UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07175
Name of Registrant: Vanguard Tax-Managed Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: March 31, 2017
Item 1: Schedule of Investments

Vanguard Tax-Managed Capital Appreciation Fund

Schedule of Investments (unaudited)

As of March 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)1
Consumer Discretionary (14.2%)
* Amazon.com Inc.	132,290	117,280
Walt Disney Co.	582,279	66,025
Home Depot Inc.	445,141	65,360
Comcast Corp. Class A	1,561,046	58,680
McDonald's Corp.	305,804	39,635
Wal-Mart Stores Inc.	503,796	36,314
Starbucks Corp.	534,294	31,197
* Priceline Group Inc.	17,378	30,932
Time Warner Inc.	304,872	29,789
Lowe's Cos. Inc.	356,815	29,334
Costco Wholesale Corp.	167,474	28,084
NIKE Inc. Class B	485,126	27,036
* Netflix Inc.	135,385	20,011
* Charter Communications Inc. Class A	58,989	19,308
Marriott International Inc. Class A	199,777	18,815
Twenty-First Century Fox Inc. Class A	503,599	16,312
TJX Cos. Inc.	204,469	16,169
General Motors Co.	428,323	15,145
* eBay Inc.	439,830	14,765
Ross Stores Inc.	206,205	13,583
* O'Reilly Automotive Inc.	49,150	13,263
* AutoZone Inc.	16,255	11,753
CBS Corp. Class B	160,925	11,162
* Tesla Inc.	38,254	10,646
Ford Motor Co.	905,184	10,536
Royal Caribbean Cruises Ltd.	104,593	10,262
Yum! Brands Inc.	158,953	10,157
* Dollar Tree Inc.	123,504	9,690
Estee Lauder Cos. Inc. Class A	112,088	9,504
* Mohawk Industries Inc.	40,019	9,184
Target Corp.	162,960	8,994
Sirius XM Holdings Inc.	1,742,688	8,975
MGM Resorts International	324,221	8,884
* NVR Inc.	4,041	8,514
Expedia Inc.	66,607	8,404
Viacom Inc. Class B	170,721	7,959
* CarMax Inc.	130,976	7,756
Hasbro Inc.	76,942	7,680
Goodyear Tire & Rubber Co.	208,626	7,511
Advance Auto Parts Inc.	50,598	7,502
DR Horton Inc.	218,026	7,262
Interpublic Group of Cos. Inc.	293,791	7,218
* Panera Bread Co. Class A	26,806	7,020
Fortune Brands Home & Security Inc.	114,801	6,986
PVH Corp.	66,936	6,926
Gentex Corp.	316,457	6,750
Lennar Corp. Class A	126,340	6,467
Darden Restaurants Inc.	76,927	6,436
* WABCO Holdings Inc.	53,422	6,273

BorgWarner Inc.	142,961	5,974
* Visteon Corp.	60,650	5,941
Harley-Davidson Inc.	96,566	5,842
PulteGroup Inc.	232,854	5,484
Scripps Networks Interactive Inc. Class A	69,558	5,451
* Liberty Interactive Corp. QVC Group Class A	268,706	5,379
Las Vegas Sands Corp.	93,794	5,353
CST Brands Inc.	111,065	5,341
Foot Locker Inc.	70,470	5,272
Dollar General Corp.	73,707	5,140
* Discovery Communications Inc.	180,131	5,099
Hanesbrands Inc.	231,493	4,806
Carnival Corp.	77,458	4,563
Omnicom Group Inc.	50,564	4,359
Lear Corp.	30,629	4,336
* Yum China Holdings Inc.	158,953	4,324
VF Corp.	76,758	4,219
* Hyatt Hotels Corp. Class A	77,726	4,196
Newell Brands Inc.	83,463	3,937
* Urban Outfitters Inc.	164,829	3,916
Brinker International Inc.	88,041	3,870
* Toll Brothers Inc.	106,247	3,837
Bed Bath & Beyond Inc.	97,001	3,828
Gap Inc.	148,246	3,601
Kohl's Corp.	79,094	3,149
KAR Auction Services Inc.	71,820	3,136
* TripAdvisor Inc.	67,124	2,897
John Wiley & Sons Inc. Class A	53,577	2,882
* Tempur Sealy International Inc.	60,667	2,819
Delphi Automotive plc	34,717	2,794
Coty Inc. Class A	145,686	2,641
Vail Resorts Inc.	13,100	2,514
Ralph Lauren Corp. Class A	30,742	2,509
* Liberty Media Corp-Liberty SiriusXM Class C	64,064	2,484
* AutoNation Inc.	58,092	2,457
Wynn Resorts Ltd.	21,318	2,443
News Corp. Class A	177,364	2,306
* Liberty Ventures Class A	46,959	2,089
* Chipotle Mexican Grill Inc. Class A	4,300	1,916
* Liberty Broadband Corp.	20,819	1,799
* DISH Network Corp. Class A	27,685	1,758
Macy's Inc.	56,651	1,679
Mattel Inc.	64,820	1,660
Nordstrom Inc.	31,966	1,489
* Liberty Expedia Holdings Inc. Class A	31,306	1,424
* Norwegian Cruise Line Holdings Ltd.	27,210	1,380
* Vista Outdoor Inc.	65,939	1,358
Adient plc	18,417	1,338
* Under Armour Inc. Class A	67,100	1,327
* Liberty Media Corp-Liberty SiriusXM Class A	32,034	1,247
Best Buy Co. Inc.	24,536	1,206
Coach Inc.	28,940	1,196
* Madison Square Garden Co. Class A	5,389	1,076
Polaris Industries Inc.	12,226	1,025
H&R Block Inc.	35,900	835
* AMC Networks Inc. Class A	13,544	795
* Liberty Broadband Corp. Class A	8,008	681

* Skechers U.S.A. Inc. Class A	21,100	579
* Hilton Grand Vacations Inc.	17,900	513
* Michael Kors Holdings Ltd.	13,200	503
Graham Holdings Co. Class B	821	492
* Ulta Beauty Inc.	1,721	491
GameStop Corp. Class A	20,418	460
* Pandora Media Inc.	37,783	446
* JC Penney Co. Inc.	61,991	382
Lennar Corp. Class B	8,278	346
Tribune Media Co. Class A	7,900	294
Staples Inc.	31,122	273
* Murphy USA Inc.	3,307	243
* Hertz Global Holdings Inc.	12,388	217
* Live Nation Entertainment Inc.	6,740	205
* LKQ Corp.	6,802	199
* Kate Spade & Co.	7,900	184
Nielsen Holdings plc	3,136	130
* ServiceMaster Global Holdings Inc.	40	2
* Under Armour Inc.	70	1
		1,125,785
Consumer Staples (7.8%)
Procter & Gamble Co.	893,492	80,280
Philip Morris International Inc.	561,782	63,425
PepsiCo Inc.	468,488	52,405
Coca-Cola Co.	1,226,086	52,035
Altria Group Inc.	552,280	39,444
CVS Health Corp.	388,354	30,486
Mondelez International Inc. Class A	617,689	26,610
Colgate-Palmolive Co.	347,747	25,452
Walgreens Boots Alliance Inc.	301,845	25,068
Reynolds American Inc.	231,531	14,591
Constellation Brands Inc. Class A	85,361	13,834
Kraft Heinz Co.	143,961	13,073
Kroger Co.	442,623	13,053
Kimberly-Clark Corp.	89,751	11,814
Archer-Daniels-Midland Co.	242,866	11,182
Dr Pepper Snapple Group Inc.	109,488	10,721
* Monster Beverage Corp.	227,901	10,522
Tyson Foods Inc. Class A	164,014	10,121
Clorox Co.	71,982	9,705
JM Smucker Co.	66,043	8,657
Molson Coors Brewing Co. Class B	88,874	8,506
Church & Dwight Co. Inc.	168,036	8,380
* WhiteWave Foods Co. Class A	149,018	8,367
Hershey Co.	72,467	7,917
McCormick & Co. Inc.	80,966	7,898
Brown-Forman Corp. Class B	166,260	7,678
Hormel Foods Corp.	209,953	7,271
Ingredion Inc.	59,184	7,128
Campbell Soup Co.	97,145	5,561
General Mills Inc.	88,800	5,240
Mead Johnson Nutrition Co.	47,379	4,221
Energizer Holdings Inc.	62,510	3,485
* Edgewell Personal Care Co.	45,051	3,295
Whole Foods Market Inc.	65,508	1,947
Bunge Ltd.	21,928	1,738
Kellogg Co.	22,838	1,658

Sysco Corp.	30,598	1,589
Conagra Brands Inc.	18,538	748
Lamb Weston Holdings Inc.	6,179	260
* Rite Aid Corp.	26,100	111
Pilgrim's Pride Corp.	3,600	81
Nu Skin Enterprises Inc. Class A	1,013	56
		615,613
Energy (6.3%)
Exxon Mobil Corp.	1,453,428	119,196
Chevron Corp.	657,090	70,552
Schlumberger Ltd.	435,414	34,006
ConocoPhillips	491,868	24,529
EOG Resources Inc.	227,247	22,168
Halliburton Co.	381,607	18,779
Phillips 66	214,201	16,969
Pioneer Natural Resources Co.	77,710	14,472
Anadarko Petroleum Corp.	227,591	14,111
Baker Hughes Inc.	218,632	13,079
Kinder Morgan Inc.	600,022	13,044
Valero Energy Corp.	182,002	12,065
* Concho Resources Inc.	75,872	9,737
Cimarex Energy Co.	68,836	8,225
Marathon Petroleum Corp.	159,433	8,058
Williams Cos. Inc.	239,189	7,078
Patterson-UTI Energy Inc.	286,601	6,956
Cabot Oil & Gas Corp.	290,464	6,945
Occidental Petroleum Corp.	105,502	6,685
* Energen Corp.	119,978	6,532
* Newfield Exploration Co.	176,179	6,503
Noble Energy Inc.	185,706	6,377
Apache Corp.	119,853	6,159
* Continental Resources Inc.	106,919	4,856
* WPX Energy Inc.	353,618	4,735
EQT Corp.	74,804	4,571
* Rowan Cos. plc Class A	260,981	4,066
Helmerich & Payne Inc.	57,866	3,852
Marathon Oil Corp.	241,737	3,819
Hess Corp.	67,582	3,258
National Oilwell Varco Inc.	78,374	3,142
Tesoro Corp.	34,726	2,815
* Weatherford International plc	352,152	2,342
Targa Resources Corp.	36,063	2,160
* Diamondback Energy Inc.	17,557	1,821
ONEOK Inc.	19,882	1,102
Range Resources Corp.	30,700	893
* Transocean Ltd.	62,292	776
Devon Energy Corp.	16,929	706
* First Solar Inc.	19,248	522
HollyFrontier Corp.	17,272	489
* Parsley Energy Inc. Class A	14,603	475
* Cheniere Energy Inc.	9,997	473
* Whiting Petroleum Corp.	42,857	405
Ensco plc Class A	25,000	224
* QEP Resources Inc.	16,510	210
* CONSOL Energy Inc.	10,690	179
* Rice Energy Inc.	7,100	168
SM Energy Co.	2,226	53

* Chesapeake Energy Corp.	229	1
		500,338
Financial Services (20.7%)
* Berkshire Hathaway Inc. Class B	634,996	105,841
JPMorgan Chase & Co.	1,202,664	105,642
Wells Fargo & Co.	1,594,225	88,735
Bank of America Corp.	3,455,790	81,522
Citigroup Inc.	1,079,154	64,555
Visa Inc. Class A	686,529	61,012
Mastercard Inc. Class A	363,828	40,920
Goldman Sachs Group Inc.	153,479	35,257
American International Group Inc.	457,032	28,533
American Express Co.	300,034	23,736
Morgan Stanley	535,505	22,941
* PayPal Holdings Inc.	496,120	21,343
American Tower Corporation	173,628	21,103
US Bancorp	400,905	20,647
Charles Schwab Corp.	496,358	20,256
Simon Property Group Inc.	98,152	16,885
S&P Global Inc.	124,501	16,277
Prudential Financial Inc.	148,953	15,890
Aon plc	129,154	15,329
Intercontinental Exchange Inc.	248,935	14,904
* Fiserv Inc.	122,767	14,156
MetLife Inc.	262,212	13,850
Discover Financial Services	201,833	13,803
Equinix Inc.	33,081	13,245
State Street Corp.	164,707	13,112
Crown Castle International Corp.	138,391	13,071
SunTrust Banks Inc.	234,876	12,989
Public Storage	57,988	12,694
Aflac Inc.	172,218	12,472
Travelers Cos. Inc.	101,725	12,262
Ameriprise Financial Inc.	87,796	11,385
AvalonBay Communities Inc.	58,706	10,778
Progressive Corp.	267,429	10,478
Fidelity National Information Services Inc.	130,247	10,370
Boston Properties Inc.	77,995	10,327
Capital One Financial Corp.	117,695	10,199
Chubb Ltd.	74,677	10,175
Equifax Inc.	73,853	10,099
PNC Financial Services Group Inc.	82,183	9,882
Global Payments Inc.	117,263	9,461
First Republic Bank	100,649	9,442
Lincoln National Corp.	143,702	9,405
Equity Residential	151,097	9,401
Fifth Third Bancorp	368,271	9,354
* SBA Communications Corp. Class A	77,268	9,301
CME Group Inc.	76,029	9,032
* Arch Capital Group Ltd.	95,099	9,013
* E*TRADE Financial Corp.	256,818	8,960
* Markel Corp.	9,157	8,936
KeyCorp	485,322	8,629
MSCI Inc. Class A	86,829	8,439
Essex Property Trust Inc.	36,270	8,398
Allstate Corp.	102,184	8,327
Synchrony Financial	241,273	8,276

Bank of New York Mellon Corp.	173,425	8,191
* SLM Corp.	676,250	8,183
Zions Bancorporation	194,374	8,164
Torchmark Corp.	102,754	7,916
Moody's Corp.	69,986	7,841
Unum Group	166,461	7,805
BlackRock Inc.	19,961	7,655
Reinsurance Group of America Inc. Class A	59,891	7,605
* Alleghany Corp.	12,354	7,594
Nasdaq Inc.	108,085	7,507
* CBRE Group Inc. Class A	212,540	7,394
Welltower Inc.	103,869	7,356
Assurant Inc.	75,128	7,187
Principal Financial Group Inc.	113,318	7,151
M&T Bank Corp.	46,002	7,118
Total System Services Inc.	130,880	6,997
Franklin Resources Inc.	165,917	6,992
East West Bancorp Inc.	134,403	6,937
WR Berkley Corp.	97,378	6,878
Raymond James Financial Inc.	89,465	6,823
TD Ameritrade Holding Corp.	174,048	6,764
Equity LifeStyle Properties Inc.	87,665	6,755
Weyerhaeuser Co.	198,402	6,742
American Financial Group Inc.	69,403	6,622
Loews Corp.	138,528	6,479
American Homes 4 Rent Class A	280,681	6,444
Commerce Bancshares Inc.	114,487	6,430
Lamar Advertising Co. Class A	85,598	6,398
T. Rowe Price Group Inc.	92,836	6,327
Annaly Capital Management Inc.	562,392	6,248
Popular Inc.	153,360	6,246
SEI Investments Co.	123,501	6,229
* GGP Inc.	267,975	6,212
* Signature Bank	41,611	6,175
White Mountains Insurance Group Ltd.	6,999	6,158
Douglas Emmett Inc.	159,344	6,119
Apartment Investment & Management Co.	137,720	6,108
Federal Realty Investment Trust	45,530	6,078
Brown & Brown Inc.	143,235	5,976
Extra Space Storage Inc.	79,539	5,917
First Horizon National Corp.	319,147	5,904
SL Green Realty Corp.	54,797	5,842
Prologis Inc.	109,443	5,678
* Howard Hughes Corp.	47,113	5,524
Mid-America Apartment Communities Inc.	53,974	5,491
Forest City Realty Trust Inc. Class A	241,109	5,251
Host Hotels & Resorts Inc.	279,419	5,214
HCP Inc.	165,100	5,164
Ventas Inc.	79,000	5,138
Jones Lang LaSalle Inc.	45,890	5,114
Affiliated Managers Group Inc.	29,691	4,868
* CoreLogic Inc.	116,575	4,747
Dun & Bradstreet Corp.	43,819	4,730
TFS Financial Corp.	271,733	4,516
Hanover Insurance Group Inc.	49,487	4,457
Alexandria Real Estate Equities Inc.	38,539	4,259
Cullen/Frost Bankers Inc.	47,496	4,226

Jack Henry & Associates Inc.	44,906	4,181
Associated Banc-Corp	170,283	4,155
Broadridge Financial Solutions Inc.	58,618	3,983
Eaton Vance Corp.	86,022	3,868
Hospitality Properties Trust	119,017	3,753
Camden Property Trust	42,323	3,405
Regency Centers Corp.	49,800	3,306
Brixmor Property Group Inc.	149,675	3,212
Leucadia National Corp.	120,270	3,127
Hartford Financial Services Group Inc.	64,171	3,085
Digital Realty Trust Inc.	28,422	3,024
Retail Properties of America Inc.	208,902	3,012
BOK Financial Corp.	38,481	3,012
Alliance Data Systems Corp.	11,592	2,886
Realty Income Corp.	48,300	2,875
AGNC Investment Corp.	141,619	2,817
CNA Financial Corp.	61,718	2,726
DDR Corp.	215,917	2,705
BB&T Corp.	53,177	2,377
CoreCivic Inc.	66,446	2,088
Paramount Group Inc.	114,342	1,853
Navient Corp.	123,033	1,816
Interactive Brokers Group Inc.	51,120	1,775
Legg Mason Inc.	47,414	1,712
Northern Trust Corp.	19,091	1,653
Bank of Hawaii Corp.	20,064	1,652
Marsh & McLennan Cos. Inc.	21,585	1,595
VEREIT Inc.	181,300	1,539
People's United Financial Inc.	79,893	1,454
New York Community Bancorp Inc.	85,200	1,190
Invesco Ltd.	36,848	1,129
Iron Mountain Inc.	28,923	1,032
Omega Healthcare Investors Inc.	30,324	1,000
FNF Group	25,471	992
Ally Financial Inc.	46,442	944
Lazard Ltd. Class A	18,503	851
Apple Hospitality REIT Inc.	39,944	763
Taubman Centers Inc.	11,122	734
Suffolk Bancorp	16,300	659
Spirit Realty Capital Inc.	57,597	583
Colony NorthStar Inc. Class A	40,743	526
Kimco Realty Corp.	22,100	488
* Quality Care Properties Inc.	24,236	457
* Zillow Group Inc.	13,278	447
Uniti Group Inc.	14,957	387
Western Union Co.	15,396	313
* Vantiv Inc. Class A	4,744	304
Macerich Co.	3,800	245
Park Hotels & Resorts Inc.	7,736	199
* FleetCor Technologies Inc.	1,233	187
		1,634,969
Health Care (13.1%)
Johnson & Johnson	950,330	118,364
Pfizer Inc.	1,865,441	63,817
Merck & Co. Inc.	956,507	60,776
UnitedHealth Group Inc.	328,174	53,824
Amgen Inc.	269,967	44,293

* Celgene Corp.	293,518	36,522
AbbVie Inc.	547,331	35,664
Medtronic plc	436,939	35,200
Gilead Sciences Inc.	484,401	32,900
Allergan plc	117,179	27,996
Bristol-Myers Squibb Co.	474,778	25,818
Eli Lilly & Co.	296,671	24,953
Thermo Fisher Scientific Inc.	153,934	23,644
Abbott Laboratories	529,605	23,520
* Biogen Inc.	85,612	23,408
Danaher Corp.	231,447	19,796
Aetna Inc.	145,181	18,518
Anthem Inc.	111,626	18,461
* Express Scripts Holding Co.	265,479	17,498
Cigna Corp.	112,107	16,423
Becton Dickinson and Co.	88,320	16,201
* Boston Scientific Corp.	623,793	15,514
Humana Inc.	69,676	14,363
Stryker Corp.	109,046	14,356
* Incyte Corp.	95,944	12,825
Zoetis Inc.	240,279	12,824
Cardinal Health Inc.	145,261	11,846
* Vertex Pharmaceuticals Inc.	100,811	11,024
Zimmer Biomet Holdings Inc.	88,957	10,863
McKesson Corp.	73,199	10,852
CR Bard Inc.	41,918	10,418
Agilent Technologies Inc.	192,643	10,185
* Regeneron Pharmaceuticals Inc.	26,123	10,123
AmerisourceBergen Corp. Class A	106,401	9,416
* Henry Schein Inc.	53,592	9,109
Dentsply Sirona Inc.	130,580	8,153
Cooper Cos. Inc.	40,631	8,122
Baxter International Inc.	153,258	7,948
* Laboratory Corp. of America Holdings	53,808	7,720
Teleflex Inc.	39,319	7,617
Universal Health Services Inc. Class B	60,278	7,502
Quest Diagnostics Inc.	72,665	7,135
* Quintiles IMS Holdings Inc.	79,308	6,387
PerkinElmer Inc.	109,261	6,344
* QIAGEN NV	201,494	5,837
* Mylan NV	147,981	5,770
* Illumina Inc.	31,400	5,358
* Charles River Laboratories International Inc.	47,381	4,262
* BioMarin Pharmaceutical Inc.	48,075	4,220
Bio-Techne Corp.	38,893	3,953
* Intuitive Surgical Inc.	5,141	3,940
* Cerner Corp.	64,409	3,790
* Centene Corp.	52,904	3,770
* Ionis Pharmaceuticals Inc.	85,305	3,429
Patterson Cos. Inc.	73,371	3,319
Bruker Corp.	138,767	3,237
* Varian Medical Systems Inc.	29,960	2,730
* Bioverativ Inc.	42,806	2,331
* Alkermes plc	31,607	1,849
* Alexion Pharmaceuticals Inc.	14,076	1,707
* Alnylam Pharmaceuticals Inc.	27,692	1,419
* HCA Holdings Inc.	12,526	1,115

* Endo International plc	91,900	1,026
* Edwards Lifesciences Corp.	8,890	836
* ACADIA Pharmaceuticals Inc.	22,100	760
* Intercept Pharmaceuticals Inc.	5,267	596
* United Therapeutics Corp.	4,311	584
* OPKO Health Inc.	66,281	530
* Juno Therapeutics Inc.	23,244	516
* Neurocrine Biosciences Inc.	10,401	450
* VCA Inc.	4,520	414
* Envision Healthcare Corp.	6,700	411
* Varex Imaging Corp.	11,984	403
* IDEXX Laboratories Inc.	2,431	376
* Agios Pharmaceuticals Inc.	6,000	350
* Align Technology Inc.	2,924	335
* Veeva Systems Inc. Class A	6,212	319
* DaVita Inc.	4,382	298
* Bio-Rad Laboratories Inc. Class A	1,404	280
* Hologic Inc.	6,180	263
* MEDNAX Inc.	2,830	196
* Mallinckrodt plc	4,103	183
* Premier Inc. Class A	5,600	178
* Alere Inc.	4,022	160
* Intrexon Corp.	3,373	67
		1,039,809
Materials & Processing (3.6%)
EI du Pont de Nemours & Co.	349,034	28,038
Monsanto Co.	178,022	20,152
Dow Chemical Co.	244,754	15,552
Ecolab Inc.	115,934	14,531
Sherwin-Williams Co.	40,058	12,426
Praxair Inc.	103,342	12,256
LyondellBasell Industries NV Class A	132,695	12,101
Vulcan Materials Co.	85,590	10,312
Martin Marietta Materials Inc.	46,652	10,182
Newmont Mining Corp.	297,030	9,790
Albemarle Corp.	90,452	9,555
FMC Corp.	132,448	9,217
Celanese Corp. Class A	100,412	9,022
Ball Corp.	100,054	7,430
Valspar Corp.	66,760	7,406
Lennox International Inc.	40,714	6,812
Fastenal Co.	125,785	6,478
Owens Corning	104,758	6,429
Sealed Air Corp.	143,185	6,240
* Crown Holdings Inc.	112,863	5,976
Southern Copper Corp.	165,670	5,946
Scotts Miracle-Gro Co.	50,983	4,761
Air Products & Chemicals Inc.	32,969	4,460
Valmont Industries Inc.	27,984	4,352
Nucor Corp.	66,785	3,988
* Armstrong World Industries Inc.	85,415	3,933
WR Grace & Co.	55,735	3,885
Reliance Steel & Aluminum Co.	46,208	3,698
Westlake Chemical Corp.	54,946	3,629
* Freeport-McMoRan Inc.	240,150	3,208
Packaging Corp. of America	26,568	2,434
PPG Industries Inc.	23,100	2,427

Eagle Materials Inc.	21,140	2,054
* Owens-Illinois Inc.	94,689	1,930
International Paper Co.	35,971	1,827
Mosaic Co.	58,059	1,694
WestRock Co.	22,602	1,176
Eastman Chemical Co.	14,072	1,137
United States Steel Corp.	33,629	1,137
Acuity Brands Inc.	4,472	912
* Alcoa Corp.	26,090	898
CF Industries Holdings Inc.	26,925	790
Tahoe Resources Inc.	86,000	691
* Versum Materials Inc.	16,484	504
Royal Gold Inc.	5,985	419
Hexcel Corp.	3,533	193
* AdvanSix Inc.	6,732	184
		282,172
Other (0.0%)
* Invitation Homes Inc.	2,934	64
* Snap Inc.	917	21
		85
Producer Durables (10.3%)
General Electric Co.	2,587,155	77,097
Boeing Co.	225,405	39,865
Union Pacific Corp.	303,684	32,166
United Technologies Corp.	279,693	31,384
3M Co.	154,044	29,473
FedEx Corp.	113,273	22,105
General Dynamics Corp.	114,543	21,442
Honeywell International Inc.	168,320	21,018
Accenture plc Class A	164,778	19,754
Illinois Tool Works Inc.	140,947	18,671
CSX Corp.	389,166	18,116
Northrop Grumman Corp.	72,150	17,160
Southwest Airlines Co.	313,976	16,879
Delta Air Lines Inc.	350,782	16,122
United Parcel Service Inc. Class B	148,626	15,948
Norfolk Southern Corp.	127,762	14,305
* United Continental Holdings Inc.	186,761	13,193
Lockheed Martin Corp.	47,222	12,637
Raytheon Co.	80,822	12,325
Parker-Hannifin Corp.	67,377	10,802
Roper Technologies Inc.	51,607	10,656
Waste Management Inc.	140,109	10,217
* Mettler-Toledo International Inc.	21,107	10,108
PACCAR Inc.	142,675	9,588
Emerson Electric Co.	159,064	9,522
Deere & Co.	82,823	9,016
Huntington Ingalls Industries Inc.	44,901	8,991
Cintas Corp.	70,616	8,936
L3 Technologies Inc.	53,889	8,907
* Waters Corp.	53,043	8,291
Toro Co.	131,898	8,238
* Verisk Analytics Inc. Class A	100,411	8,147
Textron Inc.	170,296	8,104
Expeditors International of Washington Inc.	138,833	7,843
AMETEK Inc.	143,005	7,734

* Copart Inc.	124,612	7,717
Cummins Inc.	47,769	7,223
TransDigm Group Inc.	32,799	7,221
Rockwell Collins Inc.	73,559	7,147
* HD Supply Holdings Inc.	171,257	7,043
JB Hunt Transport Services Inc.	76,689	7,035
Fortive Corp.	115,723	6,969
* Middleby Corp.	50,169	6,846
BWX Technologies Inc.	143,634	6,837
Old Dominion Freight Line Inc.	78,902	6,752
Jacobs Engineering Group Inc.	121,987	6,743
IDEX Corp.	71,688	6,704
Carlisle Cos. Inc.	59,977	6,382
Landstar System Inc.	73,936	6,333
Wabtec Corp.	80,447	6,275
WW Grainger Inc.	26,954	6,274
Caterpillar Inc.	65,805	6,104
FLIR Systems Inc.	164,529	5,969
AGCO Corp.	98,700	5,940
ManpowerGroup Inc.	54,486	5,589
Oshkosh Corp.	80,575	5,527
* Welbilt Inc.	275,298	5,404
Automatic Data Processing Inc.	51,161	5,238
Robert Half International Inc.	96,924	4,733
Donaldson Co. Inc.	102,983	4,688
Xylem Inc.	86,943	4,366
MSC Industrial Direct Co. Inc. Class A	41,610	4,276
Xerox Corp.	576,488	4,231
Flowserve Corp.	87,374	4,231
* Stericycle Inc.	48,278	4,002
Eaton Corp. plc	51,783	3,840
Genpact Ltd.	151,475	3,751
Terex Corp.	113,735	3,571
Stanley Black & Decker Inc.	26,735	3,552
Orbital ATK Inc.	33,013	3,235
CH Robinson Worldwide Inc.	39,317	3,039
* Keysight Technologies Inc.	78,164	2,825
ITT Inc.	64,187	2,633
Graco Inc.	27,607	2,599
* Zebra Technologies Corp.	27,137	2,476
Allison Transmission Holdings Inc.	68,172	2,458
Arconic Inc.	78,271	2,062
* Conduent Inc.	115,297	1,935
* Spirit Airlines Inc.	23,229	1,233
Republic Services Inc. Class A	19,556	1,228
Ryder System Inc.	5,166	390
Pentair plc	6,124	384
Spirit AeroSystems Holdings Inc. Class A	4,357	252
* CoStar Group Inc.	1,010	209
American Airlines Group Inc.	4,847	205
Fluor Corp.	3,441	181
* United Rentals Inc.	1,100	138
RR Donnelley & Sons Co.	1,398	17
		816,772
Technology (18.5%)
Apple Inc.	1,942,330	279,035
Microsoft Corp.	2,636,088	173,613

* Facebook Inc. Class A	781,459	111,006
* Alphabet Inc. Class A	104,614	88,692
* Alphabet Inc. Class C	104,987	87,093
Cisco Systems Inc.	1,579,359	53,382
International Business Machines Corp.	300,425	52,316
Intel Corp.	1,357,284	48,957
Oracle Corp.	1,072,296	47,835
Broadcom Ltd.	145,561	31,872
Texas Instruments Inc.	389,186	31,353
QUALCOMM Inc.	473,432	27,147
* Adobe Systems Inc.	199,573	25,970
NVIDIA Corp.	235,253	25,626
* salesforce.com Inc.	258,085	21,289
Applied Materials Inc.	532,975	20,733
Hewlett Packard Enterprise Co.	808,655	19,165
* Yahoo! Inc.	410,583	19,055
* Cognizant Technology Solutions Corp. Class A	249,738	14,864
Intuit Inc.	126,429	14,665
Activision Blizzard Inc.	292,430	14,581
Corning Inc.	477,384	12,889
Lam Research Corp.	96,753	12,419
Amphenol Corp. Class A	165,003	11,743
* Autodesk Inc.	129,138	11,167
Analog Devices Inc.	125,312	10,269
Symantec Corp.	315,666	9,685
* Synopsys Inc.	124,454	8,977
* Citrix Systems Inc.	103,448	8,627
KLA-Tencor Corp.	90,426	8,597
* Cadence Design Systems Inc.	270,664	8,499
* Micron Technology Inc.	286,090	8,268
Western Digital Corp.	98,249	8,108
Juniper Networks Inc.	288,825	8,038
CDK Global Inc.	123,048	7,999
HP Inc.	434,070	7,761
Teradyne Inc.	235,865	7,335
Brocade Communications Systems Inc.	531,669	6,635
* Arrow Electronics Inc.	89,502	6,570
Dolby Laboratories Inc. Class A	115,638	6,061
NetApp Inc.	137,603	5,759
Avnet Inc.	121,410	5,556
* Teradata Corp.	176,523	5,493
Computer Sciences Corp.	78,747	5,434
DST Systems Inc.	42,702	5,231
CSRA Inc.	171,247	5,016
Xilinx Inc.	81,750	4,733
* Electronic Arts Inc.	51,001	4,566
* NCR Corp.	99,365	4,539
Skyworks Solutions Inc.	38,209	3,744
CA Inc.	109,686	3,479
Microchip Technology Inc.	43,580	3,215
Motorola Solutions Inc.	36,182	3,120
* ServiceNow Inc.	34,645	3,030
SS&C Technologies Holdings Inc.	85,064	3,011
* CommScope Holding Co. Inc.	64,859	2,705
* Twitter Inc.	174,221	2,605
* Dell Technologies Inc. Class V	31,964	2,048
* IAC/InterActiveCorp	24,480	1,805

* Workday Inc. Class A	19,800	1,649
* Akamai Technologies Inc.	27,070	1,616
Harris Corp.	13,240	1,473
* VeriSign Inc.	10,316	899
Leidos Holdings Inc.	15,371	786
Amdocs Ltd.	11,987	731
* Qorvo Inc.	6,600	453
* Red Hat Inc.	3,264	282
* Fortinet Inc.	7,337	281
* IPG Photonics Corp.	2,308	279
* Gartner Inc.	2,326	251
* ANSYS Inc.	2,329	249
* PTC Inc.	4,733	249
* CommerceHub Inc.	15,653	243
* Palo Alto Networks Inc.	1,995	225
* Splunk Inc.	3,400	212
* F5 Networks Inc.	1,424	203
Sabre Corp.	8,123	172
* CommerceHub Inc. Class A	7,826	121
* Twilio Inc. Class A	2,800	81
		1,463,440
Utilities (5.5%)
AT&T Inc.	2,105,010	87,463
Verizon Communications Inc.	1,302,922	63,517
Duke Energy Corp.	298,044	24,443
NextEra Energy Inc.	177,540	22,791
Southern Co.	356,794	17,761
PG&E Corp.	215,510	14,301
Edison International	162,181	12,911
Sempra Energy	116,390	12,861
Exelon Corp.	351,421	12,644
* T-Mobile US Inc.	185,138	11,958
WEC Energy Group Inc.	187,296	11,356
Dominion Resources Inc.	142,027	11,017
Consolidated Edison Inc.	141,599	10,997
Eversource Energy	172,448	10,136
* Level 3 Communications Inc.	163,155	9,336
American Water Works Co. Inc.	117,032	9,102
CMS Energy Corp.	190,417	8,519
UGI Corp.	154,238	7,619
Atmos Energy Corp.	83,514	6,597
NiSource Inc.	276,272	6,572
Aqua America Inc.	183,416	5,897
CenterPoint Energy Inc.	213,368	5,883
PPL Corp.	154,847	5,790
DTE Energy Co.	56,142	5,733
* Sprint Corp.	652,251	5,661
FirstEnergy Corp.	171,632	5,461
SCANA Corp.	80,345	5,251
Telephone & Data Systems Inc.	167,926	4,452
American Electric Power Co. Inc.	60,633	4,070
AES Corp.	342,688	3,831
* United States Cellular Corp.	94,884	3,542
Alliant Energy Corp.	66,238	2,624
NRG Energy Inc.	116,365	2,176
* Calpine Corp.	166,326	1,838
* Zayo Group Holdings Inc.	35,976	1,184

Entergy Corp.			15,547	1,181
Frontier Communications Corp.			355,336	760
Public Service Enterprise Group Inc.			10,098	448
				437,683
Total Common Stocks (Cost $3,628,530)				7,916,666
	Coupon
Temporary Cash Investments (0.0%)1
Money Market Fund (0.0%)
2 Vanguard Market Liquidity Fund	0.965%		259	26

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
3 United States Treasury Bill	0.557%	4/27/17	1,500	1,499
United States Treasury Bill	0.557%	5/25/17	50	50
United States Treasury Bill	0.551%–0.741%	6/8/17	300	300
United States Treasury Bill	0.759%	6/15/17	400	399
				2,248
Total Temporary Cash Investments (Cost $2,274)				2,274
Total Investments (100.0%) (Cost $3,630,804)				7,918,940
Other Assets and Liabilities-Net (0.0%)				1,943
Net Assets (100%)				7,920,883

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $500,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,916,666	—	—
Temporary Cash Investments	26	2,248	—
Futures Contracts—Liabilities[1]	(8)	—	—
Total	7,916,684	2,248	—

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	June 2017	30	3,539	30

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2017, the cost of investment securities for tax purposes was $3,630,804,000. Net unrealized appreciation of investment securities for tax purposes was $4,288,136,000, consisting of unrealized gains of $4,288,839,000 on securities that had risen in value since their purchase and $703,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Balanced Fund

Schedule of Investments (unaudited)

As of March 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (48.1%)
Consumer Discretionary (6.7%)
* Amazon.com Inc.	27,084	24,011
Home Depot Inc.	87,099	12,789
Walt Disney Co.	112,466	12,753
Comcast Corp. Class A	332,242	12,489
McDonald's Corp.	59,574	7,721
Wal-Mart Stores Inc.	105,249	7,586
* Priceline Group Inc.	3,654	6,504
Starbucks Corp.	93,826	5,478
Costco Wholesale Corp.	30,493	5,113
NIKE Inc. Class B	91,528	5,101
Time Warner Inc.	51,696	5,051
Lowe's Cos. Inc.	57,915	4,761
* Charter Communications Inc. Class A	13,061	4,275
* Netflix Inc.	27,668	4,090
TJX Cos. Inc.	42,186	3,336
General Motors Co.	91,500	3,235
* eBay Inc.	95,708	3,213
CBS Corp. Class B	42,313	2,935
Ford Motor Co.	247,200	2,877
Marriott International Inc. Class A	29,328	2,762
Twenty-First Century Fox Inc. Class A	76,951	2,492
* Tesla Inc.	8,200	2,282
* O'Reilly Automotive Inc.	8,274	2,233
Newell Brands Inc.	46,696	2,203
Ross Stores Inc.	33,108	2,181
Target Corp.	37,045	2,045
* AutoZone Inc.	2,377	1,719
Domino's Pizza Inc.	8,620	1,589
* Dollar Tree Inc.	20,151	1,581
Dollar General Corp.	22,000	1,534
Sirius XM Holdings Inc.	296,568	1,527
Estee Lauder Cos. Inc. Class A	17,818	1,511
* Mohawk Industries Inc.	6,574	1,509
Royal Caribbean Cruises Ltd.	15,347	1,506
* DISH Network Corp. Class A	23,646	1,501
MGM Resorts International	54,205	1,485
Yum! Brands Inc.	23,005	1,470
Lear Corp.	10,000	1,416
VF Corp.	25,700	1,413
Expedia Inc.	11,176	1,410
Carnival Corp.	23,150	1,364
Advance Auto Parts Inc.	8,204	1,216
DR Horton Inc.	35,942	1,197
Lennar Corp. Class A	22,903	1,172
Fortune Brands Home & Security Inc.	19,125	1,164
Thor Industries Inc.	12,100	1,163
Las Vegas Sands Corp.	19,100	1,090
* NVR Inc.	507	1,068
Gentex Corp.	48,470	1,034

* Live Nation Entertainment Inc.	33,419	1,015
Coach Inc.	24,420	1,009
* Ulta Beauty Inc.	3,464	988
News Corp. Class A	74,867	973
Wyndham Worldwide Corp.	11,500	969
CST Brands Inc.	19,366	931
Hilton Worldwide Holdings Inc.	15,350	897
Twenty-First Century Fox Inc.	27,500	874
PVH Corp.	8,403	869
Service Corp. International	28,000	865
Tractor Supply Co.	12,514	863
* WABCO Holdings Inc.	7,196	845
Delphi Automotive plc	9,900	797
Dunkin' Brands Group Inc.	14,492	792
Hanesbrands Inc.	36,400	756
Best Buy Co. Inc.	15,300	752
Harley-Davidson Inc.	12,290	744
Wendy's Co.	54,370	740
* Chipotle Mexican Grill Inc. Class A	1,648	734
Scripps Networks Interactive Inc. Class A	9,268	726
* Visteon Corp.	7,400	725
Omnicom Group Inc.	7,900	681
* Discovery Communications Inc.	24,041	681
* Madison Square Garden Co. Class A	3,385	676
* Yum China Holdings Inc.	23,005	626
* CarMax Inc.	10,501	622
Viacom Inc. Class A	12,501	609
Macy's Inc.	19,394	575
Wynn Resorts Ltd.	4,991	572
* Liberty Media Corp-Liberty SiriusXM	14,410	559
* JC Penney Co. Inc.	84,253	519
Vail Resorts Inc.	2,700	518
* Liberty Broadband Corp.	5,973	516
* Liberty Media Corp-Liberty SiriusXM	12,657	493
John Wiley & Sons Inc. Class A	9,018	485
* Panera Bread Co. Class A	1,827	478
Coty Inc. Class A	25,649	465
* LKQ Corp.	15,632	458
Kohl's Corp.	11,385	453
Viacom Inc. Class B	9,527	444
Polaris Industries Inc.	5,200	436
Gap Inc.	17,685	430
Foot Locker Inc.	5,700	426
Brinker International Inc.	9,637	424
Hasbro Inc.	4,200	419
Bed Bath & Beyond Inc.	10,100	399
Dillard's Inc. Class A	7,453	389
* Lions Gate Entertainment Corp. Class B	15,737	384
* Under Armour Inc. Class A	19,200	380
* TripAdvisor Inc.	8,791	379
BorgWarner Inc.	8,952	374
Adient plc	5,095	370
* Liberty Broadband Corp. Class A	4,259	362
* Michael Kors Holdings Ltd.	9,283	354
Tiffany & Co.	3,500	334
Signet Jewelers Ltd.	4,400	305
Darden Restaurants Inc.	3,500	293

* ServiceMaster Global Holdings Inc.	6,876	287
Nielsen Holdings plc	6,500	269
* Liberty Ventures Class A	5,781	257
Nordstrom Inc.	5,400	251
Ralph Lauren Corp. Class A	3,073	251
* Lululemon Athletica Inc.	4,692	243
Genuine Parts Co.	2,600	240
Whirlpool Corp.	1,400	240
* Vista Outdoor Inc.	10,772	222
Williams-Sonoma Inc.	4,000	214
* Liberty Interactive Corp. QVC Group Class A	10,238	205
* Murphy USA Inc.	2,740	201
* Discovery Communications Inc. Class A	6,841	199
* Liberty Expedia Holdings Inc. Class A	3,854	175
Interpublic Group of Cos. Inc.	6,900	170
* Norwegian Cruise Line Holdings Ltd.	3,329	169
Goodyear Tire & Rubber Co.	4,600	166
Aramark	4,400	162
* Burlington Stores Inc.	1,500	146
PulteGroup Inc.	6,000	141
* Hilton Grand Vacations Inc.	4,605	132
* Skechers U.S.A. Inc. Class A	4,500	124
Leggett & Platt Inc.	2,300	116
* Pandora Media Inc.	9,798	116
AMERCO	300	114
* Sally Beauty Holdings Inc.	5,084	104
Penske Automotive Group Inc.	2,200	103
KAR Auction Services Inc.	2,200	96
Dick's Sporting Goods Inc.	1,800	88
* Toll Brothers Inc.	2,401	87
Garmin Ltd.	1,500	77
* Cabela's Inc.	1,083	58
* Kate Spade & Co.	2,300	53
* Urban Outfitters Inc.	1,911	45
* Avis Budget Group Inc.	1,400	41
* Tempur Sealy International Inc.	873	41
* Michaels Cos. Inc.	1,794	40
H&R Block Inc.	1,700	40
Carter's Inc.	400	36
* AMC Networks Inc. Class A	573	34
* Under Armour Inc.	1,811	33
Lennar Corp. Class B	680	28
		221,721
Consumer Staples (3.8%)
Procter & Gamble Co.	183,420	16,480
Philip Morris International Inc.	115,649	13,057
Coca-Cola Co.	274,564	11,653
PepsiCo Inc.	92,790	10,379
Altria Group Inc.	141,180	10,083
CVS Health Corp.	75,192	5,903
Walgreens Boots Alliance Inc.	58,078	4,823
Colgate-Palmolive Co.	64,670	4,733
Mondelez International Inc. Class A	109,437	4,715
Reynolds American Inc.	59,091	3,724
Kraft Heinz Co.	39,259	3,565
Kimberly-Clark Corp.	21,752	2,863
Constellation Brands Inc. Class A	12,887	2,089

General Mills Inc.	30,514	1,801
Kroger Co.	58,600	1,728
Tyson Foods Inc. Class A	27,747	1,712
* Monster Beverage Corp.	37,051	1,711
Archer-Daniels-Midland Co.	35,973	1,656
Dr Pepper Snapple Group Inc.	16,632	1,629
Sysco Corp.	27,800	1,443
Hershey Co.	13,200	1,442
Molson Coors Brewing Co. Class B	14,200	1,359
Clorox Co.	10,000	1,348
McCormick & Co. Inc.	13,147	1,282
Church & Dwight Co. Inc.	25,710	1,282
JM Smucker Co.	9,651	1,265
* WhiteWave Foods Co. Class A	20,815	1,169
Ingredion Inc.	9,686	1,166
Mead Johnson Nutrition Co.	12,513	1,115
Brown-Forman Corp. Class B	23,276	1,075
Hormel Foods Corp.	30,684	1,063
* Herbalife Ltd.	15,255	887
Kellogg Co.	10,400	755
Conagra Brands Inc.	16,800	678
Bunge Ltd.	7,914	627
* US Foods Holding Corp.	17,141	480
Whole Foods Market Inc.	16,000	476
* Blue Buffalo Pet Products Inc.	20,612	474
* Edgewell Personal Care Co.	6,311	462
* Rite Aid Corp.	94,214	400
Energizer Holdings Inc.	6,965	388
Campbell Soup Co.	5,000	286
Lamb Weston Holdings Inc.	5,600	236
* Hain Celestial Group Inc.	5,900	219
* Post Holdings Inc.	1,700	149
Pinnacle Foods Inc.	2,000	116
Flowers Foods Inc.	4,800	93
Casey's General Stores Inc.	200	22
* AquaBounty Technologies Inc.	69	1
		126,062
Energy (3.0%)
Exxon Mobil Corp.	300,415	24,637
Chevron Corp.	134,432	14,434
Schlumberger Ltd.	99,967	7,807
ConocoPhillips	83,312	4,155
EOG Resources Inc.	36,156	3,527
Halliburton Co.	59,825	2,944
Kinder Morgan Inc.	123,500	2,685
Phillips 66	33,106	2,623
Pioneer Natural Resources Co.	11,839	2,205
Anadarko Petroleum Corp.	33,792	2,095
Valero Energy Corp.	31,400	2,081
* Concho Resources Inc.	14,880	1,910
Marathon Petroleum Corp.	34,482	1,743
Baker Hughes Inc.	26,850	1,606
Occidental Petroleum Corp.	24,804	1,572
Williams Cos. Inc.	48,200	1,426
Apache Corp.	25,638	1,318
Devon Energy Corp.	31,554	1,316
* Continental Resources Inc.	26,128	1,187

Cimarex Energy Co.	9,876	1,180
* Newfield Exploration Co.	28,918	1,067
Noble Energy Inc.	28,498	979
Marathon Oil Corp.	57,682	911
National Oilwell Varco Inc.	21,529	863
EQT Corp.	13,897	849
Hess Corp.	16,730	807
* Cheniere Energy Inc.	16,902	799
Cabot Oil & Gas Corp.	31,004	741
ONEOK Inc.	13,184	731
Patterson-UTI Energy Inc.	28,702	697
* Energen Corp.	12,130	660
World Fuel Services Corp.	17,200	623
Tesoro Corp.	7,200	584
Targa Resources Corp.	9,700	581
Helmerich & Payne Inc.	7,915	527
RPC Inc.	28,107	515
* Weatherford International plc	66,300	441
Range Resources Corp.	14,446	420
* Diamondback Energy Inc.	3,610	374
HollyFrontier Corp.	12,392	351
* Chesapeake Energy Corp.	51,300	305
* Southwestern Energy Co.	36,597	299
* Antero Resources Corp.	10,320	235
* Parsley Energy Inc. Class A	7,100	231
* Gulfport Energy Corp.	13,200	227
Nabors Industries Ltd.	16,420	215
Murphy Oil Corp.	7,300	209
* CONSOL Energy Inc.	12,300	206
* Transocean Ltd.	15,300	190
* WPX Energy Inc.	12,644	169
PBF Energy Inc. Class A	7,200	160
* Rice Energy Inc.	5,600	133
* Whiting Petroleum Corp.	14,000	132
SM Energy Co.	4,400	106
* QEP Resources Inc.	7,200	92
* Laredo Petroleum Inc.	6,190	90
Ensco plc Class A	9,500	85
Noble Corp. plc	13,200	82
* Rowan Cos. plc Class A	4,300	67
* First Solar Inc.	1,400	38
		99,242
Financial Services (9.9%)
* Berkshire Hathaway Inc. Class B	133,452	22,244
JPMorgan Chase & Co.	250,001	21,960
Wells Fargo & Co.	314,059	17,481
Bank of America Corp.	701,280	16,543
Citigroup Inc.	200,498	11,994
Visa Inc. Class A	131,515	11,688
Mastercard Inc. Class A	67,000	7,535
Goldman Sachs Group Inc.	32,335	7,428
American International Group Inc.	81,900	5,113
US Bancorp	92,800	4,779
American Express Co.	60,159	4,759
American Tower Corporation	33,519	4,074
Simon Property Group Inc.	23,328	4,013
* PayPal Holdings Inc.	90,734	3,903

Morgan Stanley	87,560	3,751
Chubb Ltd.	27,485	3,745
Charles Schwab Corp.	89,405	3,649
Bank of New York Mellon Corp.	73,032	3,449
PNC Financial Services Group Inc.	26,300	3,162
MetLife Inc.	58,940	3,113
BlackRock Inc.	7,712	2,958
Aon plc	23,340	2,770
Capital One Financial Corp.	31,892	2,764
Prudential Financial Inc.	25,112	2,679
CME Group Inc.	22,095	2,625
Synchrony Financial	71,463	2,451
Crown Castle International Corp.	24,967	2,358
Allstate Corp.	28,400	2,314
Public Storage	10,072	2,205
* Fiserv Inc.	19,060	2,198
SunTrust Banks Inc.	38,929	2,153
Equinix Inc.	5,196	2,080
Equity Residential	33,050	2,056
Intercontinental Exchange Inc.	33,455	2,003
BB&T Corp.	43,800	1,958
Marsh & McLennan Cos. Inc.	26,000	1,921
AvalonBay Communities Inc.	10,200	1,873
State Street Corp.	22,969	1,829
Travelers Cos. Inc.	15,089	1,819
Progressive Corp.	44,997	1,763
Fidelity National Information Services Inc.	21,481	1,710
Equifax Inc.	12,488	1,708
* SVB Financial Group	9,175	1,707
Boston Properties Inc.	12,781	1,692
S&P Global Inc.	12,900	1,687
Welltower Inc.	23,800	1,685
Prologis Inc.	32,400	1,681
First Republic Bank	17,776	1,668
Discover Financial Services	24,229	1,657
Weyerhaeuser Co.	48,386	1,644
Hartford Financial Services Group Inc.	34,200	1,644
* Arch Capital Group Ltd.	16,812	1,593
Moody's Corp.	14,200	1,591
Loews Corp.	33,975	1,589
Vornado Realty Trust	15,600	1,565
* Markel Corp.	1,571	1,533
Zions Bancorporation	35,733	1,501
KeyCorp	84,218	1,497
Comerica Inc.	21,600	1,481
Global Payments Inc.	17,428	1,406
Torchmark Corp.	18,022	1,388
Essex Property Trust Inc.	5,973	1,383
* Alleghany Corp.	2,211	1,359
MSCI Inc. Class A	13,634	1,325
Regions Financial Corp.	90,215	1,311
Aflac Inc.	18,100	1,311
* E*TRADE Financial Corp.	37,548	1,310
Realty Income Corp.	21,500	1,280
Digital Realty Trust Inc.	11,800	1,255
Ventas Inc.	18,900	1,229
Huntington Bancshares Inc.	89,700	1,201

* GGP Inc.	51,800	1,201
Unum Group	25,027	1,173
WR Berkley Corp.	16,593	1,172
* Signature Bank	7,880	1,169
American Homes 4 Rent Class A	50,035	1,149
RenaissanceRe Holdings Ltd.	7,918	1,145
Reinsurance Group of America Inc. Class A	8,670	1,101
East West Bancorp Inc.	21,269	1,098
Lincoln National Corp.	16,530	1,082
SL Green Realty Corp.	10,059	1,072
Total System Services Inc.	19,900	1,064
Lamar Advertising Co. Class A	14,200	1,061
Nasdaq Inc.	15,273	1,061
Annaly Capital Management Inc.	95,200	1,058
Equity LifeStyle Properties Inc.	13,673	1,054
* SBA Communications Corp. Class A	8,611	1,036
Everest Re Group Ltd.	4,400	1,029
Assured Guaranty Ltd.	27,394	1,017
Fifth Third Bancorp	39,575	1,005
Assurant Inc.	10,500	1,005
SEI Investments Co.	19,647	991
Extra Space Storage Inc.	13,300	989
Federal Realty Investment Trust	7,319	977
FactSet Research Systems Inc.	5,919	976
Commerce Bancshares Inc.	17,337	974
Synovus Financial Corp.	23,542	966
Douglas Emmett Inc.	25,134	965
CBOE Holdings Inc.	11,800	957
* Howard Hughes Corp.	8,140	954
Alliance Data Systems Corp.	3,804	947
Mid-America Apartment Communities Inc.	9,294	946
* Equity Commonwealth	30,186	942
White Mountains Insurance Group Ltd.	1,066	938
Brown & Brown Inc.	21,461	895
Forest City Realty Trust Inc. Class A	40,632	885
Kilroy Realty Corp.	12,189	879
First Horizon National Corp.	47,340	876
Associated Banc-Corp	35,827	874
Raymond James Financial Inc.	11,434	872
Host Hotels & Resorts Inc.	46,699	871
Camden Property Trust	10,700	861
TD Ameritrade Holding Corp.	21,961	853
* CBRE Group Inc. Class A	24,393	849
Popular Inc.	20,800	847
* Western Alliance Bancorp	17,239	846
Apartment Investment & Management Co.	18,776	833
Franklin Resources Inc.	19,575	825
Empire State Realty Trust Inc.	39,457	814
* First Data Corp. Class A	51,824	803
Regency Centers Corp.	11,800	783
Allied World Assurance Co. Holdings AG	13,344	709
TCF Financial Corp.	39,500	672
M&T Bank Corp.	4,200	650
Hanover Insurance Group Inc.	7,214	650
* Square Inc.	37,588	650
Taubman Centers Inc.	9,800	647
Morningstar Inc.	8,088	636

* Zillow Group Inc.	18,096	609
Affiliated Managers Group Inc.	3,684	604
AGNC Investment Corp.	29,900	595
Dun & Bradstreet Corp.	5,400	583
TFS Financial Corp.	34,400	572
Jones Lang LaSalle Inc.	5,012	559
Tanger Factory Outlet Centers Inc.	16,300	534
* FleetCor Technologies Inc.	3,491	529
Legg Mason Inc.	14,354	518
* Credit Acceptance Corp.	2,586	516
Ally Financial Inc.	24,954	507
Principal Financial Group Inc.	7,900	499
First Hawaiian Inc.	16,576	496
Northern Trust Corp.	5,700	493
Colony NorthStar Inc. Class A	37,784	488
Invesco Ltd.	14,500	444
Citizens Financial Group Inc.	12,700	439
Kimco Realty Corp.	19,200	424
Brixmor Property Group Inc.	19,000	408
CNA Financial Corp.	8,693	384
DDR Corp.	29,107	365
Thomson Reuters Corp.	7,900	341
Iron Mountain Inc.	9,100	325
BOK Financial Corp.	4,040	316
FNF Group	7,847	306
ProAssurance Corp.	5,000	301
* Vantiv Inc. Class A	4,683	300
Retail Properties of America Inc.	19,700	284
UDR Inc.	7,800	283
New York Community Bancorp Inc.	19,700	275
CoreCivic Inc.	8,500	267
T. Rowe Price Group Inc.	3,700	252
People's United Financial Inc.	13,109	239
XL Group Ltd.	5,900	235
Lazard Ltd. Class A	5,025	231
Leucadia National Corp.	8,733	227
Cincinnati Financial Corp.	3,000	217
Park Hotels & Resorts Inc.	7,865	202
Western Union Co.	9,800	199
Suffolk Bancorp	4,625	187
Ameriprise Financial Inc.	1,380	179
VEREIT Inc.	20,300	172
* TransUnion	4,475	172
Arthur J Gallagher & Co.	3,000	170
Voya Financial Inc.	4,100	156
Duke Realty Corp.	5,900	155
CIT Group Inc.	3,500	150
Alexandria Real Estate Equities Inc.	1,300	144
Broadridge Financial Solutions Inc.	2,100	143
Uniti Group Inc.	5,500	142
* CoreLogic Inc.	3,411	139
American Campus Communities Inc.	2,900	138
Two Harbors Investment Corp.	14,000	134
Jack Henry & Associates Inc.	1,400	130
Outfront Media Inc.	4,615	123
WP Carey Inc.	1,800	112
* Quality Care Properties Inc.	5,920	112

Hospitality Properties Trust	3,122	98
MarketAxess Holdings Inc.	500	94
* WEX Inc.	901	93
* SLM Corp.	6,800	82
Liberty Property Trust	2,100	81
Starwood Property Trust Inc.	3,500	79
Paramount Group Inc.	4,666	76
Axis Capital Holdings Ltd.	1,000	67
American Financial Group Inc.	700	67
PacWest Bancorp	1,200	64
Interactive Brokers Group Inc.	1,820	63
CyrusOne Inc.	1,000	51
* Santander Consumer USA Holdings Inc.	3,500	47
Highwoods Properties Inc.	500	25
Sun Communities Inc.	300	24
Navient Corp.	1,600	24
CubeSmart	900	23
Senior Housing Properties Trust	1,100	22
EPR Properties	300	22
Cullen/Frost Bankers Inc.	200	18
* Snap Inc.	184	4
		328,253
Health Care (6.3%)
Johnson & Johnson	193,144	24,056
Pfizer Inc.	426,687	14,597
Merck & Co. Inc.	192,021	12,201
UnitedHealth Group Inc.	61,813	10,138
Amgen Inc.	54,555	8,951
Medtronic plc	102,210	8,234
AbbVie Inc.	111,454	7,262
* Celgene Corp.	55,424	6,896
Bristol-Myers Squibb Co.	118,460	6,442
Gilead Sciences Inc.	92,974	6,315
Allergan plc	23,590	5,636
Eli Lilly & Co.	64,300	5,408
Abbott Laboratories	113,988	5,062
Thermo Fisher Scientific Inc.	27,567	4,234
* Biogen Inc.	15,363	4,201
Danaher Corp.	38,551	3,297
* Express Scripts Holding Co.	48,031	3,166
Stryker Corp.	22,549	2,969
Cigna Corp.	19,741	2,892
* Boston Scientific Corp.	115,541	2,874
Aetna Inc.	22,455	2,864
Anthem Inc.	16,126	2,667
* HCA Holdings Inc.	28,031	2,495
Humana Inc.	10,600	2,185
Zoetis Inc.	39,180	2,091
Becton Dickinson and Co.	10,258	1,882
* Regeneron Pharmaceuticals Inc.	4,814	1,865
McKesson Corp.	12,436	1,844
Baxter International Inc.	35,100	1,820
* Alexion Pharmaceuticals Inc.	14,986	1,817
CR Bard Inc.	6,965	1,731
Zimmer Biomet Holdings Inc.	13,970	1,706
* Vertex Pharmaceuticals Inc.	15,055	1,646
* Intuitive Surgical Inc.	2,144	1,643

* Cerner Corp.	27,828	1,638
* Quintiles IMS Holdings Inc.	19,841	1,598
* Laboratory Corp. of America Holdings	11,072	1,589
Agilent Technologies Inc.	29,707	1,571
* Incyte Corp.	11,200	1,497
Cooper Cos. Inc.	7,263	1,452
* Illumina Inc.	8,400	1,433
AmerisourceBergen Corp. Class A	14,706	1,302
Universal Health Services Inc. Class B	10,447	1,300
* DaVita Inc.	18,845	1,281
* Edwards Lifesciences Corp.	12,966	1,220
Dentsply Sirona Inc.	19,508	1,218
* Mylan NV	28,200	1,100
Cardinal Health Inc.	12,845	1,048
* BioMarin Pharmaceutical Inc.	11,600	1,018
PerkinElmer Inc.	17,000	987
Hill-Rom Holdings Inc.	12,322	870
* QIAGEN NV	29,466	854
* Varian Medical Systems Inc.	8,726	795
Quest Diagnostics Inc.	8,019	787
Bio-Techne Corp.	6,600	671
Perrigo Co. plc	9,600	637
* Premier Inc. Class A	19,035	606
Patterson Cos. Inc.	12,600	570
* Alkermes plc	9,200	538
* Centene Corp.	7,463	532
* IDEXX Laboratories Inc.	3,255	503
* Charles River Laboratories International Inc.	5,500	495
* OPKO Health Inc.	59,381	475
* Henry Schein Inc.	2,564	436
* United Therapeutics Corp.	3,218	436
* Bioverativ Inc.	7,681	418
* Hologic Inc.	8,893	378
* DexCom Inc.	4,119	349
* Mallinckrodt plc	7,075	315
ResMed Inc.	4,300	309
* Seattle Genetics Inc.	4,692	295
* Envision Healthcare Corp.	4,800	294
* Ionis Pharmaceuticals Inc.	7,000	281
* Align Technology Inc.	1,810	208
* Tenet Healthcare Corp.	10,525	186
* Endo International plc	16,700	186
* Neurocrine Biosciences Inc.	3,900	169
* VCA Inc.	1,809	166
* Akorn Inc.	6,834	165
Teleflex Inc.	800	155
* Alnylam Pharmaceuticals Inc.	2,900	149
* ACADIA Pharmaceuticals Inc.	3,700	127
* Varex Imaging Corp.	3,490	117
* Patheon NV	4,115	108
* Agios Pharmaceuticals Inc.	1,819	106
* Veeva Systems Inc. Class A	1,938	99
* MEDNAX Inc.	1,373	95
* Intrexon Corp.	4,638	92
* athenahealth Inc.	800	90
* Allscripts Healthcare Solutions Inc.	6,694	85
* WellCare Health Plans Inc.	600	84

West Pharmaceutical Services Inc.	800	65
* Alere Inc.	1,100	44
* LifePoint Health Inc.	655	43
* Juno Therapeutics Inc.	1,900	42
Bruker Corp.	1,500	35
* Intercept Pharmaceuticals Inc.	300	34
* ABIOMED Inc.	200	25
* Invitation Homes Inc.	596	13
		208,871
Materials & Processing (1.7%)
Dow Chemical Co.	72,987	4,638
EI du Pont de Nemours & Co.	57,228	4,597
Monsanto Co.	27,533	3,117
Ecolab Inc.	17,900	2,244
Sherwin-Williams Co.	6,460	2,004
LyondellBasell Industries NV Class A	20,738	1,891
Praxair Inc.	14,752	1,750
Vulcan Materials Co.	14,444	1,740
* Freeport-McMoRan Inc.	129,128	1,725
Newmont Mining Corp.	50,966	1,680
Ingersoll-Rand plc	20,400	1,659
PPG Industries Inc.	15,400	1,618
Air Products & Chemicals Inc.	11,600	1,569
Martin Marietta Materials Inc.	6,586	1,437
Celanese Corp. Class A	15,540	1,396
Eagle Materials Inc.	11,900	1,156
Valspar Corp.	10,400	1,154
Ball Corp.	15,418	1,145
International Paper Co.	22,043	1,119
Lennox International Inc.	6,600	1,104
Albemarle Corp.	10,400	1,099
Southern Copper Corp.	30,200	1,084
* Crown Holdings Inc.	19,669	1,041
Sealed Air Corp.	20,800	906
Hexcel Corp.	16,000	873
Owens Corning	13,800	847
Valmont Industries Inc.	5,211	810
NewMarket Corp.	1,720	780
Ashland Global Holdings Inc.	6,198	767
WR Grace & Co.	9,792	683
Nucor Corp.	11,200	669
* Owens-Illinois Inc.	32,798	668
WestRock Co.	12,660	659
FMC Corp.	8,798	612
Reliance Steel & Aluminum Co.	7,600	608
Silgan Holdings Inc.	9,942	590
Mosaic Co.	19,630	573
Westlake Chemical Corp.	7,800	515
CF Industries Holdings Inc.	16,059	471
Scotts Miracle-Gro Co.	5,042	471
Fastenal Co.	8,625	444
* Berry Plastics Group Inc.	8,715	423
Eastman Chemical Co.	4,640	375
* Alcoa Corp.	9,388	323
Acuity Brands Inc.	1,400	286
United States Steel Corp.	8,000	271
* Armstrong World Industries Inc.	5,203	240

* Axalta Coating Systems Ltd.	6,954	224
Masco Corp.	6,000	204
Royal Gold Inc.	2,800	196
Packaging Corp. of America	2,100	192
International Flavors & Fragrances Inc.	1,400	186
* Versum Materials Inc.	5,800	177
* USG Corp.	5,000	159
Steel Dynamics Inc.	4,200	146
RPM International Inc.	2,300	127
* AdvanSix Inc.	1,888	52
Sonoco Products Co.	900	48
Bemis Co. Inc.	500	24
AptarGroup Inc.	300	23
		57,589
Producer Durables (5.2%)
General Electric Co.	623,421	18,578
3M Co.	38,400	7,347
Boeing Co.	41,320	7,308
United Technologies Corp.	57,076	6,405
Honeywell International Inc.	48,800	6,094
Union Pacific Corp.	56,950	6,032
Accenture plc Class A	39,700	4,759
Lockheed Martin Corp.	17,092	4,574
United Parcel Service Inc. Class B	40,900	4,389
FedEx Corp.	21,336	4,164
Caterpillar Inc.	34,475	3,198
Southwest Airlines Co.	53,617	2,882
Automatic Data Processing Inc.	27,974	2,864
Delta Air Lines Inc.	59,300	2,725
CSX Corp.	57,100	2,658
* United Continental Holdings Inc.	33,759	2,385
Raytheon Co.	15,249	2,325
General Dynamics Corp.	12,091	2,263
Johnson Controls International plc	53,351	2,247
Emerson Electric Co.	37,300	2,233
Deere & Co.	18,700	2,036
Norfolk Southern Corp.	18,100	2,027
Eaton Corp. plc	27,200	2,017
Northrop Grumman Corp.	8,200	1,950
Roper Technologies Inc.	8,710	1,799
Illinois Tool Works Inc.	12,300	1,629
Cintas Corp.	11,770	1,489
Textron Inc.	31,211	1,485
* Verisk Analytics Inc. Class A	18,185	1,476
Cummins Inc.	9,721	1,470
Huntington Ingalls Industries Inc.	7,269	1,456
Waste Management Inc.	19,300	1,407
* Mettler-Toledo International Inc.	2,920	1,398
Nordson Corp.	11,050	1,357
Xylem Inc.	25,639	1,288
Rockwell Collins Inc.	13,100	1,273
Toro Co.	20,236	1,264
Fortive Corp.	20,625	1,242
AMETEK Inc.	22,900	1,238
* Waters Corp.	7,918	1,238
TransDigm Group Inc.	5,476	1,206
BWX Technologies Inc.	25,219	1,200

AO Smith Corp.	23,300	1,192
Oshkosh Corp.	17,147	1,176
Expeditors International of Washington Inc.	20,666	1,167
* Quanta Services Inc.	31,395	1,165
CH Robinson Worldwide Inc.	15,011	1,160
Spirit AeroSystems Holdings Inc. Class A	19,828	1,148
* United Rentals Inc.	8,891	1,112
Wabtec Corp.	13,965	1,089
Jacobs Engineering Group Inc.	19,495	1,078
Landstar System Inc.	12,535	1,074
American Airlines Group Inc.	24,967	1,056
JB Hunt Transport Services Inc.	11,510	1,056
IDEX Corp.	11,229	1,050
Allegion plc	13,833	1,047
Republic Services Inc. Class A	16,510	1,037
PACCAR Inc.	15,200	1,021
Orbital ATK Inc.	10,086	988
Carlisle Cos. Inc.	9,000	958
* HD Supply Holdings Inc.	22,965	944
WW Grainger Inc.	3,982	927
AGCO Corp.	15,037	905
Lincoln Electric Holdings Inc.	10,223	888
FLIR Systems Inc.	24,300	882
* Welbilt Inc.	44,290	869
Fluor Corp.	16,458	866
* AECOM	23,634	841
Stanley Black & Decker Inc.	6,327	841
Air Lease Corp. Class A	21,300	825
ITT Inc.	19,369	795
Paychex Inc.	12,600	742
Arconic Inc.	28,166	742
Robert Half International Inc.	14,500	708
B/E Aerospace Inc.	10,890	698
Flowserve Corp.	14,313	693
* Copart Inc.	11,159	691
Pentair plc	10,087	633
Donaldson Co. Inc.	13,286	605
ManpowerGroup Inc.	5,650	580
MSC Industrial Direct Co. Inc. Class A	5,300	545
L3 Technologies Inc.	3,289	544
KBR Inc.	35,982	541
Trinity Industries Inc.	19,100	507
National Instruments Corp.	14,511	472
Parker-Hannifin Corp.	2,900	465
Copa Holdings SA Class A	4,039	453
* Stericycle Inc.	5,198	431
Rockwell Automation Inc.	2,500	389
Alaska Air Group Inc.	4,200	387
* WESCO International Inc.	5,246	365
* Keysight Technologies Inc.	9,503	343
* Clean Harbors Inc.	6,021	335
Xerox Corp.	38,655	284
Kansas City Southern	3,200	274
Chicago Bridge & Iron Co. NV	8,058	248
Covanta Holding Corp.	14,400	226
Dover Corp.	2,700	217
Regal Beloit Corp.	2,800	212

Old Dominion Freight Line Inc.	2,437	209
* Middleby Corp.	1,528	208
* Trimble Inc.	6,173	198
Macquarie Infrastructure Corp.	2,200	177
Snap-on Inc.	1,000	169
* Spirit Airlines Inc.	2,859	152
* Colfax Corp.	3,531	139
* Conduent Inc.	7,731	130
Avery Dennison Corp.	1,500	121
* CoStar Group Inc.	582	121
Hubbell Inc. Class B	1,000	120
* Zebra Technologies Corp.	1,282	117
* JetBlue Airways Corp.	5,349	110
Ryder System Inc.	1,400	106
Terex Corp.	2,800	88
Genpact Ltd.	3,249	80
* Kirby Corp.	601	42
* Herc Holdings Inc.	749	37
* Genesee & Wyoming Inc. Class A	419	28
		173,214
Technology (8.8%)
Apple Inc.	385,515	55,383
Microsoft Corp.	527,756	34,758
* Facebook Inc. Class A	155,288	22,059
* Alphabet Inc. Class A	21,528	18,251
* Alphabet Inc. Class C	20,024	16,611
Intel Corp.	333,500	12,029
Cisco Systems Inc.	346,315	11,705
International Business Machines Corp.	61,403	10,693
Oracle Corp.	215,590	9,617
QUALCOMM Inc.	98,475	5,647
Broadcom Ltd.	24,581	5,382
Texas Instruments Inc.	65,646	5,288
NVIDIA Corp.	45,600	4,967
* Adobe Systems Inc.	37,096	4,827
* salesforce.com Inc.	48,723	4,019
Applied Materials Inc.	90,580	3,524
* Yahoo! Inc.	67,022	3,111
Hewlett Packard Enterprise Co.	124,273	2,945
Activision Blizzard Inc.	47,560	2,371
* Cognizant Technology Solutions Corp. Class A	39,715	2,364
Intuit Inc.	19,124	2,218
Analog Devices Inc.	25,108	2,058
HP Inc.	113,473	2,029
Corning Inc.	71,577	1,933
Amphenol Corp. Class A	26,942	1,917
* Autodesk Inc.	21,967	1,899
Lam Research Corp.	14,500	1,861
* Micron Technology Inc.	61,500	1,777
* Electronic Arts Inc.	19,455	1,742
Western Digital Corp.	19,616	1,619
Motorola Solutions Inc.	18,528	1,597
Skyworks Solutions Inc.	15,100	1,480
Symantec Corp.	46,939	1,440
* Synopsys Inc.	19,382	1,398
* Cadence Design Systems Inc.	42,138	1,323
* Citrix Systems Inc.	15,528	1,295

* NCR Corp.	27,601	1,261
Xilinx Inc.	21,429	1,241
Teradyne Inc.	39,300	1,222
CDK Global Inc.	18,758	1,219
Juniper Networks Inc.	40,200	1,119
* VeriSign Inc.	11,892	1,036
Computer Sciences Corp.	15,000	1,035
* CommScope Holding Co. Inc.	24,309	1,014
Dolby Laboratories Inc. Class A	18,600	975
Amdocs Ltd.	14,500	884
Avnet Inc.	19,000	869
DST Systems Inc.	6,630	812
* IAC/InterActiveCorp	10,500	774
* ServiceNow Inc.	8,282	724
Brocade Communications Systems Inc.	55,900	698
KLA-Tencor Corp.	7,000	666
* Akamai Technologies Inc.	10,183	608
Sabre Corp.	27,200	576
* Red Hat Inc.	6,592	570
* Twitter Inc.	38,004	568
* Dell Technologies Inc. Class V	8,857	568
Harris Corp.	5,100	567
* Qorvo Inc.	8,229	564
* GoDaddy Inc. Class A	14,759	559
NetApp Inc.	13,071	547
* Palo Alto Networks Inc.	4,764	537
Leidos Holdings Inc.	10,350	529
* ON Semiconductor Corp.	32,701	507
CSRA Inc.	15,000	439
* Black Knight Financial Services Inc. Class A	11,262	431
Maxim Integrated Products Inc.	9,000	405
* Match Group Inc.	24,226	396
Microchip Technology Inc.	5,351	395
* Workday Inc. Class A	4,682	390
* F5 Networks Inc.	2,236	319
* Teradata Corp.	9,030	281
CA Inc.	8,807	279
* ARRIS International plc	10,424	276
* Splunk Inc.	4,128	257
* Arrow Electronics Inc.	3,482	256
* Gartner Inc.	2,246	243
* ANSYS Inc.	2,064	221
* VMware Inc. Class A	2,201	203
Marvell Technology Group Ltd.	11,400	174
CDW Corp.	2,900	167
* Cree Inc.	5,113	137
* Arista Networks Inc.	982	130
* Fortinet Inc.	3,338	128
* EchoStar Corp. Class A	1,746	99
* Ultimate Software Group Inc.	464	91
* Zynga Inc. Class A	30,672	87
SS&C Technologies Holdings Inc.	2,400	85
* Groupon Inc. Class A	19,439	76
* IPG Photonics Corp.	627	76
* Tableau Software Inc. Class A	1,510	75
* PTC Inc.	1,365	72
* Tyler Technologies Inc.	400	62

* Yelp Inc. Class A	1,367	45
* Atlassian Corp. plc Class A	1,239	37
Cognex Corp.	400	34
* CommerceHub Inc.	1,927	30
* CommerceHub Inc. Class A	963	15
		291,797
Utilities (2.7%)
AT&T Inc.	422,689	17,563
Verizon Communications Inc.	277,013	13,504
Duke Energy Corp.	56,930	4,669
NextEra Energy Inc.	34,897	4,480
Dominion Resources Inc.	53,508	4,151
Southern Co.	71,630	3,566
American Electric Power Co. Inc.	39,900	2,678
PG&E Corp.	40,335	2,677
Exelon Corp.	65,800	2,367
Sempra Energy	19,829	2,191
Consolidated Edison Inc.	26,300	2,042
* T-Mobile US Inc.	27,900	1,802
WEC Energy Group Inc.	27,832	1,687
Public Service Enterprise Group Inc.	37,900	1,681
* Level 3 Communications Inc.	28,775	1,647
PPL Corp.	40,300	1,507
American Water Works Co. Inc.	19,228	1,495
Edison International	18,117	1,442
FirstEnergy Corp.	38,600	1,228
UGI Corp.	24,078	1,189
Xcel Energy Inc.	25,200	1,120
NiSource Inc.	44,300	1,054
Alliant Energy Corp.	24,226	960
Aqua America Inc.	29,478	948
* Sprint Corp.	109,174	948
CMS Energy Corp.	20,227	905
OGE Energy Corp.	25,486	892
NRG Energy Inc.	40,924	765
Telephone & Data Systems Inc.	24,630	653
Westar Energy Inc. Class A	11,300	613
AES Corp.	53,469	598
* Calpine Corp.	53,807	595
* United States Cellular Corp.	14,915	557
Eversource Energy	8,400	494
Entergy Corp.	6,300	479
CenterPoint Energy Inc.	17,200	474
Ameren Corp.	8,400	459
DTE Energy Co.	4,400	449
National Fuel Gas Co.	5,771	344
MDU Resources Group Inc.	9,950	272
SCANA Corp.	3,300	216
Avangrid Inc.	4,545	194
Pinnacle West Capital Corp.	1,900	158
Atmos Energy Corp.	1,800	142
* Zayo Group Holdings Inc.	2,300	76
Great Plains Energy Inc.	2,400	70
CenturyLink Inc.	2,100	49

Fortis Inc.			1	—
				88,050
Total Common Stocks (Cost $942,559)				1,594,799
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (52.4%)
Alabama (0.2%)
Alabama 21st Century Authority Tobacco
Settlement Revenue	5.000%	6/1/20	500	551
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/32	380	421
1 Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	500	514
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/24	1,175	1,381
Black Belt Energy Gas District Alabama Gas
Supply Revenue PUT	4.000%	6/1/21	1,000	1,083
Jefferson County AL Sewer Revenue	5.000%	10/1/23	500	536
Jefferson County AL Sewer Revenue	0.000%	10/1/25 (4)	500	373
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/27	500	593
Tuscaloosa AL City Board of Education School
Tax Warrants Revenue	5.000%	8/1/28	850	1,001
University of South Alabama University Facilities
Revenue	5.000%	11/1/23 (4)	565	653
				7,106
Alaska (0.1%)
Alaska Housing Finance Corp. General Housing
Revenue	5.000%	12/1/29	500	559
Alaska Municipal Bond Bank Authority Revenue	5.000%	9/1/21	1,650	1,877
Matanuska-Susitna Borough AK Lease Revenue
(Goose Creek Correctional Center) GO	5.000%	9/1/31	1,345	1,505
				3,941
Arizona (1.5%)
Arizona Board of Regents Arizona State
University System Revenue	5.000%	7/1/30	675	784
Arizona Board Regents Arizona State University
System COP	5.000%	7/1/22 (14)	1,500	1,515
Arizona Board Regents Arizona State University
System Revenue	5.875%	7/1/18 (Prere.)	100	106
Arizona COP	5.000%	10/1/18 (4)	500	529
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/18 (Prere.)	500	515
1 Arizona School Facilities Board COP	5.500%	9/1/18 (Prere.)	500	531
Arizona School Facilities Board COP	5.000%	9/1/19	1,000	1,088
Arizona School Facilities Board COP	5.000%	9/1/21	1,355	1,545
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/21	2,240	2,567
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/23	1,955	2,316
Arizona Transportation Board Excise Tax
Revenue	5.000%	7/1/24	2,000	2,393
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17 (Prere.)	500	505

Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	500	558
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	500	583
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	2,005	2,338
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	1,000	1,179
Chandler AZ GO	5.000%	7/1/23	1,000	1,186
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	335	364
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/18	1,100	1,154
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Banner
Health Obligated Group)	5.000%	1/1/28	1,000	1,208
Maricopa County AZ School District No. 28
(Kyrene Elementary) GO	4.000%	7/1/17	900	958
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	2,500	2,525
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	300	334
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.000%	7/1/22	2,190	2,551
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21	525	602
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/22	1,200	1,400
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/23	2,000	2,370
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/26	2,500	2,952
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/35	1,900	2,192
Pima County AZ Sewer Revenue	5.000%	7/1/20	1,000	1,118
Pima County AZ Sewer Revenue	5.000%	7/1/20	500	559
Pima County AZ Sewer Revenue	5.000%	7/1/24	1,000	1,194
Regional Public Transportation Authority Arizona
Excise Tax Revenue (Maricopa County Public
Transportation)	5.250%	7/1/24	1,000	1,210
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	800
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	500	573
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	2,000	2,305
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/36	1,540	1,789
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	870	998
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	510	597
University Medical Center Corp. Arizona
Hospital Revenue	5.000%	7/1/19 (ETM)	500	542
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.250%	10/1/22	500	570
				51,103
Arkansas (0.2%)
Pulaski County AR Hospital Revenue (Arkansas
Children's Hospital)	5.000%	3/1/29	1,000	1,172
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/29	295	296
Springdale AR School District No. 50 GO	4.000%	6/1/27	1,190	1,267
Springdale AR School District No. 50 GO	4.000%	6/1/32	1,155	1,202

University of Arkansas Revenue	5.000%	11/1/21	750	859
University of Arkansas Revenue	5.000%	11/1/24	750	893
University of Arkansas Revenue	5.000%	11/1/30	725	848
				6,537
California (6.9%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	5.000%	7/1/22	500	562
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Jackson Laboratory)	5.000%	7/1/21	760	860
Alameda CA Corridor Transportation Authority
Revenue	5.300%	10/1/17 (Prere.)	200	205
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	740	413
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/32 (14)	1,650	903
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	556
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	500	570
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	1,000	1,140
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	750	752
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	450	455
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.510%	4/1/20	1,000	1,001
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	1,500	1,512
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.610%	4/1/21	1,000	1,000
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	1,000	1,008
2 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.810%	5/1/23	1,000	995
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	1,000	1,025
Brea CA Redevelopment Agency Successor
Agency Tax Allocation Revenue
(Redevelopment Project AB)	0.000%	8/1/29 (2)	1,000	606
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	500	502
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	165	172
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	500	522
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	575	641
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	4,500	5,016
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	6/1/18 (Prere.)	480	503
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	20	21

California Economic Recovery GO	5.000%	7/1/18 (ETM)	390	410
California Economic Recovery GO	5.000%	7/1/18 (ETM)	110	116
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	500	543
California Economic Recovery GO	5.000%	7/1/19 (ETM)	500	543
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	315	344
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	185	202
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/30	500	590
California GO	5.000%	6/1/17 (Prere.)	500	504
California GO	5.000%	6/1/17 (Prere.)	195	196
California GO	5.000%	6/1/17 (Prere.)	185	186
California GO	5.000%	6/1/17 (Prere.)	305	307
California GO	6.000%	4/1/18	500	526
California GO	5.000%	9/1/18	1,905	2,014
California GO	5.000%	11/1/18 (14)	500	513
California GO	5.000%	8/1/19	1,500	1,634
California GO	5.000%	2/1/20	500	552
California GO	5.000%	10/1/20	2,000	2,249
California GO	5.000%	9/1/21	500	574
California GO	5.000%	8/1/22	1,000	1,165
California GO	5.000%	9/1/22	1,805	2,106
California GO	5.000%	12/1/22	1,635	1,916
California GO	5.000%	11/1/23	1,155	1,372
California GO	5.000%	9/1/25	1,560	1,883
California GO	5.000%	12/1/25	1,000	1,180
California GO	5.000%	3/1/26	530	632
California GO	5.500%	3/1/26	500	521
California GO	4.500%	8/1/27	10	10
California GO	5.000%	2/1/28	690	791
California GO	4.500%	8/1/28 (2)	390	391
California GO	5.750%	4/1/29	500	547
California GO	5.000%	9/1/29	455	538
California GO	5.000%	9/1/29	495	522
California GO	5.000%	10/1/29	3,500	3,638
California GO	5.000%	11/1/29	1,700	1,962
California GO	5.250%	3/1/30	500	554
California GO	5.000%	9/1/30	1,000	1,127
California GO	5.250%	9/1/30	500	569
California GO	4.000%	8/1/31	1,675	1,777
California GO	5.000%	2/1/32	500	562
California GO	5.000%	10/1/32	1,875	2,161
California GO	4.000%	8/1/33	1,520	1,584
California GO	5.000%	8/1/33	2,865	3,301
California GO	4.000%	9/1/33	2,000	2,084
California GO	4.000%	9/1/35	1,000	1,031
California GO	4.000%	9/1/35	1,815	1,871
California GO PUT	4.000%	12/1/17	2,400	2,413
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/23	1,050	1,218
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	500	508
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,000	1,138
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospitalat Stanford)	5.000%	8/15/20	325	364

California Health Facilities Financing Authority
Revenue (Providence St. Joseph Health
Obligated Group) PUT	4.000%	10/1/24	1,090	1,207
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	965	1,067
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	500	563
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/30	110	115
California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	614
California Municipal Finance Authority Revenue
(Anaheim Electric Utility Distribution System)	5.000%	10/1/30	965	1,131
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	500	563
California Pollution Control Financing Authority
Water Furnishing Revenue (San Diego
County Water Authority Desalination Project
Pipeline)	5.000%	7/1/37	1,000	1,002
California Public Works Board Lease Revenue
(Davidson Library)	5.000%	3/1/23 (Prere.)	20	24
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	1,000	1,159
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/27	1,000	1,141
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	10/1/26	1,000	1,173
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	3/1/28	300	343
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	250	283
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	3/1/18 (Prere.)	200	207
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	70	75
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/19 (Prere.)	120	129
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	35	40
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/19	1,000	1,080
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21 (Prere.)	25	29
California Public Works Board Lease Revenue
(Various Capital Projects)	5.375%	3/1/23	1,000	1,107
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	11/1/31	1,840	1,947
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/31	1,000	1,135
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	391
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	300	326
California State University Systemwide Revenue	5.750%	5/1/19 (Prere.)	500	548
California State University Systemwide Revenue	5.000%	11/1/19	1,000	1,100
California State University Systemwide Revenue	5.000%	11/1/30	1,000	1,143
California State University Systemwide Revenue	5.000%	11/1/32	2,815	3,312

California State University Systemwide Revenue	5.000%	11/1/32	1,000	1,163
California State University Systemwide Revenue	5.000%	11/1/34	2,000	2,285
California State University Systemwide Revenue	5.000%	11/1/35	2,000	2,319
California State University Systemwide Revenue
PUT	3.000%	11/1/19	1,000	1,036
California Statewide Communities Development
Authority Revenue (Buck Institute for Age
Research)	4.000%	11/15/17	275	280
California Statewide Communities Development
Authority Revenue (Loma Linda University
Medical Center)	5.000%	12/1/28	400	433
Chabot-Las Positas CA Community College
District GO	5.000%	8/1/31	1,000	1,137
Chaffey CA Community College District GO	5.000%	6/1/23	840	996
Chino CA Public Financing Authority Special
Tax Revenue	5.000%	9/1/30 (4)	800	910
Chula Vista CA Municipal Financing Authority
Special Tax Revenue	5.500%	9/1/27	970	1,120
Citrus CA Community College District GO	0.000%	8/1/34	1,000	817
Contra Costa CA Community College District
GO	5.000%	8/1/31	1,000	1,146
Contra Costa CA Municipal Water District
Revenue	5.000%	10/1/33	1,000	1,155
Corona-Norco CA Unified School District Special
Tax Revenue (Community Facilities District
No. 98-1)	5.000%	9/1/22	970	1,113
Foothill/Eastern Transportation Corridor Agency
California Toll Road Revenue	0.000%	1/15/29	1,390	1,150
Gavilan CA Joint Community College District
GO	5.000%	8/1/28	1,000	1,189
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/25	500	583
Golden State Tobacco Securitization Corp.
California Revenue	0.000%	6/1/27 (2)	2,060	1,469
Golden State Tobacco Securitization Corp.
California Revenue	5.000%	6/1/33	1,500	1,688
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/26	1,500	1,704
La Quinta CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/30	1,000	1,137
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/26	350	382
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/19	75	81
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/23	330	377
Long Beach CA Unified School District GO	0.000%	8/1/24 (12)	1,290	1,070
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	500	527
Los Angeles CA Community College District GO	5.000%	8/1/22	1,000	1,172
Los Angeles CA Community College District GO	4.000%	8/1/32	1,000	1,061
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	557
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	500	543
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	1,000	1,149
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,000	1,158

Los Angeles CA Unified School District GO	4.750%	7/1/17 (Prere.)	1,475	1,490
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	1,825	1,844
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	650	657
Los Angeles CA Unified School District GO	5.000%	7/1/19	1,000	1,088
Los Angeles CA Unified School District GO	5.000%	7/1/20	1,700	1,903
Los Angeles CA Unified School District GO	4.500%	7/1/22 (4)	1,535	1,550
Los Angeles CA Unified School District GO	4.500%	7/1/24 (4)	1,500	1,514
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	541
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	745	752
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	541
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	541
Los Angeles CA Unified School District GO	3.000%	7/1/31	1,500	1,464
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	500	538
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	609
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/31	1,970	2,367
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/36	1,935	2,265
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/26	500	571
Los Angeles County CA Redevelopment
Authority Tax Allocation Revenue
(Hollywood/North Hollywood Redevelopment
Project)	5.000%	7/1/20	1,500	1,667
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/24	600	604
2 Metropolitan Water District of Southern
California Revenue PUT	1.290%	3/27/18	1,585	1,584
Milpitas CA Redevelopment Agency Successor
Agency Tax Allocation Revenue	5.000%	9/1/31	1,130	1,287
Newport Mesa CA Unified School District GO	0.000%	8/1/30	630	401
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/22	500	574
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	1,500	1,825
Orange County CA Development Agency Tax
Allocation Revenue (Santa Ana Heights
Project)	5.000%	3/1/21	1,170	1,315
Palomar CA Community College District GO	4.750%	5/1/17 (Prere.)	1,600	1,605
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	1,000	868
Palomar Pomerado Health California GO	0.000%	8/1/26 (12)	1,040	756
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	700	382
Perris CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21	1,085	1,233
Poway CA Unified School District GO	5.000%	8/1/24	1,750	2,106
Poway CA Unified School District Public
Financing Authority Special Tax Revenue	5.000%	9/1/31 (4)	1,415	1,632
Riverside County CA Transportation
Commission Sales Tax Revenue	5.250%	6/1/29	1,000	1,176
Riverside County CA Transportation
Commission Toll Revenue	0.000%	6/1/30	2,415	1,313
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/23	140	156
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/25	245	277
Sacramento CA City Financing Authority
Revenue	5.000%	12/1/22 (15)	750	872

Sacramento CA City Financing Authority Tax
Allocation Revenue	0.000%	12/1/30 (14)	1,815	1,031
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/18 (Prere.)	195	206
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/19	1,605	1,752
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/27 (4)	305	322
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	9/1/20 (Prere.)	185	208
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/23	315	349
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	525
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/25	435	527
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	8/1/27	575	685
San Bernardino CA Community College District
GO	0.000%	8/1/22 (4)	1,000	887
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	500	565
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	500	575
San Diego CA Community College District GO	5.000%	8/1/29	1,000	1,173
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	500	541
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/20 (Prere.)	500	564
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/28	1,095	1,321
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/29	1,500	1,795
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/31	1,000	1,178
San Diego CA Unified School District GO	0.000%	7/1/27	500	360
San Diego CA Unified School District GO	5.000%	7/1/27	1,130	1,359
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	630
San Diego CA Unified School District GO	0.000%	7/1/28	500	345
San Diego CA Unified School District GO	0.000%	7/1/29	500	327
San Diego CA Unified School District GO	0.000%	7/1/30	100	62
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/30 (4)	500	550
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/31	560	634
San Diego County CA Water Authority Revenue	5.000%	5/1/28	1,000	1,189
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/30	1,520	1,799
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	4.000%	7/1/21	350	388
San Francisco CA City & County (Earthquake
Safety & Emergency Response) GO	5.000%	6/15/20 (Prere.)	500	558
San Francisco CA City & County International
Airport Revenue	5.000%	5/3/21 (Prere.)	95	108
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	500	542
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27	225	259

San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	405	450
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.500%	11/1/20 (Prere.)	500	573
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/30	1,280	1,388
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,690	2,002
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	1,000	1,161
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,245	1,414
San Francisco CA City & County Unified School
District GO	4.000%	6/15/32	965	1,014
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/19 (14)	1,000	1,013
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	700	747
San Ramon CA Public Financing Authority Tax
Allocation Revenue	0.000%	2/1/33 (2)	1,475	757
Santa Monica CA Community College District
GO	4.000%	8/1/21	1,500	1,663
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.000%	7/1/22	1,105	1,272
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/26	1,000	1,099
State Center California Community College
District GO	5.000%	8/1/29	1,000	1,180
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/34	1,030	1,190
Turlock CA Public Financing Authority Water
Revenue	4.750%	5/1/32	2,000	2,070
Union City CA Community Redevelopment
Agency Successor Agency Tax Allocation
Revenue	5.000%	10/1/30	1,590	1,838
University of California Revenue	5.000%	5/15/17 (Prere.)	500	508
University of California Revenue	5.250%	5/15/19 (Prere.)	1,985	2,157
University of California Revenue	5.000%	5/15/23	1,000	1,137
University of California Revenue	5.000%	5/15/28	1,000	1,190
University of California Revenue	5.000%	5/15/28	1,000	1,169
University of California Revenue	4.000%	5/15/33	1,000	1,055
University of California Revenue PUT	5.000%	5/15/23	3,625	4,285
West Contra Costa CA Unified School District
GO	0.000%	8/1/32 (4)	1,155	644
				228,398
Colorado (0.7%)
Adams & Weld County CO School District No.
27J GO	5.000%	12/1/34	1,435	1,643
Adams County CO COP	5.000%	12/1/31	650	745
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/23	300	353
Colorado (UCDHSC Fitzsimons Academic
Projects) COP	5.000%	11/1/21	500	568
Colorado Educational & Cultural Facilities
Authority Revenue (Regis University)	5.000%	10/1/25	1,000	1,138

Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) PUT	5.000%	11/15/23	2,500	2,905
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	2,500	2,644
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.000%	12/1/27	500	538
Colorado Health Facilities Authority Revenue
(NCMC Inc.)	4.000%	5/15/30	1,500	1,592
Colorado Springs CO Utility System Revenue	5.000%	11/15/28	500	583
Denver CO City & County Airport Revenue	5.000%	11/15/20	500	560
Denver CO City & County Airport Revenue	5.000%	11/15/24	1,000	1,179
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	481
Denver CO City & County School District GO	5.000%	12/1/36	2,000	2,306
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	1,500	1,576
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	1,000	821
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	1,000	1,085
Garfield, Pitkin, & Eagle County CO School
District GO	4.000%	12/15/34	1,000	1,056
Regional Transportation District of Colorado
COP	5.000%	6/1/24	1,010	1,116
Regional Transportation District of Colorado
COP	5.000%	6/1/25	1,000	1,100
University of Colorado Enterprise System
Revenue	5.000%	6/1/29	500	572
				24,561
Connecticut (0.4%)
Connecticut GO	5.000%	4/15/21	500	561
Connecticut GO	5.000%	11/15/22	1,935	2,216
Connecticut GO	5.000%	4/15/24	500	565
Connecticut GO	5.000%	9/1/26	1,000	1,151
Connecticut GO	5.000%	4/15/28	500	560
Connecticut GO	5.000%	3/1/32	2,950	3,265
Connecticut GO	5.000%	10/15/32	705	786
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/26	500	547
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	9/1/23	1,000	1,170
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	529
University of Connecticut GO	5.000%	2/15/27	635	738
				12,088
Delaware (0.1%)
Delaware GO	5.000%	2/1/19	600	643
Delaware GO	5.000%	7/1/20	600	672
Delaware GO	5.000%	10/1/20	700	789
Delaware GO	5.000%	7/1/22	1,250	1,463
				3,567
District of Columbia (0.2%)
District of Columbia GO	5.000%	12/1/17 (Prere.)	500	514
District of Columbia Hospital Revenue
(Children's Hospital Obligated Group)	5.000%	7/15/35	1,000	1,120
District of Columbia Income Tax Revenue	5.000%	12/1/26	655	751

District of Columbia Income Tax Revenue	5.250%	12/1/27	500	550
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	553
District of Columbia Revenue (National Public
Radio, Inc.)	5.000%	4/1/27	1,000	1,170
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	557
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,300	481
				5,696
Florida (2.1%)
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,149
Broward County FL Airport System Revenue	5.000%	10/1/28	400	452
Broward County FL Airport System Revenue	5.375%	10/1/29	500	547
Broward County FL Airport System Revenue	5.500%	10/1/31	1,000	1,165
Central Florida Expressway Authority Revenue	4.000%	7/1/32	1,000	1,043
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	435	438
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/17	1,295	1,305
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/20	1,000	1,097
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	450	498
Florida Board of Education Lottery Revenue	5.000%	7/1/18	1,540	1,618
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/17 (Prere.)	500	508
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	1,585	1,718
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	220	238
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	1,110	1,239
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	1,270	1,453
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	1,000	1,144
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	750	858
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	546
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	1,245	1,452
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	600	708
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/32	1,675	1,787
Florida Department of Transportation GO	5.000%	7/1/19	545	592
Florida Department of Transportation GO	5.000%	7/1/19	1,790	1,946
Florida Turnpike Authority Revenue	5.000%	7/1/18	1,400	1,471
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	544
Florida Turnpike Authority Revenue	5.000%	7/1/25	1,500	1,811
Florida Turnpike Authority Revenue	4.000%	7/1/34	1,385	1,444
Florida Turnpike Authority Revenue	4.000%	7/1/34	1,000	1,032

Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.000%	10/1/28	500	565
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/31	500	561
Jacksonville FL Special Revenue	5.000%	10/1/32	500	572
Lakeland FL Educational Facilities Revenue
(Florida Southern College Project)	5.000%	9/1/31	880	959
Miami Beach FL Health Facilities Authority
Revenue (Mount Sinai Medical Center)	5.000%	11/15/27	1,000	1,123
Miami Beach FL Resort Tax Revenue	5.000%	9/1/34	1,000	1,129
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	545
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	645
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/33	1,415	1,604
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/34	1,000	1,128
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/36	1,160	1,315
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	5.000%	8/1/25	1,000	1,137
Miami-Dade County FL Seaport Revenue	5.750%	10/1/28	1,500	1,768
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/22	1,440	1,657
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/24	1,000	1,149
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/30	500	561
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/31	1,400	1,472
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/17 (Prere.)	500	510
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,500	1,711
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	532
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	500	557
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/19	815	757
Osceola County FL Expressway System
Revenue (Poinciana Parkway Project)	0.000%	10/1/20	1,270	1,124
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRRH Corp.
Obligated Group)	5.000%	12/1/25	540	612
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	1,245	1,443
Palm Beach County FL School Board COP	5.000%	8/1/29	1,520	1,747
Palm Beach County FL School Board COP	5.000%	8/1/32	1,500	1,697
Seacoast FL Utility Authority Water & Sewer
Revenue	5.000%	3/1/21	1,230	1,398
St. Johns County FL Water & Sewer Revenue	0.000%	6/1/24	1,110	923
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/26	1,000	1,158

Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/18	350	369
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/19	425	460
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/20	535	593
Tampa FL Cigarette Tax Allocation Revenue (H.
Lee Moffitt Cancer Center Project)	5.000%	9/1/26	200	227
Tampa FL Health System Revenue (BayCare
Health System)	5.000%	11/15/33	1,535	1,691
Tampa FL Hospital Revenue	5.000%	7/1/23	750	845
Tohopekaliga FL Water Authority Utility System
Revenue	4.000%	10/1/21	1,245	1,376
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/21 (Prere.)	500	591
				68,014
Georgia (1.0%)
Athens-Clarke County GA Unified Government
Water & Sewerage Revenue	4.000%	1/1/32	1,000	1,057
Atlanta GA Airport Revenue	5.000%	1/1/33	2,000	2,264
Atlanta GA Development Authority Revenue	5.000%	7/1/29	1,000	1,153
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	1,250	1,502
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	648
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.750%	6/1/17	500	501
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/24	400	462
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	567
Georgia GO	5.750%	8/1/17	500	508
Georgia GO	5.000%	5/1/19 (Prere.)	500	540
Georgia GO	5.000%	7/1/19	2,065	2,245
Georgia GO	5.000%	1/1/20	1,685	1,859
Georgia GO	5.000%	2/1/20	1,375	1,521
Georgia GO	5.000%	2/1/21	1,155	1,312
Georgia GO	5.000%	1/1/22	2,110	2,443
Georgia GO	5.000%	7/1/22	500	544
Georgia GO	5.000%	7/1/22	1,220	1,427
Georgia GO	5.000%	12/1/22	1,235	1,456
Georgia GO	5.000%	7/1/24	1,500	1,810
Georgia Road & Tollway Authority Revenue	5.000%	6/1/17	650	655
Gwinnett County GA School District GO	5.000%	2/1/28	500	595
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.250%	9/15/18	100	105
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	395	416
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	500	545
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	400	442
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/31	1,335	1,569
Metropolitan Atlanta Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/35	1,095	1,261
Municipal Electric Authority Georgia Revenue	5.000%	1/1/19	1,000	1,058
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	1,500	1,657

Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	365	373
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/22	630	741
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/28	500	545
				33,781
Guam (0.1%)
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/23	1,000	1,133
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.250%	7/1/33	1,305	1,422
Guam International Airport Authority Revenue	5.000%	10/1/21	350	385
				2,940
Hawaii (0.9%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/19	250	270
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/20	300	333
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Pacific Health
Obligated Group)	5.000%	7/1/21	400	454
Hawaii GO	5.000%	4/1/17 (Prere.)	55	55
Hawaii GO	5.000%	4/1/17 (Prere.)	445	445
Hawaii GO	5.000%	6/1/19 (Prere.)	285	309
Hawaii GO	5.000%	6/1/19 (Prere.)	215	233
Hawaii GO	5.000%	10/1/21	2,500	2,879
Hawaii GO	5.000%	12/1/21	375	433
Hawaii GO	5.000%	12/1/21 (Prere.)	310	358
Hawaii GO	5.000%	8/1/24	1,765	2,112
Hawaii GO	5.000%	8/1/25	1,500	1,789
Hawaii GO	5.000%	10/1/25	1,445	1,753
Hawaii GO	5.000%	10/1/28	1,210	1,454
Hawaii GO	5.000%	12/1/29	190	215
Hawaii GO	4.000%	4/1/30	1,500	1,615
Hawaii GO	4.000%	10/1/30	1,250	1,350
Hawaii GO	4.000%	4/1/31	1,000	1,069
Hawaii Highway Revenue	4.000%	1/1/23	1,000	1,119
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	620
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	500	505
Honolulu HI City & County GO	5.000%	10/1/20	2,050	2,305
Honolulu HI City & County GO	5.250%	8/1/21 (Prere.)	1,245	1,442
Honolulu HI City & County GO	5.250%	8/1/21 (Prere.)	500	579
Honolulu HI City & County GO	5.000%	10/1/28	1,000	1,185
Honolulu HI City & County GO	5.000%	12/1/30	310	347
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/30	2,000	2,327
University of Hawaii Revenue	5.000%	10/1/27	500	542
				28,097

Idaho (0.0%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/18 (Prere.)	105	114

Illinois (2.6%)
Chicago IL Board of Education GO	5.250%	12/1/17 (14)	775	787
Chicago IL Board of Education GO	5.000%	12/1/18 (2)	295	299
Chicago IL Board of Education GO	5.000%	12/1/19 (14)	210	219
Chicago IL Board of Education GO	5.250%	12/1/21 (14)	500	536
Chicago IL Board of Education GO	5.000%	12/1/22	1,500	1,340
Chicago IL Board of Education GO	5.000%	12/1/24 (4)	100	102
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	523
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	500	521
Chicago IL Board of Education GO	7.000%	12/1/26	500	480
Chicago IL Board of Education GO	4.750%	12/1/29 (4)	105	106
Chicago IL Board of Education GO	4.750%	12/1/31 (4)	50	51
Chicago IL Board of Education GO	5.250%	12/1/35	1,000	827
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	500	551
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/18	200	203
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/19	250	259
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/20	300	315
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/22	300	320
Chicago IL O'Hare International Airport Revenue	4.750%	1/1/18 (Prere.)	50	51
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18 (Prere.)	500	515
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18 (Prere.)	2,525	2,603
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/24	200	228
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25	1,000	1,175
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/26	1,000	1,148
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/29	1,000	1,140
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/29	1,500	1,786
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/31	1,000	1,123
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	500	541
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/32	1,000	1,124
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/33	1,000	1,114
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/34	1,500	1,675
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/35	1,855	2,065
Chicago IL Park District GO	5.000%	1/1/19	1,115	1,177
Chicago IL Park District GO	5.000%	1/1/19	750	792
Chicago IL Park District GO	5.000%	1/1/32	1,225	1,343
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/29	1,350	1,474
Chicago IL Waterworks Revenue	5.000%	11/1/30	1,000	1,087
Chicago IL Waterworks Revenue	5.000%	11/1/36 (2)	1,000	1,003
Cook County IL GO	5.000%	11/15/21	500	534
Cook County IL GO	5.000%	11/15/28	500	531
Cook County IL GO	5.250%	11/15/28	500	543
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/26	1,500	1,736
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	8/1/33	2,550	2,832
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/32	500	552
Illinois Finance Authority Revenue (Centegra
Health System)	5.000%	9/1/29	1,300	1,407
Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/33	1,000	1,125

Illinois Finance Authority Revenue (DePaul
University)	5.000%	10/1/34	1,000	1,118
Illinois Finance Authority Revenue (Edward
Elmhurst Obligated Group)	5.000%	1/1/36	1,000	1,078
Illinois Finance Authority Revenue (Mercy
Health System)	4.000%	12/1/28	1,000	1,046
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	95	104
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	7/1/35	1,000	1,099
Illinois Finance Authority Revenue (Presence
Health Network Obligated Group)	5.000%	2/15/28	1,250	1,356
Illinois Finance Authority Revenue
(Rehabilitation Institute of Chicago)	5.500%	7/1/28	2,000	2,271
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/15/33	1,000	1,096
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/30	500	547
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	500	561
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/35	1,000	1,119
Illinois GO	5.000%	1/1/18	500	512
Illinois GO	5.000%	11/1/19	1,000	1,050
Illinois GO	5.000%	1/1/20 (4)	200	213
Illinois GO	5.000%	8/1/20	305	321
Illinois GO	5.000%	1/1/21 (4)	710	751
Illinois GO	5.000%	8/1/21	500	529
Illinois GO	5.000%	11/1/22	1,000	1,058
Illinois GO	5.000%	11/1/23	1,000	1,057
Illinois GO	5.500%	7/1/24	1,000	1,074
Illinois GO	5.000%	8/1/24	1,500	1,563
Illinois GO	5.000%	1/1/25	1,570	1,653
Illinois GO	5.250%	2/1/30	1,900	1,956
Illinois GO	5.000%	11/1/30	1,000	1,019
Illinois GO	5.250%	7/1/31	1,000	1,025
Illinois GO	5.000%	9/1/31	3,000	3,013
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	500	615
Illinois Sales Tax Revenue	5.500%	6/15/17 (3)	500	505
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	548
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	1,000	1,122
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	500	556
Kane McHenry Cook & DeKalb County IL Unit
School District GO	5.000%	1/1/18	1,000	1,030
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	1,120	1,066
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	1,100	972
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	348
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	780	516
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	2,000	1,157
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	290	151

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	1,100	521
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/31 (14)	1,500	796
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/32 (14)	1,100	552
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.250%	6/1/20	1,215	1,347
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	1,060	1,194
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	400	454
Romeoville IL Revenue (Lewis University
Project)	5.000%	10/1/28	1,000	1,109
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.)	5.000%	2/15/28	1,000	1,173
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/29	1,000	513
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	5.000%	1/1/30	1,000	910
				85,207
Indiana (0.7%)
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/32	350	406
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/34	1,050	1,205
Ball State University Student Fee Indiana
Revenue	5.000%	7/1/35	1,450	1,653
Carmel IN Local Public Improvement Bond Bank
Revenue	5.000%	7/15/31	1,000	1,159
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/19	1,275	1,400
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/22	1,100	1,285
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	12/1/33	1,390	1,574
Indiana Finance Authority Revenue	5.000%	2/1/21	2,000	2,272
Indiana Finance Authority Revenue (Community
Foundation of Northwest Indiana Obligated
Group)	5.000%	3/1/25	690	766
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/24	1,645	1,832
Indiana Finance Authority Revenue (Marquette
Project)	5.000%	3/1/25	650	726
Indiana Finance Authority Revenue (Stadium
Project)	5.250%	2/1/30	1,000	1,177
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/18	500	518
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/32	500	570
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/32	500	558
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	1,415	1,593

Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	543
Indiana University Student Fee Revenue	5.000%	8/1/18 (Prere.)	100	105
Indiana University Student Fee Revenue	5.000%	6/1/19	445	483
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.500%	1/1/38 (12)	1,900	2,025
Purdue University Indiana University Student
Facilities System Revenue	5.000%	7/1/21	845	970
Richmond IN Hospital Authority Revenue (Reid
Hospital & Health Care Services Inc.)	5.000%	1/1/24	700	789
				23,609
Iowa (0.2%)
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	375	380
Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	1,750	1,761
3 Iowa Finance Authority Midwestern Disaster
Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	320	325
Iowa Special Obligation Revenue	5.000%	6/1/25	1,000	1,201
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/19 (Prere.)	220	238
Polk County IA GO	4.000%	6/1/25	2,115	2,314
				6,219
Kansas (0.4%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/18 (Prere.)	500	528
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	1,000	1,124
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	500	597
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	700	834
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/17 (Prere.)	100	103
Kansas Development Finance Authority
Revenue	5.000%	5/1/20	1,395	1,546
Kansas Development Finance Authority
Revenue	5.000%	5/1/25	1,335	1,571
Kansas Development Finance Authority
Revenue	5.000%	5/1/27	1,585	1,851
Kansas Development Finance Authority
Revenue	5.000%	4/1/32	1,325	1,470
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	500	540
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/21 (Prere.)	500	576
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/23	500	574
				11,314
Kentucky (0.3%)
Kentucky Economic Development Finance
Authority Health System Revenue (Norton
Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	1,140	855

Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.625%	8/15/27	1,200	1,257
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/30	605	622
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/29 (14)	1,000	1,126
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18 (Prere.)	500	531
Kentucky Property & Building Commission
Revenue	5.375%	11/1/18 (Prere.)	440	470
Kentucky Property & Building Commission
Revenue	5.375%	11/1/23	60	64
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/21	1,325	1,157
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	0.000%	7/1/22	810	675
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	4.000%	7/1/17	500	504
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18	2,255	2,363
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/19 (Prere.)	305	331
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/28	1,000	1,146
				11,101
Louisiana (0.3%)
Bossier City LA Utilities Revenue	5.000%	10/1/22	500	581
Bossier City LA Utilities Revenue	5.000%	10/1/23	500	589
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	405	421
2 Louisiana Gasoline & Fuel Tax Revenue PUT	1.099%	5/1/18	1,000	995
Louisiana State University Revenue	5.000%	7/1/23	400	460
New Orleans LA GO	5.125%	12/1/17 (Prere.)	1,645	1,692
New Orleans LA GO	5.000%	12/1/31	500	557
New Orleans LA Sewage Service Revenue	5.000%	6/1/24	900	1,043
New Orleans LA Sewage Service Revenue	5.000%	6/1/27	500	575
St. Charles Parish LA Gulf Opportunity Zone
Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	1,300	1,364
				8,277
Maine (0.0%)
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	543

Maryland (2.4%)
Anne Arundel County MD GO	5.000%	10/1/19	1,455	1,594
Anne Arundel County MD GO	5.000%	10/1/20	1,455	1,639
Anne Arundel County MD GO	5.000%	4/1/23	1,190	1,408
Anne Arundel County MD GO	5.000%	10/1/27	1,455	1,760
Baltimore County MD GO	5.000%	2/1/21	1,500	1,704

Baltimore County MD GO	5.000%	8/1/21	1,435	1,650
Baltimore County MD GO	4.000%	3/1/30	1,200	1,328
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/28	650	757
Baltimore MD Project Revenue	5.000%	7/1/24	2,000	2,377
Howard County MD GO	5.000%	2/15/22	750	852
Howard County MD GO	5.000%	8/15/24	200	229
Maryland Department of Transportation
Revenue	5.000%	2/15/18	500	518
Maryland Department of Transportation
Revenue	5.000%	2/15/19	1,955	2,099
Maryland Department of Transportation
Revenue	5.000%	11/1/19	3,055	3,356
Maryland Department of Transportation
Revenue	5.000%	2/15/20	1,090	1,207
Maryland Department of Transportation
Revenue	5.000%	11/1/22	2,515	2,959
Maryland Department of Transportation
Revenue	5.000%	11/1/23	1,900	2,270
Maryland Department of Transportation
Revenue	4.000%	12/15/29	1,365	1,485
Maryland GO	5.000%	7/15/17	610	618
Maryland GO	5.000%	8/1/17	500	507
Maryland GO	5.250%	8/15/17	500	508
Maryland GO	5.250%	3/1/18	200	208
Maryland GO	5.000%	3/1/19	1,200	1,290
Maryland GO	5.000%	3/15/19 (Prere.)	500	538
Maryland GO	5.000%	8/1/20 (Prere.)	870	975
Maryland GO	5.250%	8/1/20	1,000	1,130
Maryland GO	5.000%	6/1/21	2,415	2,767
Maryland GO	4.000%	8/1/21	1,000	1,107
Maryland GO	5.000%	8/1/21	1,000	1,150
Maryland GO	5.000%	8/1/22	4,000	4,686
Maryland GO	5.000%	8/1/22	1,500	1,757
Maryland GO	5.000%	8/1/22	1,500	1,757
Maryland GO	4.000%	8/1/23	2,390	2,700
Maryland GO	5.000%	8/1/23	1,500	1,787
Maryland GO	4.000%	8/1/26	1,970	2,193
Maryland GO	4.000%	6/1/29	2,000	2,192
Maryland GO	4.000%	6/1/30	2,000	2,177
Maryland Health & Higher Educational Facilities
Authority Revenue (Adventist Healthcare
Obligated Group)	5.500%	1/1/31	1,850	2,096
Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health
System)	5.000%	7/1/27	500	565
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group)	5.000%	7/1/24	500	570
Maryland Health & Higher Educational Facilities
Authority Revenue (Maryland Institute College
of Art)	5.000%	6/1/20	500	542
Maryland Health & Higher Educational Facilities
Authority Revenue (Meritus Medical Center,
Inc.)	5.000%	7/1/33	1,215	1,327
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/22	500	543

Maryland Transportation Authority GAN	5.250%	3/1/18	700	728
Maryland Transportation Authority GAN	5.250%	3/1/20	500	538
Maryland Water Quality Financing
Administration Bay Restoration Revolving
Loan Fund Revenue	5.000%	3/1/24	1,620	1,936
Montgomery County MD GO	5.000%	7/1/17	500	505
Montgomery County MD GO	5.000%	11/1/17	500	512
Montgomery County MD GO	5.000%	11/1/22	1,000	1,176
Montgomery County MD GO	5.000%	11/1/22	1,500	1,764
Montgomery County MD GO	5.000%	11/1/23	2,800	3,343
Montgomery County MD GO	4.000%	12/1/30	1,555	1,693
Prince Georges County MD GO	5.000%	9/15/23	500	575
				77,652
Massachusetts (2.0%)
Boston MA GO	5.000%	4/1/20	780	867
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	500	525
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/18 (Prere.)	2,500	2,625
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	480	566
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	400	505
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/28	500	624
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	915	1,116
Massachusetts College Building Authority
Revenue	4.000%	5/1/17	650	652
Massachusetts College Building Authority
Revenue	5.250%	5/1/19 (Prere.)	445	483
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	500	549
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/37	1,750	2,022
3 Massachusetts Development Finance Agency
Revenue (Boston University) TOB VRDO	1.030%	4/7/17 LOC	5,200	5,200
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	450	479
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	1/1/20	355	392
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/25	750	832
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/26	500	554
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/27	600	667
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/17	300	303
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.000%	7/15/18	200	209
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/25	1,275	1,453
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	720	792
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	300	325

Massachusetts GO	5.250%	8/1/17 (Prere.)	800	812
Massachusetts GO	5.500%	10/1/18	500	534
Massachusetts GO	5.000%	3/1/19 (Prere.)	500	537
Massachusetts GO	5.000%	7/1/19 (Prere.)	500	543
Massachusetts GO	5.000%	8/1/20	500	560
Massachusetts GO	5.250%	8/1/20	300	339
Massachusetts GO	5.500%	10/1/20	500	571
Massachusetts GO	5.500%	10/1/20 (14)	500	571
Massachusetts GO	5.000%	4/1/21 (Prere.)	500	569
Massachusetts GO	5.000%	8/1/22	1,000	1,170
Massachusetts GO	5.250%	8/1/23	500	602
Massachusetts GO	5.000%	12/1/23	1,520	1,815
Massachusetts GO	5.000%	12/1/24	2,000	2,409
Massachusetts GO	1.243%	11/1/25	1,380	1,313
Massachusetts GO	5.000%	7/1/26	1,375	1,679
Massachusetts GO	4.000%	11/1/30	1,980	2,101
2 Massachusetts GO PUT	1.210%	8/1/17	1,000	1,000
3 Massachusetts GO TOB VRDO	1.010%	4/3/17 LOC	2,600	2,600
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/19 (Prere.)	500	550
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.890%	4/3/17	8,200	8,200
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.960%	4/3/17	2,340	2,340
Massachusetts Port Authority Revenue	5.000%	7/1/17	415	419
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19 (ETM)	390	422
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	110	119
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	225	253
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/21	900	1,028
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23	495	577
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	1,500	1,743
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	600	634
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/34	1,000	1,146
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/35	2,000	2,278
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (14)	500	617
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/18	1,400	1,466
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	214
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/19	240	262
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/20	200	226
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/21	500	580

Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/30	625	782
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/25	895	1,002
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	1,000	1,156
				67,479
Michigan (1.7%)
Battle Creek MI School District GO	5.000%	5/1/25	500	581
Birmingham MI City School District GO	5.000%	5/1/22	740	859
Chippewa Valley MI Schools GO	5.000%	5/1/33	1,000	1,126
Dearborn MI School District GO	5.000%	5/1/34	1,200	1,342
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	591
Detroit MI Sewage Disposal System Revenue	7.000%	7/1/27 (4)	1,000	1,116
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/22	370	418
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/23	1,025	1,148
Detroit MI Water & Sewerage Department
Sewage Disposal System Revenue	5.000%	7/1/32	1,000	1,074
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/31	1,645	1,830
Great Lakes MI Water Authority Sewer Disposal
System Revenue	5.000%	7/1/36	1,000	1,086
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/28	1,000	1,151
Great Lakes MI Water Authority Water Supply
System Revenue	4.000%	7/1/33 (4)	1,000	1,008
Lincoln MI Consolidated School District GO	5.000%	5/1/24 (4)	1,000	1,156
Marysville MI Public Schools District GO	5.000%	5/1/28	1,605	1,872
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	545
Michigan Building Authority Revenue	5.000%	4/15/24	1,500	1,767
Michigan Building Authority Revenue	5.000%	4/15/33	1,000	1,122
Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group)	5.000%	12/1/35	920	1,033
Michigan Finance Authority Revenue	5.000%	4/1/18	1,000	1,035
Michigan Finance Authority Revenue	5.000%	10/1/22	500	560
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/22 (4)	1,000	1,139
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/23 (4)	1,000	1,153
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/28	750	836
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/29	1,500	1,672
Michigan Finance Authority Revenue (Detroit
Water & Sewer)	5.000%	7/1/33	1,000	1,096
Michigan Finance Authority Revenue (Henry
Ford Health System Obligated Group)	5.000%	11/15/26	1,000	1,164
Michigan Finance Authority Revenue (Sparrow
Obligated Group)	5.000%	11/15/27	500	562
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/22	2,100	2,465
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/27	1,000	1,165
Michigan Finance Authority Revenue (State
Clean Water Revolving Fund)	5.000%	10/1/31	500	573

Michigan Finance Authority Revenue (Trinity
Health Credit Group)	5.000%	12/1/28	2,000	2,342
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	500	516
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	1,145	1,245
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/22	2,000	2,061
Michigan GAN	5.000%	3/15/27	1,000	1,195
Michigan GO	5.000%	5/1/18	500	522
Michigan GO	5.500%	5/1/19 (Prere.)	595	648
Michigan State University Revenue	5.000%	8/15/20	1,040	1,166
Michigan Trunk Line Revenue	5.000%	11/1/21	500	546
Oakland University MI Revenue	5.000%	3/1/30	1,155	1,324
Portage MI Public Schools GO	5.000%	11/1/34	1,250	1,404
Rochester MI Community School District GO	5.000%	5/1/18	1,800	1,877
Royal Oak MI Hospital Finance Authority
Hospital Revenue (William Beaumont
Hospital)	5.000%	9/1/25	1,400	1,598
University of Michigan Revenue	5.000%	4/1/32	2,000	2,362
2 University of Michigan Revenue PUT	1.340%	4/2/18	1,000	999
Wayne County MI Airport Authority Revenue	5.000%	12/1/30	1,300	1,454
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	4.500%	12/1/25 (14)	1,000	1,022
				56,526
Minnesota (0.8%)
Bloomington MN Independent School District
No. 271 GO	5.000%	2/1/22	2,000	2,316
Farmington MN Independent School District No.
192 GO	5.000%	2/1/21	1,800	2,040
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/25	250	299
Minneapolis & St. Paul MN Metropolitan Airports
Commission Revenue	5.000%	1/1/26	200	241
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/21	1,435	1,633
Minneapolis & St. Paul MN Metropolitan Council
Wastewater GO	5.000%	3/1/25	1,605	1,950
Minneapolis MN Special School District No. 1
COP	5.000%	2/1/26	1,855	2,146
Minnesota 911 Revenue	5.000%	6/1/18	1,430	1,498
Minnesota GO	5.000%	10/1/17 (ETM)	10	10
Minnesota GO	5.000%	10/1/17	490	500
Minnesota GO	5.000%	8/1/19 (Prere.)	500	544
Minnesota GO	5.000%	8/1/19	500	545
Minnesota GO	5.000%	11/1/20	335	366
Minnesota GO	5.000%	8/1/21	1,295	1,488
Minnesota GO	5.000%	8/1/22	1,305	1,527
Minnesota GO	5.000%	8/1/25	1,500	1,831
Minnesota GO	5.000%	8/1/27	1,005	1,211
Rochester MN Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/31	1,000	1,223
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/19 (Prere.)	500	536
University of Minnesota Revenue	5.000%	12/1/18	1,000	1,065
University of Minnesota Revenue	5.000%	4/1/19	2,775	2,990
University of Minnesota Revenue	5.000%	8/1/19	500	545

University of Minnesota Revenue	5.250%	12/1/29	500	567
				27,071
Mississippi (0.7%)
DeSoto County MS School District GO	5.000%	5/1/19	370	399
Jackson County MS Pollution Control Revenue
(Chevron USA Inc.) VRDO	0.910%	4/4/17	2,500	2,500
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.890%	4/3/17	7,400	7,400
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.910%	4/3/17	6,500	6,500
Mississippi Business Finance Corp. Mississippi
Gulf Opportunity Zone (Chevron USA Inc.
Project) VRDO	0.890%	4/3/17	950	950
Mississippi GO	5.500%	12/1/18	750	805
Mississippi GO	5.000%	10/1/19	2,000	2,191
Mississippi GO	5.000%	11/1/29	1,000	1,178
Mississippi State University Educational Building
Corp. Revenue	5.000%	8/1/32	1,000	1,137
				23,060
Missouri (0.4%)
Missouri Board of Public Buildings Special
Obligation Revenue	4.000%	4/1/20	1,000	1,081
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/30	500	536
Missouri Health & Educational Facilities
Authority Educational Facilities Revenue (St.
Louis College of Pharmacy Project)	5.000%	5/1/34	880	924
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/25	1,000	1,169
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.000%	5/15/36	1,000	1,107
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health)	5.000%	11/15/34	1,500	1,678
Missouri Health & Educational Facilities
Authority Revenue (Mercy Health) VRDO	1.362%	6/1/31 (2)	500	454
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/17	500	502
Missouri Highways & Transportation
Commission Road Revenue	5.250%	5/1/17 (Prere.)	350	351
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/23	600	709
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	500	539
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.000%	12/1/34	1,400	1,572
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	12/1/34	1,000	1,122
St. Louis MO Parking Revenue	5.000%	12/15/23 (4)	690	799
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	1,000	1,146
				13,689

Montana (0.0%)
Montana Facility Finance Authority Hospital
Revenue (Benefis Health System)	5.000%	2/15/32	825	936

Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/18	160	170
Central Plains Energy Project Nebraska Gas
Supply Revenue PUT	5.000%	12/1/19	2,000	2,183
Lincoln County NE Hospital Authority No. 1
Hospital Revenue (Great Plains Regional
Medical Center Project)	5.000%	11/1/23	750	835
Lincoln NE Electric System Revenue	5.000%	9/1/22 (Prere.)	135	158
Lincoln NE Electric System Revenue	5.000%	9/1/25	265	305
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.000%	4/1/31	345	381
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,117
Nebraska Public Power District Revenue	5.000%	1/1/32	1,500	1,665
Omaha NE Public Power District Electric
Revenue	5.000%	2/1/25	1,270	1,531
Scotts Bluff County NE Hospital Authority
Revenue (Regional West Medical Center)	5.000%	2/1/24	1,685	1,840
				10,185
Nevada (0.8%)
Carson City NV Hospital Revenue (Carson
Tahoe Regional Medical Center)	5.000%	9/1/33	1,500	1,593
Clark County NV GO	5.000%	12/1/29	500	545
Clark County NV GO	4.000%	6/1/32	1,505	1,595
Clark County NV GO	5.000%	7/1/33	1,000	1,121
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/19 (Prere.)	500	543
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.500%	7/1/20	455	492
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	1,175	1,209
Clark County NV School District GO	5.000%	6/15/18	1,690	1,738
Las Vegas NV GO	5.000%	6/1/18	1,225	1,282
Las Vegas Valley Water District Nevada GO	5.000%	2/1/18 (Prere.)	1,000	1,034
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21	2,000	2,283
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	1,000	1,195
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	1,870	2,126
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/17 (Prere.)	500	514
Nevada GO	5.000%	4/1/22	1,710	1,984
Nevada GO	5.000%	11/1/23	1,465	1,743
Nevada GO	5.000%	11/1/25	1,015	1,217
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	4.000%	12/1/32	1,660	1,766
Reno NV Health Facility Revenue (Dignity
Health Obligated Group)	5.250%	7/1/17 (Prere.)	1,100	1,112
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/34	1,500	1,729
				26,821

New Hampshire (0.1%)
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/17 (Prere.)	1,435	1,466
New Hampshire Health & Education Facilities
Authority Revenue (Southern New Hampshire
Medical Center)	5.000%	10/1/32	430	436
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/33	1,000	1,054
				2,956
New Jersey (1.5%)
Bergen County NJ GO	5.000%	10/15/21	1,470	1,698
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/21 (4)	500	441
Jersey City NJ GO	5.000%	3/1/21	480	531
Morris County NJ Improvement Authority School
District Revenue (Morris Hills Regional District
Project)	5.000%	10/1/23	495	575
New Jersey COP	5.250%	6/15/19 (Prere.)	465	506
New Jersey Economic Development Authority
Revenue	5.000%	6/15/21	1,000	1,064
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	1,000	1,060
New Jersey Economic Development Authority
Revenue	5.500%	6/15/29	2,000	2,136
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/19	700	738
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	1,500	1,594
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	573
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	300	316
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	2,095	2,153
New Jersey Economic Development Authority
Revenue(New Jersey Transit Light Rail
Transit System Project)	5.000%	5/1/17	500	502
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/18	500	515
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	500	524
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.500%	6/1/19 (Prere.)	195	217
New Jersey GO	5.250%	7/15/18 (2)	500	525
New Jersey GO	5.000%	8/15/19	750	809
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/24	500	524
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/18 (ETM)	250	262
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/22	1,000	1,146
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/25	900	1,006

New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/18 (4)	385	396
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19 (ETM)	315	336
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	185	197
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	640	724
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph's Healthcare
System)	5.000%	7/1/27	1,000	1,111
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	255	267
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	1,750	1,804
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/25	1,300	1,400
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,500	1,534
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/33	1,500	1,537
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	150	155
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/18 (4)	1,135	1,207
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	650	687
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	500	532
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (14)	2,500	2,764
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21 (14)	245	273
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	150	171
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	1,315	1,431
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	605	660
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	1,000	1,055
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,329
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	500	522
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	700	708
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	1,000	1,038
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	531
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	1,000	1,112
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,000	1,120
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	1,000	1,133

South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/25	500	548
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	1,500	1,510
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	850	855
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	1,000	253
Tobacco Settlement Financing Corp. New
Jersey Revenue	0.000%	6/1/41	6,100	1,636
West Deptford Township NJ GO	5.000%	7/1/27 (4)	635	641
				50,592
New Mexico (0.2%)
Albuquerque NM GO	5.000%	7/1/20	2,000	2,236
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/22	250	291
Albuquerque NM Municipal School District No.
12 GO	5.000%	8/1/23	250	296
Farmington NM Pollution Control Revenue
(Arizona Public Service Co. Four Corners
Project)	4.700%	9/1/24	1,750	1,878
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	500	548
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/23	500	556
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/28	1,350	1,563
				7,368
New York (8.1%)
3 Battery Park City Authority New York Revenue
TOB VRDO	1.010%	4/3/17 LOC	1,000	1,000
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/18	500	522
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19 (ETM)	200	216
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/19	300	324
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	500	559
Long Island NY Power Authority Electric System
Revenue	4.000%	9/1/18	835	869
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19 (ETM)	75	81
Long Island NY Power Authority Electric System
Revenue	5.250%	4/1/19 (ETM)	125	135
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	575	609
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/24	45	51
2 Long Island NY Power Authority Electric System
Revenue PUT	1.199%	11/1/18	1,000	1,000

Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project)	5.500%	8/15/23	755	758
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/26	1,000	1,210
Monroe County NY Industrial Development
Corp. Revenue (University of Rochester
Project)	5.000%	7/1/37	1,000	1,148
Nassau County NY GO	5.000%	4/1/23	1,000	1,168
New York City NY GO	5.000%	8/1/17 (Prere.)	75	76
New York City NY GO	5.250%	8/1/17	700	710
New York City NY GO	5.250%	8/15/18 (Prere.)	40	42
New York City NY GO	5.500%	11/15/18 (Prere.)	300	322
New York City NY GO	5.625%	4/1/19 (Prere.)	815	888
New York City NY GO	5.000%	8/1/19	425	431
New York City NY GO	5.000%	8/1/19	1,065	1,158
New York City NY GO	5.000%	8/1/19	1,500	1,632
New York City NY GO	5.000%	8/1/20	2,935	3,280
New York City NY GO	5.000%	8/1/20	2,100	2,347
New York City NY GO	5.250%	9/1/20	1,000	1,062
New York City NY GO	5.000%	8/1/21	1,535	1,755
New York City NY GO	5.000%	8/1/21	515	589
New York City NY GO	5.000%	8/1/21	2,000	2,287
New York City NY GO	5.000%	8/1/22	1,290	1,499
New York City NY GO	5.000%	8/1/22	500	581
New York City NY GO	5.000%	10/1/22	500	575
New York City NY GO	5.000%	8/1/23	380	442
New York City NY GO	5.000%	8/1/23	1,505	1,771
New York City NY GO	5.250%	8/15/24	460	487
New York City NY GO	5.000%	8/1/25	1,010	1,213
New York City NY GO	5.000%	8/1/25	750	861
New York City NY GO	5.000%	8/1/26	500	577
New York City NY GO	5.000%	8/1/26	1,000	1,156
New York City NY GO	5.000%	8/15/26	475	501
New York City NY GO	5.000%	5/15/28	480	518
New York City NY GO	5.000%	8/1/28	400	445
New York City NY GO	5.625%	4/1/29	25	27
New York City NY GO	5.000%	5/15/29	500	539
New York City NY GO	5.000%	8/1/30	1,000	1,149
New York City NY GO	5.000%	3/1/31	1,340	1,523
New York City NY GO	5.000%	8/1/31	365	411
New York City NY GO	5.000%	12/1/32	1,755	2,043
New York City NY GO	5.000%	12/1/33	1,500	1,736
New York City NY GO	5.000%	12/1/35	1,000	1,149
New York City NY GO VRDO	0.890%	4/3/17	2,100	2,100
New York City NY GO VRDO	0.890%	4/3/17 LOC	3,400	3,400
New York City NY GO VRDO	0.900%	4/3/17	880	880
New York City NY GO VRDO	0.950%	4/3/17	1,800	1,800
New York City NY GO VRDO	0.910%	4/4/17 LOC	100	100
New York City NY GO VRDO	0.940%	4/4/17	1,100	1,100
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/24	1,500	1,631
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	500	536
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.250%	7/1/29	1,000	1,147

New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.950%	2/1/26	1,000	1,010
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project) VRDO	0.890%	4/7/17 LOC	3,700	3,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	741
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	543
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	1,200	1,446
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	265
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	557
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	565
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/33	1,000	1,198
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.890%	4/3/17	7,800	7,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.890%	4/3/17	4,000	4,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.900%	4/3/17	800	800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.910%	4/3/17	1,900	1,900
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.950%	4/3/17	1,950	1,950
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/24	500	580
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	500	535
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	500	535
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/28	1,730	2,040
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/29	1,070	1,142
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/29	2,000	2,342
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/30	1,000	1,168
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	250	282
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	330	331
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	335	336
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	330	331

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/17 (Prere.)	660	662
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/18 (ETM)	200	207
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	170	171
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/19	1,100	1,178
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	1,000	1,172
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/23	165	166
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	170	171
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	400	460
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	340	341
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/28	1,325	1,586
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	850	979
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/30	500	570
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/30	1,500	1,624
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	500	556
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	300	341
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	500	574
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	1,250	1,436
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	1,500	1,733
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	500	572
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	1,450	1,667
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	1,665	1,917
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/34	1,500	1,718
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	1,725	1,969
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.890%	4/3/17	5,900	5,900
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.890%	4/3/17	8,800	8,800
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.910%	4/3/17	400	400
New York City NY Transitional Finance Authority
Future Tax Revenue _02	5.250%	2/1/21 (Prere.)	60	69
New York City NY Transitional Finance Authority
Future Tax Revenue _02	5.250%	2/1/30	440	499

New York City NY Trust for Cultural Resources
Revenue (Lincoln Center for the Performing
Arts Inc.)	5.000%	12/1/26	1,000	1,190
New York Liberty Development Corp. Revenue	5.000%	11/15/31	1,000	1,121
New York Liberty Development Corp. Revenue
(7 World Trade Center Project)	5.000%	9/15/31	1,000	1,139
New York Liberty Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	500	600
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17 (Prere.)	500	513
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17 (Prere.)	110	113
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/18 (Prere.)	500	523
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	1,500	1,647
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	1,500	1,689
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	1,000	1,149
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	210	241
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/21 (14)	300	348
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	1,675	1,982
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	500	565
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/30	500	562
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/32	500	559
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/33	1,500	1,688
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.250%	11/15/19 (Prere.)	600	663
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/29	1,665	2,029
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/32	1,455	1,699
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/35	2,000	2,301
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.900%	4/4/17 LOC	800	800
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	2,000	2,130
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	2,750	2,956
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	255	267
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	1,165	1,307
2 New York Metropolitan Transportation Authority
Revenue PUT	1.270%	11/15/17	1,500	1,499
New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/24 (2)	500	605

New York State Dormitory Authority Lease
Revenue (City of New York Court Facilities)	5.500%	5/15/27 (2)	500	620
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	500	559
New York State Dormitory Authority Revenue	5.000%	10/1/20	75	82
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/24	400	445
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/18 (Prere.)	250	263
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	1,000	1,152
New York State Dormitory Authority Revenue
(Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	1,000	1,116
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	551
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17 (Prere.)	500	505
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	552
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/26	500	556
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18 (Prere.)	500	520
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	200	215
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/20	1,815	2,053
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	170	197
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/22 (Prere.)	160	185
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	830	952
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/24	840	963
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	1,000	1,208
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/26	500	581
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	2,000	2,315
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	500	564
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/33	300	337
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	2,000	2,286
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	500	561
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	447
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	543
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/20 (Prere.)	500	561

New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/21	1,135	1,293
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/24	1,320	1,582
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	1,270	1,537
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	1,720	2,006
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/35	1,420	1,639
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	2,000	2,333
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/22	500	504
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/24	365	407
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/25	500	578
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/34	1,500	1,766
New York State GO	4.500%	2/1/18	500	515
New York State GO	4.500%	2/1/19	500	532
New York State GO	5.000%	2/15/30	315	355
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/21	495	544
New York State Thruway Authority Revenue	5.000%	5/1/19	1,135	1,224
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	516
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	505
New York State Thruway Authority Revenue	5.000%	1/1/30	500	560
New York State Thruway Authority Revenue	5.000%	1/1/32 (14)	600	616
New York State Thruway Authority Revenue	5.000%	1/1/35	1,000	1,127
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (Prere.)	500	500
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	10/1/18 (Prere.)	500	530
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	538
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	554
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	500	573
New York State Urban Development Corp.
Revenue	5.000%	3/15/36	2,000	2,305
New York State Urban Development Corp.
Revenue	5.000%	3/15/37	2,000	2,301
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/17 (Prere.)	1,035	1,066
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/17 (Prere.)	465	479
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	1,000	1,040

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	600	641
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	629
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	1,325	1,575
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	2,000	2,397
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	2,000	2,370
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	1,500	1,779
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	1,420	1,654
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	2,000	2,293
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	2,000	2,307
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	1,485	1,692
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	540	557
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.920%	4/7/17	2,600	2,600
New York State Urban Development Corp.
Revenue_03	5.000%	12/15/18 (ETM)	145	155
New York State Urban Development Corp.
Revenue_03	5.000%	12/15/18	355	379
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/26	500	526
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/26	1,750	2,091
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/28	1,250	1,383
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/29	1,000	1,180
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/35	1,000	1,144
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/21	1,545	1,735
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/27	1,370	1,529
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/22	60	60
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/29	1,000	1,148
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/34	1,760	1,944
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18 (Prere.)	305	325
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	1,500	1,786
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	195	207
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	2,000	2,299

Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	1,900	2,217
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/36	1,000	1,157
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/33	1,600	1,839
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	1,000	1,160
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	1,945	2,249
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/36	2,450	2,827
Westchester County NY GO	5.000%	7/1/20 (ETM)	55	61
Westchester County NY GO	5.000%	7/1/20	435	487
Westchester County NY GO	5.000%	7/1/20 (ETM)	10	11
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	500	540
Westchester County NY Local Development
Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	1,085	1,178
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/28	1,400	1,592
Westchester NY Tobacco Asset Securitization
Revenue	5.000%	6/1/33	1,500	1,643
				269,806
North Carolina (0.7%)
Cary NC Combined Enterprise System Revenue	5.000%	12/1/27	500	588
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/20	235	266
Durham County NC GO	5.000%	4/1/20	685	761
Durham County NC GO	5.000%	10/1/22	500	587
Durham County NC GO	5.000%	10/1/27	500	613
Guilford County NC GO	5.000%	3/1/19	1,230	1,323
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/19 (Prere.)	500	537
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	600
North Carolina Capital Improvement Revenue	5.000%	5/1/29	500	551
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/18 (ETM)	510	530
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (Prere.)	500	534
North Carolina GAN	5.000%	3/1/25	1,000	1,188
North Carolina GAN	5.000%	3/1/27	1,000	1,164
North Carolina GO	5.000%	3/1/18	500	518
North Carolina GO	5.000%	6/1/19	2,000	2,169
North Carolina GO	5.000%	3/1/20	275	305
North Carolina GO	4.000%	6/1/20	500	543
North Carolina GO	5.000%	5/1/22	250	291
North Carolina Medical Care Commission Health
Care Facilities Revenue (Vidant Health)	5.000%	6/1/21	1,000	1,134
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed)	5.000%	10/1/27	1,000	1,124
North Carolina Medical Care Commission
Hospital Revenue (Southeastern Regional
Medical Center)	5.000%	6/1/24	600	669
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	355	379
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	145	154

Orange County NC Public Facilities Co.
Revenue	5.000%	10/1/24	500	577
Raleigh NC GO	5.000%	9/1/27	2,000	2,496
2 University of North Carolina University System
Revenue PUT	1.276%	12/1/17	1,200	1,200
Wake County NC GO	4.000%	2/1/18	695	713
Wake County NC GO	5.000%	3/1/18	500	519
Wake County NC Limited Obligation Revenue	4.000%	12/1/19	680	730
				22,763
Ohio (1.1%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.930%	4/3/17 LOC	3,600	3,600
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.250%	2/15/27	570	647
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	518
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.000%	6/1/17	190	191
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	543
Butler County OH Hospital Facilities Revenue
(UC Health)	5.250%	11/1/29	435	479
Cleveland OH Airport System Revenue	5.250%	1/1/18 (2)	260	268
Columbus OH City School District GO	0.000%	12/1/29 (4)	1,000	664
Columbus OH GO	5.000%	7/1/25	535	618
Columbus OH Sewer Revenue	5.000%	6/1/30	1,500	1,772
Cuyahoga County OH Excise Tax Revenue
(Sports Facilities Improvement Project)	5.000%	12/1/25	500	578
Fairfield County OH Hospital Facilities Revenue
(Fairfield Medical Center)	5.125%	6/15/33	615	654
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/20	1,000	1,122
Franklin County OH Convention Facilities
Authority Revenue	5.000%	12/1/28	1,680	1,969
Greater Cleveland OH Regional Transit
Authority Sales Tax Revenue	5.000%	12/1/18	350	373
Hamilton County OH Hospital Facilities Revenue
(TriHealth Obligated Group)	5.000%	8/15/36	1,000	1,112
Hamilton County OH Hospital Facilities Revenue
(UC Health)	5.000%	2/1/21	200	223
Hamilton County OH Sales Tax Revenue	5.000%	12/1/27	1,700	2,065
Kent State University Ohio Revenue	5.000%	5/1/19 (Prere.)	460	498
Kent State University Ohio Revenue	5.000%	5/1/23 (12)	40	43
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	500	559
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	1,500	1,690
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/20	100	112
Ohio Capital Facilities Lease-Appropriation
Revenue (Mental Health Facilities
Improvement Fund Projects)	5.000%	2/1/22	750	865
Ohio GO	5.000%	2/1/18	3,895	4,029
Ohio GO	5.000%	8/1/23	500	586
Ohio GO	5.000%	8/1/24	500	600
Ohio Higher Education GO	5.000%	8/1/21	500	574

Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/22	550	642
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	1,000	1,116
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	1,000	1,141
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	500	545
Ohio Water Development Authority Pollution
Control Revenue (Water Quality)	5.250%	6/1/19	435	474
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/26	1,500	1,847
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/28	2,000	2,447
Penta Career Center Ohio COP	5.250%	4/1/23	125	142
Revere OH Local School District GO	5.000%	12/1/33	1,000	1,112
Revere OH Local School District GO	5.000%	12/1/35	665	735
				37,153
Oklahoma (0.2%)
4 Norman OK Regional Hospital Authority
Revenue	5.000%	9/1/28	1,245	1,389
Oklahoma City OK GO	5.000%	3/1/24	525	597
Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue	5.000%	7/1/28	1,140	1,377
Oklahoma Turnpike Authority Revenue	5.000%	1/1/31	300	333
Oklahoma Turnpike Authority Revenue	5.000%	1/1/37	2,000	2,279
Tulsa County OK Industrial Authority Senior
Living Community Revenue (Montereau Inc.)	5.000%	11/15/23	230	252
University of Oklahoma Revenue	5.000%	7/1/31	475	529
				6,756
Oregon (0.3%)
Clatsop County OR School District No. 10
Seaside GO	5.000%	6/15/33	1,125	1,327
Deschutes & Jefferson Counties OR School
District No. 2J GO	0.000%	6/15/31	750	466
Multnomah County OR School District GO	5.000%	6/15/19	1,680	1,824
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	1,370	1,631
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	500	560
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	6/1/33	1,000	1,127
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/15/17	250	256
Oregon GO	5.000%	5/1/23	500	578
Portland OR GO	5.000%	6/15/20	1,725	1,927
Portland OR Sewer System Revenue	5.000%	6/15/18 (Prere.)	500	524
				10,220
Pennsylvania (2.5%)
Allegheny County PA GO	4.000%	11/1/30	1,000	1,056
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/21 (Prere.)	325	375
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	500	522

Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.410%	2/1/21	605	605
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	210	227
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	575
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/24	1,000	1,098
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	500	257
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	500	570
Chester County PA GO	5.000%	11/15/31	750	862
Dallas PA Area Muni Authority University
Revenue (Misericordia University Project)	4.000%	5/1/17	415	416
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.850%	4/3/17	2,850	2,850
East Hempfield Township PA Industrial
Development Authority Revenue (Millersville
University Student Housing Project)	5.000%	7/1/29	1,000	1,071
Geisinger Authority Health System Pennsylvania
Revenue (Geisinger Health System)	5.000%	6/1/20	650	719
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/29	1,185	1,354
Lower Merion PA School District GO	5.000%	9/1/18	1,500	1,585
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/19	500	535
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	500	546
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/23	1,015	1,123
Montgomery County PA Industrial Development
Authority Health Services Revenue (Albert
Einstein Healthcare Network)	5.000%	1/15/25	1,000	1,108
Montgomery County PA Industrial Development
Authority Pollution Control Revenue (Exelon
Generation Co., LLC) PUT	2.550%	6/1/20	1,000	997
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/25	1,250	1,386
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/18 (Prere.)	2,000	2,115
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/25	1,000	1,159
Pennsylvania Economic Development Financing
Authority Health System Revenue (Albert
Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	895	986

Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	4.000%	1/1/18	750	768
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/20	700	760
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/21	1,330	1,420
Pennsylvania GO	5.000%	8/1/17 (Prere.)	500	507
Pennsylvania GO	5.000%	4/15/19 (Prere.)	500	539
Pennsylvania GO	5.000%	7/1/20	500	554
Pennsylvania GO	5.375%	7/1/21	500	574
Pennsylvania GO	5.000%	11/15/22	500	568
Pennsylvania GO	5.000%	8/15/24	500	586
Pennsylvania GO	5.000%	9/15/26	1,500	1,772
Pennsylvania GO	4.000%	8/15/30 (4)	1,000	1,058
Pennsylvania GO	5.000%	10/15/32	1,000	1,117
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/17 (10)	500	500
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.000%	6/1/19	740	786
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/24	200	222
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/32	500	553
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/19 (Prere.)	500	546
Pennsylvania State University Revenue	5.000%	2/15/18 (Prere.)	1,000	1,036
Pennsylvania State University Revenue	5.000%	3/1/25	500	552
Pennsylvania State University Revenue	5.000%	9/1/28	755	905
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/24	1,000	1,165
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/28	500	575
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	190	206
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	860	931
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	175	192
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20 (Prere.)	495	559
2 Pennsylvania Turnpike Commission Revenue	1.890%	12/1/21	1,215	1,220
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	170	185
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	1,980	2,284
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (4)	1,635	1,925
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	1,000	1,157
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	2,255	2,613
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	1,250	1,376
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	835	910
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	2,000	2,224
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	1,500	1,637
Philadelphia PA Airport Revenue	5.000%	6/15/23	1,120	1,236
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/24	1,000	1,173
Philadelphia PA Authority for Industrial
Development Revenue (Temple University)	5.000%	4/1/27	1,000	1,163
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	1,000	1,021

Philadelphia PA Gas Works Revenue	5.000%	10/1/25	1,500	1,741
Philadelphia PA Gas Works Revenue	5.000%	10/1/29	1,000	1,132
Philadelphia PA GO	5.000%	8/1/26	1,885	2,184
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.950%	4/3/17	2,700	2,700
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	6.250%	7/1/23	500	504
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	245	246
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	500	541
Philadelphia PA School District GO	5.000%	9/1/21	1,035	1,115
Philadelphia PA School District GO	5.250%	9/1/22	500	545
Philadelphia PA School District GO	5.000%	9/1/31	940	1,009
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/20 (Prere.)	560	627
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	1,000	1,157
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/35	1,110	1,136
Scranton PA School District GO	3.000%	6/1/17	500	501
St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)	5.000%	11/15/26	1,000	1,086
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/24	1,535	1,736
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	6/1/26 (4)	1,650	1,874
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/19 (Prere.)	500	549
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)
VRDO	0.900%	4/4/17 LOC	400	400
West Shore PA Area Authority Hospital
Revenue (Holy Spirit Hospital of the Sisters of
Christian Charity Project)	6.250%	1/1/31	80	91
				84,046
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	506
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/21 (13)(3)	500	562
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,259
				2,327
Rhode Island (0.0%)
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/30	500	568
Rhode Island Health & Educational Building
Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/25	500	592
				1,160
South Carolina (0.4%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/23	500	591

Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/27	250	287
Florence County SC School District GO	5.000%	3/1/18	1,000	1,038
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/34	1,500	1,654
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/25	1,000	1,152
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	1,600	1,336
South Carolina Association of Governmental
Organizations Educational Facilities Corp.
Revenue (Pickens School District)	5.000%	12/1/26	1,420	1,645
South Carolina GO	5.000%	4/1/20	450	500
South Carolina Higher Education Revenue
(Clemson University)	5.000%	5/1/21	1,000	1,140
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	500	520
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/26	1,000	1,113
South Carolina Public Service Authority
Revenue	5.000%	1/1/19 (Prere.)	500	534
Sumter Two School Facilities Inc. South
Carolina Installment Purchase Revenue	5.000%	12/1/26 (15)	1,000	1,154
York County SC School District GO (Fort Mill
School District No. 4)	5.000%	3/1/18	1,365	1,416
				14,080
South Dakota (0.1%)
Educational Enhancement Funding Corp. South
Dakota Tobacco Settlement Revenue	5.000%	6/1/25	2,000	2,223

Tennessee (0.7%)
Chattanooga TN Electric System Revenue	5.000%	9/1/31	1,000	1,169
Chattanooga TN Health Educational & Housing
Facility Board Revenue (Catholic Health
Initiatives)	5.000%	1/1/33	1,500	1,561
Chattanooga-Hamilton County TN Hospital
Authority Hospital Revenue	5.000%	10/1/27	1,000	1,108
Knox County TN GO	5.000%	4/1/18	1,000	1,041
Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/36	1,000	1,103
Memphis TN Electric System Revenue	5.000%	12/1/17	500	514
Memphis TN GO	5.000%	5/1/30	500	559
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	625	696
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Blakeford at Green
Hills)	5.000%	7/1/27	500	538
Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	500	555
Shelby County TN GO	5.000%	3/1/19	500	538
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	108
Shelby County TN GO	5.000%	4/1/19	400	432
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	500	508
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	725	763

Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/22	1,115	1,271
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/24	1,500	1,686
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	375	431
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	715	811
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/26	585	685
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	1,000	1,150
Tennessee GO	5.000%	8/1/20	625	703
Tennessee GO	5.000%	8/1/21	1,490	1,719
Tennessee GO	5.000%	8/1/22	1,475	1,735
				21,384
Texas (5.0%)
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,280	1,507
Aldine TX Independent School District GO	5.000%	2/15/21	1,865	2,111
Arlington TX GO	5.000%	8/15/19	1,920	2,095
Arlington TX Independent School District GO	5.000%	2/15/24	1,355	1,612
Austin TX Airport System Revenue	5.000%	11/15/26	885	1,061
Austin TX Airport System Revenue	5.000%	11/15/32	1,150	1,326
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	1,000	987
Austin TX Community College District Public
Facilities Corp. Lease Revenue	5.000%	8/1/27	1,000	1,166
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19 (Prere.)	65	71
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	500	576
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/24	210	230
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20 (Prere.)	500	559
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/24	1,000	1,142
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	100	75
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	180	129
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/26	1,000	1,153
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/30	800	896
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/33	500	537
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/34	1,400	1,544
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	225
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	500	563
Dallas County TX GO	5.000%	8/15/25	1,000	1,203
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/18 (Prere.)	500	528
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.000%	12/1/27	500	578

Dallas TX Independent School District GO	5.000%	2/15/23	485	548
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/17	200	204
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21	1,090	1,252
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/21 (Prere.)	190	218
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/22	140	160
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/29	1,000	1,162
Denton County TX GO	4.000%	7/15/18	1,500	1,558
El Paso TX Water & Sewer Revenue	5.000%	3/1/26	850	1,022
Fort Worth TX GO	5.000%	3/1/24	1,000	1,184
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/25	450	507
Frisco TX Independent School District GO	5.000%	8/15/26	1,100	1,331
Garland TX Independent School District GO	5.000%	2/15/22	1,025	1,183
Grand Parkway Transportation Corp. Texas
System Toll Revenue	0.000%	10/1/30	1,550	1,366
Grapevine-Colleyville TX Independent School
District GO	5.000%	8/15/26	1,000	1,203
Harris County TX Flood Control District GO	5.250%	10/1/18	435	463
Harris County TX GO	5.000%	10/1/23	300	344
Harris County TX GO	5.000%	10/1/23	500	547
Harris County TX GO	5.000%	8/15/32	1,000	1,128
Harris County TX GO	5.000%	10/1/36	1,200	1,370
Harris County TX Sports Authority Revenue	5.000%	11/15/22	945	1,070
2 Harris County TX Toll Road Revenue	1.690%	8/15/18	1,000	1,001
Harris County TX Toll Road Revenue	5.000%	8/15/19 (Prere.)	500	544
Harris County TX Toll Road Revenue	5.000%	8/15/32	500	566
Highland Park TX Independent School District
GO	5.000%	2/15/19	1,000	1,073
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	1,000	1,011
Houston TX Airport System Revenue	5.000%	7/1/26 (14)	3,000	3,030
Houston TX GO	5.000%	3/1/18	1,650	1,711
Houston TX GO	5.000%	3/1/20	500	537
Houston TX GO	5.000%	3/1/26	1,500	1,783
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/24	1,000	1,161
Houston TX Independent School District GO	5.000%	2/15/19	1,200	1,287
Houston TX Independent School District GO	5.000%	2/15/20	1,105	1,222
Houston TX Independent School District GO
PUT	3.000%	6/1/18	1,200	1,225
Houston TX Utility System Revenue	5.000%	11/15/17 (Prere.)	380	390
Houston TX Utility System Revenue	5.000%	5/15/21	1,000	1,138
Houston TX Utility System Revenue	5.000%	5/15/25	1,000	1,177
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	120	123
Houston TX Utility System Revenue	4.000%	11/15/31	1,000	1,061
Houston TX Utility System Revenue	5.000%	11/15/33	1,000	1,116
Houston TX Utility System Revenue	5.000%	11/15/34	1,000	1,135
Houston TX Utility System Revenue	5.000%	11/15/36	1,000	1,143
2 Houston TX Utility System Revenue PUT	1.810%	5/1/20	1,000	999
Irving TX Independent School District GO	5.000%	2/15/21	1,500	1,701
Judson TX Independent School District	5.000%	2/1/22	600	692
Klein TX Independent School District GO	5.000%	8/1/34	1,200	1,388
Lake Travis TX Independent School District GO	5.000%	2/15/32	500	556

Lamar TX Consolidated Independent School
District GO	5.000%	2/15/25	1,245	1,498
Laredo TX Community College District GO	5.000%	8/1/25	1,000	1,172
Lone Star College System Texas GO	5.000%	8/15/19 (Prere.)	250	272
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/28	1,150	1,328
Lubbock TX GO	5.000%	2/15/23	500	579
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care CentersInc. Project)	5.000%	2/15/24	350	380
New Hope TX Cultural Education Facilities
FinanceCorp. First Mortgage Revenue
(Morningside Ministries Project)	6.250%	1/1/33	1,640	1,817
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/26	1,060	1,169
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/27	1,000	1,093
New Hope TX Cultural Education Facilities
FinanceCorp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/28	870	943
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/17	245	245
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/19	495	511
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/23	200	221
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/24	210	233
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/25	240	267
North East TX Independent School District GO	5.250%	2/1/22	500	585
North Texas Municipal Water District Water
System Revenue	5.000%	6/1/22	1,495	1,731
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/22	1,645	1,924
North Texas Municipal Water District Water
System Revenue	5.000%	6/1/23	1,555	1,827
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/23	1,025	1,216
North Texas Municipal Water District Water
System Revenue	4.000%	6/1/31	1,500	1,610
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	440	457
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	440	457
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	205	222
North Texas Tollway Authority System Revenue	6.000%	1/1/20	60	62
North Texas Tollway Authority System Revenue	6.250%	2/1/23	1,650	1,839
North Texas Tollway Authority System Revenue	6.000%	1/1/25	60	62
North Texas Tollway Authority System Revenue	5.000%	1/1/27	1,000	1,152
North Texas Tollway Authority System Revenue	6.000%	1/1/28	45	49

North Texas Tollway Authority System Revenue	5.500%	9/1/28	500	578
North Texas Tollway Authority System Revenue	5.000%	1/1/29	1,000	1,140
North Texas Tollway Authority System Revenue	5.000%	1/1/30	500	567
North Texas Tollway Authority System Revenue	5.000%	1/1/32	1,740	1,960
North Texas Tollway Authority System Revenue	5.000%	1/1/33	1,500	1,682
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,575	1,759
North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,000	1,113
Northwest Independent School District Texas
GO	5.000%	2/15/26	1,000	1,194
Pasadena TX GO	4.000%	2/15/28	1,000	1,090
Plano TX Independent School District GO	5.000%	2/15/18	2,605	2,700
Plano TX Independent School District GO	5.000%	2/15/20	1,400	1,549
Rockwall County TX GO	5.000%	2/1/18	1,080	1,116
Rockwall TX GO	3.000%	8/1/17	600	604
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	500	506
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	544
Sam Rayburn TX Municipal Power Agency
Revenue	5.000%	10/1/19	210	228
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/19	500	536
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	500	567
San Antonio TX GO	5.000%	8/1/20	125	140
San Antonio TX GO	5.000%	2/1/22	1,000	1,126
San Antonio TX GO	5.000%	2/1/24	500	563
San Antonio TX GO	5.000%	2/1/26	1,000	1,197
San Antonio TX Water Revenue	5.000%	5/15/34	1,000	1,155
2 San Antonio TX Water Revenue PUT	1.310%	11/1/17	1,500	1,500
Spring Branch TX Independent School District
GO	5.000%	2/1/20	1,000	1,104
Spring TX Independent School District GO	5.000%	8/15/32	1,000	1,157
Spring TX Independent School District GO	5.000%	8/15/35	1,370	1,579
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Methodist
Hospitals of Dallas)	5.250%	10/1/31	1,000	1,144
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	325	349
Texas A&M University System Revenue Board
of Regents Revenue	5.000%	5/15/21	1,000	1,140
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/19 (Prere.)	500	540
Texas GO	4.000%	4/1/18	400	412
Texas GO	5.000%	10/1/22	1,000	1,173
Texas GO	5.000%	10/1/24	1,000	1,200
Texas GO	5.000%	10/1/27	1,400	1,645
Texas GO	5.000%	10/1/28	1,330	1,553
Texas GO	5.000%	8/1/31	500	564
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	550	566
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	240	268
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/22	1,005	1,144
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/23	380	426

Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/23	190	217
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/24	495	571
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/25	2,185	2,416
Texas Public Finance Authority Revenue (Texas
Southern University)	5.000%	11/1/21 (15)	1,000	1,124
Texas Public Finance Authority Revenue
(Unemployment Compensation)	4.000%	1/1/18	235	236
Texas State University System Financing
System Revenue	5.000%	3/15/32	1,580	1,841
Texas Tech University System Financing
System Revenue	5.000%	2/15/19 (Prere.)	500	536
Texas Transportation Commission GO	5.000%	10/1/22	1,175	1,378
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/21	1,500	1,727
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/29	1,500	1,771
2 Texas Transportation Commission Mobility Fund
GO PUT	1.290%	10/1/18	1,500	1,499
Texas Transportation Commission Revenue	5.000%	4/1/21	1,500	1,708
Texas Transportation Commission Revenue	5.000%	4/1/23	1,800	2,124
Texas Transportation Commission Revenue	5.000%	10/1/26	1,000	1,223
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	665	724
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (ETM)	285	271
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	525	493
Texas Water Development Board Revenue	5.000%	4/15/20	1,000	1,111
Texas Water Development Board Revenue	5.000%	4/15/21	1,000	1,139
Texas Water Financial Assistance GO	5.000%	8/1/24	500	526
Texas Water Financial Assistance GO	5.000%	8/1/25	500	526
Texas Water Financial Assistance GO	5.000%	8/1/27	500	526
University of North Texas Revenue	5.000%	4/15/36	1,225	1,406
University of Texas Permanent University Fund
Revenue	5.000%	7/1/19	1,225	1,331
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/19	325	354
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	1,000	1,121
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	500	574
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/23	1,000	1,187
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	1,500	1,817
Williamson County TX GO	5.000%	2/15/23	230	265
				166,205
Utah (0.2%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	558
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project)	5.000%	9/1/32	350	388
Utah GO	4.500%	7/1/19	2,000	2,153
Utah GO	5.000%	7/1/19	615	669

Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,000	1,199
				4,967
Virginia (1.4%)
Arlington County VA GO	5.000%	8/15/19	1,535	1,675
Arlington County VA GO	5.000%	8/1/23	600	697
Arlington County VA GO	5.000%	8/15/26	2,000	2,476
Chesapeake VA Toll Road Revenue	5.000%	7/15/21	500	554
Chesterfield County VA GO	5.000%	1/1/22	900	1,042
Chesterfield County VA Water & Sewer
Revenue	5.000%	11/1/23	1,000	1,196
Fairfax County VA GO	4.000%	10/1/19	2,000	2,142
Fairfax County VA GO	5.000%	10/1/23	1,255	1,499
Fairfax County VA GO	5.000%	10/1/24	1,365	1,653
Fairfax County VA GO	4.000%	10/1/32	1,415	1,540
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	511
Fairfax County VA Public Improvement GO	5.000%	4/1/21	300	342
Fairfax County VA Sewer Revenue	4.000%	7/15/21	1,790	1,977
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	575
Norfolk VA GO	5.000%	10/1/20	775	872
Norfolk VA Water Revenue	5.000%	11/1/31	500	561
Richmond VA Public Utility Revenue	5.000%	1/15/28	1,000	1,192
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/30	500	550
Stafford County VA Economic Development
Authority Hospital Facilities Revenue (Mary
Washington Healthcare Obligated Group)	5.000%	6/15/24	750	865
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/21	1,000	1,134
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/31	1,445	1,539
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	1,570	1,715
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	355	415
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	4.000%	9/1/31	1,000	1,069
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/18	2,000	2,117
Virginia Commonwealth Transportation Board
Revenue	5.000%	9/15/21	2,410	2,770
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/19	1,495	1,629
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/24	1,250	1,497
Virginia Public School Authority Revenue	5.000%	8/1/19	500	545
Virginia Public School Authority Revenue	5.000%	3/1/20	3,700	4,100
Virginia Public School Authority Revenue	4.000%	8/1/20	1,700	1,848
Virginia Public School Authority Revenue	5.000%	8/1/26	1,500	1,846
Virginia Public School Authority Revenue	5.000%	8/1/29	1,500	1,808

Virginia Public School Authority School
Technology & Security Notes Revenue	5.000%	4/15/21	1,055	1,203
				47,154
Washington (1.0%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/26	750	923
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	500	559
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/31	1,200	1,392
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	500	505
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/21	1,355	1,551
King County WA GO	5.000%	1/1/19	150	161
King County WA GO	5.000%	7/1/20	1,250	1,398
King County WA GO	5.000%	1/1/24	500	575
King County WA Sewer Revenue	5.000%	1/1/20	1,000	1,103
Lewis County WA Public Utility District No. 1
Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,146
Port of Seattle WA Revenue	5.000%	8/1/29	250	283
Seattle WA GO	5.000%	6/1/21	1,000	1,147
Seattle WA Water System Revenue	5.000%	5/1/19	1,460	1,578
University of Washington Revenue	5.000%	4/1/31	335	371
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/17 (Prere.)	500	505
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/18 (Prere.)	425	446
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	429
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	1,000	1,180
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	1,500	1,602
Washington Economic Development Finance
Authority Lease Revenue (Washington
Biomedical Research Properties 2)	5.000%	6/1/25	1,080	1,285
Washington GO	5.000%	7/1/17	200	202
Washington GO	5.000%	7/1/18 (Prere.)	500	525
Washington GO	5.000%	7/1/18	675	709
Washington GO	5.000%	8/1/19 (Prere.)	500	544
Washington GO	0.000%	6/1/20 (14)	500	477
Washington GO	5.000%	7/1/20	1,000	1,118
Washington GO	5.000%	7/1/22	1,350	1,574
Washington GO	5.000%	7/1/23	1,000	1,184
Washington GO	5.000%	7/1/25	1,500	1,801
Washington GO	5.000%	7/1/25	500	581
Washington GO	5.000%	8/1/27	1,000	1,192
Washington GO	5.000%	2/1/32	500	563
Washington Health Care Facilities Authority
Revenue (Central Washington Health
Services Association)	5.000%	7/1/30	1,760	1,908
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/33	880	966
Washington State University General Revenue	5.000%	10/1/31	500	561
				32,044

West Virginia (0.0%)
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/23	1,000	1,063

Wisconsin (0.8%)
Milwaukee WI GO	4.000%	3/15/19	1,000	1,056
Milwaukee WI GO	4.000%	3/15/20	1,000	1,079
Wisconsin General Fund Annual Appropriation
Revenue	5.625%	5/1/19 (Prere.)	45	49
Wisconsin General Fund Annual Appropriation
Revenue	5.625%	5/1/28	415	453
Wisconsin GO	5.000%	5/1/18 (Prere.)	500	522
Wisconsin GO	5.000%	5/1/19	1,335	1,443
Wisconsin GO	5.000%	11/1/19	1,250	1,373
Wisconsin GO	5.000%	5/1/20	1,000	1,113
Wisconsin GO	5.000%	5/1/21	750	856
Wisconsin GO	5.000%	11/1/23	2,370	2,826
Wisconsin GO	5.000%	5/1/24	500	579
Wisconsin GO	5.000%	5/1/26	2,210	2,555
Wisconsin GO	5.000%	5/1/36	2,000	2,284
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/33	2,000	2,052
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	4.000%	11/15/34	1,500	1,533
Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Alliance
Credit Group)	5.000%	11/15/36	1,800	2,017
Wisconsin Health & Educational Facilities
Authority Revenue (Aspirus, Inc. Obligated
Group)	5.000%	8/15/25	1,570	1,786
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/23	1,140	1,268
Wisconsin Health & Educational Facilities
Authority Revenue (Marquette University)	5.000%	10/1/30	500	559
Wisconsin Public Finance Authority Hospital
Revenue (Renown Regional Medical Center)	5.000%	6/1/30	1,000	1,127
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/32	500	561
Wisconsin Transportation Revenue	5.000%	7/1/23	500	583
				27,674
Wyoming (0.0%)
Wyoming Municipal Power Agency Power
Supply Revenue	5.000%	1/1/34 (15)	1,000	1,123

Total Tax-Exempt Municipal Bonds (Cost $1,712,623)				1,738,696
Temporary Cash Investments (0.0%)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	0.601%	4/27/17	100	100
United States Treasury Bill	0.587%	5/18/17	100	100
				200
Total Temporary Cash Investments (Cost $200)				200

Total Investments (100.5%) (Cost $2,655,382)	3,333,695
Other Assets and Liabilities (-0.5%)	(15,624)
Net Assets (100%)	3,318,071

* Non-income-producing security.
1 Securities with a value of $411,000 have been segregated as initial margin for open futures contracts.
2 Adjustable-rate security.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the aggregate value of these securities was $9,125,000, representing 0.3% of net assets.
4 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
March 31, 2017.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,594,799	—	—
Tax-Exempt Municipal Bonds	—	1,738,696	—
Temporary Cash Investments	—	200	—
Futures Contracts—Assets[1]	33	—	—
Futures Contracts—Liabilities[1]	(13)	—	—
Total	1,594,819	1,738,896	—

1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2017	223	48,269	(9)
5-Year U.S. Treasury Note	June 2017	80	9,418	11
10-Year U.S. Treasury Note	June 2017	(64)	(7,972)	(4)
30-Year U.S. Treasury Bond	June 2017	(10)	(1,508)	1
				(1)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain

(loss) for tax purposes.

D. At March 31, 2017, the cost of investment securities for tax purposes was $2,655,382,000. Net unrealized appreciation of investment securities for tax purposes was $678,313,000, consisting of unrealized gains of $692,282,000 on securities that had risen in value since their purchase and $13,969,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Managed Small-Cap Fund

Schedule of Investments (unaudited)
As of March 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (15.1%)
Wolverine World Wide Inc.	728,871	18,200
* Dorman Products Inc.	217,572	17,869
LCI Industries	176,652	17,630
* Five Below Inc.	404,870	17,535
Marriott Vacations Worldwide Corp.	174,974	17,485
* Dave & Buster's Entertainment Inc.	269,089	16,439
Children's Place Inc.	134,968	16,203
* Steven Madden Ltd.	395,565	15,249
Lithia Motors Inc. Class A	171,903	14,723
ILG Inc.	692,522	14,515
* Cooper-Standard Holdings Inc.	126,681	14,053
* RH	290,190	13,424
* Boyd Gaming Corp.	593,831	13,070
* iRobot Corp.	193,775	12,816
* TopBuild Corp.	264,240	12,419
* Ollie's Bargain Outlet Holdings Inc.	370,545	12,413
Monro Muffler Brake Inc.	234,934	12,240
Nutrisystem Inc.	217,168	12,053
* Shutterfly Inc.	238,262	11,506
Group 1 Automotive Inc.	150,642	11,160
* Penn National Gaming Inc.	604,928	11,149
* American Axle & Manufacturing Holdings Inc.	559,050	10,499
DSW Inc. Class A	503,081	10,404
Core-Mark Holding Co. Inc.	330,847	10,319
* Gentherm Inc.	261,385	10,259
* Meritage Homes Corp.	275,718	10,146
La-Z-Boy Inc.	361,759	9,767
* Scientific Games Corp. Class A	411,593	9,734
* EW Scripps Co. Class A	406,736	9,534
* Asbury Automotive Group Inc.	153,953	9,253
Bob Evans Farms Inc.	141,978	9,210
* Genesco Inc.	158,786	8,805
* Select Comfort Corp.	350,382	8,686
MDC Holdings Inc.	288,458	8,668
Caleres Inc.	322,782	8,528
* Vista Outdoor Inc.	409,568	8,433
Sonic Corp.	328,201	8,323
Scholastic Corp.	190,593	8,114
Standard Motor Products Inc.	156,350	7,683
* Installed Building Products Inc.	140,653	7,419
Callaway Golf Co.	661,147	7,319
* Universal Electronics Inc.	105,615	7,235
Gannett Co. Inc.	843,942	7,072
* Cavco Industries Inc.	60,465	7,038
Capella Education Co.	82,694	7,031
* Belmond Ltd. Class A	574,271	6,949
Sturm Ruger & Co. Inc.	128,408	6,876
* Fox Factory Holding Corp.	239,370	6,870
* G-III Apparel Group Ltd.	310,375	6,794

World Wrestling Entertainment Inc. Class A	281,632	6,258
Strayer Education Inc.	77,662	6,251
Winnebago Industries Inc.	206,834	6,050
Abercrombie & Fitch Co.	490,210	5,848
Oxford Industries Inc.	101,804	5,829
* Red Robin Gourmet Burgers Inc.	98,740	5,771
* Hibbett Sports Inc.	193,982	5,722
Ethan Allen Interiors Inc.	186,617	5,720
Wingstop Inc.	201,792	5,707
Marcus Corp.	177,651	5,703
New Media Investment Group Inc.	394,427	5,605
* BJ's Restaurants Inc.	138,159	5,582
Guess? Inc.	489,841	5,462
Sonic Automotive Inc. Class A	267,328	5,360
Tailored Brands Inc.	357,282	5,338
* Fossil Group Inc.	302,351	5,276
* Express Inc.	571,791	5,209
* M/I Homes Inc.	205,053	5,024
Ruth's Hospitality Group Inc.	245,939	4,931
* Fiesta Restaurant Group Inc.	196,811	4,763
Tile Shop Holdings Inc.	245,385	4,724
Superior Industries International Inc.	180,756	4,582
Buckle Inc.	240,861	4,480
* Francesca's Holdings Corp.	287,826	4,418
* Lumber Liquidators Holdings Inc.	210,401	4,416
Barnes & Noble Inc.	471,927	4,365
* Motorcar Parts of America Inc.	140,405	4,315
* Career Education Corp.	488,368	4,249
* Shake Shack Inc. Class A	126,272	4,217
* William Lyon Homes Class A	203,249	4,191
* LGI Homes Inc.	122,018	4,138
* MarineMax Inc.	190,387	4,122
Cato Corp. Class A	186,633	4,098
Finish Line Inc. Class A	285,702	4,065
* Nautilus Inc.	220,971	4,033
* Chuy's Holdings Inc.	134,505	4,008
* Unifi Inc.	139,465	3,959
Fred's Inc. Class A	300,440	3,936
Haverty Furniture Cos. Inc.	154,586	3,764
* Iconix Brand Group Inc.	496,908	3,737
DineEquity Inc.	68,154	3,709
* Biglari Holdings Inc.	8,553	3,695
Movado Group Inc.	146,908	3,665
PetMed Express Inc.	181,348	3,652
* Vitamin Shoppe Inc.	179,344	3,614
Rent-A-Center Inc.	402,203	3,567
* Crocs Inc.	498,204	3,522
* Regis Corp.	299,661	3,512
* Barnes & Noble Education Inc.	340,096	3,261
* Monarch Casino & Resort Inc.	96,303	2,845
Shoe Carnival Inc.	112,935	2,775
* Zumiez Inc.	150,917	2,762
* FTD Cos. Inc.	131,507	2,649
* Perry Ellis International Inc.	120,370	2,586
* American Public Education Inc.	101,148	2,316
Big 5 Sporting Goods Corp.	149,657	2,260
* Kirkland's Inc.	163,837	2,032

* El Pollo Loco Holdings Inc.	169,257	2,023
* Ruby Tuesday Inc.	409,150	1,150
* Tuesday Morning Corp.	205,895	772
* Vera Bradley Inc.	76,330	711
Stein Mart Inc.	206,146	620
		792,043
Consumer Staples (3.0%)
B&G Foods Inc.	479,386	19,295
* Darling Ingredients Inc.	1,206,816	17,523
Sanderson Farms Inc.	144,198	14,973
J&J Snack Foods Corp.	105,169	14,257
Universal Corp.	184,183	13,031
WD-40 Co.	96,174	10,478
SpartanNash Co.	277,738	9,718
* Central Garden & Pet Co. Class A	248,378	8,624
* SUPERVALU Inc.	2,044,379	7,891
Cal-Maine Foods Inc.	213,454	7,855
Andersons Inc.	194,432	7,369
Coca-Cola Bottling Co. Consolidated	34,167	7,039
Calavo Growers Inc.	111,482	6,756
Inter Parfums Inc.	113,588	4,152
Medifast Inc.	78,063	3,464
* Central Garden & Pet Co.	65,609	2,432
* Seneca Foods Corp. Class A	53,428	1,929
John B Sanfilippo & Son Inc.	24,630	1,803
		158,589
Energy (3.3%)
US Silica Holdings Inc.	518,173	24,867
* PDC Energy Inc.	396,701	24,734
* Carrizo Oil & Gas Inc.	436,078	12,498
* SRC Energy Inc.	1,442,231	12,172
* SEACOR Holdings Inc.	130,506	9,030
* Unit Corp.	371,635	8,979
* Helix Energy Solutions Group Inc.	1,036,903	8,057
* Denbury Resources Inc.	2,990,263	7,715
* Exterran Corp.	223,672	7,034
Archrock Inc.	533,677	6,618
Green Plains Inc.	261,467	6,471
* Atwood Oceanics Inc.	558,900	5,326
* Newpark Resources Inc.	627,814	5,085
* REX American Resources Corp.	50,561	4,575
Bristow Group Inc.	269,571	4,100
* Bill Barrett Corp.	661,978	3,012
* TETRA Technologies Inc.	721,888	2,938
* Matrix Service Co.	174,301	2,876
* Tesco Corp.	351,540	2,830
* Cloud Peak Energy Inc.	569,873	2,610
* CARBO Ceramics Inc.	178,366	2,326
* Era Group Inc.	154,057	2,043
* Pioneer Energy Services Corp.	436,491	1,746
* Contango Oil & Gas Co.	237,579	1,739
* Geospace Technologies Corp.	97,012	1,575
Gulf Island Fabrication Inc.	135,341	1,563
* Hornbeck Offshore Services Inc.	309,659	1,372
* Northern Oil and Gas Inc.	319,534	831
		174,722

Financials (17.2%)
Home BancShares Inc.	899,438	24,348
United Bankshares Inc.	562,924	23,784
Sterling Bancorp	966,391	22,903
ProAssurance Corp.	379,095	22,840
Pinnacle Financial Partners Inc.	334,018	22,195
Evercore Partners Inc. Class A	262,692	20,464
Selective Insurance Group Inc.	413,199	19,482
First Financial Bankshares Inc.	481,277	19,299
Glacier Bancorp Inc.	547,823	18,588
Great Western Bancorp Inc.	427,853	18,145
Community Bank System Inc.	321,287	17,664
Financial Engines Inc.	403,428	17,569
Hope Bancorp Inc.	916,057	17,561
FirstCash Inc.	347,856	17,097
Old National Bancorp	945,452	16,404
Columbia Banking System Inc.	420,096	16,380
RLI Corp.	272,593	16,361
Interactive Brokers Group Inc.	469,472	16,300
CVB Financial Corp.	737,256	16,286
American Equity Investment Life Holding Co.	645,698	15,258
United Community Banks Inc.	515,809	14,283
Astoria Financial Corp.	664,884	13,637
First Midwest Bancorp Inc.	560,583	13,275
Independent Bank Corp.	199,956	12,997
LegacyTexas Financial Group Inc.	316,120	12,613
First Financial Bancorp	453,355	12,445
NBT Bancorp Inc.	334,657	12,406
Ameris Bancorp	267,608	12,337
ServisFirst Bancshares Inc.	329,769	11,997
Simmons First National Corp. Class A	215,817	11,902
Horace Mann Educators Corp.	282,188	11,584
* PRA Group Inc.	342,534	11,355
Northwest Bancshares Inc.	665,164	11,201
* BofI Holding Inc.	423,728	11,072
Westamerica Bancorporation	193,993	10,831
Banner Corp.	190,572	10,603
* Green Dot Corp. Class A	317,152	10,580
Provident Financial Services Inc.	401,545	10,380
Boston Private Financial Holdings Inc.	622,079	10,202
City Holding Co.	150,182	9,684
First Commonwealth Financial Corp.	715,802	9,492
Employers Holdings Inc.	239,402	9,085
S&T Bancorp Inc.	259,656	8,984
AMERISAFE Inc.	137,530	8,926
Brookline Bancorp Inc.	559,451	8,755
* Walker & Dunlop Inc.	201,803	8,413
Navigators Group Inc.	147,747	8,023
Cardinal Financial Corp.	262,109	7,848
Central Pacific Financial Corp.	253,792	7,751
Banc of California Inc.	372,231	7,705
Infinity Property & Casualty Corp.	80,600	7,697
Tompkins Financial Corp.	93,856	7,560
Maiden Holdings Ltd.	538,545	7,540
Stewart Information Services Corp.	170,456	7,531
Hanmi Financial Corp.	243,503	7,488
Safety Insurance Group Inc.	105,606	7,403

Southside Bancshares Inc.	211,326	7,094
WisdomTree Investments Inc.	780,505	7,087
United Fire Group Inc.	164,263	7,026
* Customers Bancorp Inc.	216,961	6,841
* First BanCorp	1,196,523	6,760
Piper Jaffray Cos.	103,825	6,629
National Bank Holdings Corp. Class A	203,896	6,627
* LendingTree Inc.	51,645	6,474
Northfield Bancorp Inc.	328,066	5,912
TrustCo Bank Corp. NY	751,005	5,895
Greenhill & Co. Inc.	201,151	5,894
Universal Insurance Holdings Inc.	238,901	5,853
* Encore Capital Group Inc.	176,742	5,444
OFG Bancorp	458,953	5,416
* HomeStreet Inc.	188,401	5,266
Dime Community Bancshares Inc.	248,485	5,044
Investment Technology Group Inc.	247,894	5,020
Oritani Financial Corp.	294,849	5,012
Virtus Investment Partners Inc.	47,179	4,996
Bank Mutual Corp.	529,181	4,974
Fidelity Southern Corp.	189,698	4,245
* INTL. FCStone Inc.	110,012	4,176
Capstead Mortgage Corp.	344,634	3,632
* Donnelley Financial Solutions Inc.	187,166	3,610
HCI Group Inc.	74,406	3,391
* EZCORP Inc. Class A	379,144	3,090
* World Acceptance Corp.	57,958	3,001
* Enova International Inc.	200,469	2,977
Opus Bank	135,800	2,736
United Insurance Holdings Corp.	135,616	2,163
* eHealth Inc.	148,576	1,789
		898,587
Health Care (12.2%)
* Nektar Therapeutics Class A	1,124,349	26,388
* Medicines Co.	525,050	25,675
* Medidata Solutions Inc.	401,954	23,189
Chemed Corp.	116,451	21,274
Cantel Medical Corp.	254,826	20,412
* Integra LifeSciences Holdings Corp.	420,770	17,727
* Neogen Corp.	268,845	17,623
* ICU Medical Inc.	107,540	16,421
* Haemonetics Corp.	373,060	15,135
* Ligand Pharmaceuticals Inc.	141,062	14,930
* Zeltiq Aesthetics Inc.	263,734	14,666
* AMN Healthcare Services Inc.	351,410	14,267
* HealthEquity Inc.	318,855	13,535
* Cambrex Corp.	229,701	12,645
* HMS Holdings Corp.	605,075	12,301
* Magellan Health Inc.	172,641	11,921
* Supernus Pharmaceuticals Inc.	365,781	11,449
* Omnicell Inc.	268,364	10,909
* Select Medical Holdings Corp.	807,532	10,781
* Air Methods Corp.	250,559	10,774
* Amedisys Inc.	202,479	10,345
* Merit Medical Systems Inc.	351,409	10,156
* Repligen Corp.	279,343	9,833
* Myriad Genetics Inc.	510,723	9,806

* Natus Medical Inc.	237,554	9,324
* Varex Imaging Corp.	272,787	9,166
* Inogen Inc.	115,338	8,946
* Innoviva Inc.	612,293	8,468
* Integer Holdings Corp.	206,275	8,292
Abaxis Inc.	161,770	7,846
* Emergent BioSolutions Inc.	268,369	7,793
CONMED Corp.	174,914	7,768
* Acorda Therapeutics Inc.	365,668	7,679
* Community Health Systems Inc.	852,600	7,563
* Tivity Health Inc.	251,613	7,322
Ensign Group Inc.	383,524	7,210
Analogic Corp.	93,991	7,134
US Physical Therapy Inc.	99,950	6,527
* Momenta Pharmaceuticals Inc.	482,637	6,443
* AMAG Pharmaceuticals Inc.	266,992	6,021
* BioTelemetry Inc.	205,053	5,936
* LHC Group Inc.	108,404	5,843
* Depomed Inc.	465,063	5,836
Kindred Healthcare Inc.	650,443	5,431
* PharMerica Corp.	231,975	5,428
* Quality Systems Inc.	343,639	5,237
Luminex Corp.	283,713	5,212
* OraSure Technologies Inc.	399,818	5,170
* Diplomat Pharmacy Inc.	321,459	5,127
* Almost Family Inc.	103,762	5,043
* Orthofix International NV	128,486	4,902
* Lannett Co. Inc.	218,787	4,890
* Heska Corp.	46,578	4,890
* Providence Service Corp.	109,851	4,882
* Eagle Pharmaceuticals Inc.	58,808	4,877
* Anika Therapeutics Inc.	111,315	4,835
Phibro Animal Health Corp. Class A	171,017	4,806
* Progenics Pharmaceuticals Inc.	505,365	4,771
* HealthStream Inc.	187,843	4,551
* MiMedx Group Inc.	449,006	4,279
* SciClone Pharmaceuticals Inc.	425,091	4,166
* AngioDynamics Inc.	232,951	4,042
* Enanta Pharmaceuticals Inc.	128,706	3,964
* Spectrum Pharmaceuticals Inc.	608,734	3,957
* CorVel Corp.	90,653	3,943
* Cross Country Healthcare Inc.	250,029	3,590
Landauer Inc.	72,994	3,558
* CryoLife Inc.	212,027	3,530
Meridian Bioscience Inc.	227,366	3,138
* ANI Pharmaceuticals Inc.	61,863	3,063
Invacare Corp.	254,583	3,029
* Surmodics Inc.	119,784	2,881
Computer Programs & Systems Inc.	94,712	2,652
* Sucampo Pharmaceuticals Inc. Class A	221,637	2,438
* Albany Molecular Research Inc.	170,532	2,393
* Quorum Health Corp.	258,792	1,408
* Amphastar Pharmaceuticals Inc.	63,742	924
* Adeptus Health Inc. Class A	165,001	297
		640,583
Industrials (18.8%)
Healthcare Services Group Inc.	520,991	22,450

John Bean Technologies Corp.	226,155	19,890
* WageWorks Inc.	270,773	19,577
* Hawaiian Holdings Inc.	387,367	17,993
Barnes Group Inc.	349,484	17,943
ABM Industries Inc.	404,236	17,625
Brink's Co.	328,386	17,552
Applied Industrial Technologies Inc.	277,532	17,165
* On Assignment Inc.	353,022	17,132
Tetra Tech Inc.	415,762	16,984
Hillenbrand Inc.	454,930	16,309
Matthews International Corp. Class A	235,918	15,960
UniFirst Corp.	111,980	15,840
Allegiant Travel Co. Class A	95,860	15,362
* Moog Inc. Class A	228,058	15,360
* Trex Co. Inc.	213,296	14,801
Universal Forest Products Inc.	147,702	14,555
Knight Transportation Inc.	455,057	14,266
Mueller Industries Inc.	405,799	13,891
Brady Corp. Class A	347,986	13,450
* Mercury Systems Inc.	343,171	13,401
SkyWest Inc.	386,320	13,231
Korn/Ferry International	417,711	13,154
Apogee Enterprises Inc.	213,942	12,753
Simpson Manufacturing Co. Inc.	288,372	12,426
Watts Water Technologies Inc. Class A	195,478	12,188
Insperity Inc.	134,722	11,943
* Aerojet Rocketdyne Holdings Inc.	548,494	11,902
Franklin Electric Co. Inc.	273,424	11,771
Actuant Corp. Class A	436,953	11,514
* SPX FLOW Inc.	317,847	11,032
ESCO Technologies Inc.	188,962	10,979
* Hub Group Inc. Class A	236,340	10,966
AZZ Inc.	184,029	10,950
EnPro Industries Inc.	153,302	10,909
Exponent Inc.	182,909	10,892
Forward Air Corp.	221,626	10,543
* Atlas Air Worldwide Holdings Inc.	187,261	10,384
Mobile Mini Inc.	336,923	10,276
AAON Inc.	287,762	10,172
Matson Inc.	318,624	10,120
Greenbrier Cos. Inc.	229,631	9,897
Comfort Systems USA Inc.	267,531	9,805
Cubic Corp.	184,288	9,730
Triumph Group Inc.	373,830	9,626
Kaman Corp.	199,893	9,621
* American Woodmark Corp.	103,869	9,535
* Gibraltar Industries Inc.	227,922	9,390
Interface Inc. Class A	491,991	9,372
Wabash National Corp.	451,137	9,334
Albany International Corp.	201,429	9,276
* Proto Labs Inc.	181,063	9,252
Standex International Corp.	91,937	9,208
Tennant Co.	124,983	9,080
* TASER International Inc.	382,459	8,716
* Chart Industries Inc.	244,760	8,552
Astec Industries Inc.	137,755	8,471
* TrueBlue Inc.	306,917	8,394

Viad Corp.	183,879	8,311
* Patrick Industries Inc.	116,325	8,247
* SPX Corp.	338,351	8,205
* Navigant Consulting Inc.	352,899	8,067
* Saia Inc.	180,479	7,995
AAR Corp.	230,265	7,744
Raven Industries Inc.	265,521	7,713
US Ecology Inc.	163,689	7,669
* Harsco Corp.	582,270	7,424
Heartland Express Inc.	365,231	7,323
Briggs & Stratton Corp.	321,221	7,211
CIRCOR International Inc.	119,662	7,113
Multi-Color Corp.	98,963	7,026
Encore Wire Corp.	148,104	6,813
Lindsay Corp.	76,805	6,768
General Cable Corp.	370,830	6,656
* Lydall Inc.	122,054	6,542
* Aegion Corp. Class A	283,628	6,498
Griffon Corp.	258,965	6,384
Federal Signal Corp.	445,882	6,158
LSC Communications Inc.	241,114	6,066
* Team Inc.	220,788	5,972
Quanex Building Products Corp.	265,049	5,367
Alamo Group Inc.	70,110	5,342
Kelly Services Inc. Class A	236,727	5,175
* MYR Group Inc.	124,362	5,099
Insteel Industries Inc.	129,649	4,686
* Echo Global Logistics Inc.	215,169	4,594
* Aerovironment Inc.	162,384	4,552
ArcBest Corp.	173,982	4,524
* Veritiv Corp.	87,294	4,522
Heidrick & Struggles International Inc.	170,475	4,492
Essendant Inc.	289,456	4,385
* DXP Enterprises Inc.	111,987	4,241
* Engility Holdings Inc.	143,714	4,159
* PGT Innovations Inc.	380,966	4,095
Marten Transport Ltd.	172,383	4,042
National Presto Industries Inc.	38,946	3,980
Resources Connection Inc.	228,174	3,822
Titan International Inc.	362,758	3,751
Powell Industries Inc.	65,688	2,262
* Orion Group Holdings Inc.	285,925	2,136
* Vicor Corp.	129,282	2,081
* Roadrunner Transportation Systems Inc.	268,235	1,843
Celadon Group Inc.	230,413	1,509
* CDI Corp.	144,936	1,239
		982,673
Information Technology (14.4%)
Blackbaud Inc.	342,599	26,267
MKS Instruments Inc.	369,389	25,395
* Sanmina Corp.	537,226	21,811
* Lumentum Holdings Inc.	408,077	21,771
* CACI International Inc. Class A	174,448	20,463
* Advanced Energy Industries Inc.	275,822	18,910
* Viavi Solutions Inc.	1,673,397	17,939
* Electronics For Imaging Inc.	345,454	16,868
TiVo Corp.	873,505	16,378

* Semtech Corp.	472,520	15,971
* Anixter International Inc.	200,644	15,911
* Cardtronics plc Class A	331,491	15,497
* Itron Inc.	237,587	14,422
* II-VI Inc.	397,612	14,334
Cabot Microelectronics Corp.	183,581	14,064
Power Integrations Inc.	211,143	13,883
* Plexus Corp.	232,551	13,441
* Stamps.com Inc.	112,464	13,310
* MicroStrategy Inc. Class A	66,015	12,398
Methode Electronics Inc.	270,755	12,346
Xperi Corp.	356,088	12,089
* NETGEAR Inc.	237,219	11,754
* Fabrinet	273,579	11,498
Brooks Automation Inc.	509,381	11,410
* Rogers Corp.	132,524	11,380
* Benchmark Electronics Inc.	352,354	11,205
* ExlService Holdings Inc.	233,080	11,039
* Rambus Inc.	806,159	10,593
* Insight Enterprises Inc.	257,592	10,584
* Kulicke & Soffa Industries Inc.	515,873	10,483
Ebix Inc.	168,487	10,320
Progress Software Corp.	350,985	10,196
* 8x8 Inc.	663,516	10,119
* TTM Technologies Inc.	616,981	9,952
* OSI Systems Inc.	131,802	9,620
* Ixia	468,070	9,198
CSG Systems International Inc.	237,837	8,993
* Veeco Instruments Inc.	291,315	8,696
NIC Inc.	426,088	8,607
* Sykes Enterprises Inc.	280,025	8,233
Badger Meter Inc.	220,246	8,094
* Qualys Inc.	212,638	8,059
* Synchronoss Technologies Inc.	315,821	7,706
* ScanSource Inc.	185,726	7,290
ADTRAN Inc.	347,872	7,218
* SPS Commerce Inc.	120,871	7,070
* Super Micro Computer Inc.	274,063	6,947
* ePlus Inc.	51,386	6,940
* Diodes Inc.	286,802	6,898
MTS Systems Corp.	122,978	6,770
ManTech International Corp. Class A	183,277	6,347
* Bottomline Technologies de Inc.	265,580	6,281
* Virtusa Corp.	202,933	6,133
* Nanometrics Inc.	200,568	6,109
* Ultratech Inc.	203,190	6,018
Monotype Imaging Holdings Inc.	293,185	5,893
* Shutterstock Inc.	136,967	5,664
* CEVA Inc.	155,679	5,527
CTS Corp.	248,953	5,303
* Rudolph Technologies Inc.	232,559	5,209
Cohu Inc.	265,323	4,898
* Blucora Inc.	281,245	4,866
* Perficient Inc.	277,863	4,824
* CalAmp Corp.	286,244	4,806
* Exar Corp.	368,707	4,797
* FARO Technologies Inc.	131,251	4,692

* Harmonic Inc.	606,942	3,611
* XO Group Inc.	208,247	3,584
* VASCO Data Security International Inc.	252,646	3,411
Comtech Telecommunications Corp.	223,230	3,290
TeleTech Holdings Inc.	110,849	3,281
Forrester Research Inc.	80,637	3,205
Park Electrochemical Corp.	168,306	3,006
Daktronics Inc.	304,281	2,875
* Cray Inc.	130,777	2,864
* LivePerson Inc.	395,773	2,711
* DSP Group Inc.	222,772	2,673
* Digi International Inc.	212,665	2,531
* Kopin Corp.	531,825	2,180
* Electro Scientific Industries Inc.	288,479	2,011
* Agilysys Inc.	199,650	1,887
* Liquidity Services Inc.	230,737	1,846
Bel Fuse Inc. Class B	72,061	1,841
* QuinStreet Inc.	215,017	839
Black Box Corp.	463	4
* Tangoe Inc.	553	3
		755,360
Materials (5.9%)
Balchem Corp.	229,727	18,934
* Ingevity Corp.	305,744	18,605
HB Fuller Co.	359,618	18,542
* AK Steel Holding Corp.	2,312,356	16,626
* Stillwater Mining Co.	881,697	15,227
KapStone Paper and Packaging Corp.	644,926	14,898
* Headwaters Inc.	550,930	12,936
Quaker Chemical Corp.	96,888	12,756
Innospec Inc.	168,201	10,891
Stepan Co.	136,067	10,723
Kaiser Aluminum Corp.	126,150	10,079
Schweitzer-Mauduit International Inc.	233,517	9,672
Neenah Paper Inc.	125,600	9,382
* Boise Cascade Co.	296,719	7,922
Innophos Holdings Inc.	137,061	7,397
PH Glatfelter Co.	328,845	7,149
* Clearwater Paper Corp.	127,022	7,113
* Kraton Corp.	226,510	7,004
A Schulman Inc.	214,937	6,760
* US Concrete Inc.	104,543	6,748
* Koppers Holdings Inc.	151,046	6,397
Deltic Timber Corp.	80,729	6,307
* AdvanSix Inc.	221,793	6,059
* Century Aluminum Co.	470,516	5,971
Calgon Carbon Corp.	399,702	5,836
* Flotek Industries Inc.	414,905	5,307
* TimkenSteel Corp.	277,749	5,252
Materion Corp.	134,481	4,512
Rayonier Advanced Materials Inc.	329,729	4,435
* SunCoke Energy Inc.	468,417	4,197
Hawkins Inc.	81,446	3,991
Haynes International Inc.	93,238	3,554
Tredegar Corp.	191,018	3,352
American Vanguard Corp.	190,760	3,167
Myers Industries Inc.	184,405	2,923

FutureFuel Corp.	190,326	2,699
* LSB Industries Inc.	171,880	1,612
Olympic Steel Inc.	67,523	1,253
		306,188
Other (2.8%)
2 Vanguard REIT ETF	1,800,000	148,662
* Gerber Scientific Inc. CVR	110,699	—
		148,662
Real Estate (3.2%)
CoreSite Realty Corp.	185,834	16,734
DiamondRock Hospitality Co.	948,687	10,578
Sabra Health Care REIT Inc.	357,489	9,985
EastGroup Properties Inc.	130,659	9,607
PS Business Parks Inc.	70,631	8,106
Acadia Realty Trust	260,654	7,835
Lexington Realty Trust	774,696	7,731
RE/MAX Holdings Inc. Class A	121,373	7,216
HFF Inc. Class A	254,117	7,031
Retail Opportunity Investments Corp.	332,064	6,983
Kite Realty Group Trust	299,102	6,431
Summit Hotel Properties Inc.	356,549	5,698
LTC Properties Inc.	112,403	5,384
Government Properties Income Trust	254,971	5,337
Chesapeake Lodging Trust	213,522	5,116
American Assets Trust Inc.	118,095	4,941
Four Corners Property Trust Inc.	216,157	4,935
Franklin Street Properties Corp.	383,366	4,654
Agree Realty Corp.	94,290	4,522
Pennsylvania REIT	249,873	3,783
CareTrust REIT Inc.	218,427	3,674
Parkway Inc.	150,117	2,986
Universal Health Realty Income Trust	43,915	2,833
Hersha Hospitality Trust Class A	149,935	2,817
* Forestar Group Inc.	191,590	2,615
Saul Centers Inc.	42,134	2,596
Getty Realty Corp.	83,857	2,119
Urstadt Biddle Properties Inc. Class A	98,615	2,028
Cedar Realty Trust Inc.	271,949	1,365
		165,640
Telecommunication Services (1.0%)
Cogent Communications Holdings Inc.	288,762	12,431
Consolidated Communications Holdings Inc.	379,612	8,891
* Iridium Communications Inc.	635,477	6,133
* Cincinnati Bell Inc.	339,898	6,016
ATN International Inc.	78,427	5,523
* General Communication Inc. Class A	214,331	4,458
* Lumos Networks Corp.	194,752	3,447
Spok Holdings Inc.	163,533	3,107
		50,006
Utilities (2.6%)
ALLETE Inc.	342,333	23,179
Spire Inc.	320,464	21,631
South Jersey Industries Inc.	555,350	19,798
Avista Corp.	440,163	17,188
El Paso Electric Co.	295,546	14,925
California Water Service Group	350,087	12,551

	American States Water Co.			274,191	12,147
	Northwest Natural Gas Co.			196,812	11,632
					133,051
Total Common Stocks (Cost $3,499,270)					5,206,104
				Face
			Maturity	Amount
		Coupon	Date	($000)
Corporate Bond (0.0%)
Industrial (0.0%)
	Capital Goods (0.0%)
	Mueller Industries Inc. (Cost $1,900)	6.000%	3/1/27	1,926	1,911

				Shares
Temporary Cash Investments (0.0%)1
Money Market Fund (0.0%)
3	Vanguard Market Liquidity Fund	0.965%		297	30

				Face
				Amount
				($000)
U.S. Government and Agency Obligations (0.0%)
	United States Treasury Bill	0.564%	5/4/17	200	200
	United States Treasury Bill	0.607%	5/25/17	100	100
4	United States Treasury Bill	0.521%	6/1/17	300	299
4	United States Treasury Bill	0.551%	6/8/17	200	200
4	United States Treasury Bill	0.556%–0.561%	6/15/17	600	599
	United States Treasury Bill	0.771%	6/22/17	600	599
					1,997
Total Temporary Cash Investments (Cost $2,027)					2,027
Total Investments (99.5%) (Cost $3,503,197)					5,210,042
Other Assets and Liabilities-Net (0.5%)					25,289
Net Assets (100%)					5,235,331

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.5%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $899,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by

Tax-Managed Small-Cap Fund

methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,206,104	—	—
Corporate Bonds	—	1,911	—
Temporary Cash Investments	30	1,997	—
Futures Contracts—Assets[1]	40	—	—
Total	5,206,174	3,908	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the

Tax-Managed Small-Cap Fund

Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	June 2017	420	29,072	371

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At March 31, 2017, the cost of investment securities for tax purposes was $3,503,197,000. Net unrealized appreciation of investment securities for tax purposes was $1,706,845,000, consisting of unrealized gains of $1,749,663,000 on securities that had risen in value since their purchase and $42,818,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Developed Markets Index Fund

Schedule of Investments (unaudited)
As of March 31, 2017

		Market
		Value
	Shares	($000)
Common Stocks (99.2%)1
Australia (6.6%)
Commonwealth Bank of Australia	7,725,333	506,589
Westpac Banking Corp.	15,043,491	402,148
Australia & New Zealand Banking Group Ltd.	13,157,937	319,484
National Australia Bank Ltd.	11,851,515	301,768
BHP Billiton Ltd.	14,395,429	261,798
CSL Ltd.	2,053,413	196,606
Wesfarmers Ltd.	5,069,379	174,528
Woolworths Ltd.	5,778,572	116,993
Macquarie Group Ltd.	1,380,705	95,126
Rio Tinto Ltd.	1,902,663	87,851
Transurban Group	9,161,686	81,666
Woodside Petroleum Ltd.	3,291,761	80,643
Scentre Group	23,124,605	75,810
Telstra Corp. Ltd.	18,707,425	66,568
AGL Energy Ltd.	3,030,503	61,044
QBE Insurance Group Ltd.	6,146,682	60,513
Amcor Ltd.	5,205,717	59,878
Westfield Corp.	8,655,732	58,717
Newcrest Mining Ltd.	3,423,994	58,364
Suncorp Group Ltd.	5,773,433	58,263
AMP Ltd.	13,140,529	51,986
Brambles Ltd.	7,089,964	50,633
South32 Ltd.	23,869,596	50,321
Insurance Australia Group Ltd.	10,612,085	49,035
Goodman Group	7,970,361	47,124
* Origin Energy Ltd.	7,825,734	42,096
Aristocrat Leisure Ltd.	2,851,715	39,144
Stockland	10,708,021	37,971
Aurizon Holdings Ltd.	8,829,221	35,405
Fortescue Metals Group Ltd.	7,242,273	34,496
APA Group	5,008,170	34,277
ASX Ltd.	859,837	33,160
Dexus Property Group	4,354,689	32,502
Vicinity Centres	14,735,264	31,873
GPT Group	8,034,261	31,620
Sonic Healthcare Ltd.	1,858,549	31,399
James Hardie Industries plc	1,975,826	31,043
Ramsay Health Care Ltd.	580,324	30,979
Treasury Wine Estates Ltd.	3,315,703	30,974
LendLease Group	2,479,327	29,488
Oil Search Ltd.	5,270,145	29,057
Mirvac Group	16,575,832	27,732
* Santos Ltd.	9,321,614	27,051
Medibank Pvt Ltd.	12,369,824	26,643
Cochlear Ltd.	255,857	26,431
Caltex Australia Ltd.	1,163,409	26,213
Sydney Airport	4,953,319	25,612
Challenger Ltd.	2,564,729	24,582
BlueScope Steel Ltd.	2,561,599	24,014

	DUET Group	11,092,147	23,638
	Computershare Ltd.	2,192,790	23,550
	Boral Ltd.	5,261,714	23,458
	Orica Ltd.	1,691,523	22,736
	Incitec Pivot Ltd.	7,544,581	21,660
	Coca-Cola Amatil Ltd.	2,441,290	20,184
	Tatts Group Ltd.	5,855,977	19,815
	Bendigo & Adelaide Bank Ltd.	2,132,032	19,753
	SEEK Ltd.	1,574,097	19,138
	Bank of Queensland Ltd.	1,753,565	16,278
	Star Entertainment Grp Ltd.	3,740,841	15,630
	Alumina Ltd.	11,289,015	15,446
	Crown Resorts Ltd.	1,710,120	15,427
	Tabcorp Holdings Ltd.	3,750,203	13,609
	Healthscope Ltd.	7,807,742	13,537
^	Domino's Pizza Enterprises Ltd.	282,847	12,557
	Ansell Ltd.	669,190	12,304
	Orora Ltd.	5,417,565	12,249
	Qantas Airways Ltd.	4,067,506	12,088
	CIMIC Group Ltd.	436,215	11,969
	Iluka Resources Ltd.	1,893,782	11,024
	REA Group Ltd.	239,814	10,875
	ALS Ltd.	2,305,816	10,815
	Magellan Financial Group Ltd.	582,298	10,510
	AusNet Services	8,126,568	10,461
	Qube Holdings Ltd.	5,074,611	9,924
	JB Hi-Fi Ltd.	511,071	9,642
	Link Administration Holdings Ltd.	1,622,910	9,583
	Investa Office Fund	2,556,041	9,280
	nib holdings Ltd.	2,007,066	9,076
	DuluxGroup Ltd.	1,807,753	9,016
	Adelaide Brighton Ltd.	2,073,808	8,993
	Macquarie Atlas Roads Group	2,286,739	8,943
^	Vocus Group Ltd.	2,685,566	8,862
	IOOF Holdings Ltd.	1,357,453	8,845
	Downer EDI Ltd.	1,908,381	8,445
^	Harvey Norman Holdings Ltd.	2,399,335	8,299
*	Metcash Ltd.	4,399,643	8,298
	carsales.com Ltd.	968,141	8,257
*	WorleyParsons Ltd.	977,940	8,221
	Fairfax Media Ltd.	10,470,836	8,198
	Northern Star Resources Ltd.	2,627,168	8,166
	OZ Minerals Ltd.	1,354,010	8,101
	Perpetual Ltd.	202,332	8,060
	TPG Telecom Ltd.	1,502,331	7,998
	Charter Hall Group	1,874,900	7,904
	CSR Ltd.	2,271,170	7,821
	Evolution Mining Ltd.	4,669,551	7,507
	BT Investment Management Ltd.	953,851	7,284
	GrainCorp Ltd. Class A	1,048,050	7,281
	Sims Metal Management Ltd.	761,860	7,198
*,^ Mayne Pharma Group Ltd.		6,516,238	7,092
*	Whitehaven Coal Ltd.	3,085,141	7,037
	Primary Health Care Ltd.	2,237,758	6,103
	Nufarm Ltd.	813,525	6,028
^	Independence Group NL	2,178,964	5,960
	Shopping Centres Australasia Property Group	3,435,038	5,879

^ Flight Centre Travel Group Ltd.	259,222	5,718
Bapcor Ltd.	1,268,762	5,650
IRESS Ltd.	618,126	5,530
Washington H Soul Pattinson & Co. Ltd.	401,279	5,518
InvoCare Ltd.	507,108	5,477
Regis Resources Ltd.	2,107,750	5,325
G8 Education Ltd.	1,685,046	5,252
Mineral Resources Ltd.	636,799	5,227
Charter Hall Retail REIT	1,548,329	5,134
Super Retail Group Ltd.	654,790	5,129
Cromwell Property Group	6,815,722	4,973
BWP Trust	2,261,020	4,922
^ Blackmores Ltd.	56,988	4,899
Aveo Group	1,984,187	4,863
Sigma Pharmaceuticals Ltd.	4,736,481	4,665
Navitas Ltd.	1,333,069	4,512
Breville Group Ltd.	569,390	4,494
Cleanaway Waste Management Ltd.	4,604,518	4,220
MYOB Group Ltd.	1,540,925	4,192
Pact Group Holdings Ltd.	767,271	4,102
Premier Investments Ltd.	371,960	4,069
Steadfast Group Ltd.	2,065,799	4,008
^ Platinum Asset Management Ltd.	1,016,463	3,983
* St. Barbara Ltd.	2,165,730	3,945
Beach Energy Ltd.	6,374,412	3,893
Spotless Group Holdings Ltd.	4,598,860	3,810
Costa Group Holdings Ltd.	1,133,002	3,766
Monadelphous Group Ltd.	396,119	3,729
Southern Cross Media Group Ltd.	3,364,255	3,597
Webjet Ltd.	396,225	3,475
^ ARB Corp. Ltd.	308,006	3,463
Abacus Property Group	1,395,415	3,453
^ Reliance Worldwide Corp. Ltd.	1,567,170	3,450
Automotive Holdings Group Ltd.	1,096,464	3,450
* NEXTDC Ltd.	1,099,759	3,428
* Downer EDI Ltd. (Temporary Line)	763,352	3,377
GUD Holdings Ltd.	366,122	3,311
^ Viva Energy REIT	1,813,168	3,296
^ Myer Holdings Ltd.	3,502,597	3,251
Sandfire Resources NL	665,125	3,238
Seven Group Holdings Ltd.	393,145	3,216
Brickworks Ltd.	285,897	3,207
Eclipx Group Ltd.	1,062,459	3,174
APN Outdoor Group Ltd.	705,533	3,071
* Galaxy Resources Ltd.	8,367,337	2,910
^ Mantra Group Ltd.	1,280,307	2,855
Ardent Leisure Group	2,042,182	2,855
Sirtex Medical Ltd.	207,508	2,837
Retail Food Group Ltd.	676,299	2,753
^ Bega Cheese Ltd.	558,812	2,703
^ Altium Ltd.	464,206	2,695
Genworth Mortgage Insurance Australia Ltd.	1,092,202	2,621
Nine Entertainment Co. Holdings Ltd.	2,721,904	2,608
* SpeedCast International Ltd.	966,837	2,577
Tassal Group Ltd.	736,887	2,550
GWA Group Ltd.	1,134,828	2,512
Growthpoint Properties Australia Ltd.	1,006,729	2,437

	Australian Pharmaceutical Industries Ltd.	1,560,005	2,431
	Technology One Ltd.	619,653	2,429
*,^ Saracen Mineral Holdings Ltd.		3,221,666	2,428
	McMillan Shakespeare Ltd.	239,093	2,415
*,^ Aconex Ltd.		803,991	2,412
^	Estia Health Ltd.	1,020,663	2,409
	APN News & Media Ltd.	1,126,074	2,391
*	Nanosonics Ltd.	1,001,709	2,372
	Resolute Mining Ltd.	2,364,327	2,356
	Cover-More Group Ltd.	1,576,065	2,341
	Seven West Media Ltd.	3,899,504	2,338
	Corporate Travel Management Ltd.	150,317	2,300
	National Storage REIT	2,101,994	2,297
*	Australian Agricultural Co. Ltd.	1,774,017	2,250
*,^ Syrah Resources Ltd.		1,034,359	2,235
	oOh!media Ltd.	631,980	2,229
	Credit Corp. Group Ltd.	168,006	2,219
^	IPH Ltd.	591,886	2,202
	Asaleo Care Ltd.	1,602,671	2,155
	FlexiGroup Ltd.	1,205,553	2,127
*,^ Mesoblast Ltd.		1,219,168	2,123
^	Greencross Ltd.	362,801	1,995
^	Regis Healthcare Ltd.	584,335	1,995
	Folkestone Education Trust	931,351	1,963
*,^ Western Areas Ltd.		1,105,512	1,950
^	Gateway Lifestyle	1,178,003	1,881
	IDP Education Ltd.	524,465	1,843
^	Arena REIT	1,137,252	1,824
	SmartGroup Corp. Ltd.	352,765	1,779
*	Infigen Energy	2,310,050	1,773
*,^ Orocobre Ltd.		825,185	1,754
*	Elders Ltd.	489,195	1,697
^	Japara Healthcare Ltd.	1,100,088	1,689
	Collins Foods Ltd.	418,776	1,663
	Centuria Industrial REIT	853,226	1,617
^	Tox Free Solutions Ltd.	889,414	1,583
	Programmed Maintenance Services Ltd.	1,104,255	1,581
	Ingenia Communities Group	760,575	1,576
	GDI Property Group	1,928,027	1,539
*,^ Pilbara Minerals Ltd.		4,590,483	1,490
*,^ Gold Road Resources Ltd.		3,504,034	1,475
^	BWX Ltd.	391,830	1,470
	Hotel Property Investments	616,999	1,400
*	Vita Group Ltd.	555,897	1,392
	Select Harvests Ltd.	303,897	1,364
	WiseTech Global Ltd.	314,669	1,353
*,^ Blue Sky Alternative Investments Ltd.		217,287	1,311
*,^ Senex Energy Ltd.		4,721,911	1,280
	SeaLink Travel Group Ltd.	380,823	1,269
	WPP AUNZ Ltd.	1,426,128	1,253
^	Village Roadshow Ltd.	373,868	1,199
	Cabcharge Australia Ltd.	514,822	1,188
*,^ Beadell Resources Ltd.		5,335,180	1,187
^	RCG Corp. Ltd.	1,423,349	1,185
	SG Fleet Group Ltd.	454,837	1,181
*,^ Cardno Ltd.		1,201,444	1,174
*,^ Quintis Ltd.		1,474,169	1,170

*,^ Perseus Mining Ltd.		4,879,902	1,158
	Virtus Health Ltd.	260,295	1,150
*	RCR Tomlinson Ltd.	470,717	1,138
*	Superloop Ltd.	642,911	1,126
*,^ Karoon Gas Australia Ltd.		853,724	1,069
^	OFX Group Ltd.	936,597	1,055
*,^ Lynas Corp. Ltd.		14,730,707	1,035
	Cedar Woods Properties Ltd.	240,427	1,028
^	Astro Japan Property Group	208,800	1,021
*	AWE Ltd.	2,639,325	998
*,^ Liquefied Natural Gas Ltd.		1,898,336	942
*,^ Highfield Resources Ltd.		1,245,340	903
*	Mount Gibson Iron Ltd.	2,792,778	897
	MACA Ltd.	768,248	895
^	Ainsworth Game Technology Ltd.	587,488	826
	Thorn Group Ltd.	817,872	818
^	Bellamy's Australia Ltd.	242,473	778
	Reject Shop Ltd.	122,616	776
*,^ Starpharma Holdings Ltd.		1,503,204	769
^	iSentia Group Ltd.	652,599	748
	ERM Power Ltd.	590,198	591
	Cash Converters International Ltd.	2,154,899	519
*,^ Ten Network Holdings Ltd.		1,142,310	497
*,^ Billabong International Ltd.		513,757	490
*,^ Paladin Energy Ltd.		6,058,533	486
	NZME Ltd.	638,779	415
^	CSG Ltd.	986,910	351
^	Decmil Group Ltd.	477,455	345
*	Watpac Ltd.	571,456	341
	SMS Management & Technology Ltd.	249,012	315
*	MMA Offshore Ltd.	1,869,821	314
*,^ Arrium Ltd.		8,838,238	149
			5,120,050
Austria (0.3%)
	Erste Group Bank AG	1,291,461	42,053
	OMV AG	648,346	25,551
	voestalpine AG	510,351	20,071
	ANDRITZ AG	322,588	16,134
*	Raiffeisen Bank International AG	581,725	13,119
	Wienerberger AG	528,937	11,207
	BUWOG AG	427,427	10,771
	IMMOFINANZ AG	4,358,522	8,326
	Lenzing AG	44,430	7,469
	CA Immobilien Anlagen AG	317,632	6,972
	Oesterreichische Post AG	156,739	6,245
	Verbund AG	292,484	4,959
	Telekom Austria AG Class A	606,493	4,130
	Vienna Insurance Group AG Wiener Versicherung Gruppe	168,088	4,067
	Mayr Melnhof Karton AG	34,741	4,049
	UNIQA Insurance Group AG	486,781	3,777
	Schoeller-Bleckmann Oilfield Equipment AG	47,249	3,296
	RHI AG	113,389	2,902
	S IMMO AG	234,529	2,809
	Strabag SE	67,618	2,639
	Zumtobel Group AG	123,834	2,388
	Palfinger AG	49,109	1,814
^	DO & CO AG	27,810	1,806

	EVN AG	138,901	1,771
*	Porr AG	41,705	1,549
*	Flughafen Wien AG	41,104	1,296
	Semperit AG Holding	39,026	1,084
	Kapsch TrafficCom AG	22,770	1,020
			213,274
Belgium (1.1%)
	Anheuser-Busch InBev SA/NV	3,575,730	391,813
	KBC Group NV	1,234,963	81,870
	UCB SA	541,460	42,000
	Solvay SA Class A	315,022	38,436
	Ageas	898,911	35,103
	Groupe Bruxelles Lambert SA	344,781	31,290
	Umicore SA	416,798	23,736
	Proximus SADP	639,674	20,046
	Ackermans & van Haaren NV	111,239	17,474
	Colruyt SA	297,338	14,602
*	Telenet Group Holding NV	223,051	13,259
	Ontex Group NV	356,419	11,439
	bpost SA	453,865	10,649
	Cofinimmo SA	90,824	10,363
	Sofina SA	69,828	9,673
	Melexis NV	94,919	8,218
	Bekaert SA	154,329	7,536
*	KBC Ancora	161,804	7,194
	Warehouses De Pauw CVA	77,189	7,178
	Elia System Operator SA/NV	123,690	6,516
	D'ieteren SA/NV	120,694	5,647
^	Aedifica SA	69,461	5,229
	Befimmo SA	90,162	5,126
	Gimv NV	90,110	5,027
	Ion Beam Applications	85,164	4,657
	Euronav NV	564,545	4,509
	Cie d'Entreprises CFE	30,549	4,267
*	Tessenderlo Chemie NV (Voting Shares)	102,539	4,080
	Barco NV	38,059	3,810
*	AGFA-Gevaert NV	723,999	3,537
	Econocom Group SA/NV	233,530	3,454
	Kinepolis Group NV	55,387	2,824
*	Orange Belgium SA	125,672	2,683
*,^ Nyrstar (Voting Shares)		399,528	2,477
	Van de Velde NV	28,851	1,650
	EVS Broadcast Equipment SA	41,395	1,580
	Wereldhave Belgium NV	8,838	970
			849,922
Canada (8.6%)
	Royal Bank of Canada	6,631,234	483,137
	Toronto-Dominion Bank	8,265,191	413,990
	Bank of Nova Scotia	5,415,383	316,815
	Enbridge Inc.	7,281,296	305,028
	Suncor Energy Inc.	7,463,633	229,154
	Canadian National Railway Co.	3,046,863	224,898
	Bank of Montreal	2,876,645	214,864
^	TransCanada Corp.	3,861,347	178,194
	Canadian Natural Resources Ltd.	4,981,744	163,105
	Manulife Financial Corp.	8,836,700	156,753

Canadian Imperial Bank of Commerce	1,765,560	152,240
^ Brookfield Asset Management Inc. Class A	4,003,040	145,841
Sun Life Financial Inc.	2,739,102	100,019
Barrick Gold Corp.	5,234,430	99,426
^ Canadian Pacific Railway Ltd. (Toronto Shares)	650,705	95,586
Alimentation Couche-Tard Inc. Class B	1,766,180	79,793
Magna International Inc.	1,677,740	72,403
Rogers Communications Inc. Class B	1,623,550	71,786
Potash Corp. of Saskatchewan Inc.	3,764,590	64,317
National Bank of Canada	1,524,276	64,004
Thomson Reuters Corp.	1,464,690	63,341
BCE Inc.	1,352,658	59,890
Agrium Inc.	620,106	59,183
Fortis Inc.	1,723,458	57,114
Restaurant Brands International Inc.	1,013,736	56,471
^ Pembina Pipeline Corp.	1,765,700	55,951
Goldcorp Inc.	3,830,330	55,877
* CGI Group Inc. Class A	1,138,230	54,538
Loblaw Cos. Ltd.	1,004,690	54,516
Franco-Nevada Corp.	795,818	52,135
Encana Corp.	4,362,179	51,106
Cenovus Energy Inc.	4,173,415	47,231
Fairfax Financial Holdings Ltd.	103,471	47,089
Teck Resources Ltd. Class B	2,109,780	46,135
Agnico Eagle Mines Ltd.	1,007,288	42,735
Intact Financial Corp.	588,160	41,830
Silver Wheaton Corp.	1,974,661	41,146
Open Text Corp.	1,179,242	40,081
Saputo Inc.	1,138,916	39,301
Waste Connections Inc. (New York Shares)	442,267	39,017
Shaw Communications Inc. Class B	1,873,870	38,848
Dollarama Inc.	453,366	37,572
Power Corp. of Canada	1,578,610	37,084
Great-West Lifeco Inc.	1,327,136	36,775
Imperial Oil Ltd.	1,180,345	35,965
Canadian Tire Corp. Ltd. Class A	301,984	35,874
Constellation Software Inc.	71,222	34,999
Inter Pipeline Ltd.	1,651,390	34,807
First Quantum Minerals Ltd.	3,096,046	32,896
CCL Industries Inc. Class B	146,620	31,989
Metro Inc.	1,036,740	31,846
Waste Connections Inc.	344,870	30,451
RioCan REIT	1,453,250	28,631
TELUS Corp.	880,730	28,591
Gildan Activewear Inc.	1,035,330	27,973
Power Financial Corp.	1,050,025	27,770
SNC-Lavalin Group Inc.	674,340	26,459
Onex Corp.	366,640	26,316
Crescent Point Energy Corp.	2,430,570	26,264
Canadian Utilities Ltd. Class A	869,620	25,477
* Tourmaline Oil Corp.	1,115,296	24,866
^ Keyera Corp.	823,734	24,164
^ ARC Resources Ltd.	1,592,820	22,757
* Seven Generations Energy Ltd. Class A	1,226,432	22,410
H&R REIT	1,276,910	22,152
Industrial Alliance Insurance & Financial Services Inc.	477,655	20,700
^ PrairieSky Royalty Ltd.	960,878	20,275

	George Weston Ltd.	228,540	19,940
	CI Financial Corp.	1,001,140	19,897
*	Kinross Gold Corp.	5,597,689	19,741
^	Cameco Corp.	1,751,302	19,385
	Methanex Corp.	407,033	19,072
	CAE Inc.	1,209,370	18,479
^	Vermilion Energy Inc.	472,670	17,725
*	BlackBerry Ltd.	2,281,720	17,672
^	AltaGas Ltd.	753,090	17,442
*,^ Valeant Pharmaceuticals International Inc.		1,505,692	16,632
	Lundin Mining Corp.	2,870,860	16,169
^	Algonquin Power & Utilities Corp.	1,678,001	16,025
^	WSP Global Inc.	453,690	16,024
^	Element Fleet Management Corp.	1,726,680	15,983
^	Veresen Inc.	1,413,850	15,629
*	Husky Energy Inc.	1,358,470	15,333
^	Canadian Apartment Properties REIT	608,840	15,246
2	Hydro One Ltd.	775,540	14,142
^	Finning International Inc.	747,010	13,953
	Atco Ltd.	345,964	13,452
*	Bombardier Inc. Class B	8,697,680	13,342
^	Peyto Exploration & Development Corp.	641,670	13,197
	Ritchie Bros Auctioneers Inc.	398,940	13,131
^	IGM Financial Inc.	423,630	12,634
^	Whitecap Resources Inc.	1,582,857	12,319
	Smart REIT	501,000	12,308
*	B2Gold Corp.	4,307,870	12,277
	Stantec Inc.	469,220	12,176
	Canadian REIT	329,060	11,996
	Yamana Gold Inc.	4,252,510	11,736
	Quebecor Inc. Class B	376,320	11,605
^	Enbridge Income Fund Holdings Inc.	457,620	11,407
	Pan American Silver Corp.	645,260	11,296
	Tahoe Resources Inc.	1,372,292	11,021
	Eldorado Gold Corp.	3,206,100	10,969
^	Cineplex Inc.	288,561	10,958
*	Turquoise Hill Resources Ltd.	3,583,750	10,941
	Toromont Industries Ltd.	311,740	10,907
	Empire Co. Ltd.	708,290	10,823
^	West Fraser Timber Co. Ltd.	257,980	10,790
	Linamar Corp.	229,750	10,450
	Allied Properties REIT	384,051	10,423
	Alamos Gold Inc. Class A	1,283,858	10,311
^	Chartwell Retirement Residences	871,764	10,220
*	Ivanhoe Mines Ltd.	2,772,440	9,673
^	Parkland Fuel Corp.	432,770	9,633
	TFI International Inc.	411,420	9,606
^	Gibson Energy Inc.	651,029	9,350
	FirstService Corp.	150,595	9,106
	DH Corp.	479,520	9,101
^	Northland Power Inc.	491,310	9,074
*	Detour Gold Corp.	789,220	9,044
	ShawCor Ltd.	308,720	9,037
	Cominar REIT	823,570	8,918
^	Canadian Western Bank	402,050	8,897
	TMX Group Ltd.	173,764	8,808
*,^ Amaya Inc.		517,920	8,790

	Enerplus Corp.	1,084,960	8,738
	MacDonald Dettwiler & Associates Ltd.	165,270	8,730
^	Capital Power Corp.	438,270	8,588
*	Parex Resources Inc.	660,200	8,415
^	New Flyer Industries Inc.	224,210	8,275
	Emera Inc.	234,032	8,268
	Maple Leaf Foods Inc.	337,580	8,194
*	Celestica Inc.	561,740	8,169
	OceanaGold Corp.	2,745,790	8,135
*	IAMGOLD Corp.	2,022,664	8,092
*	Descartes Systems Group Inc.	346,030	7,928
*	New Gold Inc.	2,581,188	7,706
	Cott Corp.	618,099	7,650
	Colliers International Group Inc.	161,551	7,642
	TransAlta Corp.	1,292,530	7,601
	Premium Brands Holdings Corp.	116,940	7,488
	Granite REIT	212,385	7,430
	Enercare Inc.	464,440	7,254
	Hudbay Minerals Inc.	1,082,084	7,112
^	Artis REIT	703,382	6,998
	Laurentian Bank of Canada	157,861	6,953
*	Torex Gold Resources Inc.	350,536	6,911
*	Raging River Exploration Inc.	984,810	6,909
^	Dream Office REIT	476,070	6,888
*	Pretium Resources Inc.	641,291	6,877
	First Capital Realty Inc.	431,540	6,500
^	Superior Plus Corp.	650,136	6,307
*	Precision Drilling Corp.	1,310,520	6,199
	Canadian Energy Services & Technology Corp.	1,124,880	6,166
^	Boardwalk REIT	173,540	6,155
*	Gran Tierra Energy Inc.	2,301,014	6,125
*,^ First Majestic Silver Corp.		743,120	6,029
^	Mullen Group Ltd.	456,785	5,805
	Stella-Jones Inc.	195,569	5,750
	Enerflex Ltd.	402,803	5,749
^	Home Capital Group Inc. Class B	292,650	5,728
*	Endeavour Mining Corp.	290,073	5,628
*	Advantage Oil & Gas Ltd.	845,602	5,583
	Corus Entertainment Inc. Class B	566,355	5,562
*	Silver Standard Resources Inc.	521,745	5,540
^	Birchcliff Energy Ltd.	961,714	5,467
	Westshore Terminals Investment Corp.	274,260	5,457
	Russel Metals Inc.	278,720	5,453
	Centerra Gold Inc.	933,267	5,369
	Innergex Renewable Energy Inc.	497,696	5,352
	Jean Coutu Group PJC Inc. Class A	339,490	5,343
	Norbord Inc.	187,000	5,322
*,^ NovaGold Resources Inc.		1,084,520	5,268
	Winpak Ltd.	131,740	5,260
	Osisko Gold Royalties Ltd.	469,226	5,215
*,^ MEG Energy Corp.		1,024,340	5,192
^	North West Co. Inc.	215,850	5,147
	Transcontinental Inc. Class A	278,420	5,146
^	Secure Energy Services Inc.	689,063	5,078
	TransAlta Renewables Inc.	402,009	4,761
*,^ ProMetic Life Sciences Inc.		2,748,360	4,753
	Aimia Inc.	698,450	4,727

*	Canfor Corp.	346,600	4,725
^	Genworth MI Canada Inc.	170,100	4,703
	Dominion Diamond Corp.	358,092	4,529
	ECN Capital Corp.	1,653,600	4,464
	Pason Systems Inc.	298,100	4,306
*	SEMAFO Inc.	1,411,567	4,256
^	Hudson's Bay Co.	522,350	4,246
^	TORC Oil & Gas Ltd.	786,482	4,039
*	Sierra Wireless Inc.	139,800	3,711
*,^ Penn West Petroleum Ltd.		2,150,289	3,670
	Just Energy Group Inc.	580,000	3,642
	Enghouse Systems Ltd.	83,400	3,610
^	Northview Apartment REIT	218,700	3,590
*	ATS Automation Tooling Systems Inc.	348,200	3,553
*,^ Baytex Energy Corp.		1,005,918	3,434
*	Great Canadian Gaming Corp.	184,900	3,425
^	Ensign Energy Services Inc.	555,900	3,332
*	NuVista Energy Ltd.	705,100	3,261
*	Kelt Exploration Ltd.	648,100	3,255
	Aecon Group Inc.	245,800	3,174
	Nevsun Resources Ltd.	1,223,695	3,147
*	Air Canada Class B	298,600	3,099
^	Extendicare Inc.	388,400	2,947
	Cascades Inc.	282,800	2,916
*	Paramount Resources Ltd. Class A	227,300	2,902
	Dorel Industries Inc. Class B	111,900	2,669
	Cogeco Communications Inc.	49,100	2,623
	Fortis Inc. (New York Shares)	76,492	2,536
	Martinrea International Inc.	313,200	2,431
*	Crew Energy Inc.	642,700	2,397
*,^ Pengrowth Energy Corp.		2,389,500	2,390
*,^ China Gold International Resources Corp. Ltd.		1,098,700	2,206
^	Bonterra Energy Corp.	123,175	2,125
*	Alacer Gold Corp.	998,800	2,020
*,^ Athabasca Oil Corp.		1,722,086	1,981
^	AutoCanada Inc.	106,250	1,793
	Morguard REIT	146,700	1,757
^	First National Financial Corp.	58,500	1,175
^	Sprott Inc.	652,601	1,094
	Canadian Pacific Railway Ltd. (New York Shares)	5,800	852
*	Osisko Gold Royalties Warrants Exp. 02/26/2019	3,963	7
			6,656,245
Denmark (1.4%)
	Novo Nordisk A/S Class B	8,276,633	284,211
	Danske Bank A/S	3,266,691	111,381
*	Vestas Wind Systems A/S	993,693	80,827
	Pandora A/S	489,998	54,232
	AP Moller - Maersk A/S Class B	28,624	47,411
*	Genmab A/S	246,040	47,345
	Carlsberg A/S Class B	474,737	43,839
	DSV A/S	828,855	42,871
	Novozymes A/S	985,042	39,027
	Coloplast A/S Class B	449,861	35,132
	ISS A/S	828,938	31,338
	AP Moller - Maersk A/S Class A	18,874	30,417
	Chr Hansen Holding A/S	394,320	25,295
2	DONG Energy A/S	483,899	18,634

	TDC A/S	3,588,017	18,479
	Jyske Bank A/S	308,554	15,606
	GN Store Nord A/S	647,585	15,118
	H Lundbeck A/S	266,824	12,384
	FLSmidth & Co. A/S	220,810	11,791
	Sydbank A/S	316,539	10,971
*	William Demant Holding A/S	522,544	10,920
	Tryg A/S	500,268	9,071
	SimCorp A/S	150,420	9,050
*,2 Nets A/S		528,786	8,525
	NKT Holding A/S	115,441	8,466
	Royal Unibrew A/S	180,164	7,587
	Dfds A/S	137,859	7,574
*	Bavarian Nordic A/S	142,959	7,256
*	Topdanmark A/S	228,677	5,799
	Rockwool International A/S Class B	27,230	4,824
	Schouw & Co. AB	52,050	4,770
*,2 Scandinavian Tobacco Group A/S		254,077	4,439
	Ambu A/S Class B	102,627	4,409
	Spar Nord Bank A/S	357,084	3,953
	ALK-Abello A/S	26,206	3,779
	Alm Brand A/S	287,590	2,331
*	D/S Norden A/S	105,499	2,135
	Matas A/S	144,903	2,058
*	Bang & Olufsen A/S	137,109	1,897
	Solar A/S Class B	22,355	1,234
			1,086,386
Finland (0.9%)
	Nokia Oyj	25,669,701	137,971
	Sampo Oyj Class A	2,108,518	100,051
	Kone Oyj Class B	1,698,351	74,606
	UPM-Kymmene Oyj	2,413,262	56,661
	Wartsila OYJ Abp	698,663	37,353
	Fortum Oyj	1,997,626	31,619
	Stora Enso Oyj	2,574,151	30,437
	Elisa Oyj	717,352	25,359
	Nokian Renkaat Oyj	605,673	25,279
	Orion Oyj Class B	455,933	23,783
*	Neste Oyj	574,425	22,462
	Metso Oyj	605,392	18,320
	Huhtamaki Oyj	465,912	16,580
	Kesko Oyj Class B	304,357	14,510
	Amer Sports Oyj	529,246	11,967
	Valmet Oyj	604,733	9,387
	Cargotec Oyj Class B	186,409	9,222
	Tieto Oyj	331,859	9,041
	Konecranes Oyj Class B	253,919	9,008
	Outokumpu Oyj	914,517	8,917
^	Metsa Board Oyj	1,027,020	6,346
*,^ Outotec Oyj		778,341	4,720
	Sponda Oyj	1,057,946	4,421
*,^ Caverion Corp.		550,044	4,333
	Uponor Oyj	232,575	4,120
	Kemira Oyj	333,385	4,094
	Citycon Oyj	1,714,804	4,059
	YIT Oyj	549,945	3,718
	Sanoma Oyj	369,832	3,093

	Cramo Oyj	110,368	2,513
	Oriola-KD Oyj	551,203	2,336
	Ramirent Oyj	289,904	2,332
	Raisio Oyj	536,390	1,929
	Finnair Oyj	271,585	1,362
	F-Secure Oyj	266,833	961
*,^ Stockmann OYJ Abp Class B		110,844	856
			723,726
France (7.9%)
^	TOTAL SA	9,851,821	498,143
	Sanofi	5,005,120	452,441
	BNP Paribas SA	4,379,071	291,402
	LVMH Moet Hennessy Louis Vuitton SE	1,122,181	246,648
	AXA SA	8,641,519	223,261
	Airbus SE	2,452,603	187,040
	Schneider Electric SE	2,433,244	178,768
	Danone SA	2,547,248	173,277
	Societe Generale SA	3,287,194	166,547
	Vinci SA	2,092,119	166,133
	L'Oreal SA	710,157	136,590
	Air Liquide SA (Prime de fidelite)	1,190,289	135,906
	Orange SA	8,547,431	132,704
	Pernod Ricard SA	951,493	112,487
	Essilor International SA	908,416	110,292
	Cie de Saint-Gobain	2,130,648	109,317
^	Unibail-Rodamco SE	441,037	102,837
	Safran SA	1,325,308	98,913
	Engie SA	6,981,814	98,665
	Cie Generale des Etablissements Michelin	808,766	98,280
	Vivendi SA	4,859,033	94,259
	Kering	334,388	86,428
	Legrand SA	1,189,979	71,634
	L'Oreal SA Loyalty Line	368,925	70,958
*	Valeo SA	1,056,425	70,275
*	TechnipFMC plc	2,061,921	67,288
	Renault SA	772,537	67,112
	Capgemini SA	713,192	65,832
	Publicis Groupe SA	917,864	64,086
	Air Liquide SA	545,732	62,311
	Carrefour SA	2,409,431	56,769
	Credit Agricole SA	4,144,759	56,024
	Christian Dior SE	232,040	53,863
	Hermes International	107,201	50,747
	Atos SE	405,513	50,114
	Dassault Systemes SE	568,279	49,152
	Sodexo SA	405,018	47,588
	Thales SA	467,768	45,185
	STMicroelectronics NV	2,809,278	43,228
	Veolia Environnement SA	2,190,512	41,076
	SES SA Class A	1,608,164	37,388
	Bouygues SA	892,555	36,278
	Klepierre	921,883	35,816
*	Peugeot SA	1,761,787	35,408
	Accor SA	779,655	32,429
	Arkema SA	317,280	31,233
	Teleperformance	256,257	27,668
	SCOR SE	706,644	26,706

	Natixis SA	4,198,341	25,846
	Eiffage SA	323,756	25,337
	Edenred	1,037,109	24,478
	Rexel SA	1,350,670	24,471
	Bureau Veritas SA	1,159,931	24,450
	Gecina SA	179,190	24,296
	Suez	1,523,732	24,048
	Iliad SA	105,085	23,469
	Ingenico Group SA	245,424	23,148
	Zodiac Aerospace	880,339	22,005
	Groupe Eurotunnel SE	2,061,126	20,718
*	Alstom SA	690,546	20,616
	Eurofins Scientific SE	42,350	18,417
	Orpea	189,242	18,159
	Eutelsat Communications SA	786,033	17,519
	Wendel SA	135,190	17,119
	Bollore SA	4,409,817	17,069
	SEB SA	120,346	16,810
	Rubis SCA	165,913	16,244
	Aeroports de Paris	128,321	15,854
	Faurecia	333,668	15,842
	Fonciere Des Regions	189,756	15,820
	Ipsen SA	156,225	15,620
	Lagardere SCA	511,598	15,049
	CNP Assurances	734,825	14,943
	Societe BIC SA	119,802	14,926
*	Ubisoft Entertainment SA	345,093	14,718
	Imerys SA	167,648	14,219
	Casino Guichard Perrachon SA	247,261	13,815
2	Euronext NV	315,132	13,741
^,2 Elior Group		593,019	13,436

*,^,2 Amundi SA		223,599	13,188
	Credit Agricole SA Loyalty Line	951,298	12,858
^	Electricite de France SA	1,492,576	12,541
	JCDecaux SA	336,979	11,836
	Eurazeo SA	179,860	11,833
	ICADE	160,007	11,705
*	Dassault Aviation SA	9,060	11,506
	BioMerieux	64,465	10,908
	Remy Cointreau SA	109,270	10,690
*	SFR Group SA	317,750	9,979
	Cie Plastic Omnium SA	259,324	9,427
	Nexity SA	190,697	9,373
	Elis SA	468,175	9,201
*,^ Vallourec SA		1,329,775	8,814
	Altran Technologies SA	521,804	8,774
	Sopra Steria Group	57,921	8,250
*	Nexans SA	155,187	8,028
	SPIE SA	331,781	7,995
	Alten SA	100,990	7,742
	Technicolor SA	1,634,817	7,513
*	Sartorius Stedim Biotech	108,818	7,329
	Metropole Television SA	304,227	6,782
	Havas SA	750,824	6,684
	Euler Hermes Group	71,092	6,528
*	DBV Technologies SA	92,312	6,455

	Neopost SA	159,150	6,102
	Television Francaise 1	451,221	5,378
*,2 Worldline SA/France		171,137	5,330
	Korian SA	168,467	5,096
	Vicat SA	70,640	5,016
*,^ Air France-KLM		640,367	4,844
	Tarkett SA	111,587	4,821
*	SOITEC	111,413	4,716
	IPSOS	151,174	4,692
*	Groupe Fnac SA	60,286	4,349
*,2 Maisons du Monde SA		136,673	4,303
*,^ Genfit		132,014	4,143
	Trigano SA	41,327	3,977
	Mercialys SA	192,850	3,596
*,2 Europcar Groupe SA		318,300	3,381
*	Virbac SA	19,266	3,015
	Gaztransport Et Technigaz SA	80,072	3,008
	Coface SA	341,713	2,567
	FFP	23,049	2,211
	Boiron SA	22,903	2,092
	Beneteau SA	152,590	2,002
	Electricite de France SA Loyalty Line	229,038	1,924
	Vilmorin & Cie SA	27,020	1,861
	Rallye SA	91,654	1,856
	Bonduelle SCA	56,341	1,772
	Guerbet	20,682	1,753
	Derichebourg SA	336,152	1,675
*	Eramet	38,613	1,651
	Interparfums SA	44,397	1,473
	Mersen SA	49,989	1,349
	Albioma SA	74,223	1,311
^	Bourbon Corp.	118,231	1,256
	Jacquet Metal Service	51,787	1,248
*	Etablissements Maurel et Prom	347,165	1,234
	Manitou BF SA	41,523	1,085
	Direct Energie	24,987	994
	GL Events	40,997	954
*,^ Parrot SA		76,740	727
	Haulotte Group SA	49,018	712
*,^ CGG SA		90,262	634
	Union Financiere de France BQE SA	16,273	477
*	Stallergenes Greer plc	13,945	474
*	Esso SA Francaise	9,562	424
	Assystem	10,059	352
			6,126,482
Germany (7.7%)
	Siemens AG	3,407,119	466,682
	Bayer AG	3,708,293	427,247
	BASF SE	4,142,723	410,188
	SAP SE	4,006,383	393,059
	Allianz SE	2,040,650	378,432
	Daimler AG	4,614,153	340,523
	Deutsche Telekom AG	14,394,673	252,233
	adidas AG	897,715	170,775
	Deutsche Post AG	4,317,386	147,757
	Fresenius SE & Co. KGaA	1,810,888	145,516
	Linde AG	829,574	138,225

	Bayerische Motoren Werke AG	1,452,291	132,510
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	639,031	125,092
	Volkswagen AG Preference Shares	821,057	119,695
*	Deutsche Bank AG	6,199,996	106,585
	Continental AG	483,963	106,109
	Infineon Technologies AG	5,030,077	102,953
	Henkel AG & Co. KGaA Preference Shares	797,893	102,270
	Fresenius Medical Care AG & Co. KGaA	960,838	81,020
*	Deutsche Boerse AG	811,132	74,329
	E.ON SE	9,270,169	73,699
	Vonovia SE	2,089,585	73,620
	Merck KGaA	578,778	65,954
	HeidelbergCement AG	667,005	62,464
	Henkel AG & Co. KGaA	500,306	55,638
	Deutsche Wohnen AG	1,510,770	49,752
	thyssenkrupp AG	1,903,810	46,639
	ProSiebenSat.1 Media SE	1,026,162	45,439
	Beiersdorf AG	447,944	42,389
	Commerzbank AG	4,669,611	42,308
	Brenntag AG	693,945	38,893
	Porsche Automobil Holding SE Preference Shares	689,429	37,566
	Symrise AG	545,723	36,291
*	RWE AG	2,166,958	35,911
	GEA Group AG	793,389	33,706
*,2 Covestro AG		423,928	32,659
	Hannover Rueck SE	269,889	31,100
	MTU Aero Engines AG	228,551	29,713
*	QIAGEN NV	1,010,303	29,328
^	Wirecard AG	515,637	28,520
	LANXESS AG	409,681	27,483
	METRO AG	742,244	23,717
	United Internet AG	527,542	23,334
	LEG Immobilien AG	281,272	23,056
	OSRAM Licht AG	362,199	22,714
	Evonik Industries AG	690,159	22,495
*,2 Innogy SE		573,416	21,611
	HUGO BOSS AG	289,485	21,110
	Volkswagen AG	136,017	20,322
^	K&S AG	858,988	19,966
	Bayerische Motoren Werke AG Preference Shares	252,076	19,828
*,2 Zalando SE		476,090	19,242
	KION Group AG	293,155	19,135
	STADA Arzneimittel AG	280,219	17,163
	Deutsche Lufthansa AG	1,056,299	17,136
	MAN SE	154,733	15,950
	Rheinmetall AG	189,430	15,881
	Freenet AG	488,558	15,881
*	Dialog Semiconductor plc	309,819	15,803
	Fuchs Petrolub SE Preference Shares	321,985	15,697
	Telefonica Deutschland Holding AG	3,077,599	15,258
*	Uniper SE	883,988	14,857
*	Deutsche Bank AG Rights to Exp. 04/06/2017	6,185,672	14,782
	HOCHTIEF AG	89,330	14,763
	RTL Group SA	173,792	13,983
	Aurubis AG	204,269	13,697
	Sartorius AG Preference Shares	154,191	13,523
	Fraport AG Frankfurt Airport Services Worldwide	166,225	11,754

	Axel Springer SE	205,776	11,359
	Gerresheimer AG	143,059	11,325
	Aareal Bank AG	275,586	10,655
^	Drillisch AG	188,969	9,613
	Software AG	228,245	9,017
	Suedzucker AG	357,213	8,952
	Hella KGaA Hueck & Co.	201,520	8,929
	Fielmann AG	114,292	8,829
	Deutsche EuroShop AG	212,860	8,701
	TAG Immobilien AG	644,680	8,674
	Rational AG	18,455	8,608
	TUI AG-DI	619,859	8,573
	Leoni AG	148,817	7,648
*	MorphoSys AG	130,116	7,638
	alstria office REIT-AG	617,174	7,547
	Jungheinrich AG Preference Shares	224,206	7,442
^	Krones AG	65,496	7,344
	Wacker Chemie AG	67,397	6,948
	Norma Group SE	145,772	6,884
	Stabilus SA	101,805	6,561
	Salzgitter AG	176,881	6,394
^	Stroeer SE & Co. KGaA	112,335	6,254
	GRENKE AG	34,466	6,083
	Pfeiffer Vacuum Technology AG	48,078	6,051
	Talanx AG	171,451	6,045
	FUCHS PETROLUB SE	140,127	5,939
	Bechtle AG	54,422	5,906
	Duerr AG	64,590	5,764
*,^ Bilfinger SE		148,090	5,706
*	Schaeffler AG Preference Shares	322,777	5,670
2	Deutsche Pfandbriefbank AG	451,523	5,617
	CTS Eventim AG & Co. KGaA	144,167	5,577
*	Evotec AG	568,413	5,543
	Indus Holding AG	85,637	5,531
	TLG Immobilien AG	281,086	5,473
*	Siltronic AG	78,848	5,256
	Nemetschek SE	82,530	4,951
	RHOEN-KLINIKUM AG	175,411	4,785
	Jenoptik AG	187,505	4,649
	Carl Zeiss Meditec AG	108,337	4,624
2	ADO Properties SA	127,444	4,575
*	Kloeckner & Co. SE	417,462	4,508
*,2 Rocket Internet SE		260,259	4,445
	CompuGroup Medical SE	98,027	4,362
	DMG Mori AG	83,326	4,073
*	zooplus AG	26,933	3,952
*,^ Nordex SE		282,660	3,952
	Puma SE	11,654	3,641
*,^ SGL Carbon SE		343,937	3,499
*,2 Tele Columbus AG		407,889	3,472
	Sixt SE Preference Shares	81,100	3,304
	Takkt AG	140,170	3,251
	Draegerwerk AG & Co. KGaA Preference Shares	31,572	3,244
*	PATRIZIA Immobilien AG	180,711	3,201
*	Vossloh AG	47,449	3,018
	KWS Saat SE	9,695	3,009
	Sixt SE	57,299	2,950

	Deutz AG	394,617	2,720
	GFK SE	49,871	2,607
*,^ Heidelberger Druckmaschinen AG		1,024,314	2,553
	Deutsche Boerse	26,630	2,447
	XING AG	11,834	2,446
	Wacker Neuson SE	107,899	2,416
^	ElringKlinger AG	121,875	2,367
	Diebold Nixdorf AG	30,363	2,300
*,2 Hapag-Lloyd AG		70,132	2,054
	BayWa AG	60,362	1,989
^	Bertrandt AG	20,273	1,968
	RWE AG Preference Shares	158,365	1,968
	DIC Asset AG	189,727	1,884
*	Wuestenrot & Wuerttembergische AG	82,538	1,637
	Biotest AG Preference Shares	85,452	1,628
	Hamburger Hafen und Logistik AG	85,897	1,607
	Deutsche Beteiligungs AG	46,549	1,580
^	Gerry Weber International AG	111,755	1,442
*	AIXTRON SE	379,271	1,408
	comdirect bank AG	120,035	1,207
	Draegerwerk AG & Co. KGaA	15,134	1,179
^	SMA Solar Technology AG	45,650	1,153
	Hornbach Baumarkt AG	32,566	1,015
*	H&R GmbH & Co. KGaA	60,790	980
	CropEnergies AG	86,437	831
	Biotest AG	28,210	770
	BRAAS Monier Building Group SA	3,011	81
			6,014,688
Hong Kong (3.2%)
	AIA Group Ltd.	54,016,518	340,950
	CK Hutchison Holdings Ltd.	12,622,212	155,404
	Hong Kong Exchanges & Clearing Ltd.	5,461,150	137,806
	Sun Hung Kai Properties Ltd.	6,272,559	92,208
	Cheung Kong Property Holdings Ltd.	12,503,446	84,346
	CLP Holdings Ltd.	6,936,059	72,610
	Link REIT	9,918,571	69,517
	Hang Seng Bank Ltd.	3,425,741	69,496
	Hong Kong & China Gas Co. Ltd.	33,674,465	67,373
	BOC Hong Kong Holdings Ltd.	16,115,349	65,869
	Jardine Matheson Holdings Ltd.	922,139	59,238
	Galaxy Entertainment Group Ltd.	9,599,248	52,577
	Power Assets Holdings Ltd.	5,964,656	51,450
	Sands China Ltd.	10,840,689	50,253
	Wharf Holdings Ltd.	5,413,552	46,524
	Jardine Strategic Holdings Ltd.	991,677	41,660
	Hongkong Land Holdings Ltd.	5,257,653	40,406
	AAC Technologies Holdings Inc.	3,152,273	36,910
	MTR Corp. Ltd.	6,275,843	35,260
	Henderson Land Development Co. Ltd.	5,015,276	31,098
	New World Development Co. Ltd.	24,399,740	30,065
2	WH Group Ltd.	34,320,809	29,596
	Wheelock & Co. Ltd.	3,651,305	28,883
	China Mengniu Dairy Co. Ltd.	12,227,464	25,355
	Sino Land Co. Ltd.	14,148,052	24,811
	Hang Lung Properties Ltd.	9,055,484	23,541
	Swire Pacific Ltd. Class A	2,291,765	22,907
	Techtronic Industries Co. Ltd.	5,653,949	22,889

	Cheung Kong Infrastructure Holdings Ltd.	2,848,571	22,371
	Bank of East Asia Ltd.	5,324,643	22,030
	Samsonite International SA	5,771,789	21,026
	Want Want China Holdings Ltd.	26,340,090	18,242
	Swire Properties Ltd.	5,253,997	16,839
	Hang Lung Group Ltd.	3,876,000	16,533
*	Semiconductor Manufacturing International Corp.	12,497,408	15,492
	ASM Pacific Technology Ltd.	1,106,664	15,055
	Wynn Macau Ltd.	6,549,241	13,339
	Yue Yuen Industrial Holdings Ltd.	3,316,494	13,033
	Hysan Development Co. Ltd.	2,802,584	12,715
	NWS Holdings Ltd.	6,419,324	11,720
	Li & Fung Ltd.	26,134,826	11,338
	PCCW Ltd.	18,883,278	11,140
	Tingyi Cayman Islands Holding Corp.	8,655,561	10,870
	Minth Group Ltd.	2,550,000	10,282
	Hopewell Holdings Ltd.	2,655,187	9,981
	Sun Art Retail Group Ltd.	10,535,883	9,878
	PRADA SPA	2,305,224	9,696
	Kerry Properties Ltd.	2,714,924	9,417
	VTech Holdings Ltd.	736,815	8,809
	Xinyi Glass Holdings Ltd.	8,833,077	7,780
	First Pacific Co. Ltd.	10,541,738	7,662
	Shangri-La Asia Ltd.	5,049,753	7,353
	Vitasoy International Holdings Ltd.	3,694,000	7,343
	MGM China Holdings Ltd.	3,515,071	7,330
*	Esprit Holdings Ltd.	8,449,803	7,082
	Cathay Pacific Airways Ltd.	4,766,101	6,919
	SJM Holdings Ltd.	8,476,211	6,899
	Fortune REIT	6,130,000	6,864
	Melco International Development Ltd.	3,594,460	6,348
	Great Eagle Holdings Ltd.	1,278,688	6,016
^	Haitong International Securities Group Ltd.	10,219,745	6,011
^	IGG Inc.	4,060,000	5,636
	Champion REIT	9,038,556	5,537
	Dah Sing Financial Holdings Ltd.	698,620	5,323
	Man Wah Holdings Ltd.	6,573,200	5,221
^	Kingston Financial Group Ltd.	15,950,000	5,195
	Television Broadcasts Ltd.	1,261,849	5,099
2	BOC Aviation Ltd.	921,200	4,915
	FIH Mobile Ltd.	12,569,964	4,901
	Orient Overseas International Ltd.	892,305	4,766
	Cafe de Coral Holdings Ltd.	1,452,690	4,759
	Luk Fook Holdings International Ltd.	1,483,000	4,714
	Chow Tai Fook Jewellery Group Ltd.	4,811,817	4,674
	Johnson Electric Holdings Ltd.	1,536,864	4,591
	Nexteer Automotive Group Ltd.	3,047,000	4,497
^	Xinyi Solar Holdings Ltd.	13,156,978	4,202
^	China Goldjoy Group Ltd.	41,144,000	4,025
	L'Occitane International SA	1,938,961	3,950
	Uni-President China Holdings Ltd.	5,585,722	3,930
^	Value Partners Group Ltd.	4,033,000	3,844
^	United Co. RUSAL plc	7,296,435	3,782
*,^ MMG Ltd.		9,995,576	3,730
*,^ Brightoil Petroleum Holdings Ltd.		12,896,536	3,698
	Yingde Gases Group Co. Ltd.	4,730,000	3,654
*	Freeman FinTech Corp. Ltd.	56,475,077	3,635

*,^ China Baoli Technologies Holdings Ltd.		131,275,000	3,634
	NagaCorp Ltd.	6,240,000	3,566
*	Pacific Basin Shipping Ltd.	16,541,000	3,516
	HKBN Ltd.	3,128,000	3,493
	SITC International Holdings Co. Ltd.	5,029,000	3,456
*,^ KuangChi Science Ltd.		7,863,000	3,442
	Shui On Land Ltd.	15,250,520	3,436
	Kerry Logistics Network Ltd.	2,435,862	3,418
	K Wah International Holdings Ltd.	5,038,000	3,347
	Guotai Junan International Holdings Ltd.	10,295,844	3,342
^	China Travel International Investment Hong Kong Ltd.	10,663,704	3,226
	Shun Tak Holdings Ltd.	9,031,228	3,198
	Dah Sing Banking Group Ltd.	1,598,984	3,152
	BEP International Holdings Ltd.	55,100,000	3,051
	Yuexiu REIT	4,930,958	2,907
	Shougang Fushan Resources Group Ltd.	15,599,711	2,872
^	Town Health International Medical Group Ltd.	17,620,000	2,812
	Stella International Holdings Ltd.	1,681,500	2,778
	Giordano International Ltd.	5,086,000	2,756
*	Global Brands Group Holding Ltd.	25,602,428	2,737
	Sunlight REIT	4,588,000	2,722
	Lifestyle International Holdings Ltd.	1,968,030	2,671
	Towngas China Co. Ltd.	4,391,066	2,481
*,2 IMAX China Holding Inc.		474,400	2,443
	Pacific Textiles Holdings Ltd.	2,153,000	2,383
	Chow Sang Sang Holdings International Ltd.	999,000	2,355
	Hopewell Highway Infrastructure Ltd.	4,051,160	2,184
*,^ United Photovoltaics Group Ltd.		18,196,000	2,178
	Truly International Holdings Ltd.	5,976,000	2,124
	SmarTone Telecommunications Holdings Ltd.	1,614,000	2,080
	CP Pokphand Co. Ltd.	22,376,000	2,074
	Dynam Japan Holdings Co. Ltd.	1,156,200	2,054
	G-Resources Group Ltd.	107,400,000	2,033
*	Future World Financial Holdings Ltd.	25,544,000	1,972
	Prosperity REIT	4,937,000	1,958
*,^ HC International Inc.		2,188,000	1,949
*	China Oceanwide Holdings Ltd.	19,593,156	1,941
	Pou Sheng International Holdings Ltd.	9,029,000	1,894
	Far East Consortium International Ltd.	4,075,000	1,888
	CITIC Telecom International Holdings Ltd.	6,168,000	1,874
	Canvest Environmental Protection Group Co. Ltd.	3,118,000	1,870
	Texwinca Holdings Ltd.	2,715,930	1,828
	SA Sa International Holdings Ltd.	4,590,227	1,808
*,^ Nan Hai Corp. Ltd.		53,500,000	1,790
	TCC International Holdings Ltd.	5,516,000	1,748
^	Goodbaby International Holdings Ltd.	3,550,000	1,724
	Lai Sun Development Co. Ltd.	65,842,500	1,695
	Sun Hung Kai & Co. Ltd.	2,520,000	1,654
	Hutchison Telecommunications Hong Kong Holdings Ltd.	5,374,435	1,598
*	Gemdale Properties & Investment Corp. Ltd.	23,524,000	1,575
^	China LNG Group Ltd.	70,200,000	1,572
^	Emperor Capital Group Ltd.	17,736,000	1,553
^	Chong Hing Bank Ltd.	689,000	1,505
*	Beijing Enterprises Medical & Health Group Ltd.	21,126,000	1,469
*,^ GCL New Energy Holdings Ltd.		26,250,000	1,453
*,^ Sino Oil And Gas Holdings Ltd.		58,915,000	1,425
*,^ China Financial International Investments Ltd.		28,340,000	1,422

*	United Laboratories International Holdings Ltd.	2,138,000	1,395
	Ju Teng International Holdings Ltd.	3,302,000	1,355
*,^ Summit Ascent Holdings Ltd.		3,914,000	1,325
	Road King Infrastructure Ltd.	1,144,000	1,325
*	Microport Scientific Corp.	1,851,148	1,317
*	Digital Domain Holdings Ltd.	24,870,000	1,312
	China Harmony New Energy Auto Holding Ltd.	3,098,000	1,300
*	Convoy Global Holdings Ltd.	47,658,000	1,258
*,^ Macau Legend Development Ltd.		6,678,505	1,195
	Spring REIT	2,809,000	1,189
*,^ China Strategic Holdings Ltd.		61,425,000	1,155
^,2 Regina Miracle International Holdings Ltd.		1,488,000	1,147
	China Silver Group Ltd.	5,652,000	1,100
	China Aerospace International Holdings Ltd.	8,226,000	1,091
^	NewOcean Energy Holdings Ltd.	3,674,000	1,050
*,^ Huabao International Holdings Ltd.		1,719,000	1,005
*	Singamas Container Holdings Ltd.	5,948,000	972
*,^ China Ocean Industry Group Ltd.		40,610,000	972
^	Lee's Pharmaceutical Holdings Ltd.	1,004,000	970
	Liu Chong Hing Investment Ltd.	662,000	946
*	China Medical & HealthCare Group Ltd.	17,980,000	903
	TPV Technology Ltd.	3,224,000	872
*	NetMind Financial Holdings Ltd.	125,440,000	856
*,^ China LotSynergy Holdings Ltd.		28,660,000	855
*,^ New Sports Group Ltd.		92,250,000	830
^	CGN New Energy Holdings Co. Ltd.	5,162,000	825
*	13 Holdings Ltd.	2,947,500	815
	EVA Precision Industrial Holdings Ltd.	4,854,000	788
*,^ Honghua Group Ltd.		7,388,000	770
*	Mei Ah Entertainment Group Ltd.	12,840,000	768
^	Technovator International Ltd.	1,980,000	765
^	Vision Fame International Holding Ltd.	6,194,000	718
*,^ Emperor Watch & Jewellery Ltd.		15,950,000	709
^	Parkson Retail Group Ltd.	5,584,994	698
^	Shenwan Hongyuan HK Ltd.	1,625,000	695
*	Lifestyle China Group Ltd.	2,164,030	649
*	Anton Oilfield Services Group	5,468,000	648
*,^ Good Resources Holdings Ltd.		10,919,595	583
*	Xinchen China Power Holdings Ltd.	3,538,000	570
*	Tou Rong Chang Fu Group Ltd.	25,912,000	550
	Henderson Investment Ltd.	6,110,000	527
*,^ SOCAM Development Ltd.		1,702,000	500
	Kowloon Development Co. Ltd.	458,266	475
	AMVIG Holdings Ltd.	1,380,000	462
	Varitronix International Ltd.	1,021,000	461
*	Yanchang Petroleum International Ltd.	17,790,000	426
	Inspur International Ltd.	1,950,000	424
	Yip's Chemical Holdings Ltd.	958,000	414
*,^ Qianhai Health Holdings Ltd.		34,447,500	404
*	Peace Map Holding Ltd.	26,420,000	381
*,^ Suncorp Technologies Ltd.		51,860,000	374
*,^ China Huarong Energy Co. Ltd.		6,524,191	361
*,^ TOM Group Ltd.		1,412,000	331
*	New Focus Auto Tech Holdings Ltd.	6,176,000	302
*	New World Department Store China Ltd.	1,887,000	301
*	Trinity Ltd.	4,062,000	298
*,^ Sincere Watch Hong Kong Ltd.		12,270,000	298

*,^ China Healthwise Holdings Ltd.		11,514,000	293
*	Hong Kong Television Network Ltd.	1,511,000	280
*,^ Sunshine Oilsands Ltd.		7,261,500	276
*	Silver Base Group Holdings Ltd.	3,820,500	256
*	China Innovative Finance Group Ltd.	5,928,000	252
	Polytec Asset Holdings Ltd.	1,428,779	116
*,^ Auto Italia Holdings		6,025,000	91
			2,472,328
Ireland (0.2%)
	Kerry Group plc Class A	653,953	51,417
*	Bank of Ireland	123,280,217	30,839
	Kingspan Group plc	797,729	25,484
	Glanbia plc	792,152	15,311
*	Ryanair Holdings plc	443,706	6,874
	C&C Group plc	1,484,921	5,761
	Green REIT plc	2,994,060	4,349
	Hibernia REIT plc	2,983,902	3,961
	Origin Enterprises plc	538,651	3,830
	Irish Continental Group plc	679,405	3,592
*	Ryanair Holdings plc ADR	41,778	3,467
*	Permanent TSB Group Holdings plc	497,776	1,281
*	Irish Bank Resolution Corp. Ltd.	257,065	—
			156,166
Israel (0.5%)
	Teva Pharmaceutical Industries Ltd.	4,019,969	131,462
	Bank Hapoalim BM	4,510,871	27,490
*	Bank Leumi Le-Israel BM	5,860,479	25,873
	Nice Ltd.	245,908	16,694
	Bezeq The Israeli Telecommunication Corp. Ltd.	9,271,531	16,651
	Elbit Systems Ltd.	107,849	12,336
*	Israel Discount Bank Ltd. Class A	5,179,143	12,164
	Azrieli Group Ltd.	198,711	10,559
	Frutarom Industries Ltd.	169,059	9,449
	Mizrahi Tefahot Bank Ltd.	531,945	9,016
	Israel Chemicals Ltd.	2,036,688	8,637
*	Tower Semiconductor Ltd.	365,335	8,440
	Delek Group Ltd.	22,308	5,353
	Gazit-Globe Ltd.	410,415	4,233
	Alony Hetz Properties & Investments Ltd.	413,776	3,899
	Paz Oil Co. Ltd.	20,573	3,404
	First International Bank Of Israel Ltd.	207,650	3,378
	Melisron Ltd.	59,749	3,329
*	Airport City Ltd.	258,373	3,320
	Teva Pharmaceutical Industries Ltd. ADR	95,178	3,054
*	Mazor Robotics Ltd.	177,520	2,628
	Harel Insurance Investments & Financial Services Ltd.	481,733	2,540
	Strauss Group Ltd.	139,332	2,382
	Reit 1 Ltd.	714,147	2,373
	Amot Investments Ltd.	486,382	2,350
*	Cellcom Israel Ltd. (Registered)	216,493	2,244
*	Nova Measuring Instruments Ltd.	114,802	2,063
	Shikun & Binui Ltd.	849,793	2,060
*	Partner Communications Co. Ltd.	375,280	1,973
*	Israel Corp. Ltd.	9,710	1,813
*	Jerusalem Oil Exploration	35,574	1,809
	Oil Refineries Ltd.	4,517,637	1,787

	IDI Insurance Co. Ltd.	32,419	1,608
*	Jerusalem Economy Ltd.	639,837	1,498
	Shufersal Ltd.	271,770	1,317
	Migdal Insurance & Financial Holding Ltd.	1,354,023	1,308
*	Bayside Land Corp.	2,773	1,289
*	Clal Insurance Enterprises Holdings Ltd.	81,391	1,280
	Electra Ltd.	6,194	1,234
*	Phoenix Holdings Ltd.	304,308	1,218
	Big Shopping Centers Ltd.	16,592	1,172
	Formula Systems 1985 Ltd.	28,557	1,136
	Delek Automotive Systems Ltd.	123,879	1,129
*	Menora Mivtachim Holdings Ltd.	100,617	1,126
	Delta-Galil Industries Ltd.	40,983	1,117
*	Africa Israel Properties Ltd.	54,715	1,107
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	24,228	1,029
	B Communications Ltd.	47,022	946
*	Naphtha Israel Petroleum Corp. Ltd.	126,158	890
	Norstar Holdings Inc.	40,188	846
*	Ceragon Networks Ltd.	247,245	817
*	Kenon Holdings Ltd.	66,237	767
*	AudioCodes Ltd.	106,784	753
*	Gilat Satellite Networks Ltd.	142,835	716
*	Kamada Ltd.	101,369	705
*	Allot Communications Ltd.	134,631	639
*	Evogene Ltd.	97,330	517
*	Property & Building Corp. Ltd.	4,482	406
*	Delek Energy Systems Ltd.	675	351
*	Compugen Ltd.	46,645	198
			371,882
Italy (2.1%)
	Eni SPA	11,042,035	180,795
	Enel SPA	34,136,676	160,629
	Intesa Sanpaolo SPA (Registered)	53,956,402	146,768
*	UniCredit SPA	9,379,537	144,589
	Assicurazioni Generali SPA	5,653,647	89,702
	Atlantia SPA	2,393,080	61,732
*	Fiat Chrysler Automobiles NV	4,803,101	52,476
*	Telecom Italia SPA (Registered)	52,258,244	47,042
	Snam SPA	10,812,209	46,730
	Ferrari NV	593,641	44,245
	CNH Industrial NV	4,112,897	39,587
	Luxottica Group SPA	713,168	39,357
	Tenaris SA	2,113,497	36,548
	Terna Rete Elettrica Nazionale SPA	6,403,907	31,747
*	EXOR NV	504,974	26,111
	Prysmian SPA	958,188	25,332
*	Leonardo SPA	1,705,162	24,180
	Mediobanca SPA	2,495,986	22,505
*,^ Banco BPM SPA		6,769,084	20,090
	Telecom Italia SPA (Bearer)	25,374,684	18,526
	Recordati SPA	467,496	15,830
	Moncler SPA	721,802	15,812
	Davide Campari-Milano SPA	1,282,762	14,880
^	Unione di Banche Italiane SPA	3,825,348	14,631
2	Poste Italiane SPA	2,053,847	13,680
	FinecoBank Banca Fineco SPA	1,795,422	12,210
*	Saipem SPA	25,903,609	11,765

	BPER Banca	2,165,132	10,809
	Intesa Sanpaolo SPA	4,221,789	10,738
	A2A SPA	7,035,223	10,627
*	Italgas SPA	2,220,949	9,732
	UnipolSai Assicurazioni SPA	4,346,942	9,602
	Hera SPA	3,345,339	9,293
	Brembo SPA	123,209	9,115
	Interpump Group SPA	391,445	9,096
	Unipol Gruppo Finanziario SPA	2,199,312	9,082
^	Azimut Holding SPA	515,730	8,956
^	Salvatore Ferragamo SPA	282,103	8,445
	Banca Mediolanum SPA	1,152,455	8,432
	Cerved Information Solutions SPA	864,160	8,352
	Buzzi Unicem SPA	310,736	7,943
	De' Longhi SPA	258,173	7,506
	DiaSorin SPA	107,432	7,246
	Banca Popolare di Sondrio SCPA	2,052,421	7,082
^	Mediaset SPA	1,611,143	6,654
	Banca Generali SPA	254,051	6,640
*,^ Yoox Net-A-Porter Group SPA		267,107	6,349
	Societa Cattolica di Assicurazioni SCRL	790,290	6,324
2	Anima Holding SPA	1,016,932	6,071
	Autogrill SPA	595,740	5,914
2	Infrastrutture Wireless Italiane SPA	1,060,086	5,585
	Industria Macchine Automatiche SPA	66,271	5,396
	Ansaldo STS SPA	376,634	4,946
	Tod's SPA	57,555	4,501
*,2 Enav SPA		1,088,526	4,421
	Iren SPA	2,126,828	4,414
	Ei Towers SPA	72,647	4,085
	Amplifon SPA	335,640	4,042
	Buzzi Unicem SPA RSP	271,720	3,925
^	Saras SPA	1,937,215	3,699
*	Banca IFIS SPA	85,264	3,266
2	OVS SPA	524,401	3,255
	MARR SPA	138,625	2,997
	Beni Stabili SpA SIIQ	4,667,730	2,923
	Brunello Cucinelli SPA	121,890	2,900
	Reply SPA	18,149	2,869
	Societa Iniziative Autostradali e Servizi SPA	299,500	2,859
	ACEA SPA	210,073	2,856
	ERG SPA	216,136	2,721
	Danieli & C Officine Meccaniche SPA RSP	154,015	2,552
*,2 Technogym SPA		349,607	2,333
	Credito Emiliano SPA	335,048	2,301
	Salini Impregilo SPA	684,423	2,274
	Datalogic SPA	86,867	2,232
	ASTM SPA	148,543	2,228
2	RAI Way SPA	402,633	2,103
	CIR-Compagnie Industriali Riunite SPA	1,349,422	2,058
	Italmobiliare SPA	35,730	1,989
*	Banca Monte dei Paschi di Siena SPA	113,709	1,829
	Danieli & C Officine Meccaniche SPA	68,708	1,609
*,^ Credito Valtellinese SPA		418,439	1,577
*	Fincantieri SPA	1,959,429	1,480
	Piaggio & C SPA	693,880	1,381
	Cairo Communication SPA	285,256	1,352

	Immobiliare Grande Distribuzione SIIQ SPA	1,495,640	1,308
	Astaldi SPA	187,849	1,254
	Cementir Holding SPA	207,332	1,118
*	Arnoldo Mondadori Editore SPA	536,425	1,049
	Zignago Vetro SPA	134,752	1,032
*	Juventus Football Club SPA	1,812,255	929
	Esprinet SPA	104,837	888
*,^ Safilo Group SPA		124,994	888
	Cofide SPA	1,305,580	876
^	Geox SPA	323,779	814
*,^ Banca Carige SPA		2,804,245	799
	DeA Capital SPA	378,098	631
*,^ Rizzoli Corriere Della Sera Mediagroup SPA		488,250	615
*	Gruppo Editoriale L'Espresso SPA	636,218	567
			1,661,233
Japan (21.1%)
	Toyota Motor Corp.	12,256,670	665,266
	Mitsubishi UFJ Financial Group Inc.	60,352,017	380,167
	SoftBank Group Corp.	3,862,052	273,878
	Honda Motor Co. Ltd.	8,020,793	242,140
	KDDI Corp.	8,290,222	218,039
	Sumitomo Mitsui Financial Group Inc.	5,827,694	212,121
	Mizuho Financial Group Inc.	113,528,557	208,390
	Sony Corp.	5,634,648	190,161
	FANUC Corp.	874,943	180,126
	Japan Tobacco Inc.	5,374,670	174,932
	Keyence Corp.	416,266	166,995
	Takeda Pharmaceutical Co. Ltd.	3,427,454	161,355
	Shin-Etsu Chemical Co. Ltd.	1,847,870	160,616
	Canon Inc.	4,691,253	146,502
	East Japan Railway Co.	1,672,955	146,085
	Seven & i Holdings Co. Ltd.	3,485,988	136,942
	NTT DOCOMO Inc.	5,807,653	135,622
	Tokio Marine Holdings Inc.	3,150,443	133,151
	Central Japan Railway Co.	811,517	132,553
	Mitsubishi Electric Corp.	8,931,222	128,684
	Mitsubishi Corp.	5,764,512	124,932
	Astellas Pharma Inc.	9,350,456	123,322
	Kao Corp.	2,215,563	121,671
	Murata Manufacturing Co. Ltd.	853,995	121,665
	Daikin Industries Ltd.	1,196,094	120,612
	Bridgestone Corp.	2,878,593	116,851
	Hitachi Ltd.	20,775,638	112,807
	Nintendo Co. Ltd.	483,807	112,262
	Komatsu Ltd.	4,228,495	110,758
	Panasonic Corp.	9,661,516	109,341
	Mitsui & Co. Ltd.	7,521,762	109,231
	Nidec Corp.	1,089,488	104,051
	Fuji Heavy Industries Ltd.	2,745,336	100,694
	Denso Corp.	2,226,284	98,228
	Mitsubishi Estate Co. Ltd.	5,268,850	96,034
	Nomura Holdings Inc.	15,051,310	93,173
	Dai-ichi Life Holdings Inc.	5,131,030	91,842
	ITOCHU Corp.	6,417,773	91,366
	Mitsui Fudosan Co. Ltd.	4,265,910	91,085
	ORIX Corp.	5,881,971	87,303
	Otsuka Holdings Co. Ltd.	1,895,910	85,810

Nissan Motor Co. Ltd.	8,783,389	84,693
Hoya Corp.	1,734,464	83,793
Daiwa House Industry Co. Ltd.	2,894,079	83,187
Nippon Steel & Sumitomo Metal Corp.	3,519,807	81,319
Tokyo Electron Ltd.	724,408	79,306
SMC Corp.	265,342	78,665
Kyocera Corp.	1,402,713	78,366
Suzuki Motor Corp.	1,843,819	76,581
Kubota Corp.	5,035,101	75,896
Recruit Holdings Co. Ltd.	1,457,354	74,537
Fast Retailing Co. Ltd.	232,592	73,193
MS&AD Insurance Group Holdings Inc.	2,291,090	73,179
Kirin Holdings Co. Ltd.	3,740,233	70,752
JX Holdings Inc.	14,150,834	69,672
FUJIFILM Holdings Corp.	1,750,231	68,605
Sumitomo Corp.	4,998,662	67,436
Shionogi & Co. Ltd.	1,298,492	67,220
Daiichi Sankyo Co. Ltd.	2,906,052	65,564
Asahi Group Holdings Ltd.	1,701,741	64,435
Secom Co. Ltd.	867,752	62,354
Eisai Co. Ltd.	1,190,841	61,843
Toray Industries Inc.	6,832,937	60,814
Sompo Holdings Inc.	1,639,388	60,229
Sumitomo Mitsui Trust Holdings Inc.	1,694,219	58,708
Sumitomo Electric Industries Ltd.	3,365,449	55,945
Asahi Kasei Corp.	5,644,269	54,842
Dentsu Inc.	1,004,049	54,682
Fujitsu Ltd.	8,770,158	53,835
West Japan Railway Co.	824,060	53,740
Nitto Denko Corp.	693,651	53,661
Resona Holdings Inc.	9,741,599	52,370
Shimano Inc.	356,570	52,226
Mitsubishi Heavy Industries Ltd.	12,911,184	51,951
MEIJI Holdings Co. Ltd.	618,406	51,602
Sumitomo Realty & Development Co. Ltd.	1,943,759	50,484
Oriental Land Co. Ltd.	867,261	49,854
Olympus Corp.	1,264,523	48,806
Terumo Corp.	1,378,420	47,918
Shiseido Co. Ltd.	1,765,326	46,465
Daiwa Securities Group Inc.	7,614,034	46,457
Nippon Telegraph & Telephone Corp.	1,082,801	46,293
Mitsubishi Chemical Holdings Corp.	5,846,101	45,389
Aeon Co. Ltd.	3,097,504	45,355
Daito Trust Construction Co. Ltd.	328,801	45,209
Ajinomoto Co. Inc.	2,274,393	45,003
Sekisui House Ltd.	2,599,396	42,861
Marubeni Corp.	6,918,422	42,735
Tokyo Gas Co. Ltd.	9,339,778	42,656
Chubu Electric Power Co. Inc.	3,167,184	42,545
Nitori Holdings Co. Ltd.	333,837	42,397
Ono Pharmaceutical Co. Ltd.	2,038,515	42,274
Unicharm Corp.	1,736,221	41,726
Aisin Seiki Co. Ltd.	841,105	41,426
Inpex Corp.	4,134,196	40,767
Kansai Electric Power Co. Inc.	3,264,667	40,171
T&D Holdings Inc.	2,756,567	39,955
JFE Holdings Inc.	2,302,850	39,608

	Sysmex Corp.	647,151	39,373
	Omron Corp.	880,041	38,668
	Sumitomo Chemical Co. Ltd.	6,839,055	38,306
	Makita Corp.	1,088,582	38,178
	Rakuten Inc.	3,757,925	37,758
*,^ Toshiba Corp.		17,059,646	36,772
	Mazda Motor Corp.	2,539,318	36,655
	Toyota Industries Corp.	725,676	36,099
	Japan Exchange Group Inc.	2,462,780	35,130
	Taisei Corp.	4,786,057	35,001
	Asahi Glass Co. Ltd.	4,269,357	34,640
	Chugai Pharmaceutical Co. Ltd.	988,727	34,035
	TDK Corp.	533,605	33,881
	Osaka Gas Co. Ltd.	8,853,358	33,758
	Hankyu Hanshin Holdings Inc.	1,024,109	33,418
	Yamato Holdings Co. Ltd.	1,593,203	33,384
	Isuzu Motors Ltd.	2,435,739	32,260
	Tokyu Corp.	4,447,809	31,602
	Sumitomo Metal Mining Co. Ltd.	2,172,199	31,065
	Toyota Tsusho Corp.	1,014,297	30,787
	Yamaha Motor Co. Ltd.	1,251,770	30,139
	LIXIL Group Corp.	1,166,020	29,635
	Dai Nippon Printing Co. Ltd.	2,737,230	29,621
	Kintetsu Group Holdings Co. Ltd.	8,097,553	29,275
	NSK Ltd.	2,036,959	29,180
	Tohoku Electric Power Co. Inc.	2,142,284	29,100
	Obayashi Corp.	3,031,591	28,427
*,^ Sharp Corp.		6,652,168	27,983
	NEC Corp.	11,553,604	27,891
	NTT Data Corp.	586,530	27,852
	Sekisui Chemical Co. Ltd.	1,633,347	27,535
*	Tokyo Electric Power Co. Holdings Inc.	6,979,443	27,358
	NGK Insulators Ltd.	1,193,898	27,085
^	Yahoo Japan Corp.	5,837,254	27,064
	Odakyu Electric Railway Co. Ltd.	1,379,538	26,905
	Kajima Corp.	4,094,117	26,780
	Koito Manufacturing Co. Ltd.	509,205	26,539
	Rohm Co. Ltd.	398,450	26,527
	Seiko Epson Corp.	1,247,456	26,320
	Bandai Namco Holdings Inc.	874,710	26,220
	Japan Post Holdings Co. Ltd.	2,027,343	25,494
	Yakult Honsha Co. Ltd.	457,933	25,486
	MINEBEA MITSUMI Inc.	1,886,703	25,226
	Ricoh Co. Ltd.	3,035,660	25,041
	Keikyu Corp.	2,267,268	24,942
	Concordia Financial Group Ltd.	5,309,620	24,616
	TOTO Ltd.	647,925	24,510
	Suntory Beverage & Food Ltd.	573,644	24,234
	Nippon Paint Holdings Co. Ltd.	692,801	24,197
	Toppan Printing Co. Ltd.	2,364,927	24,172
	Kuraray Co. Ltd.	1,573,829	23,942
	Alps Electric Co. Ltd.	842,198	23,880
	Santen Pharmaceutical Co. Ltd.	1,629,520	23,669
	Ryohin Keikaku Co. Ltd.	105,477	23,187
	Shimizu Corp.	2,579,999	23,168
	NH Foods Ltd.	856,245	23,003
	Kikkoman Corp.	769,340	22,993

Tobu Railway Co. Ltd.	4,519,988	22,957
Nikon Corp.	1,579,315	22,950
Japan Post Bank Co. Ltd.	1,843,174	22,885
Tosoh Corp.	2,593,791	22,822
Trend Micro Inc.	508,564	22,636
Kyushu Electric Power Co. Inc.	2,093,017	22,366
M3 Inc.	896,132	22,334
Brother Industries Ltd.	1,061,235	22,193
Kyushu Railway Co.	716,459	22,041
MISUMI Group Inc.	1,206,543	21,904
FamilyMart UNY Holdings Co. Ltd.	363,154	21,668
Mitsubishi Tanabe Pharma Corp.	1,010,291	21,094
Keio Corp.	2,607,677	20,716
Yamaha Corp.	748,336	20,703
Lion Corp.	1,120,270	20,190
Yaskawa Electric Corp.	1,000,141	20,141
Mitsui Chemicals Inc.	4,063,760	20,133
Kawasaki Heavy Industries Ltd.	6,539,877	19,867
NGK Spark Plug Co. Ltd.	851,337	19,522
Hirose Electric Co. Ltd.	140,800	19,506
Stanley Electric Co. Ltd.	676,252	19,334
Aozora Bank Ltd.	5,210,328	19,235
Shizuoka Bank Ltd.	2,356,363	19,216
Chiba Bank Ltd.	2,981,418	19,184
Hoshizaki Corp.	240,427	19,004
Shimadzu Corp.	1,187,139	18,893
Hisamitsu Pharmaceutical Co. Inc.	327,541	18,753
Seibu Holdings Inc.	1,130,272	18,697
Nissan Chemical Industries Ltd.	639,573	18,658
Kansai Paint Co. Ltd.	870,430	18,576
* IHI Corp.	5,866,533	18,557
Oji Holdings Corp.	3,945,002	18,501
Don Quijote Holdings Co. Ltd.	530,618	18,469
^ Nagoya Railroad Co. Ltd.	4,079,821	18,399
Kyowa Hakko Kirin Co. Ltd.	1,156,655	18,379
Disco Corp.	120,343	18,376
Taiheiyo Cement Corp.	5,464,210	18,336
Mebuki Financial Group Inc.	4,574,427	18,279
Konica Minolta Inc.	2,029,340	18,202
Nomura Research Institute Ltd.	488,732	18,017
Konami Holdings Corp.	423,928	18,006
Sumitomo Heavy Industries Ltd.	2,569,358	17,963
Nisshin Seifun Group Inc.	1,199,963	17,939
Isetan Mitsukoshi Holdings Ltd.	1,616,212	17,764
Start Today Co. Ltd.	794,457	17,656
Mitsubishi Gas Chemical Co. Inc.	842,942	17,557
Nissin Foods Holdings Co. Ltd.	314,738	17,485
Electric Power Development Co. Ltd.	740,266	17,395
Yokogawa Electric Corp.	1,098,306	17,321
Mitsubishi Materials Corp.	565,923	17,177
JGC Corp.	982,496	17,111
Hamamatsu Photonics KK	590,315	17,038
Taisho Pharmaceutical Holdings Co. Ltd.	208,892	17,009
Nippon Express Co. Ltd.	3,294,290	16,957
Amada Holdings Co. Ltd.	1,469,841	16,825
Mitsubishi Motors Corp.	2,785,257	16,708
J Front Retailing Co. Ltd.	1,112,138	16,520

USS Co. Ltd.	981,790	16,443
Suruga Bank Ltd.	778,898	16,440
Daicel Corp.	1,347,845	16,276
Sumco Corp.	964,170	16,106
Mitsui OSK Lines Ltd.	5,096,892	16,018
ANA Holdings Inc.	5,220,353	15,966
^ Yamada Denki Co. Ltd.	3,192,954	15,962
Idemitsu Kosan Co. Ltd.	454,177	15,810
JTEKT Corp.	1,016,029	15,806
Pigeon Corp.	490,903	15,752
Fuji Electric Co. Ltd.	2,596,435	15,462
* Nippon Yusen KK	7,262,997	15,334
Toyo Suisan Kaisha Ltd.	407,402	15,199
Hulic Co. Ltd.	1,595,437	15,060
Teijin Ltd.	795,175	15,015
Lawson Inc.	218,293	14,843
Toho Gas Co. Ltd.	2,081,875	14,766
Keisei Electric Railway Co. Ltd.	634,111	14,760
Hino Motors Ltd.	1,209,983	14,670
Advantest Corp.	783,083	14,635
Kewpie Corp.	513,113	14,588
Obic Co. Ltd.	304,913	14,567
Tsuruha Holdings Inc.	156,825	14,545
^ Chugoku Electric Power Co. Inc.	1,304,134	14,469
Ebara Corp.	440,727	14,417
Temp Holdings Co. Ltd.	767,169	14,384
JSR Corp.	847,139	14,334
Fukuoka Financial Group Inc.	3,269,597	14,202
Nabtesco Corp.	529,928	14,101
Alfresa Holdings Corp.	805,075	13,995
Sojitz Corp.	5,522,929	13,879
Rinnai Corp.	173,444	13,817
Shinsei Bank Ltd.	7,470,114	13,765
Keihan Holdings Co. Ltd.	2,245,734	13,757
Sumitomo Rubber Industries Ltd.	804,179	13,721
Haseko Corp.	1,261,372	13,675
Kobayashi Pharmaceutical Co. Ltd.	280,942	13,646
Casio Computer Co. Ltd.	977,446	13,628
Toho Co. Ltd.	511,485	13,576
SCREEN Holdings Co. Ltd.	183,967	13,575
Mabuchi Motor Co. Ltd.	239,841	13,539
DIC Corp.	365,087	13,500
THK Co. Ltd.	519,284	13,100
Marui Group Co. Ltd.	960,739	13,091
Credit Saison Co. Ltd.	729,773	13,078
Hitachi Chemical Co. Ltd.	462,924	12,859
Air Water Inc.	690,849	12,774
CyberAgent Inc.	430,098	12,753
Hakuhodo DY Holdings Inc.	1,071,904	12,750
Shimamura Co. Ltd.	96,065	12,735
Otsuka Corp.	234,056	12,718
Asics Corp.	790,296	12,716
Tokyu Fudosan Holdings Corp.	2,326,377	12,662
Kurita Water Industries Ltd.	517,602	12,569
Sony Financial Holdings Inc.	780,727	12,538
Hitachi Metals Ltd.	890,541	12,526
Tokyo Tatemono Co. Ltd.	928,976	12,282

*	Kobe Steel Ltd.	1,337,457	12,238
	Nichirei Corp.	491,461	12,189
	NOK Corp.	519,003	12,123
	Park24 Co. Ltd.	460,745	12,106
	Nankai Electric Railway Co. Ltd.	2,478,069	12,082
	Bank of Kyoto Ltd.	1,651,140	12,052
	SBI Holdings Inc.	862,489	12,052
	Sega Sammy Holdings Inc.	895,665	12,047
	Suzuken Co. Ltd.	364,806	11,988
	Hitachi High-Technologies Corp.	292,685	11,956
	Nippon Shinyaku Co. Ltd.	233,734	11,936
	Yamazaki Baking Co. Ltd.	577,921	11,899
	Sumitomo Dainippon Pharma Co. Ltd.	713,588	11,808
	Toyo Seikan Group Holdings Ltd.	719,635	11,710
	Hitachi Construction Machinery Co. Ltd.	467,548	11,699
	Kose Corp.	128,622	11,689
	Sohgo Security Services Co. Ltd.	309,713	11,601
	Nippon Electric Glass Co. Ltd.	1,902,400	11,524
	Ezaki Glico Co. Ltd.	236,269	11,491
^	Calbee Inc.	336,046	11,478
	Chugoku Bank Ltd.	785,622	11,466
	Takashimaya Co. Ltd.	1,300,349	11,398
	Hiroshima Bank Ltd.	2,656,451	11,298
	MediPal Holdings Corp.	710,312	11,161
	Ube Industries Ltd.	4,823,060	10,892
	Miraca Holdings Inc.	236,390	10,854
	Yamaguchi Financial Group Inc.	991,252	10,753
	Kyushu Financial Group Inc.	1,736,720	10,637
	Hachijuni Bank Ltd.	1,877,234	10,593
	Denka Co. Ltd.	2,031,641	10,567
	Daifuku Co. Ltd.	418,700	10,472
	Showa Denko KK	585,308	10,447
	Ulvac Inc.	221,200	10,339
	Gunma Bank Ltd.	1,953,993	10,194
	Nippon Shokubai Co. Ltd.	149,191	10,181
*,^ Kawasaki Kisen Kaisha Ltd.		3,808,981	10,154
	Square Enix Holdings Co. Ltd.	355,166	10,082
	Nippon Kayaku Co. Ltd.	741,139	10,071
	Furukawa Electric Co. Ltd.	278,250	10,010
	Benesse Holdings Inc.	319,716	10,008
	Iida Group Holdings Co. Ltd.	647,350	9,962
	AEON Financial Service Co. Ltd.	525,297	9,919
	Mitsubishi UFJ Lease & Finance Co. Ltd.	1,971,819	9,854
^	Seven Bank Ltd.	3,007,502	9,849
	Azbil Corp.	291,501	9,818
	Sundrug Co. Ltd.	291,690	9,814
	Hikari Tsushin Inc.	100,403	9,803
	NTN Corp.	1,959,557	9,783
	Nexon Co. Ltd.	613,437	9,755
	Nifco Inc.	192,930	9,696
	DeNA Co. Ltd.	473,765	9,645
	Horiba Ltd.	177,400	9,540
	Kaneka Corp.	1,269,336	9,494
	Yokohama Rubber Co. Ltd.	481,566	9,438
	Ito En Ltd.	257,760	9,424
^	Coca-Cola West Co. Ltd.	291,483	9,418
	Tsumura & Co.	298,675	9,388

	Nihon M&A Center Inc.	285,100	9,303
	Asahi Intecc Co. Ltd.	223,291	9,292
	Kaken Pharmaceutical Co. Ltd.	163,511	9,257
	Sumitomo Forestry Co. Ltd.	605,291	9,226
	TIS Inc.	361,000	9,224
	Kagome Co. Ltd.	352,033	9,167
	Hokuhoku Financial Group Inc.	575,303	9,032
	Fujikura Ltd.	1,244,859	8,981
	COMSYS Holdings Corp.	500,460	8,976
	Showa Shell Sekiyu KK	865,686	8,785
*,^ PeptiDream Inc.		185,500	8,760
	Takara Holdings Inc.	804,913	8,705
	Sanwa Holdings Corp.	926,533	8,697
	Nomura Real Estate Holdings Inc.	543,848	8,679
	Toyoda Gosei Co. Ltd.	338,397	8,631
	Matsumotokiyoshi Holdings Co. Ltd.	180,933	8,619
	Kakaku.com Inc.	625,162	8,534
	Aeon Mall Co. Ltd.	536,694	8,468
	Morinaga & Co. Ltd.	190,200	8,444
	Mitsui Mining & Smelting Co. Ltd.	2,480,975	8,444
	Oracle Corp. Japan	146,495	8,398
	GS Yuasa Corp.	1,797,873	8,393
	Kinden Corp.	599,204	8,391
	Iyo Bank Ltd.	1,241,441	8,377
	Rohto Pharmaceutical Co. Ltd.	445,991	8,374
	Sotetsu Holdings Inc.	1,792,352	8,332
	Topcon Corp.	464,242	8,316
	Glory Ltd.	252,712	8,309
	Sawai Pharmaceutical Co. Ltd.	151,107	8,204
	Mitsubishi Logistics Corp.	593,330	8,191
	Izumi Co. Ltd.	181,593	8,155
^	MonotaRO Co. Ltd.	263,017	8,151
	NHK Spring Co. Ltd.	734,379	8,131
	Coca-Cola East Japan Co. Ltd.	336,178	8,099
	Musashino Bank Ltd.	272,580	8,080
	Kamigumi Co. Ltd.	932,285	8,080
	Toyo Tire & Rubber Co. Ltd.	446,400	8,038
	Maruichi Steel Tube Ltd.	281,291	8,028
^	Pola Orbis Holdings Inc.	329,080	7,951
	Nippon Paper Industries Co. Ltd.	440,293	7,926
	Citizen Watch Co. Ltd.	1,231,625	7,898
	Zenkoku Hosho Co. Ltd.	229,529	7,841
	Sankyo Co. Ltd.	233,308	7,815
	Daido Steel Co. Ltd.	1,625,801	7,788
	SCSK Corp.	195,828	7,777
	Daiichikosho Co. Ltd.	192,400	7,746
	Sapporo Holdings Ltd.	285,999	7,732
	Nipro Corp.	546,809	7,722
	Sugi Holdings Co. Ltd.	167,611	7,702
	Shikoku Electric Power Co. Inc.	698,447	7,694
	Seino Holdings Co. Ltd.	681,096	7,670
	Skylark Co. Ltd.	520,513	7,631
	Taiyo Nippon Sanso Corp.	649,107	7,598
^	Hokuriku Electric Power Co.	774,633	7,535
	Relo Group Inc.	453,000	7,532
	Nihon Kohden Corp.	333,961	7,497
	Cosmos Pharmaceutical Corp.	38,107	7,461

	Nishi-Nippon Railroad Co. Ltd.	1,763,654	7,455
	Aoyama Trading Co. Ltd.	215,609	7,415
^	Japan Airport Terminal Co. Ltd.	212,220	7,404
*	Tokuyama Corp.	1,527,000	7,393
	Ibiden Co. Ltd.	474,757	7,391
	House Foods Group Inc.	337,877	7,381
	Dowa Holdings Co. Ltd.	1,024,751	7,373
	Miura Co. Ltd.	455,400	7,340
	Nagase & Co. Ltd.	523,931	7,321
	Zeon Corp.	640,501	7,318
	Tokyo Century Corp.	212,774	7,254
	Sumitomo Osaka Cement Co. Ltd.	1,735,344	7,237
	77 Bank Ltd.	1,667,965	7,236
	Nishi-Nippon Financial Holdings Inc.	716,468	7,205
*	Acom Co. Ltd.	1,779,248	7,122
	Toyobo Co. Ltd.	4,014,368	6,981
	Japan Post Insurance Co. Ltd.	303,994	6,968
	OKUMA Corp.	659,525	6,927
	DMG Mori Co. Ltd.	441,588	6,924
	Zensho Holdings Co. Ltd.	410,100	6,882
	Hyakugo Bank Ltd.	1,723,585	6,882
^	OSG Corp.	333,278	6,816
	Toagosei Co. Ltd.	591,800	6,767
	Ushio Inc.	532,633	6,746
*,^ LINE Corp.		174,958	6,743
	K's Holdings Corp.	364,890	6,712
	ADEKA Corp.	456,000	6,663
	Morinaga Milk Industry Co. Ltd.	890,000	6,626
	Toyota Boshoku Corp.	284,588	6,619
	Wacoal Holdings Corp.	534,229	6,600
	Sankyu Inc.	1,080,000	6,569
	NOF Corp.	614,000	6,532
	TechnoPro Holdings Inc.	166,200	6,437
^	H2O Retailing Corp.	398,787	6,410
	Taiyo Yuden Co. Ltd.	503,721	6,390
	Bic Camera Inc.	691,443	6,358
	ABC-Mart Inc.	108,372	6,352
	Penta-Ocean Construction Co. Ltd.	1,301,200	6,297
	Aica Kogyo Co. Ltd.	238,000	6,293
	TS Tech Co. Ltd.	232,778	6,272
	Amano Corp.	313,000	6,261
	Itochu Techno-Solutions Corp.	211,909	6,253
	Welcia Holdings Co. Ltd.	222,440	6,231
^	Shiga Bank Ltd.	1,200,393	6,160
	Hokkaido Electric Power Co. Inc.	804,692	6,096
	Toda Corp.	1,008,647	6,080
	Tadano Ltd.	518,028	6,074
	Tsubakimoto Chain Co.	721,000	6,032
	Daishi Bank Ltd.	1,511,447	6,003
	Japan Airlines Co. Ltd.	188,617	5,989
	Tokyo Ohka Kogyo Co. Ltd.	179,500	5,974
	Nishimatsu Construction Co. Ltd.	1,212,000	5,969
	Kyowa Exeo Corp.	408,800	5,935
	Ain Holdings Inc.	87,400	5,901
	Nippon Suisan Kaisha Ltd.	1,172,400	5,856
	Nanto Bank Ltd.	159,735	5,854
	Kuroda Electric Co. Ltd.	268,200	5,850

Heiwa Corp.	233,836	5,828
Nisshinbo Holdings Inc.	576,771	5,785
Juroku Bank Ltd.	1,790,158	5,783
Iwatani Corp.	979,000	5,707
Hanwa Co. Ltd.	800,000	5,696
Pilot Corp.	138,600	5,688
Leopalace21 Corp.	1,098,700	5,676
Itoham Yonekyu Holdings Inc.	604,505	5,664
Oki Electric Industry Co. Ltd.	391,000	5,634
Tokyo Seimitsu Co. Ltd.	178,400	5,633
San-In Godo Bank Ltd.	700,286	5,622
Okumura Corp.	915,000	5,573
Nippon Gas Co. Ltd.	190,300	5,560
Hazama Ando Corp.	824,900	5,552
Tokai Tokyo Financial Holdings Inc.	1,061,335	5,536
Rengo Co. Ltd.	949,714	5,501
Awa Bank Ltd.	861,045	5,462
Nippon Light Metal Holdings Co. Ltd.	2,469,700	5,451
Nihon Parkerizing Co. Ltd.	438,500	5,447
Resorttrust Inc.	301,888	5,324
Mitsui Engineering & Shipbuilding Co. Ltd.	3,412,451	5,298
Shimachu Co. Ltd.	215,478	5,260
Nikkon Holdings Co. Ltd.	242,300	5,190
Ship Healthcare Holdings Inc.	193,400	5,166
Ogaki Kyoritsu Bank Ltd.	1,724,000	5,137
Sangetsu Corp.	306,500	5,136
Inabata & Co. Ltd.	417,900	5,115
Cosmo Energy Holdings Co. Ltd.	293,694	5,063
Senshu Ikeda Holdings Inc.	1,220,990	5,051
Megmilk Snow Brand Co. Ltd.	181,900	5,015
Hitachi Kokusai Electric Inc.	217,700	5,006
^ Sanrio Co. Ltd.	271,566	5,000
Mitsubishi Pencil Co. Ltd.	99,000	4,980
Nichias Corp.	493,000	4,965
Kokuyo Co. Ltd.	382,700	4,948
Maeda Corp.	557,000	4,938
Toho Holdings Co. Ltd.	234,800	4,928
Fujitsu General Ltd.	248,000	4,927
North Pacific Bank Ltd.	1,286,517	4,880
Keiyo Bank Ltd.	1,121,367	4,858
Lintec Corp.	226,647	4,840
Jafco Co. Ltd.	143,570	4,830
Meitec Corp.	118,800	4,830
Shochiku Co. Ltd.	409,502	4,830
Ariake Japan Co. Ltd.	76,500	4,825
Kiyo Bank Ltd.	312,100	4,793
SHO-BOND Holdings Co. Ltd.	107,700	4,742
Shima Seiki Manufacturing Ltd.	125,700	4,741
Topre Corp.	181,600	4,739
Maruha Nichiro Corp.	154,200	4,684
FP Corp.	99,362	4,647
Anritsu Corp.	607,870	4,610
Fuji Machine Manufacturing Co. Ltd.	350,300	4,604
Fuji Oil Holdings Inc.	196,300	4,604
Kyudenko Corp.	168,700	4,599
Hitachi Capital Corp.	189,396	4,591
KYORIN Holdings Inc.	214,489	4,538

	Japan Steel Works Ltd.	279,327	4,512
^	Orient Corp.	2,482,830	4,498
	Mochida Pharmaceutical Co. Ltd.	60,308	4,485
	Maeda Road Construction Co. Ltd.	252,614	4,475
	Hitachi Zosen Corp.	782,000	4,464
	Toyo Ink SC Holdings Co. Ltd.	924,000	4,455
	Duskin Co. Ltd.	203,600	4,446
	Tokai Rika Co. Ltd.	218,992	4,421
	Hokkoku Bank Ltd.	1,162,399	4,419
^	Colowide Co. Ltd.	262,500	4,405
	Sakata Seed Corp.	139,900	4,396
	KYB Corp.	841,218	4,384
^	Chiyoda Corp.	672,539	4,350
	Inaba Denki Sangyo Co. Ltd.	119,500	4,288
	Kenedix Inc.	1,073,200	4,277
	Nippo Corp.	224,884	4,275
	Sumitomo Bakelite Co. Ltd.	701,000	4,237
	Okasan Securities Group Inc.	693,284	4,233
	Nippon Seiki Co. Ltd.	196,000	4,223
	Hokuetsu Kishu Paper Co. Ltd.	602,300	4,210
	Autobacs Seven Co. Ltd.	282,454	4,198
	Valor Holdings Co. Ltd.	175,400	4,150
	NTT Urban Development Corp.	475,431	4,147
	Yamato Kogyo Co. Ltd.	159,731	4,132
^	Fukuyama Transporting Co. Ltd.	687,928	4,128
	Nachi-Fujikoshi Corp.	801,000	4,121
	Kandenko Co. Ltd.	458,711	4,107
	Nihon Unisys Ltd.	298,900	4,090
	Fuyo General Lease Co. Ltd.	91,000	4,086
^	Yoshinoya Holdings Co. Ltd.	280,100	4,074
	Exedy Corp.	141,443	4,051
	Kumagai Gumi Co. Ltd.	1,539,000	4,023
	Koei Tecmo Holdings Co. Ltd.	211,600	4,019
	Takasago Thermal Engineering Co. Ltd.	284,500	4,013
^	Daio Paper Corp.	312,600	3,999
	Tokyo Dome Corp.	430,000	3,998
	Fuji Seal International Inc.	184,000	3,987
	Trusco Nakayama Corp.	170,500	3,962
	TPR Co. Ltd.	119,700	3,933
	Canon Marketing Japan Inc.	197,342	3,930
	Capcom Co. Ltd.	200,284	3,928
	Hitachi Transport System Ltd.	188,636	3,920
	Hyakujushi Bank Ltd.	1,148,958	3,890
	PALTAC Corp.	139,000	3,876
	Kissei Pharmaceutical Co. Ltd.	147,489	3,875
	Joyful Honda Co. Ltd.	115,400	3,857
	Ryosan Co. Ltd.	126,900	3,825
	Central Glass Co. Ltd.	877,000	3,741
*,^ Aiful Corp.		1,269,761	3,738
	Mandom Corp.	79,400	3,737
	Arcs Co. Ltd.	156,100	3,735
	Fujitec Co. Ltd.	338,300	3,728
	GungHo Online Entertainment Inc.	1,650,300	3,684
	Tokai Carbon Co. Ltd.	843,100	3,684
	Ai Holdings Corp.	154,500	3,682
^	Nissha Printing Co. Ltd.	153,100	3,640
	Tomy Co. Ltd.	361,700	3,625

	DCM Holdings Co. Ltd.	391,900	3,624
	Bank of Okinawa Ltd.	94,020	3,600
	Sumitomo Mitsui Construction Co. Ltd.	3,289,200	3,577
	San-A Co. Ltd.	78,400	3,573
	Yaoko Co. Ltd.	93,500	3,570
^	GMO Payment Gateway Inc.	71,600	3,567
*,^ Japan Display Inc.		1,522,897	3,564
	cocokara fine Inc.	81,700	3,554
	Nichiha Corp.	120,600	3,554
	HIS Co. Ltd.	150,771	3,534
	Nitto Boseki Co. Ltd.	708,000	3,529
	Matsui Securities Co. Ltd.	450,052	3,527
	Makino Milling Machine Co. Ltd.	405,000	3,519
	Totetsu Kogyo Co. Ltd.	122,200	3,518
	NSD Co. Ltd.	241,400	3,493
	Tokyo Steel Manufacturing Co. Ltd.	413,800	3,488
	Asatsu-DK Inc.	137,040	3,486
	Onward Holdings Co. Ltd.	506,049	3,477
	Okamoto Industries Inc.	324,000	3,470
	United Arrows Ltd.	113,500	3,447
	Paramount Bed Holdings Co. Ltd.	85,500	3,436
^	TOKAI Holdings Corp.	442,400	3,408
	TOMONY Holdings Inc.	643,400	3,404
	Jin Co. Ltd.	65,100	3,401
	Yodogawa Steel Works Ltd.	124,500	3,390
	Tokyo TY Financial Group Inc.	112,000	3,369
	Daiseki Co. Ltd.	163,800	3,351
	Unipres Corp.	159,200	3,331
	Okinawa Electric Power Co. Inc.	139,850	3,327
	Shinmaywa Industries Ltd.	347,000	3,324
	Nippon Flour Mills Co. Ltd.	222,400	3,292
	Nippon Soda Co. Ltd.	591,000	3,275
	Takara Standard Co. Ltd.	205,100	3,266
	Toho Bank Ltd.	866,000	3,264
	Kanematsu Corp.	1,800,000	3,243
	Taiyo Holdings Co. Ltd.	73,800	3,240
*	Kusuri no Aoki Holdings Co. Ltd.	72,000	3,214
	Takuma Co. Ltd.	326,200	3,203
	GMO Internet Inc.	268,900	3,187
	Japan Petroleum Exploration Co. Ltd.	138,181	3,172
	Daikyonishikawa Corp.	241,400	3,167
	Siix Corp.	78,300	3,166
	Kanamoto Co. Ltd.	117,600	3,166
	Open House Co. Ltd.	131,300	3,158
	Adastria Co. Ltd.	125,900	3,139
	Okamura Corp.	352,200	3,133
	Heiwado Co. Ltd.	128,600	3,127
^	Kyoritsu Maintenance Co. Ltd.	104,200	3,113
^	EDION Corp.	337,200	3,109
	Keihin Corp.	187,900	3,090
	Earth Chemical Co. Ltd.	57,400	3,090
	NS Solutions Corp.	142,504	3,089
	Meidensha Corp.	868,000	3,088
	Seiren Co. Ltd.	204,000	3,053
	Kureha Corp.	69,200	3,050
	Taikisha Ltd.	124,300	3,050
^	MOS Food Services Inc.	104,400	3,048

	UACJ Corp.	1,152,000	3,027
	Komeri Co. Ltd.	121,948	3,018
	Yamanashi Chuo Bank Ltd.	669,000	2,992
	Hogy Medical Co. Ltd.	47,500	2,992
	Mitsuba Corp.	150,900	2,985
	Nissin Kogyo Co. Ltd.	166,000	2,980
	TSI Holdings Co. Ltd.	413,000	2,979
	Bank of Iwate Ltd.	70,200	2,974
	Nomura Co. Ltd.	168,100	2,971
	FCC Co. Ltd.	148,000	2,954
	Digital Garage Inc.	142,500	2,954
	Toshiba TEC Corp.	525,252	2,950
	Nikkiso Co. Ltd.	257,200	2,947
	NET One Systems Co. Ltd.	362,900	2,946
	Gunze Ltd.	719,000	2,941
	CKD Corp.	231,100	2,930
	Nisshin Steel Co. Ltd.	220,691	2,915
	ZERIA Pharmaceutical Co. Ltd.	188,600	2,908
	Yamagata Bank Ltd.	666,000	2,899
^	V Technology Co. Ltd.	18,800	2,899
^	PanaHome Corp.	314,368	2,886
*,^ euglena Co. Ltd.		261,300	2,885
	Aomori Bank Ltd.	838,000	2,877
	Nissan Shatai Co. Ltd.	317,465	2,868
	Nisshin Oillio Group Ltd.	502,000	2,862
	Ci:z Holdings Co. Ltd.	95,800	2,847
	Nichi-iko Pharmaceutical Co. Ltd.	182,500	2,843
	Senko Co. Ltd.	440,000	2,841
	Saizeriya Co. Ltd.	113,100	2,840
	Bank of Nagoya Ltd.	78,600	2,832
	Noritz Corp.	148,800	2,829
	Kadokawa Dwango Corp.	196,100	2,818
	Showa Sangyo Co. Ltd.	530,000	2,802
*	Nippon Sheet Glass Co. Ltd.	384,500	2,797
	Iriso Electronics Co. Ltd.	43,500	2,795
	Takeuchi Manufacturing Co. Ltd.	148,400	2,788
	J Trust Co. Ltd.	329,700	2,783
	Seikagaku Corp.	166,800	2,783
	Nippon Densetsu Kogyo Co. Ltd.	153,400	2,777
	Daihen Corp.	427,000	2,776
	Sumitomo Warehouse Co. Ltd.	501,000	2,761
	Toho Zinc Co. Ltd.	561,000	2,759
	Prima Meat Packers Ltd.	623,000	2,758
	Takara Bio Inc.	200,600	2,756
^	SMS Co. Ltd.	108,200	2,749
	Futaba Corp.	154,700	2,742
	Noevir Holdings Co. Ltd.	66,100	2,740
	Tokyo Broadcasting System Holdings Inc.	152,582	2,737
	Transcosmos Inc.	115,400	2,714
	Starts Corp. Inc.	129,600	2,707
^	Zojirushi Corp.	185,500	2,693
	IBJ Leasing Co. Ltd.	125,100	2,675
^	Ichigo Inc.	901,600	2,648
	Furukawa Co. Ltd.	1,435,000	2,647
	Hitachi Maxell Ltd.	143,900	2,630
	Japan Lifeline Co. Ltd.	136,800	2,629
	Nippon Steel & Sumikin Bussan Corp.	62,300	2,622

Kitz Corp.	390,200	2,602
Sakata INX Corp.	188,100	2,596
Fuso Chemical Co. Ltd.	82,400	2,584
^ ASKUL Corp.	87,300	2,564
Sanyo Special Steel Co. Ltd.	481,000	2,559
Toei Co. Ltd.	299,000	2,559
Kameda Seika Co. Ltd.	58,200	2,553
Yamazen Corp.	282,300	2,549
Aeon Delight Co. Ltd.	80,700	2,542
Pacific Industrial Co. Ltd.	178,000	2,537
Oita Bank Ltd.	649,000	2,536
Morita Holdings Corp.	172,400	2,514
Token Corp.	31,900	2,508
Gree Inc.	396,453	2,504
Ryobi Ltd.	574,000	2,502
Descente Ltd.	210,100	2,499
Nichicon Corp.	268,000	2,497
Japan Aviation Electronics Industry Ltd.	193,508	2,491
Daikyo Inc.	1,246,579	2,480
Komori Corp.	192,800	2,479
Chiyoda Co. Ltd.	105,600	2,478
Nippon Signal Company Ltd.	271,600	2,448
Kato Sangyo Co. Ltd.	94,700	2,439
Alpine Electronics Inc.	168,600	2,426
Asahi Holdings Inc.	133,700	2,424
Hokuetsu Bank Ltd.	93,700	2,421
As One Corp.	55,400	2,403
Shibuya Corp.	88,300	2,402
Eizo Corp.	83,300	2,402
Seiko Holdings Corp.	587,000	2,395
Mirait Holdings Corp.	242,600	2,380
Hosiden Corp.	252,700	2,378
^ Atom Corp.	362,700	2,370
* Pioneer Corp.	1,190,600	2,368
Life Corp.	80,700	2,367
Jaccs Co. Ltd.	542,000	2,365
Doutor Nichires Holdings Co. Ltd.	120,700	2,364
^ Wacom Co. Ltd.	653,100	2,362
Tachi-S Co. Ltd.	118,400	2,362
^ Ichibanya Co. Ltd.	71,300	2,359
Tokyu Construction Co. Ltd.	299,300	2,357
TOC Co. Ltd.	283,700	2,347
^ Financial Products Group Co. Ltd.	263,800	2,346
Chudenko Corp.	110,000	2,336
Nishimatsuya Chain Co. Ltd.	206,500	2,336
Piolax Inc.	101,700	2,330
Saibu Gas Co. Ltd.	1,011,000	2,328
Fuji Soft Inc.	90,800	2,326
Create SD Holdings Co. Ltd.	96,900	2,314
Toshiba Plant Systems & Services Corp.	158,100	2,314
Plenus Co. Ltd.	103,900	2,305
Nissin Electric Co. Ltd.	198,400	2,300
Infomart Corp.	401,000	2,300
Axial Retailing Inc.	60,200	2,299
Daiwabo Holdings Co. Ltd.	779,000	2,299
Nagaileben Co. Ltd.	110,600	2,292
Fukui Bank Ltd.	963,000	2,286

Nitta Corp.	81,700	2,284
Kintetsu World Express Inc.	150,500	2,279
Obara Group Inc.	51,300	2,277
Gurunavi Inc.	108,400	2,275
Musashi Seimitsu Industry Co. Ltd.	88,800	2,273
^ Fancl Corp.	157,200	2,267
SKY Perfect JSAT Holdings Inc.	533,567	2,263
United Super Markets Holdings Inc.	246,500	2,259
* Pacific Metals Co. Ltd.	644,000	2,252
Aida Engineering Ltd.	251,400	2,236
* Lasertec Corp.	165,800	2,234
Max Co. Ltd.	168,000	2,230
Round One Corp.	280,400	2,229
Aichi Bank Ltd.	39,800	2,219
Royal Holdings Co. Ltd.	109,500	2,217
Heiwa Real Estate Co. Ltd.	156,200	2,214
Nippon Chemi-Con Corp.	674,000	2,210
Akita Bank Ltd.	702,000	2,190
Kohnan Shoji Co. Ltd.	115,200	2,182
Star Micronics Co. Ltd.	140,400	2,156
Japan Wool Textile Co. Ltd.	272,600	2,154
Oiles Corp.	116,100	2,150
Milbon Co. Ltd.	42,700	2,148
Bank of the Ryukyus Ltd.	149,100	2,146
DTS Corp.	85,600	2,146
Internet Initiative Japan Inc.	118,300	2,140
Sato Holdings Corp.	99,800	2,135
Shikoku Bank Ltd.	817,000	2,134
Sanken Electric Co. Ltd.	483,000	2,120
Mani Inc.	89,800	2,116
^ Megachips Corp.	76,900	2,108
Sumitomo Real Estate Sales Co. Ltd.	65,032	2,100
Japan Securities Finance Co. Ltd.	394,100	2,099
Kyokuto Kaihatsu Kogyo Co. Ltd.	125,800	2,096
^ Marusan Securities Co. Ltd.	252,600	2,084
kabu.com Securities Co. Ltd.	637,900	2,079
Kisoji Co. Ltd.	94,500	2,077
KOMEDA Holdings Co. Ltd.	128,800	2,076
Marudai Food Co. Ltd.	473,000	2,074
Topy Industries Ltd.	77,800	2,070
Toshiba Machine Co. Ltd.	509,000	2,068
Eighteenth Bank Ltd.	637,000	2,059
San-Ai Oil Co. Ltd.	242,100	2,055
Mizuno Corp.	397,000	2,052
Dexerials Corp.	207,200	2,050
Fujicco Co. Ltd.	89,500	2,047
Zenrin Co. Ltd.	95,700	2,046
Sanyo Chemical Industries Ltd.	48,300	2,032
Goldwin Inc.	38,500	2,029
Raito Kogyo Co. Ltd.	198,300	2,021
Takasago International Corp.	62,800	2,020
BML Inc.	91,100	2,013
Unizo Holdings Co. Ltd.	81,300	2,006
^ Outsourcing Inc.	50,400	2,004
Miyazaki Bank Ltd.	644,000	1,986
Shinko Electric Industries Co. Ltd.	295,869	1,986
VT Holdings Co. Ltd.	380,000	1,980

Sekisui Jushi Corp.	118,600	1,973
Aichi Steel Corp.	49,300	1,964
^ Kotobuki Spirits Co. Ltd.	79,700	1,964
EPS Holdings Inc.	139,400	1,963
AOKI Holdings Inc.	168,500	1,953
Avex Group Holdings Inc.	134,400	1,946
Tochigi Bank Ltd.	420,800	1,943
Mitsubishi Shokuhin Co. Ltd.	62,500	1,942
Toridoll Holdings Corp.	89,200	1,940
Yuasa Trading Co. Ltd.	69,600	1,932
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	285,000	1,929
* Unitika Ltd.	2,311,000	1,927
Monex Group Inc.	801,200	1,922
Chofu Seisakusho Co. Ltd.	82,100	1,921
Benefit One Inc.	62,500	1,916
Press Kogyo Co. Ltd.	379,600	1,904
NEC Networks & System Integration Corp.	98,100	1,900
Towa Pharmaceutical Co. Ltd.	37,400	1,898
Riso Kagaku Corp.	107,700	1,893
Ricoh Leasing Co. Ltd.	58,900	1,892
Kurabo Industries Ltd.	851,000	1,878
^ Ringer Hut Co. Ltd.	91,000	1,868
Fujimori Kogyo Co. Ltd.	66,400	1,853
Dip Corp.	84,600	1,849
Justsystems Corp.	149,000	1,847
Nishio Rent All Co. Ltd.	65,500	1,844
Clarion Co. Ltd.	446,000	1,844
^ COLOPL Inc.	195,785	1,817
Hiday Hidaka Corp.	83,928	1,816
TKC Corp.	63,300	1,812
Eiken Chemical Co. Ltd.	65,000	1,805
St. Marc Holdings Co. Ltd.	61,300	1,804
DyDo Group Holdings Inc.	38,500	1,803
Relia Inc.	182,700	1,802
Wakita & Co. Ltd.	189,300	1,800
Macnica Fuji Electronics Holdings Inc.	126,200	1,795
Bunka Shutter Co. Ltd.	231,200	1,793
Doshisha Co. Ltd.	96,500	1,791
Sintokogio Ltd.	205,100	1,788
Modec Inc.	83,800	1,787
Sanyo Electric Railway Co. Ltd.	351,000	1,785
Kura Corp.	42,500	1,780
TV Asahi Holdings Corp.	93,930	1,780
Create Restaurants Holdings Inc.	199,800	1,775
Daiho Corp.	356,000	1,773
^ Fuji Kyuko Co. Ltd.	200,000	1,772
Nojima Corp.	139,000	1,772
* Showa Corp.	207,700	1,767
T Hasegawa Co. Ltd.	92,400	1,759
Daibiru Corp.	199,400	1,755
Jeol Ltd.	330,000	1,754
Chugoku Marine Paints Ltd.	235,600	1,752
^ S Foods Inc.	60,100	1,749
^ Yonex Co. Ltd.	156,800	1,740
Ohsho Food Service Corp.	46,900	1,736
Sankyo Tateyama Inc.	116,200	1,735
Fuji Co. Ltd.	79,000	1,730

Kanto Denka Kogyo Co. Ltd.	199,000	1,720
Toppan Forms Co. Ltd.	175,191	1,720
Nippon Ceramic Co. Ltd.	78,600	1,711
Futaba Industrial Co. Ltd.	236,900	1,708
Kyoei Steel Ltd.	95,200	1,707
Optex Group Co. Ltd.	62,200	1,699
Fujimi Inc.	84,100	1,693
Mitsuboshi Belting Ltd.	181,000	1,683
Osaka Soda Co. Ltd.	376,000	1,682
^ Ehime Bank Ltd.	137,300	1,679
YAMABIKO Corp.	142,900	1,676
Nippon Thompson Co. Ltd.	307,200	1,669
^ Next Co. Ltd.	244,500	1,665
^ COOKPAD Inc.	196,600	1,665
Iino Kaiun Kaisha Ltd.	379,700	1,664
Sinfonia Technology Co. Ltd.	567,000	1,655
^ Yokohama Reito Co. Ltd.	166,300	1,655
Asahi Diamond Industrial Co. Ltd.	224,900	1,655
Yondoshi Holdings Inc.	74,000	1,653
Sodick Co. Ltd.	166,900	1,650
Nippon Denko Co. Ltd.	471,200	1,649
Foster Electric Co. Ltd.	95,800	1,644
Minato Bank Ltd.	88,300	1,641
Riken Corp.	37,100	1,641
Itochu Enex Co. Ltd.	198,200	1,640
^ Takara Leben Co. Ltd.	366,200	1,637
Konoike Transport Co. Ltd.	131,800	1,636
Sanki Engineering Co. Ltd.	189,300	1,634
Shizuoka Gas Co. Ltd.	239,300	1,631
Fukushima Industries Corp.	46,500	1,625
Mitsui Sugar Co. Ltd.	66,800	1,625
Sumitomo Seika Chemicals Co. Ltd.	38,100	1,625
* Sanden Holdings Corp.	487,000	1,623
Bando Chemical Industries Ltd.	182,800	1,623
Okabe Co. Ltd.	178,300	1,622
OBIC Business Consultants Co. Ltd.	32,200	1,620
Koa Corp.	121,800	1,606
Wowow Inc.	46,200	1,603
Prestige International Inc.	177,300	1,598
Joshin Denki Co. Ltd.	156,000	1,591
Elecom Co. Ltd.	83,200	1,590
Tsugami Corp.	239,000	1,590
Matsuya Co. Ltd.	167,400	1,590
Sumitomo Riko Co. Ltd.	156,600	1,587
MCJ Co. Ltd.	135,100	1,587
Nitto Kogyo Corp.	114,700	1,587
Shikoku Chemicals Corp.	147,000	1,586
Eagle Industry Co. Ltd.	115,700	1,581
^ Tekken Corp.	523,000	1,576
Belluna Co. Ltd.	208,700	1,560
Menicon Co. Ltd.	50,600	1,555
Tsukishima Kikai Co. Ltd.	147,100	1,555
T-Gaia Corp.	90,200	1,554
Funai Soken Holdings Inc.	87,600	1,552
Takamatsu Construction Group Co. Ltd.	66,200	1,551
Pressance Corp.	128,500	1,548
Bank of Saga Ltd.	563,000	1,544

Osaki Electric Co. Ltd.	177,000	1,540
Xebio Holdings Co. Ltd.	98,900	1,536
^ W-Scope Corp.	104,000	1,535
eRex Co. Ltd.	129,400	1,530
Juki Corp.	129,000	1,524
G-Tekt Corp.	86,200	1,523
Hokuto Corp.	83,900	1,516
Nippon Koei Co. Ltd.	57,200	1,499
J-Oil Mills Inc.	39,700	1,498
Tocalo Co. Ltd.	57,400	1,495
Tokyotokeiba Co. Ltd.	643,000	1,491
Tamura Corp.	333,000	1,482
^ Nippon Carbon Co. Ltd.	492,000	1,479
JVC Kenwood Corp.	565,800	1,476
Towa Bank Ltd.	1,393,000	1,476
Belc Co. Ltd.	37,700	1,468
Roland DG Corp.	48,600	1,464
Yellow Hat Ltd.	62,800	1,458
Yokogawa Bridge Holdings Corp.	124,600	1,449
Tokushu Tokai Paper Co. Ltd.	38,400	1,441
Kansai Urban Banking Corp.	113,100	1,439
Key Coffee Inc.	73,200	1,435
^ IDOM Inc.	223,900	1,428
Sogo Medical Co. Ltd.	37,900	1,427
Hibiya Engineering Ltd.	96,600	1,422
^ Tsubaki Nakashima Co. Ltd.	85,900	1,421
* Ishihara Sangyo Kaisha Ltd.	141,700	1,418
Tokai Corp.	38,700	1,417
Inageya Co. Ltd.	101,500	1,414
Japan Pulp & Paper Co. Ltd.	424,000	1,413
Torii Pharmaceutical Co. Ltd.	54,600	1,413
Shinko Plantech Co. Ltd.	184,300	1,408
Mitsui-Soko Holdings Co. Ltd.	469,000	1,402
Pack Corp.	49,200	1,396
Geo Holdings Corp.	126,900	1,396
Kasai Kogyo Co. Ltd.	108,400	1,395
Noritake Co. Ltd.	54,400	1,394
Sanyo Denki Co. Ltd.	186,000	1,391
^ F@N Communications Inc.	185,900	1,390
JCR Pharmaceuticals Co. Ltd.	62,300	1,385
Shindengen Electric Manufacturing Co. Ltd.	329,000	1,381
FIDEA Holdings Co. Ltd.	741,500	1,380
Tanseisha Co. Ltd.	155,600	1,378
Rock Field Co. Ltd.	83,600	1,372
Japan Material Co. Ltd.	82,400	1,370
^ Kenko Mayonnaise Co. Ltd.	55,400	1,363
* Toa Corp.	75,100	1,362
Hamakyorex Co. Ltd.	66,200	1,358
Miroku Jyoho Service Co. Ltd.	81,600	1,351
Tosho Co. Ltd.	31,800	1,351
Kyokuto Securities Co. Ltd.	93,900	1,349
ASKA Pharmaceutical Co. Ltd.	91,600	1,347
Teikoku Sen-I Co. Ltd.	90,900	1,345
Vital KSK Holdings Inc.	144,200	1,339
Warabeya Nichiyo Holdings Co. Ltd.	57,300	1,333
Trancom Co. Ltd.	25,700	1,332
Konishi Co. Ltd.	110,400	1,332

Nittetsu Mining Co. Ltd.	24,500	1,327
Iseki & Co. Ltd.	645,000	1,325
Tsukui Corp.	223,200	1,322
Namura Shipbuilding Co. Ltd.	220,800	1,321
Daido Metal Co. Ltd.	150,100	1,320
Fujibo Holdings Inc.	47,600	1,318
Nohmi Bosai Ltd.	95,700	1,318
Arcland Sakamoto Co. Ltd.	109,400	1,317
Union Tool Co.	41,700	1,312
^ Anicom Holdings Inc.	61,300	1,297
Jimoto Holdings Inc.	760,400	1,295
Kaga Electronics Co. Ltd.	72,200	1,286
Anest Iwata Corp.	141,000	1,286
Starzen Co. Ltd.	32,000	1,286
Cawachi Ltd.	47,200	1,279
Tsurumi Manufacturing Co. Ltd.	87,100	1,275
^ Micronics Japan Co. Ltd.	143,000	1,271
Daiichi Jitsugyo Co. Ltd.	202,000	1,267
Arakawa Chemical Industries Ltd.	69,000	1,265
Canon Electronics Inc.	77,800	1,263
Ryoyo Electro Corp.	85,100	1,257
Denki Kogyo Co. Ltd.	248,000	1,254
PAL GROUP Holdings Co. Ltd.	51,700	1,254
* Toyo Engineering Corp.	499,000	1,254
^ OSAKA Titanium Technologies Co. Ltd.	80,700	1,253
Nagatanien Holdings Co. Ltd.	96,000	1,250
METAWATER Co. Ltd.	47,900	1,249
Ihara Chemical Industry Co. Ltd.	137,200	1,246
Enplas Corp.	44,800	1,244
Cosel Co. Ltd.	90,800	1,238
^ Alpen Co. Ltd.	70,900	1,235
Nissei Build Kogyo Co. Ltd.	249,000	1,234
* CMK Corp.	191,400	1,230
Arata Corp.	45,000	1,228
Kanematsu Electronics Ltd.	48,100	1,228
JSP Corp.	52,300	1,221
Broadleaf Co. Ltd.	177,800	1,220
^ Matsuya Foods Co. Ltd.	32,700	1,219
Sanshin Electronics Co. Ltd.	106,000	1,210
NichiiGakkan Co. Ltd.	158,800	1,206
Yorozu Corp.	78,200	1,205
Nihon Nohyaku Co. Ltd.	190,600	1,199
Katakura Industries Co. Ltd.	95,400	1,197
Taihei Dengyo Kaisha Ltd.	121,000	1,188
Daiwa Industries Ltd.	113,700	1,185
^ Bell System24 Holdings Inc.	135,000	1,175
Sakai Chemical Industry Co. Ltd.	334,000	1,171
UKC Holdings Corp.	63,600	1,169
KAWADA TECHNOLOGIES Inc.	18,300	1,169
Riken Vitamin Co. Ltd.	32,200	1,165
Goldcrest Co. Ltd.	64,500	1,162
Vector Inc.	95,600	1,161
* Kintetsu Department Store Co. Ltd.	379,000	1,160
Systena Corp.	75,200	1,158
Ichikoh Industries Ltd.	233,000	1,155
Maruwa Co. Ltd.	32,300	1,155
Idec Corp.	105,400	1,152

	Neturen Co. Ltd.	140,500	1,145
^	Michinoku Bank Ltd.	682,000	1,144
	Tamron Co. Ltd.	63,000	1,141
	Aisan Industry Co. Ltd.	134,800	1,137
	Digital Arts Inc.	41,500	1,137
	Rokko Butter Co. Ltd.	52,100	1,134
	Dai Nippon Toryo Co. Ltd.	507,000	1,132
	JAC Recruitment Co. Ltd.	69,200	1,127
	Yakuodo Co. Ltd.	45,000	1,125
	Meisei Industrial Co. Ltd.	194,800	1,123
	Nippon Yakin Kogyo Co. Ltd.	586,000	1,122
	Chiba Kogyo Bank Ltd.	202,500	1,121
	Toyo Construction Co. Ltd.	310,900	1,118
	Nippon Road Co. Ltd.	243,000	1,118
*,^ Kappa Create Co. Ltd.		100,200	1,113
	CONEXIO Corp.	72,300	1,109
	Sagami Chain Co. Ltd.	90,300	1,102
^	OSJB Holdings Corp.	441,100	1,094
	Daisan Bank Ltd.	73,300	1,094
	Information Services International-Dentsu Ltd.	48,300	1,093
	Maruzen Showa Unyu Co. Ltd.	275,000	1,093
	Kato Works Co. Ltd.	44,000	1,092
^	Yushin Precision Equipment Co. Ltd.	41,600	1,091
	Melco Holdings Inc.	37,600	1,088
	Okuwa Co. Ltd.	106,000	1,079
^	Maeda Kosen Co. Ltd.	86,100	1,079
	Sac's Bar Holdings Inc.	94,200	1,074
	Tenma Corp.	58,100	1,073
	Mitsui High-Tec Inc.	105,700	1,070
	Hosokawa Micron Corp.	28,000	1,067
	Itoki Corp.	168,700	1,067
^	Stella Chemifa Corp.	37,200	1,062
	Ichiyoshi Securities Co. Ltd.	140,100	1,056
	Oyo Corp.	84,900	1,056
	Daiken Corp.	56,800	1,052
	Nippon Kanzai Co. Ltd.	65,000	1,049
	Kamei Corp.	94,000	1,048
	Chiyoda Integre Co. Ltd.	48,700	1,044
	Chukyo Bank Ltd.	49,500	1,044
	Kyodo Printing Co. Ltd.	320,000	1,040
	Shin-Etsu Polymer Co. Ltd.	146,400	1,034
	Mitsubishi Steel Manufacturing Co. Ltd.	478,000	1,030
^	Senshukai Co. Ltd.	142,700	1,030
^	Toho Titanium Co. Ltd.	131,100	1,028
^	Fujiya Co. Ltd.	434,000	1,026
	Shimizu Bank Ltd.	33,700	1,026
	Sakai Moving Service Co. Ltd.	36,600	1,019
	Toyo Kanetsu KK	384,000	1,019
	Yahagi Construction Co. Ltd.	114,700	1,015
	Tonami Holdings Co. Ltd.	278,000	1,011
^	Giken Ltd.	52,100	1,009
	Achilles Corp.	66,600	1,007
	Nitto Kohki Co. Ltd.	43,800	1,007
	Mitani Sekisan Co. Ltd.	43,500	1,006
	Fukuda Corp.	110,000	1,005
	Nippon Valqua Industries Ltd.	60,800	1,001
^	BRONCO BILLY Co. Ltd.	38,500	998

	Qol Co. Ltd.	67,100	992
	Denyo Co. Ltd.	65,000	986
^	Kyokuyo Co. Ltd.	37,300	984
	Mimasu Semiconductor Industry Co. Ltd.	61,800	981
^	Nihon Chouzai Co. Ltd.	28,700	978
	Icom Inc.	42,400	977
	Kurimoto Ltd.	49,400	976
	Happinet Corp.	62,800	974
*,^ Akebono Brake Industry Co. Ltd.		310,200	972
	KFC Holdings Japan Ltd.	55,220	970
	Amuse Inc.	43,200	969
^	Ministop Co. Ltd.	51,500	968
	Mie Bank Ltd.	45,600	963
^	Kumiai Chemical Industry Co. Ltd.	167,600	956
	Kita-Nippon Bank Ltd.	33,000	953
	Ines Corp.	98,200	951
	ESPEC Corp.	75,900	948
	Toyo Tanso Co. Ltd.	56,500	947
	Ateam Inc.	39,000	937
	Nippon Beet Sugar Manufacturing Co. Ltd.	44,000	935
^	Fujita Kanko Inc.	297,000	930
^	Istyle Inc.	111,900	924
	Itochu-Shokuhin Co. Ltd.	22,300	919
	Kobe Bussan Co. Ltd.	23,700	918
	K&O Energy Group Inc.	57,600	916
	Keihanshin Building Co. Ltd.	165,200	911
	Fuji Pharma Co. Ltd.	31,900	906
^	Daikokutenbussan Co. Ltd.	19,900	902
^	Riken Technos Corp.	187,900	901
^	Marvelous Inc.	114,400	898
	Yurtec Corp.	130,000	895
	Toho Co. Ltd.	38,100	890
	Fudo Tetra Corp.	514,200	887
	Komatsu Seiren Co. Ltd.	138,700	881
^	Jamco Corp.	39,500	880
	Tsukuba Bank Ltd.	313,800	880
	NS United Kaiun Kaisha Ltd.	408,000	879
	Osaka Steel Co. Ltd.	48,300	876
	Toyo Corp.	96,000	874
	Hokkan Holdings Ltd.	193,000	874
	Aichi Corp.	112,400	868
^	Torishima Pump Manufacturing Co. Ltd.	88,100	868
	Misawa Homes Co. Ltd.	92,700	866
	Meiko Network Japan Co. Ltd.	78,800	866
^	Keiyo Co. Ltd.	169,000	865
	WATAMI Co. Ltd.	77,000	863
	Taiho Kogyo Co. Ltd.	57,500	859
	Shinko Shoji Co. Ltd.	78,300	859
	Nissei ASB Machine Co. Ltd.	34,300	858
	Japan Transcity Corp.	204,000	855
	Nichiden Corp.	28,300	853
	SMK Corp.	239,000	852
	Japan Cash Machine Co. Ltd.	66,100	849
	Studio Alice Co. Ltd.	41,100	846
	Daito Pharmaceutical Co. Ltd.	42,000	846
	Hodogaya Chemical Co. Ltd.	24,900	846
	Kansai Super Market Ltd.	60,700	843

	Kanagawa Chuo Kotsu Co. Ltd.	132,000	843
	Koatsu Gas Kogyo Co. Ltd.	131,000	841
	Uchida Yoko Co. Ltd.	36,200	840
	Honeys Holdings Co. Ltd.	83,700	837
	Nippon Parking Development Co. Ltd.	619,800	827
^	Hito Communications Inc.	49,900	824
^	Takaoka Toko Co. Ltd.	44,900	823
	Mitsui Matsushima Co. Ltd.	64,100	822
	Mitsubishi Nichiyu Forklift Co. Ltd.	127,100	817
*,^ KLab Inc.		122,500	814
*	Wellnet Corp.	66,300	808
	Toa Corp.	92,800	807
	Nissin Corp.	240,000	803
	Mars Engineering Corp.	38,400	798
	Tosei Corp.	121,000	798
	Aiphone Co. Ltd.	49,200	796
	Fuso Pharmaceutical Industries Ltd.	31,300	794
	Shinnihon Corp.	98,600	792
	Okura Industrial Co. Ltd.	160,000	792
	T RAD Co. Ltd.	267,000	791
	SRA Holdings	29,800	789
	Dai-Dan Co. Ltd.	82,000	782
	Sekisui Plastics Co. Ltd.	111,300	778
*,^ Nippon Sharyo Ltd.		292,000	776
	Advan Co. Ltd.	71,700	776
*	Mitsubishi Paper Mills Ltd.	117,800	775
	Shinwa Co. Ltd.	46,000	774
	Onoken Co. Ltd.	63,200	773
	Chori Co. Ltd.	44,300	773
	Takiron Co. Ltd.	148,000	771
	France Bed Holdings Co. Ltd.	92,300	769
	Hioki EE Corp.	36,500	769
^	Tokyo Rope Manufacturing Co. Ltd.	50,400	764
	GCA Corp.	89,600	763
^	PC Depot Corp.	159,300	762
	Chuetsu Pulp & Paper Co. Ltd.	368,000	762
	CHIMNEY Co. Ltd.	31,300	761
	Weathernews Inc.	23,400	759
	Tokyo Tekko Co. Ltd.	184,000	755
	Mie Kotsu Group Holdings Inc.	221,700	748
	Linical Co. Ltd.	56,600	748
*,^ Japan Drilling Co. Ltd.		35,300	745
	Sun Frontier Fudousan Co. Ltd.	85,100	744
	Teikoku Electric Manufacturing Co. Ltd.	74,400	743
	Kanaden Corp.	76,600	743
	Arcland Service Holdings Co. Ltd.	26,500	730
	Yusen Logistics Co. Ltd.	72,100	728
*	SWCC Showa Holdings Co. Ltd.	940,000	727
	Toenec Corp.	145,000	726
	Hisaka Works Ltd.	87,800	725
	Toyo Kohan Co. Ltd.	207,900	721
	Mito Securities Co. Ltd.	267,000	718
	Zuken Inc.	58,500	717
	Parco Co. Ltd.	66,800	716
	Kyosan Electric Manufacturing Co. Ltd.	185,000	715
	Tokyo Energy & Systems Inc.	83,000	715
	Sanoh Industrial Co. Ltd.	94,700	710

	Atsugi Co. Ltd.	600,000	707
	Ryoden Corp.	107,000	705
	Pronexus Inc.	65,200	705
	Aeon Fantasy Co. Ltd.	27,100	704
	Sumitomo Densetsu Co. Ltd.	61,100	704
^	Sanyo Shokai Ltd.	474,000	703
^	JP-Holdings Inc.	275,400	694
	Mitsubishi Research Institute Inc.	23,800	690
	Matsuda Sangyo Co. Ltd.	51,500	690
	Sinanen Holdings Co. Ltd.	36,400	690
*	KNT-CT Holdings Co. Ltd.	555,000	689
	Toyo Securities Co. Ltd.	298,000	688
	Hokkaido Gas Co. Ltd.	278,000	687
	Shibusawa Warehouse Co. Ltd.	216,000	687
	Fukui Computer Holdings Inc.	29,100	681
	Asahi Co. Ltd.	57,900	676
	Tosho Printing Co. Ltd.	147,000	675
	ST Corp.	41,500	675
	Halows Co. Ltd.	33,300	674
	Nippon Coke & Engineering Co. Ltd.	784,500	671
	Kourakuen Holdings Corp.	44,300	668
	Nihon Yamamura Glass Co. Ltd.	374,000	665
	Asunaro Aoki Construction Co. Ltd.	89,900	652
^	Yomiuri Land Co. Ltd.	168,000	650
	Fuji Oil Co. Ltd.	190,800	646
*,^ U-Shin Ltd.		96,700	637
	Toli Corp.	185,400	631
	Organo Corp.	140,000	629
^	Nihon Trim Co. Ltd.	18,700	624
	Noritsu Koki Co. Ltd.	77,000	622
	Gun-Ei Chemical Industry Co. Ltd.	18,700	613
*,^ Takata Corp.		141,938	611
	Seika Corp.	193,000	610
	MTI Ltd.	99,600	606
	Fujitsu Frontech Ltd.	42,400	602
	Krosaki Harima Corp.	149,000	593
^	Zuiko Corp.	16,100	591
*,^ Laox Co. Ltd.		101,800	591
	Mitsubishi Kakoki Kaisha Ltd.	301,000	588
	Tomoku Co. Ltd.	195,000	587
	Kitagawa Iron Works Co. Ltd.	29,600	584
	Tatsuta Electric Wire and Cable Co. Ltd.	127,700	582
^	Fields Corp.	55,400	577
^	Furuno Electric Co. Ltd.	89,000	574
	Artnature Inc.	85,400	572
	Hakuto Co. Ltd.	61,700	572
	Cleanup Corp.	77,600	571
	Tv Tokyo Holdings Corp.	24,800	568
^	Daisyo Corp.	39,700	557
^	Taisei Lamick Co. Ltd.	22,000	555
	Rhythm Watch Co. Ltd.	322,000	553
	Godo Steel Ltd.	35,300	552
^	Right On Co. Ltd.	63,700	550
^	Tokyo Rakutenchi Co. Ltd.	113,000	548
	Tsutsumi Jewelry Co. Ltd.	28,300	530
	Future Corp.	66,900	530
	Fujikura Kasei Co. Ltd.	90,600	527

	AOI Electronics Co. Ltd.	17,200	527
	CAC Holdings Corp.	53,700	519
	Japan Radio Co. Ltd.	41,000	510
	Elematec Corp.	29,400	508
	Paris Miki Holdings Inc.	120,400	507
	Kobelco Eco-Solutions Co. Ltd.	117,000	502
	Gakken Holdings Co. Ltd.	17,800	494
	NDS Co. Ltd.	18,700	488
	Corona Corp. Class A	47,800	487
	Yushiro Chemical Industry Co. Ltd.	39,200	484
	Chuo Spring Co. Ltd.	147,000	479
	Maezawa Kasei Industries Co. Ltd.	45,100	472
	Mitsui Home Co. Ltd.	84,000	470
^	Funai Electric Co. Ltd.	55,100	469
^	Pasona Group Inc.	64,800	467
	Best Denki Co. Ltd.	341,400	467
	ASAHI YUKIZAI Corp.	220,000	463
	Maezawa Kyuso Industries Co. Ltd.	33,400	463
	Nihon Dempa Kogyo Co. Ltd.	62,800	462
	Sankyo Seiko Co. Ltd.	131,200	461
	Chugai Ro Co. Ltd.	236,000	461
	Alpha Systems Inc.	25,900	456
	Kitano Construction Corp.	162,000	442
	Dai-ichi Seiko Co. Ltd.	27,700	438
	CMIC Holdings Co. Ltd.	33,800	435
	Nippon Chemiphar Co. Ltd.	9,000	428
	Showa Aircraft Industry Co. Ltd.	40,000	426
	NEC Capital Solutions Ltd.	27,000	414
	Shimojima Co. Ltd.	39,400	412
	Gecoss Corp.	40,800	398
	Dunlop Sports Co. Ltd.	42,600	398
	Tokyo Electron Device Ltd.	26,900	389
	Takihyo Co. Ltd.	95,000	385
	Toyo Denki Seizo KK	25,200	384
^	Daikoku Denki Co. Ltd.	25,600	382
	Nakayama Steel Works Ltd.	57,500	375
*,^ FDK Corp.		332,000	373
^	Kojima Co. Ltd.	135,800	366
	Srg Takamiya Co. Ltd.	68,200	361
*,^ Shin Nippon Biomedical Laboratories Ltd.		68,900	360
*,^ Aplus Financial Co. Ltd.		370,100	357
	Inaba Seisakusho Co. Ltd.	29,300	354
	Cybozu Inc.	88,700	353
	Airport Facilities Co. Ltd.	69,400	352
	Sumitomo Precision Products Co. Ltd.	109,000	350
	Toda Kogyo Corp.	140,000	344
	Pocket Card Co. Ltd.	60,500	331
^	Tabuchi Electric Co. Ltd.	96,000	292
	Toa Oil Co. Ltd.	237,000	292
	Kinki Sharyo Co. Ltd.	12,600	290
*	Yamada SxL Home Co. Ltd.	371,000	263
			16,427,230
Malta (0.0%)
	BGP Holdings PLC	7,179,555	—

Netherlands (2.6%)
	Unilever NV	6,978,060	346,456

	ING Groep NV	17,318,024	261,577
	ASML Holding NV	1,438,785	190,917
	Koninklijke Philips NV	4,071,947	130,809
*	Koninklijke Ahold Delhaize NV	5,675,832	121,292
	Akzo Nobel NV	1,126,713	93,274
	Heineken NV	969,183	82,476
	RELX NV	3,944,974	73,186
*	ArcelorMittal	8,350,783	69,863
	Wolters Kluwer NV	1,310,316	54,381
	Koninklijke DSM NV	791,793	53,548
	NN Group NV	1,470,046	47,743
	Koninklijke KPN NV	13,949,196	41,937
	Aegon NV	7,727,751	39,364
*	Altice NV Class A	1,641,788	37,135
	Heineken Holding NV	437,815	34,776
2	ABN AMRO Group NV	1,267,575	30,737
	Randstad Holding NV	490,799	28,294
	Gemalto NV	370,421	20,664
	Aalberts Industries NV	437,118	16,294
*	Altice NV Class B	645,127	14,572
*	Galapagos NV	167,212	14,476
	SBM Offshore NV	828,844	13,589
	Koninklijke Vopak NV	300,104	13,070
	Boskalis Westminster	369,118	12,717
	ASM International NV	220,334	12,355
	Delta Lloyd NV	2,065,772	11,761
	IMCD Group NV	237,910	11,688
	APERAM SA	206,662	10,304
*	ASR Nederland NV	328,893	9,375
*	PostNL NV	1,986,961	9,373
	TKH Group NV	195,760	8,393
*,2 Philips Lighting NV		288,633	8,249
	Wereldhave NV	183,762	8,091
	Eurocommercial Properties NV	215,131	7,704
	Corbion NV	255,631	6,993
*,^ OCI NV		361,970	6,947
	BE Semiconductor Industries NV	148,848	6,065
*	Fugro NV	354,658	5,524
	Koninklijke BAM Groep NV	1,015,615	5,473
2	GrandVision NV	222,983	5,456
*,^ TomTom NV		533,307	5,190
	Arcadis NV	303,086	4,774
2	Flow Traders	149,266	4,700
2	Refresco Group NV	251,883	3,829
	Vastned Retail NV	97,229	3,673
	Wessanen	230,420	3,109
	Accell Group	111,738	3,055
	NSI NV	602,461	2,474
*,2 Basic-Fit NV		105,700	1,843
	Brunel International NV	88,395	1,438
	BinckBank NV	277,820	1,419
	Aegon NV (New York Shares)	94,480	485
			2,012,887
New Zealand (0.3%)
	Spark New Zealand Ltd.	8,181,414	20,055
	Auckland International Airport Ltd.	3,998,987	18,935
	Fletcher Building Ltd.	3,113,918	18,140

	Fisher & Paykel Healthcare Corp. Ltd.	2,551,273	17,337
	Contact Energy Ltd.	3,249,006	11,521
	Ryman Healthcare Ltd.	1,858,297	10,950
	Meridian Energy Ltd.	5,556,374	10,903
	SKYCITY Entertainment Group Ltd.	2,955,451	8,594
^	Z Energy Ltd.	1,637,109	7,984
	Mercury NZ Ltd.	3,052,926	6,742
*,^ a2 Milk Co. Ltd.		3,174,491	6,652
	Trade Me Group Ltd.	1,813,669	6,518
	Kiwi Property Group Ltd.	6,129,291	6,123
^	Mainfreight Ltd.	371,800	5,885
*	Xero Ltd.	420,056	5,825
	Chorus Ltd.	1,861,081	5,631
	EBOS Group Ltd.	382,580	4,891
	SKY Network Television Ltd.	1,754,197	4,813
	Goodman Property Trust	4,699,057	3,969
	Air New Zealand Ltd.	2,230,059	3,845
	Infratil Ltd.	1,748,667	3,566
	Summerset Group Holdings Ltd.	933,806	3,384
	Freightways Ltd.	630,412	3,309
	Precinct Properties New Zealand Ltd.	3,755,219	3,213
	Genesis Energy Ltd.	2,116,007	3,084
	Argosy Property Ltd.	3,560,252	2,422
	Vector Ltd.	1,055,332	2,368
	Metlifecare Ltd.	529,591	2,275
	Vital Healthcare Property Trust	1,525,043	2,197
	Heartland Bank Ltd.	1,552,594	1,785
	New Zealand Refining Co. Ltd.	659,079	1,099
^	Kathmandu Holdings Ltd.	675,413	937
	TOWER Ltd.	718,809	635
	New Zealand Oil & Gas Ltd.	1,322,257	547
			216,134
Norway (0.6%)
	DNB ASA	4,822,494	76,574
	Statoil ASA	4,366,365	75,052
	Telenor ASA	3,120,897	51,918
	Norsk Hydro ASA	6,022,344	35,097
	Orkla ASA	3,521,122	31,543
	Yara International ASA	789,944	30,427
	Marine Harvest ASA	1,680,657	25,637
*	Subsea 7 SA	1,231,848	19,118
*	Storebrand ASA	2,025,116	13,467
^	Gjensidige Forsikring ASA	769,434	11,722
	Schibsted ASA Class B	432,255	9,904
	TGS Nopec Geophysical Co. ASA	462,431	9,820
	Schibsted ASA Class A	335,936	8,648
	Tomra Systems ASA	683,869	7,492
	Aker BP ASA	457,368	7,340
	Leroy Seafood Group ASA	119,192	5,220
	Salmar ASA	236,097	5,091
	SpareBank 1 SR-Bank ASA	679,529	5,072
	Atea ASA	415,255	4,891
2	XXL ASA	430,738	4,693
	Bakkafrost P/F	146,663	4,536
2	Entra ASA	404,973	4,426
^	SpareBank 1 SMN	551,381	4,281
	Veidekke ASA	318,351	4,194

	Aker ASA	105,062	4,069
	Borregaard ASA	350,870	3,934
*	Aker Solutions ASA	640,733	3,867
*,^ Petroleum Geo-Services ASA		1,350,480	3,583
*,^ Seadrill Ltd.		1,661,830	2,636
*,^ Nordic Semiconductor ASA		681,377	2,492
*,^ DNO ASA		2,737,022	2,312
	Austevoll Seafood ASA	312,472	2,294
^	Opera Software ASA	436,608	2,051
	Hoegh LNG Holdings Ltd.	177,813	1,824
2	BW LPG Ltd.	347,389	1,769
	Ocean Yield ASA	193,404	1,375
*	Wilh Wilhelmsen ASA	275,304	1,349
	Stolt-Nielsen Ltd.	78,829	1,337
*,^ Norwegian Air Shuttle ASA		44,713	1,230
*	Norway Royal Salmon ASA	67,416	1,122
	Grieg Seafood ASA	144,926	1,086
*,^ REC Silicon ASA		8,699,495	1,042
*,^ Akastor ASA		613,671	928
	Norwegian Property ASA	686,183	798
			497,261
Portugal (0.1%)
	Galp Energia SGPS SA	2,328,318	35,315
	EDP - Energias de Portugal SA	10,369,005	35,059
	Jeronimo Martins SGPS SA	1,107,802	19,796
^	Banco Comercial Portugues SA	39,283,973	8,214
	EDP Renovaveis SA	933,616	6,899
	NOS SGPS SA	1,047,885	5,710
	Navigator Co. SA	1,130,292	4,533
*	Sonae SGPS SA	4,205,317	4,242
	CTT-Correios de Portugal SA	667,016	3,640
	REN - Redes Energeticas Nacionais SGPS SA	1,144,918	3,442
	Semapa-Sociedade de Investimento e Gestao	102,808	1,569
	Altri SGPS SA	314,820	1,406
^	Mota-Engil SGPS SA	343,635	694
	Sonaecom SGPS SA	131,059	366
*	Banco BPI SA	125,197	141
*	Banco Espirito Santo SA	10,412,510	12
			131,038
Singapore (1.2%)
	DBS Group Holdings Ltd.	8,090,618	112,070
	Oversea-Chinese Banking Corp. Ltd.	14,837,653	103,062
	Singapore Telecommunications Ltd.	33,786,077	94,680
	United Overseas Bank Ltd.	5,491,845	86,745
	Keppel Corp. Ltd.	6,418,219	31,836
	CapitaLand Ltd.	11,368,330	29,508
	Global Logistic Properties Ltd.	13,272,431	26,375
	Wilmar International Ltd.	9,461,453	23,876
	Singapore Exchange Ltd.	3,702,965	20,383
	Genting Singapore plc	27,006,894	19,694
	City Developments Ltd.	2,647,538	19,294
	Ascendas REIT	10,634,067	19,150
	Singapore Technologies Engineering Ltd.	6,995,689	18,653
	Singapore Press Holdings Ltd.	7,205,886	18,286
	ComfortDelGro Corp. Ltd.	9,140,750	16,732
	Singapore Airlines Ltd.	2,290,826	16,490

	Jardine Cycle & Carriage Ltd.	493,373	15,453
	CapitaLand Mall Trust	10,403,653	14,648
	Suntec REIT	11,062,778	14,161
	UOL Group Ltd.	2,161,595	10,768
	CapitaLand Commercial Trust	9,106,334	10,055
	SATS Ltd.	2,848,700	9,938
	Hutchison Port Holdings Trust	22,806,889	9,466
	Mapletree Commercial Trust	8,576,692	9,376
	Venture Corp. Ltd.	1,137,958	9,331
	Sembcorp Industries Ltd.	4,099,342	9,316
	Golden Agri-Resources Ltd.	28,804,356	7,932
	Yangzijiang Shipbuilding Holdings Ltd.	9,433,028	7,616
	Mapletree Industrial Trust	5,855,100	7,450
^	Singapore Post Ltd.	6,920,912	6,728
	Keppel REIT	8,678,600	6,515
	Mapletree Greater China Commercial Trust	8,654,400	6,307
	StarHub Ltd.	2,693,269	5,545
*	Noble Group Ltd.	39,134,363	5,432
	Mapletree Logistics Trust	6,815,300	5,333
^	Sembcorp Marine Ltd.	3,633,884	4,974
	United Engineers Ltd.	1,989,500	4,055
	Raffles Medical Group Ltd.	3,756,600	3,800
	Yanlord Land Group Ltd.	2,888,236	3,747
	Frasers Centrepoint Trust	2,369,000	3,571
^	Ascott Residence Trust	4,548,926	3,528
	Starhill Global REIT	5,941,400	3,205
	Keppel Infrastructure Trust	8,756,600	3,191
	Frasers Logistics & Industrial Trust	4,372,500	3,079
	Parkway Life REIT	1,702,900	3,067
	First Resources Ltd.	2,121,400	2,944
	CDL Hospitality Trusts	2,739,700	2,810
	ARA Asset Management Ltd.	2,188,500	2,785
*	Genting Hong Kong Ltd.	9,119,300	2,733
	SIA Engineering Co. Ltd.	984,677	2,597
^	Keppel DC REIT	2,861,387	2,454
	Ascendas India Trust	2,938,700	2,363
	Lippo Malls Indonesia Retail Trust	8,344,000	2,356
	CapitaLand Retail China Trust	2,219,200	2,348
	Cambridge Industrial Trust	5,478,700	2,271
	Cache Logistics Trust	3,760,300	2,271
	Wing Tai Holdings Ltd.	1,657,575	2,233
	Frasers Commercial Trust	2,435,500	2,229
	Yoma Strategic Holdings Ltd.	4,677,200	2,140
	OUE Hospitality Trust	4,291,200	2,118
	Croesus Retail Trust	3,302,400	2,102
	Manulife US REIT	2,474,700	2,078
	First REIT	2,169,700	2,032
	Ascendas Hospitality Trust	3,575,200	1,995
^	M1 Ltd.	1,307,140	1,990
	Asian Pay Television Trust	5,978,700	1,987
*,^ Ezion Holdings Ltd.		7,688,753	1,951
	Accordia Golf Trust	3,583,400	1,883
	OUE Ltd.	1,194,100	1,827
	SPH REIT	2,558,100	1,792
^	Soilbuild Business Space REIT	3,589,120	1,732
	Far East Hospitality Trust	3,967,700	1,701
^	Super Group Ltd.	1,782,800	1,663

	RHT Health Trust	2,504,700	1,594
^	Sabana Shari'ah Compliant Industrial REIT	4,309,700	1,555
*,^ SIIC Environment Holdings Ltd.		3,770,900	1,497
	Sarine Technologies Ltd.	1,073,700	1,476
	Silverlake Axis Ltd.	3,443,000	1,403
^	Sheng Siong Group Ltd.	1,905,800	1,287
	GL Ltd.	1,992,500	1,104
*,^ COSCO Corp. Singapore Ltd.		4,458,069	988
^	Hyflux Ltd.	2,261,000	921
^	Midas Holdings Ltd.	5,447,000	915
	Bumitama Agri Ltd.	1,326,500	749
^	China Everbright Water Ltd.	2,042,400	693
	Indofood Agri Resources Ltd.	1,734,900	645
	Boustead Singapore Ltd.	891,200	555
*	Ying Li International Real Estate Ltd.	3,447,000	382
*,^ Ezra Holdings Ltd.		10,329,900	81
*	Ezion Holdings Ltd. Warrants Exp. 04/15/2020	720,757	43
			941,694
South Korea (4.4%)
	Samsung Electronics Co. Ltd.	417,403	768,195
	Samsung Electronics Co. Ltd. Preference Shares	78,076	111,835
	SK Hynix Inc.	2,356,382	106,431
	Hyundai Motor Co.	643,833	90,737
	NAVER Corp.	117,911	90,162
	POSCO	302,867	78,662
	Shinhan Financial Group Co. Ltd.	1,875,413	78,143
	KB Financial Group Inc.	1,685,587	73,873
	Samsung Electronics Co. Ltd. GDR	71,795	65,927
	Hyundai Mobis Co. Ltd.	290,493	62,490
	LG Chem Ltd.	207,873	54,658
	Samsung C&T Corp.	399,857	45,628
	Korea Electric Power Corp.	1,074,608	44,731
	Hana Financial Group Inc.	1,314,510	43,376
	KT&G Corp.	492,492	42,958
	SK Innovation Co. Ltd.	271,474	40,452
	Kia Motors Corp.	1,148,517	38,065
	Amorepacific Corp.	138,956	34,881
	Samsung Fire & Marine Insurance Co. Ltd.	143,522	34,410
	SK Holdings Co. Ltd.	148,594	32,364
	Samsung Life Insurance Co. Ltd.	326,182	31,642
*	Hyundai Heavy Industries Co. Ltd.	207,747	30,642
	Samsung SDI Co. Ltd.	244,397	30,172
	LG Electronics Inc.	481,416	29,246
	LG Household & Health Care Ltd.	37,977	27,551
*,^ Celltrion Inc.		338,223	27,247
	LG Display Co. Ltd.	1,000,691	27,099
	Woori Bank	2,240,193	26,024
	LG Corp.	397,649	24,978
	Lotte Chemical Corp.	64,373	21,331
	NCSoft Corp.	76,585	20,887
	Coway Co. Ltd.	236,461	20,357
	Hyundai Steel Co.	331,971	17,384
	Samsung SDS Co. Ltd.	143,988	17,191
	Korea Zinc Co. Ltd.	44,199	17,088
	E-MART Inc.	92,940	17,086
	Hyundai Motor Co. 2nd Preference Shares	180,063	16,672
	S-Oil Corp.	185,029	16,637

	Kangwon Land Inc.	476,965	16,303
	Hankook Tire Co. Ltd.	331,236	16,154
	Samsung Electro-Mechanics Co. Ltd.	242,344	15,068
	Korea Aerospace Industries Ltd.	286,182	14,748
	SK Telecom Co. Ltd. ADR	565,748	14,246
	Hyundai Engineering & Construction Co. Ltd.	319,431	14,151
	AMOREPACIFIC Group	130,287	13,928
	Mirae Asset Daewoo Co. Ltd.	1,673,437	13,534
	Hyosung Corp.	103,625	12,557
	Industrial Bank of Korea	1,143,747	12,468
	LG Uplus Corp.	951,313	12,175
	GS Holdings Corp.	228,165	12,065
	Dongbu Insurance Co. Ltd.	208,577	11,940
*	Samsung Heavy Industries Co. Ltd.	1,172,154	11,748
	Hyundai Glovis Co. Ltd.	81,617	10,734
	Orion Corp.	17,662	10,591
	BNK Financial Group Inc.	1,267,838	10,402
^	Kakao Corp.	138,240	10,276
	CJ CheilJedang Corp.	31,668	9,996
	Hyundai Development Co-Engineering & Construction	272,992	9,931
*,^ Samsung Biologics Co. Ltd.		62,105	9,607
	Lotte Shopping Co. Ltd.	47,627	9,265
	CJ Corp.	58,374	9,082
	SK Telecom Co. Ltd.	40,005	9,039
	Hanssem Co. Ltd.	45,050	8,863
	Daelim Industrial Co. Ltd.	121,227	8,772
	BGF retail Co. Ltd.	90,764	8,525
	Hanwha Chemical Corp.	360,792	8,523
	Hyundai Marine & Fire Insurance Co. Ltd.	270,875	8,478
*,^ Hanmi Pharm Co. Ltd.		30,424	8,132
*,^ Samsung Engineering Co. Ltd.		702,231	8,073
	KCC Corp.	24,541	7,777
	LG Innotek Co. Ltd.	63,488	7,754
	Hyundai Motor Co. Preference Shares	84,415	7,498
	Amorepacific Corp. Preference Shares	49,578	7,404
	Medy-Tox Inc.	17,515	7,251
	Samsung Securities Co. Ltd.	235,125	7,079
	Korea Investment Holdings Co. Ltd.	164,107	6,916
	Yuhan Corp.	34,500	6,867
	Mando Corp.	29,324	6,808
*	Hanwha Techwin Co. Ltd.	161,318	6,792
	Hanwha Corp.	210,385	6,755
	S-1 Corp.	82,232	6,598
	DGB Financial Group Inc.	672,216	6,517
	CJ E&M Corp.	85,703	6,513
	NH Investment & Securities Co. Ltd.	575,151	6,457
	Hyundai Department Store Co. Ltd.	69,256	6,254
*	Shinhan Financial Group Co. Ltd. ADR	147,071	6,146
	Hanon Systems	739,643	6,142
	Doosan Heavy Industries & Construction Co. Ltd.	281,338	6,028
^	OCI Co. Ltd.	79,472	6,023
*	Korean Air Lines Co. Ltd.	203,281	5,738
	Hanwha Life Insurance Co. Ltd.	1,052,650	5,685
^	Hotel Shilla Co. Ltd.	140,763	5,681
*	Daewoo Engineering & Construction Co. Ltd.	871,172	5,647
	LG Chem Ltd. Preference Shares	32,897	5,602
*,^ GS Engineering & Construction Corp.		201,014	5,519

^	Kumho Petrochemical Co. Ltd.	77,950	5,493
*,^ Kumho Tire Co. Inc.		716,940	5,475
	Shinsegae Inc.	31,511	5,383
	KB Financial Group Inc. ADR	118,894	5,228
	KEPCO Plant Service & Engineering Co. Ltd.	93,104	5,197
	Cheil Worldwide Inc.	301,037	5,116
*	Doosan Infracore Co. Ltd.	598,237	5,044
	LG Household & Health Care Ltd. Preference Shares	10,976	5,007
*,^ ViroMed Co. Ltd.		58,920	4,970
	Samsung Card Co. Ltd.	141,077	4,948
	Com2uSCorp	45,071	4,881
	Kolon Industries Inc.	76,793	4,863
*,^ CJ Korea Express Corp.		31,305	4,662
	SK Chemicals Co. Ltd.	79,784	4,632
*	Korea Gas Corp.	114,107	4,592
*,^ Komipharm International Co. Ltd.		133,484	4,469
	SK Networks Co. Ltd.	661,862	4,422
	Hyundai Wia Corp.	72,538	4,405
	Posco Daewoo Corp.	205,739	4,389
	LS Corp.	75,337	4,326
*	KT Corp. ADR	252,052	4,242
	Lotte Confectionery Co. Ltd.	24,554	4,224
	Meritz Securities Co. Ltd.	1,258,296	4,193
	Korean Reinsurance Co.	401,868	4,169
*,^ Pan Ocean Co. Ltd.		823,632	4,051
^	Korea Kolmar Co. Ltd.	59,906	4,025
^	Youngone Corp.	132,890	3,957
^	CJ CGV Co. Ltd.	57,693	3,876
	NongShim Co. Ltd.	14,453	3,865
	Ottogi Corp.	5,677	3,860
	KB Insurance Co. Ltd.	157,521	3,802
	KT Corp.	131,742	3,761
*,^ NHN Entertainment Corp.		70,099	3,756
*,^ Hyundai Mipo Dockyard Co. Ltd.		46,667	3,702
	Dongsuh Cos. Inc.	138,045	3,666
	KIWOOM Securities Co. Ltd.	50,012	3,642
	Doosan Corp.	42,437	3,597
^	Cosmax Inc.	29,015	3,526
	Lotte Chilsung Beverage Co. Ltd.	2,780	3,517
^	LIG Nex1 Co. Ltd.	49,393	3,467
	Meritz Fire & Marine Insurance Co. Ltd.	241,136	3,449
^	Green Cross Corp.	23,784	3,370
^	Ahnlab Inc.	25,466	3,357
^	SK Materials Co. Ltd.	22,577	3,282
	LG International Corp.	112,423	3,238
	GS Retail Co. Ltd.	66,775	3,147
	Dongkuk Steel Mill Co. Ltd.	270,441	3,099
	Hyundai Greenfood Co. Ltd.	221,120	3,096
	Green Cross Holdings Corp.	118,352	3,032
*	Korea Electric Power Corp. ADR	143,611	2,977
*,^ Hanmi Science Co. ltd		55,765	2,911
	Innocean Worldwide Inc.	52,506	2,893
	Hyundai Home Shopping Network Corp.	25,312	2,887
*	Hugel Inc.	8,736	2,884
	LS Industrial Systems Co. Ltd.	66,996	2,833
	Poongsan Corp.	80,942	2,832
	Samyang Holdings Corp.	25,502	2,818

^	Eo Technics Co. Ltd.	35,260	2,749
^	Chong Kun Dang Pharmaceutical Corp.	27,821	2,749
*,^ Yungjin Pharmaceutical Co. Ltd.		375,981	2,747
	GS Home Shopping Inc.	13,271	2,731
*,^ WONIK IPS Co. Ltd.		122,563	2,730
^	Fila Korea Ltd.	42,792	2,682
^	Hana Tour Service Inc.	37,638	2,679
	Korea Petrochemical Ind Co. Ltd.	12,201	2,674
	LOTTE Fine Chemical Co. Ltd.	76,216	2,636
	SFA Engineering Corp.	40,648	2,633
^	LOTTE Himart Co. Ltd.	54,885	2,631
^	Seoul Semiconductor Co. Ltd.	162,848	2,534
^	Kolon Life Science Inc.	22,221	2,520
^	Hite Jinro Co. Ltd.	137,350	2,499
^	Paradise Co. Ltd.	200,811	2,478
	JB Financial Group Co. Ltd.	464,802	2,475
	CJ O Shopping Co. Ltd.	13,058	2,446
	Hansol Chemical Co. Ltd.	35,609	2,434
*,^ Advanced Process Systems Corp.		45,107	2,411
	IS Dongseo Co. Ltd.	58,638	2,388
	LG Hausys Ltd.	26,247	2,383
	SKC Co. Ltd.	86,161	2,374
^	Hyundai Elevator Co. Ltd.	41,643	2,353
	Koh Young Technology Inc.	51,137	2,345
*	Hanjin Kal Corp.	129,301	2,267
*	Dongbu HiTek Co. Ltd.	131,937	2,254
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	14,004	2,234
	Korea Electric Terminal Co. Ltd.	33,862	2,209
^	Loen Entertainment Inc.	26,854	2,161
*,^ Osstem Implant Co. Ltd.		45,013	2,106
^	JW Pharmaceutical Corp.	51,746	2,066
^	SPC Samlip Co. Ltd.	10,497	2,064
^	Daou Technology Inc.	113,232	2,056
*,^ Hanall Biopharma Co. Ltd.		170,881	2,033
	Daesang Corp.	93,106	2,007
	Taekwang Industrial Co. Ltd.	2,431	1,978
	Huchems Fine Chemical Corp.	92,385	1,959
^	Bukwang Pharmaceutical Co. Ltd.	102,285	1,953
	Halla Holdings Corp.	32,602	1,940
	Vieworks Co. Ltd.	33,527	1,934
^	Korea Real Estate Investment & Trust Co. Ltd.	693,921	1,933
	Nexen Tire Corp.	152,056	1,904
	LG Electronics Inc. Preference Shares	73,191	1,898
^	Tongyang Inc.	880,088	1,887
	Hankook Tire Worldwide Co. Ltd.	108,190	1,882
^	Toptec Co. Ltd.	83,189	1,875
^	Ilyang Pharmaceutical Co. Ltd.	56,015	1,873
^	DuzonBizon Co. Ltd.	84,291	1,866
	Young Poong Corp.	2,166	1,863
*	Hyundai Rotem Co. Ltd.	98,123	1,839
	Lotte Food Co. Ltd.	3,286	1,836
*,^ Medipost Co. Ltd.		34,231	1,825
*,^ Chabiotech Co. Ltd.		152,684	1,810
*,^ Taihan Electric Wire Co. Ltd.		1,167,343	1,790
	Dongwon Industries Co. Ltd.	5,877	1,786
*,^ Genexine Co. Ltd.		47,986	1,781
*	Seegene Inc.	60,406	1,778

	Partron Co. Ltd.	165,200	1,699
	LF Corp.	84,421	1,692
*,^ HLB Inc.		134,697	1,686
	Hanwha General Insurance Co. Ltd.	269,894	1,681
*	Asiana Airlines Inc.	415,655	1,678
	SK Gas Ltd.	15,506	1,677
^	Dong-A ST Co. Ltd.	19,556	1,642
	Namyang Dairy Products Co. Ltd.	2,157	1,641
	Mirae Asset Life Insurance Co. Ltd.	309,540	1,633
^	Grand Korea Leisure Co. Ltd.	83,027	1,626
	Soulbrain Co. Ltd.	34,454	1,602
^	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	40,900	1,602
^	Hansae Co. Ltd.	73,634	1,596
	S&T Motiv Co. Ltd.	34,552	1,532
^	Handsome Co. Ltd.	59,969	1,521
	Modetour Network Inc.	43,899	1,518
	Posco ICT Co. Ltd.	237,489	1,506
*,^ SM Entertainment Co.		70,410	1,487
	LEENO Industrial Inc.	39,686	1,486
	Hanil Cement Co. Ltd.	16,268	1,471
	Meritz Financial Group Inc.	135,226	1,469
	Dong-A Socio Holdings Co. Ltd.	12,401	1,464
*,^ CrystalGenomics Inc.		105,638	1,454
*,^ Webzen Inc.		75,374	1,452
^	Maeil Dairy Industry Co. Ltd.	34,194	1,443
^	Daewoong Pharmaceutical Co. Ltd.	19,098	1,437
*,^ Foosung Co. Ltd.		219,457	1,432
*,^ GemVax & Kael Co. Ltd.		118,196	1,417
	Samyang Corp.	16,062	1,396
*	Ssangyong Motor Co.	195,087	1,387
	Daishin Securities Co. Ltd.	129,895	1,383
^	ST Pharm Co. Ltd.	37,568	1,370
^	Jeil Pharmaceutical Co.	23,417	1,359
	Binggrae Co. Ltd.	22,121	1,355
*,^ DIO Corp.		47,212	1,354
^	iMarketKorea Inc.	112,171	1,339
	DoubleUGames Co. Ltd.	37,888	1,339
^	KEPCO Engineering & Construction Co. Inc.	53,860	1,335
*	Celltrion Pharm Inc.	70,290	1,332
	DongKook Pharmaceutical Co. Ltd.	22,776	1,312
	Sebang Global Battery Co. Ltd.	39,657	1,309
^	Seah Besteel Corp.	51,808	1,307
*	Jusung Engineering Co. Ltd.	149,164	1,297
*,^ Amicogen Inc.		35,102	1,281
*,^ Jenax Inc.		63,320	1,251
*	SK Securities Co. Ltd.	1,171,286	1,247
	Muhak Co. Ltd.	60,148	1,246
	Tongyang Life Insurance Co. Ltd.	135,793	1,244
	TES Co. Ltd.	60,076	1,239
	NICE Holdings Co. Ltd.	79,767	1,235
*,^ Binex Co. Ltd.		98,290	1,226
^	YG Entertainment Inc.	46,825	1,224
	KISWIRE Ltd.	33,267	1,185
	AK Holdings Inc.	22,330	1,182
	POSCO Chemtech Co. Ltd.	85,547	1,175
^	Hanjin Transportation Co. Ltd.	50,879	1,167
^	Songwon Industrial Co. Ltd.	68,823	1,167

	NICE Information Service Co. Ltd.	168,244	1,166
*,^ ATGen Co. Ltd.		38,870	1,164
^	Able C&C Co. Ltd.	52,858	1,163
*,^ Homecast Co. Ltd.		129,711	1,151
	Hankook Shell Oil Co. Ltd.	3,209	1,141
	CJ Hellovision Co. Ltd.	125,068	1,135
	Hansol Paper Co. Ltd.	66,552	1,134
^	Kumho Industrial Co. Ltd.	135,822	1,117
	Youngone Holdings Co. Ltd.	23,622	1,110
	CJ CheilJedang Corp. Preference Shares	8,180	1,108
*,^ Hanwha Investment & Securities Co. Ltd.		498,370	1,108
*,^ Interflex Co. Ltd.		42,016	1,099
^	NS Shopping Co. Ltd.	7,245	1,098
	Daeduck Electronics Co.	127,916	1,096
^	Ssangyong Cement Industrial Co. Ltd.	83,720	1,094
	Kwang Dong Pharmaceutical Co. Ltd.	137,082	1,091
*,^ Schnell Biopharmaceuticals Inc.		362,481	1,086
*,^ CMG Pharmaceutical Co. Ltd.		347,647	1,074
*,^ Hanjin Heavy Industries & Construction Co. Ltd.		308,670	1,071
*,^ Emerson Pacific Inc.		37,199	1,063
^	Caregen Co. Ltd.	18,346	1,058
^	SL Corp.	60,790	1,055
^	Hyundai Livart Furniture Co. Ltd.	43,777	1,053
	Silicon Works Co. Ltd.	38,195	1,047
*	Korea Line Corp.	50,042	1,041
^	i-SENS Inc.	39,399	1,038
*	Yuanta Securities Korea Co. Ltd.	340,363	1,034
*	Hansol Technics Co. Ltd.	68,378	1,034
*,^ iNtRON Biotechnology Inc.		48,926	1,032
*,^ Gamevil Inc.		20,991	1,032
	Samchully Co. Ltd.	10,736	1,027
^	JW Holdings Corp.	143,276	1,022
	Sungwoo Hitech Co. Ltd.	152,509	1,022
	It's Skin Co. Ltd.	26,917	1,013
^	Seobu T&D	67,307	1,011
^	Hancom Inc.	67,427	995
	Dongwon F&B Co. Ltd.	4,772	993
	Daeduck GDS Co. Ltd.	78,242	976
*,^ Taewoong Co. Ltd.		42,562	973
	Interpark Holdings Corp.	226,106	970
^	InBody Co. Ltd.	47,178	968
	Daekyo Co. Ltd.	134,037	965
^	Kwangju Bank	97,481	959
^	WeMade Entertainment Co. Ltd.	36,769	957
	SeAH Steel Corp.	11,169	950
	Lock&Lock Co. Ltd.	75,263	949
	Shinyoung Securities Co. Ltd.	21,218	947
*,^ Pharmicell Co. Ltd.		227,554	934
^	Dae Hwa Pharmaceutical Co. Ltd.	48,014	916
^	Kolao Holdings	139,617	912
	KT Skylife Co. Ltd.	61,639	910
*	Woongjin Thinkbig Co. Ltd.	111,751	902
	Daishin Securities Co. Ltd. Preference Shares	127,605	895
	Hansol Holdings Co. Ltd.	158,847	893
*	Taeyoung Engineering & Construction Co. Ltd.	168,767	886
*,^ Peptron Inc.		23,251	883
*,^ NUTRIBIOTECH Co. Ltd.		45,060	876

^	Kolon Corp.	15,445	863
*	Eugene Investment & Securities Co. Ltd.	337,863	860
*,^ Wonik Holdings Co. Ltd.		174,798	858
	Dae Han Flour Mills Co. Ltd.	5,395	849
^	Crown Haitai Holdings Co. Ltd.	18,716	842
^	Dawonsys Co. Ltd.	82,659	832
^	Daewoong Co. Ltd.	17,711	828
^	Namhae Chemical Corp.	101,634	816
^	Cuckoo Electronics Co. Ltd.	6,774	803
^	Lutronic Corp.	67,722	802
*,^ Naturalendo Tech Co. Ltd.		55,863	784
	Cell Biotech Co. Ltd.	25,445	783
	Green Cross Cell Corp.	30,014	768
^	Coreana Cosmetics Co. Ltd.	149,588	766
	E1 Corp.	15,584	765
*,^ COSON Co. Ltd.		70,847	763
*,^ Agabang&Company		102,616	746
*,^ Duk San Neolux Co. Ltd.		31,033	741
*,^ Neowiz Games Corp.		69,435	733
^	KH Vatec Co. Ltd.	58,503	732
	Humax Co. Ltd.	68,550	730
	Chongkundang Holdings Corp.	11,965	728
	Seoyon E-Hwa Co. Ltd.	55,918	715
	Youlchon Chemical Co. Ltd.	58,292	698
	TK Corp.	82,760	696
*	S&T Dynamics Co. Ltd.	83,976	694
	Sindoh Co. Ltd.	15,193	692
	KISCO Corp.	19,512	689
^	Sung Kwang Bend Co. Ltd.	73,204	688
*	Huons Co. Ltd.	15,054	688
*,^ Leaders Cosmetics Co. Ltd.		49,872	685
	Hyundai Corp.	35,544	683
^	Korea Kolmar Holdings Co. Ltd.	25,894	676
	SBS Media Holdings Co. Ltd.	270,712	673
	Kyobo Securities Co. Ltd.	79,565	667
*,^ CUROCOM Co. Ltd.		309,179	663
^	Byucksan Corp.	183,918	646
^	Humedix Co. Ltd.	23,334	626
*	GNCO Co. Ltd.	295,077	620
*	SFA Semicon Co. Ltd.	300,917	619
*,^ G-SMATT GLOBAL Co. Ltd.		51,626	617
*,^ Insun ENT Co. Ltd.		116,903	616
*,^ KTB Investment & Securities Co. Ltd.		217,006	608
^	ICD Co. Ltd.	45,526	603
*	NEPES Corp.	60,998	598
^	CJ Freshway Corp.	20,077	593
	GOLFZON Co. Ltd.	12,660	583
*,^ CrucialTec Co. Ltd.		99,200	574
	Cosmax BTI Inc	19,085	545
^	GOLFZONYUWONHOLDINGS Co. Ltd.	96,764	532
*,^ 3S Korea Co. Ltd.		239,550	526
^	Hyundai C&F Inc.	35,159	497
	Eusu Holdings Co. Ltd.	85,485	494
*,^ Samsung Pharmaceutical Co. Ltd.		150,887	488
*	Lumens Co. Ltd.	148,721	457
	INTOPS Co. Ltd.	45,492	454
	Seoyon Co. Ltd.	49,070	452

	Sam Young Electronics Co. Ltd.	40,228	450
	MegaStudy Co. Ltd.	15,058	426
*,^ KONA I Co. Ltd.		44,874	417
*	Dongbu Securities Co. Ltd.	127,345	414
	DY Corp.	62,546	413
	Huons Global Co. Ltd.	17,905	401
*,^ Cellumed Co. Ltd.		713,287	377
*,^ Duksan Hi-Metal Co. Ltd.		50,261	354
	Hitejinro Holdings Co. Ltd.	33,510	343
*,^ Doosan Engine Co. Ltd.		95,069	295
	AtlasBX Co. Ltd.	4,921	229
*	Crown Confectionery Co. Ltd.	24,102	—
			3,410,520
Spain (2.7%)
	Banco Santander SA	64,605,104	395,469
	Banco Bilbao Vizcaya Argentaria SA	29,284,355	227,326
	Telefonica SA	19,232,483	215,276
	Iberdrola SA	25,108,257	179,396
	Industria de Diseno Textil SA	4,749,806	167,272
	Amadeus IT Group SA	1,858,180	94,152
*	Repsol SA	5,043,477	78,138
	CaixaBank SA	16,121,507	69,314
2	Aena SA	292,424	46,221
^	Abertis Infraestructuras SA	2,809,114	45,220
	Banco de Sabadell SA	23,383,494	42,845
*	Ferrovial SA	2,130,336	42,580
	Grifols SA	1,555,055	38,153
	Red Electrica Corp. SA	1,950,247	37,395
	Endesa SA	1,424,444	33,431
	Gas Natural SDG SA	1,371,353	29,997
	Enagas SA	1,020,678	26,480
	Bankinter SA	3,109,140	26,071
*	ACS Actividades de Construccion y Servicios SA	757,070	25,735
	Bankia SA	20,806,124	23,684
	Gamesa Corp. Tecnologica SA	1,000,642	23,670
	Grifols SA Preference Shares	1,081,179	20,325
	Merlin Properties Socimi SA	1,458,094	16,290
	Distribuidora Internacional de Alimentacion SA	2,769,929	16,011
	Mapfre SA	4,542,518	15,559
*,^ Banco Popular Espanol SA		13,820,821	13,402
^	Bolsas y Mercados Espanoles SHMSF SA	349,978	11,601
	Viscofan SA	211,320	10,917
	Mediaset Espana Comunicacion SA	828,796	10,672
2	Cellnex Telecom SA	630,102	10,378
	Acciona SA	118,991	9,517
*	Acerinox SA	649,851	9,084
	Ebro Foods SA	398,609	8,054
*	Inmobiliaria Colonial SA	1,064,720	7,959
	Zardoya Otis SA	861,195	7,953
	Melia Hotels International SA	534,705	7,353
	Grupo Catalana Occidente SA	204,478	7,255
	Applus Services SA	595,249	7,145
*	Indra Sistemas SA	524,004	6,680
	Prosegur Cia de Seguridad SA	949,510	5,706
	Hispania Activos Inmobiliarios SOCIMI SA	392,943	5,638
	Tecnicas Reunidas SA	139,829	5,521
	Almirall SA	265,122	4,302

*	NH Hotel Group SA	911,802	4,291
2	Euskaltel SA	412,162	4,217
	CIE Automotive SA	206,945	4,078
	Faes Farma SA	1,133,099	4,039
	Axiare Patrimonio SOCIMI SA	261,855	3,910
	Cia de Distribucion Integral Logista Holdings SA	161,608	3,751
	Corp Financiera Alba SA	76,053	3,563
*	Sacyr SA	1,272,347	3,154
*	Construcciones y Auxiliar de Ferrocarriles SA	82,429	3,151
	Atresmedia Corp. de Medios de Comunicacion SA	236,766	2,987
*	Fomento de Construcciones y Contratas SA	321,879	2,923
^	Obrascon Huarte Lain SA	622,315	2,846
*	Pharma Mar SA	654,354	2,080
*,^ Codere SA		3,471,432	2,073
	Ence Energia y Celulosa SA	568,881	1,752
	Papeles y Cartones de Europa SA	219,313	1,511
*	Liberbank SA	1,150,976	1,481
*	Promotora de Informaciones SA	219,193	1,007
	Vidrala SA	2,439	126
			2,138,087
Sweden (2.7%)
^	Nordea Bank AB	14,232,193	162,373
^	Swedbank AB Class A	4,724,483	109,317
	Hennes & Mauritz AB Class B	4,260,426	108,730
^	Volvo AB Class B	6,917,650	102,049
	Atlas Copco AB Class A	2,689,403	94,799
^	Svenska Handelsbanken AB Class A	6,559,993	89,899
^	Telefonaktiebolaget LM Ericsson Class B	13,383,925	89,356
	Assa Abloy AB Class B	4,210,050	86,549
^	Svenska Cellulosa AB SCA Class B	2,678,538	86,319
	Investor AB Class B	2,018,901	84,889
	Sandvik AB	4,827,013	72,101
^	Skandinaviska Enskilda Banken AB Class A	6,418,017	71,318
	Atlas Copco AB Class B	1,845,779	58,633
^	Telia Co. AB	11,647,954	48,832
	Hexagon AB Class B	1,149,386	46,130
^	Skanska AB Class B	1,611,200	37,920
	Boliden AB	1,228,767	36,575
^	SKF AB	1,646,083	32,552
^	Electrolux AB Class B	999,298	27,742
	Swedish Match AB	836,064	27,171
	Alfa Laval AB	1,401,874	26,422
*	Kinnevik AB	905,122	24,127
	Trelleborg AB Class B	1,092,752	23,394
	Securitas AB Class B	1,377,993	21,512
	Industrivarden AB Class A	887,229	20,502
	Industrivarden AB	782,795	16,939
^	Castellum AB	1,227,142	16,265
*	Lundin Petroleum AB	800,461	16,246
^	Elekta AB Class B	1,605,479	15,683
	Tele2 AB	1,596,381	15,238
^	ICA Gruppen AB	446,094	15,215
^	Husqvarna AB	1,690,941	14,826
^	Getinge AB	833,084	14,607
	Intrum Justitia AB	320,112	11,952
	Hexpol AB	1,120,026	11,484
	BillerudKorsnas AB	689,029	11,103

*,^ Swedish Orphan Biovitrum AB		729,200	10,470
	Loomis AB Class B	327,022	10,340
*,2 Dometic Group AB		1,329,972	9,885
*,^ Nibe Industrier AB Class B		1,197,049	9,568
^	Fabege AB	596,945	9,490
	NCC AB Class B	376,347	9,298
*	Fastighets AB Balder Class B	435,676	9,085
^	Holmen AB	224,994	8,754
	Modern Times Group MTG AB Class B	241,798	8,085
	Com Hem Holding AB	701,616	8,029
	Indutrade AB	419,935	7,998
*	SSAB AB Class B	2,409,403	7,887
	Saab AB Class B	186,882	7,885
2	Thule Group AB	468,416	7,858
	AAK AB	119,100	7,840
	L E Lundbergforetagen AB Class B	115,479	7,827
^	Hufvudstaden AB Class A	506,470	7,502
	Axfood AB	479,951	7,207
	Sweco AB Class B	313,796	7,146
	Wallenstam AB	885,865	7,143
	Peab AB	743,641	7,093
	JM AB	221,212	6,986
*	NetEnt AB	849,211	6,816
	Wihlborgs Fastigheter AB	308,160	5,839
	Lifco AB Class B	209,222	5,558
*	Bonava AB B ORD	377,499	5,516
*,2 Attendo AB		558,682	5,499
	Investment AB Latour Class B	135,555	5,411
	AF AB	239,570	4,948
2	Bravida Holding AB	750,469	4,862
	Kungsleden AB	835,003	4,782
	Avanza Bank Holding AB	126,306	4,745
*	Betsson AB	533,715	4,644
*,^ Fingerprint Cards AB Class B		1,152,378	4,633
	Mycronic AB	428,601	4,390
	Oriflame Holding AG	105,248	4,210
	Bilia AB	203,241	4,193
*,^ SSAB AB Class A		1,024,547	4,052
	Pandox AB	253,216	3,867
^	Ratos AB	789,467	3,712
	Hemfosa Fastigheter AB	404,702	3,608
*	Cloetta AB Class B	909,290	3,593
	Atrium Ljungberg AB	206,480	3,143
	Nobia AB	301,401	3,094
	Melker Schorling AB	45,429	2,745
	Concentric AB	172,866	2,644
*	Vitrolife AB	54,531	2,610
	Haldex AB	193,337	2,571
	Bure Equity AB	225,867	2,468
	Klovern AB	2,449,002	2,438
*,2 Resurs Holding AB		403,698	2,355
	Svenska Handelsbanken AB Class B	157,665	2,169
	Lindab International AB	254,562	2,162
*	Investment AB Oresund	120,940	2,023
	Klovern AB Preference Shares	61,333	1,916
	SAS AB Preference Shares	30,825	1,847
	SkiStar AB	90,754	1,685

	Rezidor Hotel Group AB	407,652	1,554
	Clas Ohlson AB	96,773	1,515
	Mekonomen AB	64,864	1,277
*	Collector AB	109,815	1,207
	Skandinaviska Enskilda Banken AB	97,008	1,119
*,^ SAS AB		691,766	1,101
	SKF AB Class A	52,710	1,042
	Fastighets AB Balder Preference Shares	26,928	988
	Hemfosa Fastigheter AB Preference Shares	48,039	876
	Ratos AB Preference Shares	4,114	852
	Sagax AB Preference Shares	239,635	818
	NCC AB Class A	21,716	536
*	Bonava AB A ORD	16,650	243
			2,076,021
Switzerland (7.2%)
	Nestle SA	13,827,550	1,061,289
	Roche Holding AG	3,134,232	801,529
	Novartis AG	10,596,864	786,897
	UBS Group AG	15,643,104	250,049
	ABB Ltd.	8,576,266	200,732
	Syngenta AG	411,698	181,823
	Cie Financiere Richemont SA	2,292,233	181,229
	Zurich Insurance Group AG	667,497	178,129
	Credit Suisse Group AG	9,343,915	139,025
	Swiss Re AG	1,465,852	131,657
	Actelion Ltd.	428,003	120,760
	LafargeHolcim Ltd.	1,535,192	90,575
^	Givaudan SA	41,348	74,470
	Geberit AG	165,444	71,292
	Sika AG	9,383	56,277
	Partners Group Holding AG	98,395	52,879
	Adecco Group AG	711,045	50,487
^	Swatch Group AG (Bearer)	137,414	49,198
	Julius Baer Group Ltd.	979,146	48,914
	SGS SA	22,892	48,820
	Lonza Group AG	256,535	48,491
^	Swisscom AG	101,431	46,756
	Swiss Life Holding AG	143,959	46,421
	LafargeHolcim Ltd. (Paris Shares)	635,227	37,505
	Roche Holding AG (Bearer)	138,656	35,263
*	Dufry AG	215,105	32,752
	Kuehne & Nagel International AG	226,419	31,971
	Sonova Holding AG	229,265	31,802
	Schindler Holding AG	157,780	30,520
	Baloise Holding AG	207,718	28,543
	Chocoladefabriken Lindt & Spruengli AG Registered Shares	429	28,459
	Chocoladefabriken Lindt & Spruengli AG Participation Certificates	4,754	26,938
	Swiss Prime Site AG	292,154	25,724
	Clariant AG	1,231,900	23,236
	Straumann Holding AG	47,860	22,183
	Schindler Holding AG (Registered)	115,006	21,820
	Temenos Group AG	262,309	20,834
	Logitech International SA	642,323	20,412
	Galenica AG	18,427	19,427
	EMS-Chemie Holding AG	32,352	18,841
*	Georg Fischer AG	18,529	16,847
	PSP Swiss Property AG	179,481	16,331

	Helvetia Holding AG	27,492	15,222
	ams AG	277,289	14,979
*	Flughafen Zuerich AG	68,871	14,673
	Swatch Group AG (Registered)	208,043	14,487
^	BB Biotech AG	249,819	14,065
	Aryzta AG (Switzerland Shares)	374,802	12,034
2	Sunrise Communications Group AG	153,831	11,590
	Barry Callebaut AG	8,734	11,420
	dormakaba Holding AG	13,784	10,970
	Cembra Money Bank AG	129,664	10,720
	DKSH Holding AG	121,151	9,384
	Pargesa Holding SA	129,525	9,155
	Banque Cantonale Vaudoise	12,910	8,907
	Bucher Industries AG	29,816	8,715
	GAM Holding AG	698,536	8,607
*,2 VAT Group AG		78,825	8,587
	OC Oerlikon Corp. AG	793,608	8,474
	Tecan Group AG	52,375	8,363
	Forbo Holding AG	5,277	8,071
	Valiant Holding AG	73,071	7,777
	Panalpina Welttransport Holding AG	62,063	7,487
	Belimo Holding AG	2,126	7,419
	Mobimo Holding AG	28,397	7,352
	SFS Group AG	75,377	7,139
	Allreal Holding AG	43,367	7,081
	Emmi AG	9,991	6,805
	Autoneum Holding AG	21,324	6,262
	Sulzer AG	58,924	6,164
	u-blox Holding AG	26,943	5,932
*,^ Basilea Pharmaceutica AG		56,618	4,890
	Implenia AG	67,843	4,762
	Schweiter Technologies AG	4,068	4,508
	Valora Holding AG	12,892	4,455
	St. Galler Kantonalbank AG	10,597	4,444
	Huber & Suhner AG	63,965	4,157
	Rieter Holding AG	19,425	4,084
^	Burckhardt Compression Holding AG	13,851	3,749
	Vontobel Holding AG	64,730	3,706
^	Daetwyler Holding AG	23,745	3,663
	Conzzeta AG	4,007	3,561
	COSMO Pharmaceuticals NV	20,908	3,423
*	Arbonia AG	194,902	3,293
	VZ Holding AG	11,784	3,232
	Bobst Group SA	33,869	3,121
	Interroll Holding AG	2,450	2,811
	Ascom Holding AG	156,665	2,769
	Siegfried Holding AG	10,204	2,687
	Intershop Holding AG	5,297	2,632
	Ypsomed Holding AG	13,416	2,551
	Kudelski SA	152,730	2,499
	CS Real Estate Fund LivingPlus	17,906	2,440
	BKW AG	44,455	2,402
*	Bell AG	5,273	2,185
	APG SGA SA	4,603	2,147
	EFG International AG	327,348	2,030
*,^ Meyer Burger Technology AG		2,338,360	1,976
	LEM Holding SA	2,114	1,970

	Vetropack Holding AG	920	1,724
*,^ Leonteq AG		39,905	1,633
*	Schmolz & Bickenbach AG	2,116,212	1,626
	ALSO Holding AG	11,723	1,440
	Bachem Holding AG	11,322	1,340
*	Zehnder Group AG	40,543	1,324
	Swissquote Group Holding SA	40,265	1,089
*	Alpiq Holding AG	12,360	1,087
	Plazza AG	3,907	881
	Aryzta AG (Dublin Shares)	3,587	114
*	Orascom Development Holding AG	6,635	36
			5,587,389
United Kingdom (15.8%)
	HSBC Holdings plc	89,952,913	733,740
	British American Tobacco plc	8,361,364	554,749
	Royal Dutch Shell plc Class A (London Shares)	19,467,475	513,134
	BP plc	85,602,920	492,746
	Royal Dutch Shell plc Class B	17,171,950	472,052
	GlaxoSmithKline plc	22,021,873	457,904
	AstraZeneca plc	5,664,062	348,270
	Diageo plc	11,297,518	323,510
	Vodafone Group plc	119,156,735	310,524
	Unilever plc	5,410,481	266,887
	Reckitt Benckiser Group plc	2,820,320	257,474
	Lloyds Banking Group plc	302,693,909	251,747
	Prudential plc	11,564,703	244,287
	Rio Tinto plc	5,427,024	218,536
	National Grid plc	16,916,871	214,632
	Barclays plc	75,885,930	214,212
	Imperial Brands plc	4,320,095	209,370
*	Glencore plc	52,341,809	205,368
	Shire plc	2,887,840	168,268
	BT Group plc	37,525,925	149,847
	BHP Billiton plc	9,480,898	146,234
	Compass Group plc	7,387,180	139,473
	WPP plc	5,742,985	125,882
	Aviva plc	18,161,716	121,196
*	Standard Chartered plc	12,038,067	115,144
	BAE Systems plc	14,236,839	114,582
	RELX NV (London Shares)	4,849,047	94,936
*	Anglo American plc	5,862,227	89,570
	CRH plc (London Shares)	2,484,712	87,510
	Experian plc	4,226,919	86,235
*	Tesco plc	36,446,886	84,826
	SSE plc	4,559,768	84,270
	Legal & General Group plc	26,663,480	82,563
	Wolseley plc	1,130,809	71,198
	Rolls-Royce Holdings plc	7,426,492	70,159
	Centrica plc	24,611,509	67,018
	Shire plc ADR	380,747	66,338
	Smith & Nephew plc	3,975,443	60,530
	Sky plc	4,707,237	57,569
	London Stock Exchange Group plc	1,412,323	56,189
	Old Mutual plc	21,940,421	55,217
	Associated British Foods plc	1,564,154	51,095
	Carnival plc	819,878	46,994
	Land Securities Group plc	3,529,850	46,881

Ashtead Group plc	2,253,819	46,653
ITV plc	16,817,201	46,167
* Royal Bank of Scotland Group plc	14,853,300	45,039
CRH plc (Dublin Shares)	1,246,457	43,924
Bunzl plc	1,505,914	43,771
InterContinental Hotels Group plc	885,383	43,366
Burberry Group plc	1,992,393	42,998
Kingfisher plc	10,140,647	41,492
Whitbread plc	820,431	40,710
3i Group plc	4,313,142	40,497
Mondi plc	1,650,289	39,874
Paddy Power Betfair plc	368,316	39,713
Standard Life plc	8,881,388	39,490
Sage Group plc	4,844,349	38,268
United Utilities Group plc	3,065,460	38,168
Randgold Resources Ltd.	417,278	36,462
Persimmon plc	1,371,841	35,993
Smiths Group plc	1,753,208	35,623
Intertek Group plc	721,985	35,538
Taylor Wimpey plc	14,651,184	35,438
British Land Co. plc	4,590,849	35,093
GKN plc	7,691,749	35,034
DCC plc	396,507	34,906
Next plc	634,421	34,321
Johnson Matthey plc	868,881	33,524
RSA Insurance Group plc	4,555,912	33,459
Severn Trent plc	1,057,484	31,544
Pearson plc	3,687,493	31,443
International Consolidated Airlines Group SA (London Shares)	4,744,316	31,443
2 Worldpay Group plc	8,433,937	31,182
Barratt Developments plc	4,519,276	30,957
St. James's Place plc	2,324,377	30,940
Marks & Spencer Group plc	7,289,567	30,791
Informa plc	3,709,717	30,323
Wm Morrison Supermarkets plc	9,731,291	29,284
Micro Focus International plc	995,294	28,390
Smurfit Kappa Group plc	1,052,462	28,048
Direct Line Insurance Group plc	6,178,549	26,882
G4S plc	6,973,793	26,585
Croda International plc	584,758	26,119
Segro plc	4,457,458	25,485
Rentokil Initial plc	8,226,495	25,443
Hammerson plc	3,544,230	25,343
J Sainsbury plc	7,532,278	24,949
Provident Financial plc	657,422	24,702
Melrose Industries plc	8,460,290	23,641
Weir Group plc	966,237	23,243
Berkeley Group Holdings plc	577,845	23,235
DS Smith plc	4,223,802	22,980
Coca-Cola HBC AG	874,098	22,566
Admiral Group plc	898,373	22,385
Royal Mail plc	4,090,893	21,789
Halma plc	1,693,842	21,736
Inmarsat plc	2,017,973	21,499
Travis Perkins plc	1,124,364	21,331
2 Auto Trader Group plc	4,324,939	21,226
Capita plc	2,977,157	21,084

TUI AG	1,496,987	20,731
Pennon Group plc	1,848,018	20,414
Tate & Lyle plc	2,096,302	20,088
Inchcape plc	1,901,774	20,051
Rightmove plc	401,346	20,050
Spirax-Sarco Engineering plc	328,561	19,642
Meggitt plc	3,491,980	19,490
Investec plc	2,836,597	19,343
2 Merlin Entertainments plc	3,211,822	19,307
Schroders plc	503,519	19,110
Bellway plc	548,351	18,580
IMI plc	1,235,895	18,491
RPC Group plc	1,861,752	18,219
Booker Group plc	7,431,198	18,176
Dixons Carphone plc	4,482,653	17,854
BBA Aviation plc	4,646,825	17,719
Hargreaves Lansdown plc	1,086,485	17,698
* Just Eat plc	2,490,048	17,637
Hiscox Ltd.	1,281,061	17,560
UBM plc	1,754,414	16,799
Antofagasta plc	1,594,495	16,648
Phoenix Group Holdings	1,774,823	16,633
Spectris plc	531,746	16,625
John Wood Group plc	1,663,303	15,890
Derwent London plc	446,858	15,742
^ Mediclinic International plc	1,755,649	15,681
Hikma Pharmaceuticals plc	622,720	15,468
Fresnillo plc	761,226	14,832
Aberdeen Asset Management plc	4,438,518	14,729
Polymetal International plc	1,182,198	14,667
Howden Joinery Group plc	2,686,282	14,594
TP ICAP plc	2,471,343	14,374
William Hill plc	3,906,327	14,246
Henderson Group plc	4,753,261	13,878
Intu Properties plc	3,962,438	13,863
* CYBG plc	3,937,142	13,724
* Metro Bank plc	335,823	13,620
Petrofac Ltd.	1,170,476	13,521
Indivior plc	3,263,130	13,175
* Paysafe Group plc	2,205,955	12,932
Playtech plc	1,104,079	12,882
Close Brothers Group plc	668,043	12,878
* BTG plc	1,742,652	12,807
Cobham plc	7,664,427	12,778
Beazley plc	2,367,944	12,680
Hays plc	6,432,995	12,654
Great Portland Estates plc	1,546,965	12,627
easyJet plc	976,853	12,559
Man Group plc	6,795,800	12,555
Babcock International Group plc	1,129,660	12,482
Saga plc	4,898,423	12,453
Greene King plc	1,393,832	12,235
* IWG plc	3,049,156	12,182
* Tullow Oil plc	4,110,956	12,126
Capital & Counties Properties plc	3,296,473	12,027
GVC Holdings plc	1,290,234	11,856
Rotork plc	3,884,881	11,842

Shaftesbury plc	1,025,521	11,758
Amec Foster Wheeler plc	1,749,907	11,703
Aggreko plc	1,054,354	11,661
Electrocomponents plc	1,963,851	11,637
Intermediate Capital Group plc	1,300,175	11,517
B&M European Value Retail SA	3,066,025	11,512
SSP Group plc	2,136,271	11,151
Daily Mail & General Trust plc	1,207,978	10,912
WH Smith plc	489,487	10,876
Centamin plc	4,922,536	10,649
Balfour Beatty plc	3,094,701	10,438
IG Group Holdings plc	1,642,967	10,241
* NEX Group plc	1,414,056	10,079
Jupiter Fund Management plc	1,881,026	10,036
Moneysupermarket.com Group plc	2,423,128	10,025
UDG Healthcare plc	1,112,536	9,769
Greencore Group plc	3,173,560	9,762
Britvic plc	1,141,189	9,261
AA plc	2,767,043	9,215
QinetiQ Group plc	2,635,348	9,205
* Firstgroup plc	5,487,753	9,078
Dechra Pharmaceuticals plc	431,177	9,029
Tritax Big Box REIT plc	4,975,581	9,009
WS Atkins plc	462,339	8,922
Bodycote plc	881,789	8,798
Victrex plc	367,346	8,755
National Express Group plc	1,931,135	8,712
Domino's Pizza Group plc	2,245,755	8,688
Grafton Group plc	969,091	8,668
Ultra Electronics Holdings plc	325,162	8,440
HomeServe plc	1,183,517	8,352
UNITE Group plc	1,008,926	8,048
JD Sports Fashion plc	1,664,110	8,041
NMC Health plc	359,720	7,974
Ashmore Group plc	1,770,587	7,840
Essentra plc	1,179,592	7,749
Drax Group plc	1,869,518	7,628
Crest Nicholson Holdings plc	1,118,969	7,601
Elementis plc	2,092,208	7,583
Lancashire Holdings Ltd.	899,106	7,577
Cineworld Group plc	908,130	7,538
Pagegroup plc	1,392,505	7,470
AVEVA Group plc	300,355	7,338
Kier Group plc	426,212	7,300
Synthomer plc	1,223,163	7,289
* Serco Group plc	4,988,712	7,209
Berendsen plc	772,338	7,078
Ladbrokes Coral Group plc	4,340,047	7,025
Thomas Cook Group plc	6,573,826	7,024
Diploma plc	526,285	6,980
Galliford Try plc	375,349	6,933
Dignity plc	230,023	6,861
Paragon Group of Cos. plc	1,281,350	6,701
Rathbone Brothers plc	222,513	6,665
* Cairn Energy plc	2,592,736	6,652
BGEO Group plc	164,501	6,615
Savills plc	571,756	6,607

	Cranswick plc	206,004	6,593
	Bovis Homes Group plc	611,995	6,493
*	KAZ Minerals plc	1,133,542	6,457
	Jardine Lloyd Thompson Group plc	451,507	6,405
	Renishaw plc	164,095	6,390
*	Vectura Group plc	3,268,326	6,244
	Vesuvius plc	947,821	6,175
	Greggs plc	467,594	6,107
	Redrow plc	946,865	6,054
	Genus plc	275,572	5,946
*	Evraz plc	2,185,531	5,926
*,^ Ocado Group plc		1,948,082	5,876
	Grainger plc	1,890,519	5,837
	Big Yellow Group plc	622,211	5,696
	Fidessa Group plc	181,630	5,666
	Carillion plc	2,006,661	5,598
2	McCarthy & Stone plc	2,349,605	5,555
2	John Laing Group plc	1,602,567	5,486
^	TalkTalk Telecom Group plc	2,295,012	5,438
	Assura plc	7,278,906	5,271
	Hill & Smith Holdings plc	329,046	5,238
	Kennedy Wilson Europe Real Estate plc	429,221	5,072
2	Spire Healthcare Group plc	1,241,473	5,039
	Card Factory plc	1,405,371	5,026
	LondonMetric Property plc	2,510,750	5,025
	Virgin Money Holdings UK plc	1,249,234	5,018
	Workspace Group plc	506,386	4,980
2	ZPG plc	1,075,130	4,898
	Stagecoach Group plc	1,868,634	4,897
	Morgan Advanced Materials plc	1,239,496	4,813
	Hansteen Holdings plc	3,190,581	4,772
	Senior plc	1,822,778	4,703
	Brewin Dolphin Holdings plc	1,190,331	4,651
2	Hastings Group Holdings plc	1,312,276	4,464
	Entertainment One Ltd.	1,442,609	4,419
	Ted Baker plc	125,729	4,351
	Hunting plc	609,171	4,330
	Mitie Group plc	1,547,143	4,306
	Dairy Crest Group plc	614,172	4,256
	Safestore Holdings plc	893,723	4,225
	Marston's plc	2,491,187	4,191
	F&C Commercial Property Trust Ltd.	2,310,305	4,188
*,^ Sports Direct International plc		1,081,043	4,183
	SuperGroup plc	216,509	4,033
*,2 Wizz Air Holdings plc		195,761	4,019
	Go-Ahead Group plc	185,570	4,008
	NewRiver REIT plc	945,763	3,998
	Northgate plc	572,357	3,937
	Telecom Plus plc	261,041	3,917
	Polypipe Group plc	818,928	3,903
*,^ Allied Minds plc		1,014,971	3,870
	J D Wetherspoon plc	324,572	3,843
	Halfords Group plc	855,281	3,808
*	Petra Diamonds Ltd.	2,274,700	3,787
	Vedanta Resources plc	372,623	3,774
*	Imagination Technologies Group plc	1,107,765	3,726
	Acacia Mining plc	658,597	3,705

	esure Group plc	1,259,169	3,701
	Keller Group plc	319,577	3,639
	Restaurant Group plc	869,527	3,628
	Pets at Home Group plc	1,578,920	3,617
*	EI Group plc	2,104,628	3,571
	Debenhams plc	5,224,819	3,566
2	Sophos Group plc	1,027,511	3,492
	Hochschild Mining plc	994,112	3,459
	Dunelm Group plc	426,933	3,409
	SIG plc	2,429,130	3,391
	De La Rue plc	434,792	3,343
	PZ Cussons plc	826,120	3,326
*	Ophir Energy plc	2,995,662	3,238
	Renewi plc	2,697,971	3,231
2	Ibstock plc	1,229,202	3,201
	Mitchells & Butlers plc	1,027,008	3,142
	St. Modwen Properties plc	767,986	3,129
	UK Commercial Property Trust Ltd.	2,851,215	3,070
	Fenner plc	824,568	3,015
	RPS Group plc	971,948	2,991
*	Aldermore Group plc	1,045,022	2,911
	Chesnara plc	636,530	2,864
*	Chemring Group plc	1,193,337	2,862
*	SVG Capital plc	310,564	2,804
	Computacenter plc	297,425	2,776
2	Countryside Properties plc	885,369	2,689
	Ferrexpo plc	1,276,237	2,677
	888 Holdings plc	752,058	2,522
	OneSavings Bank plc	490,964	2,483
	Picton Property Income Ltd.	2,358,527	2,473
	KCOM Group plc	2,184,275	2,470
	Oxford Instruments plc	231,541	2,373
	Redefine International PLC	5,143,835	2,370
	Lookers plc	1,393,091	2,247
*	Nostrum Oil & Gas plc	369,082	2,239
	Laird plc	1,155,463	2,219
	ITE Group plc	1,097,057	2,213
*,2 Shawbrook Group plc		496,427	2,111
	International Personal Finance plc	976,201	2,002
	Rank Group plc	726,781	1,907
^	NCC Group plc	1,134,869	1,890
	Interserve plc	638,402	1,777
	Schroder REIT Ltd.	2,275,030	1,756
	N Brown Group plc	662,254	1,740
*	Laird plc Rights to Exp. 04/03/2017 (Temporary Line)	924,370	1,702
*,^ Premier Oil plc		2,152,919	1,702
	Helical plc	432,020	1,700
*	Premier Foods plc	3,070,534	1,692
	Daejan Holdings plc	20,865	1,683
	Devro plc	730,109	1,668
	Soco International plc	952,432	1,610
*	Lamprell plc	1,057,532	1,483
*	Gocompare.Com Group plc	1,205,741	1,363
*,^ Lonmin plc		1,239,773	1,319
	Foxtons Group plc	1,082,413	1,308
*,^ AO World plc		769,202	1,299
	Countrywide plc	634,197	1,236

2 CMC Markets plc		484,577	737
*,^ Genel Energy plc		737,376	600
* Mothercare plc		146,422	213
Royal Dutch Shell plc Class A		2,790	73
			12,257,071
Total Common Stocks (Cost $70,442,943)			77,147,714
	Coupon
Temporary Cash Investments (2.6%)1
Money Market Fund (2.5%)
3,4 Vanguard Market Liquidity Fund	0.965%	19,539,787	1,954,369

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
	United States Treasury Bill	0.601%	4/27/17	2,400	2,399
5	United States Treasury Bill	0.731%	5/11/17	7,800	7,794
5	United States Treasury Bill	0.591%–0.6458%	5/18/17	11,800	11,789
5	United States Treasury Bill	0.607%–0.6177%	5/25/17	3,290	3,287
5	United States Treasury Bill	0.516%–0.6380%	6/1/17	2,800	2,797
5	United States Treasury Bill	0.729%–0.7590%	6/15/17	5,200	5,192
	United States Treasury Bill	0.762%	6/22/17	4,100	4,093
5	United States Treasury Bill	0.647%	8/10/17	1,200	1,197
5	United States Treasury Bill	0.638%	8/24/17	6,000	5,981
					44,529
Total Temporary Cash Investments (Cost $1,998,634)					1,998,898
Total Investments (101.8%) (Cost $72,441,577)					79,146,612
Other Assets and Liabilities-Net (-1.8%)4,6					(1,432,815)
Net Assets (100%)					77,713,797

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is
$1,716,102,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 1.9%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the aggregate value of these securities was $558,900,000, representing 0.7% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $1,872,228,000 of collateral received for securities on loan.
5 Securities with a value of $31,123,000 have been segregated as initial margin for open futures contracts.
6 Cash with a value of $2,468,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to

Developed Markets Index Fund

procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of March 31, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	6,762,427	70,347,245	38,042
Temporary Cash Investments	1,954,369	44,529	—
Futures Contracts—Assets[1]	943	—	—
Futures Contracts—Liabilities[1]	(2,344)	—	—
Forward Currency Contracts—Assets	—	10,251	—
Forward Currency Contracts—Liabilities	—	(1,796)	—
Total	8,715,395	70,400,229	38,042
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a

Developed Markets Index Fund

fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Developed Markets Index Fund

At March 31, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2016	5,970	218,758	4,988
Topix Index	June 2016	1,124	152,567	(3,342)
FTSE 100 Index	June 2016	1,110	100,984	259
S&P ASX 200 Index	June 2016	532	59,333	1,169
S&P TSX 60 Index	June 2016	54	7,386	24
				3,098

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At March 31, 2017, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

		Contract Amount (000)				Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date	Receive		Deliver		($000)
Morgan Stanley Capital
Services LLC	6/21/17	EUR	155,022	USD	165,987	54
Toronto-Dominion Securities	6/13/17	JPY	11,251,370	USD	99,197	2,163
Toronto-Dominion Securities	6/21/17	GBP	60,439	USD	73,610	2,268
Barclays Bank plc	6/21/17	EUR	53,849	USD	57,360	318
Toronto-Dominion Securities	6/20/17	AUD	68,033	USD	51,345	554
BNP Paribas	6/13/17	JPY	4,374,650	USD	39,779	(369)
Bank of America, N.A	6/21/17	EUR	27,513	USD	29,529	(61)
Citibank, N.A.	6/13/17	JPY	3,356,150	USD	29,389	845
BNP Paribas	6/21/17	EUR	26,522	USD	28,940	(532)
Citibank, N.A.	6/21/17	EUR	26,522	USD	28,933	(526)
BNP Paribas	6/21/17	GBP	22,214	USD	27,906	(17)
BNP Paribas	6/20/17	AUD	34,874	USD	26,482	122
Deutsche Bank AG	6/13/17	JPY	2,296,090	USD	20,246	439
Morgan Stanley Capital
Services LLC	6/21/17	GBP	14,722	USD	17,987	496
JPMorgan Chase Bank, N.A.	6/21/17	GBP	14,676	USD	17,950	476
BNP Paribas	6/13/17	JPY	1,816,610	USD	15,841	524
Barclays Bank PLC	6/13/17	JPY	1,629,680	USD	14,235	446

Developed Markets Index Fund

Barclays Bank PLC	6/20/17	AUD	9,849	USD	7,438	75
Barclays Bank PLC	6/20/17	CAD	8,615	USD	6,396	90
JPMorgan Chase Bank N.A.	6/13/17	JPY	714,409	USD	6,292	144
BNP Paribas	6/21/17	GBP	3,320	USD	4,046	122
Goldman Sachs International	6/20/17	CAD	3,632	USD	2,715	20
JPMorgan Chase Bank, N.A.	6/20/17	CAD	1,829	USD	1,358	19
Citibank, N.A.	6/20/17	CAD	141	USD	104	1
Barclays Bank PLC	6/13/17	USD	141,551	JPY	15,719,947	(65)
JPMorgan Chase Bank, N.A.	6/21/17	USD	51,471	EUR	47,508	586
Goldman Sachs International	6/21/17	USD	45,417	EUR	42,082	343
Toronto-Dominion Securities	6/13/17	USD	37,699	JPY	4,181,400	30
Barclays Bank PLC	6/13/17	USD	35,055	JPY	3,885,840	49
JPMorgan Chase Bank, N.A.	6/21/17	USD	24,773	GBP	19,738	(6)
Barclays Bank PLC	6/21/17	USD	18,627	GBP	14,976	(175)
Toronto-Dominion Securities	6/20/17	USD	14,118	AUD	18,548	(31)
BNP Paribas	6/20/17	USD	13,793	AUD	18,020	46
Morgan Stanley Capital
Services LLC	6/13/17	USD	6,442	JPY	712,753	21
Toronto-Dominion Securities	6/20/17	USD	1,751	CAD	2,338	(10)
JPMorgan Chase Bank, N.A.	6/20/17	USD	1,512	CAD	2,013	(4)
Bank of America, N.A	10/18/17	USD	1	EUR	1	—
						8,455
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At March 31, 2017, the counterparty had deposited in segregated accounts securities and cash with a value of $12,672,000 in connection with amounts due to the fund for open forward currency contracts.

E. At March 31, 2017, the cost of investment securities for tax purposes was $72,559,218,000. Net unrealized appreciation of investment securities for tax purposes was $6,587,394,000, consisting of unrealized gains of $11,277,356,000 on securities that had risen in value since their purchase and $4,689,962,000 in unrealized losses on securities that had fallen in value since their purchase

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: May 18, 2017
By:	VANGUARD TAX-MANAGED FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: May 18, 2017

* By:/s/ ANNE E. ROBINSON
Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see file Number
33-32548, Incorporated by Reference.